UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30

Date of Reporting Period: May 1, 2010 - October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc. – www.mtbia.com

PRESIDENT’S MESSAGE AND

SEMI-ANNUAL REPORT — OCTOBER 31, 2010

MTB Group of Funds

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Strategic Allocation Fund Large Cap Value Fund Large Cap Growth Fund Mid Cap Growth Fund Small Cap Growth Fund International Equity Fund

i

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the 6-month reporting period from May 1, 2010 through October 31, 2010. Inside, you will find a complete listing of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investments Advisors, Inc., the advisor to the Trust, has provided the following review of the economy, bond and stock markets over the 6-month reporting period:

The Economy

During the six-month period of our report, the U.S. economy has shown slow growth as the country recovers from the serious recession of 2008-2009. Certain aspects of the government stimulus plan ended during this period, resulting in gyrations in the housing sector with the end of tax credits for first-time buyers. However, as the country proceeded through the uncertainties of economic stimulus and mid-term elections, evidence of slow economic growth appeared.

The Commerce department announced second quarter 2010 Gross Domestic Product (“GDP”) growth at an annualized rate of 1.7%, and third quarter growth at a positive 2.5% rate. The major challenges to economic growth continue in the housing and employment sectors. Housing should benefit from 40-year lows in mortgage rates, and we are beginning to see signs of price stabilization.

Unemployment remains stuck above 9% as it has been for a record 18 consecutive months. Although the October jobless rate was 9.6%, the non-farm sector of the economy did add 151,000 jobs in private industry. Employers will wait until they feel growth will continue before hiring picks up. Historically, GDP growth in the area of 3% results in the creation of 200,000 jobs monthly.

Notwithstanding concerns over housing and jobs, the year-end holiday season may see the consumer willing to spend a little more this year. According to data from the Federal Reserve Bank of New York (Barron’s, November 22, 2010), consumer debt has fallen by about $1 trillion over the past 24 months. This gives more fire-power to the important consumer, and it is showing up in the final sales sector of the GDP announcements.

As the first decade of the new millennium comes to a close, we look for GDP growth to continue at a 2.5%-3.0% rate and inflation to be contained in 2011. Some uncertainties, such as decisions on tax matters, remain. However, the quantitative easing12 plans of the Federal Reserve (adding $600 billion to the economy via Treasury purchases) and the improving outlook on the part of consumers will avoid a “double dip” recession and provide a slow growth environment for the economy.

The Bond Markets

Yields fell and bond prices rose strongly over the six months ended October 31, 2010. In April and May, economic growth began to slow while fears of a “double dip” recession began to emerge. In Europe, fears that sovereign nations such as Greece, Portugal and Ireland may have serious fiscal problems sent investors to the safety of the treasury market. Fears of recession, deflation and European banking concerns all resulted in higher bond prices.

In August Federal Reserve chairman Ben Bernanke floated the idea of further stimulating the economy by embarking on another round of “quantitative easing”. Formally announced in early November, this action by the Federal Reserve entails the purchase of over $600 billion of treasury securities over the period ending June 30, 2011.

While fears that the Federal Reserve’s action may allow inflation to surge, we feel differently. With sub-normal economic growth, excess capacity and stubbornly high unemployment, we feel bond prices will continue to be range-bound for the remainder of 2010 and early 2011.

Corporate issuers have taken advantage of lower rates to sell significant amounts of new bonds over the next few months. Despite this new supply, corporate bonds have performed strongly. While some issuers within the municipal markets continue to garner negative press, we believe that the vast majority of issuers in municipal market have the wherewithal to deal with the challenges of the current economic environment. A key factor going forward will be whether the taxable “Build America Bond” program gets an extension into 2011. Discontinuation of the program could result in a surge of tax-exempt bonds.

PRESIDENT’S MESSAGE  /  October 31, 2010

ii

For the 6-month reporting period May 1, 2010 through October 31, 2010, certain Barclays Capital indices performed as follows1:

Barclays Capital U.S. Aggregate Bond Index[2]	Barclays Capital U.S. Treasury Bond Index[3]	Barclays Capital Mortgage- Backed Securities Index[4]	Barclays Capital U.S. Credit Bond Index[5]	Barclays Capital Municipal Bond Index[6]
5.33%	6.25%	3.90%	6.43%	3.95%

The Stock Markets

May 2010 marked the beginning of a transition from the acceleration phase of the recovery to the sustainable growth phase. To many market participants, the transition appeared to be the prelude to a “double dip.” As the summer unfolded, it became clear that “double dip” fears were overblown. Consequently, portfolio managers were required to adjust portfolios to take advantage of a continued improvement in economic fundamentals, albeit at a pace below the comfort level of the Federal Reserve.

At the conclusion of its August meeting, the Fed warned “the pace of recovery in output and employment has slowed in recent months.” In an attempt to keep the economic recovery on pace, the Fed announced a plan to introduced more liquidity into the financial system through quantitative easing (QE2). The central bank will buy $600 billion in long-term Treasuries over the next eight months. The Fed also announced it will reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds of its earlier investments. Investors are left to wonder if the Fed’s policy of pumping more money into the system will have the intended consequence of stimulating the economy or if the policy will be akin to pushing on a string.

It is our belief that QE2 will have the intended consequence of stimulating the economy. As the economy continues to improve at a moderate pace, the stock market is poised to benefit as investors shift focus from the macro view to corporate fundamentals. We forecast that the S&P 500 will earn approximately $100 in earnings in 2011. Using a 15x multiple would suggest that by the end of 2011, the S&P 500 could reach the 1,500 level.

For the 6-month reporting period May 1, 2010 through October 31, 2010, certain stock market indices performed as follows:

S&P 500 Index[7]	Dow Jones Industrial Average[8]	NASDAQ Composite Index[9]
0.74%	2.39%	2.42%

The Trust, with assets of $7.8 billion as of October 31, 2010, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of the Trust’s funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 1, 2010

October 31, 2010  /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus available on www.mtbfunds.com or call
1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3	Barclays Capital U. S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4	Barclays Capital Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

5	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. Indexes are unmanaged and investments cannot be made directly in an index.

7	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

9	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

10	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11	Diversification does not assure a profit nor protect against loss.

12	Quantitative Easing is the practice of expanding a central bank’s balance sheet by buying long-term assets in an attempt to drive down long-term interest rates.

PRESIDENT’S MESSAGE  /  October 31, 2010

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2010

MTB Group of Funds

Short Duration Government
    Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Strategic Allocation Fund Large Cap Value Fund Large Cap Growth Fund Mid Cap Growth Fund Small Cap Growth Fund International Equity Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000.00	$1,016.10	$4.52	0.89%
Class B Shares	$1,000.00	$1,012.20	$8.32	1.64%
Class C Shares	$1,000.00	$1,012.00	$8.47	1.67%
Institutional I Shares	$1,000.00	$1,017.30	$3.25	0.64%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.72	$4.53	0.89%
Class B Shares	$1,000.00	$1,016.94	$8.34	1.64%
Class C Shares	$1,000.00	$1,016.79	$8.49	1.67%
Institutional I Shares	$1,000.00	$1,021.98	$3.26	0.64%

MTB SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$1,000.00	$1,018.60	$4.38	0.86%
Class B Shares	$1,000.00	$1,015.60	$8.18	1.61%
Class C Shares	$1,000.00	$1,015.60	$8.18	1.61%
Institutional I Shares	$1,000.00	$1,019.80	$3.11	0.61%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.87	$4.38	0.86%
Class B Shares	$1,000.00	$1,017.09	$8.19	1.61%
Class C Shares	$1,000.00	$1,017.09	$8.19	1.61%
Institutional I Shares	$1,000.00	$1,022.13	$3.11	0.61%

MTB U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000.00	$1,049.00	$5.63	1.09%
Class B Shares	$1,000.00	$1,045.20	$8.97	1.74%
Institutional I Shares	$1,000.00	$1,049.60	$3.82	0.74%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,019.71	$5.55	1.09%
Class B Shares	$1,000.00	$1,016.43	$8.84	1.74%
Institutional I Shares	$1,000.00	$1,021.48	$3.77	0.74%

SEMI-ANNUAL REPORT  /  October 31, 2010

2

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,031.60	$4.25	0.83%
Class B Shares	$1,000.00	$1,026.40	$8.12	1.59%
Institutional I Shares	$1,000.00	$1,031.70	$3.02	0.59%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.02	$4.23	0.83%
Class B Shares	$1,000.00	$1,017.19	$8.08	1.59%
Institutional I Shares	$1,000.00	$1,022.23	$3.01	0.59%

MTB PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,034.60	$4.87	0.95%
Class B Shares	$1,000.00	$1,031.50	$8.65	1.69%
Institutional I Shares	$1,000.00	$1,035.70	$3.59	0.70%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.42	$4.84	0.95%
Class B Shares	$1,000.00	$1,016.69	$8.59	1.69%
Institutional I Shares	$1,000.00	$1,021.68	$3.57	0.70%

MTB MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,029.30	$4.81	0.94%
Class B Shares	$1,000.00	$1,026.20	$8.53	1.67%
Institutional I Shares	$1,000.00	$1,031.50	$3.43	0.67%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.47	$4.79	0.94%
Class B Shares	$1,000.00	$1,016.79	$8.49	1.67%
Institutional I Shares	$1,000.00	$1,021.83	$3.41	0.67%

MTB VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,032.90	$4.77	0.93%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.52	$4.74	0.93%

MTB INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$1,000.00	$1,043.90	$5.20	1.01%
Class B Shares	$1,000.00	$1,042.20	$8.54	1.66%
Class C Shares	$1,000.00	$1,040.70	$9.00	1.75%
Institutional I Shares	$1,000.00	$1,046.60	$3.40	0.66%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.11	$5.14	1.01%
Class B Shares	$1,000.00	$1,016.84	$8.44	1.66%
Class C Shares	$1,000.00	$1,016.38	$8.89	1.75%
Institutional I Shares	$1,000.00	$1,021.88	$3.36	0.66%

MTB INCOME FUND
Actual
Class A Shares	$1,000.00	$1,056.50	$5.13	0.99%
Class B Shares	$1,000.00	$1,052.50	$8.59	1.66%
Institutional I Shares	$1,000.00	$1,057.90	$3.42	0.66%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.21	$5.04	0.99%
Class B Shares	$1,000.00	$1,016.84	$8.44	1.66%
Institutional I Shares	$1,000.00	$1,021.88	$3.36	0.66%

October 31, 2010  /  SEMI-ANNUAL REPORT

3

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB STRATEGIC ALLOCATION FUND
Actual
Class A Shares	$1,000.00	$1,035.20	$4.26	0.83%
Class B Shares	$1,000.00	$1,030.80	$8.09	1.58%
Institutional I Shares(3)	$1,000.00	$1,101.30	$2.84	0.69%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.02	$4.23	0.83%
Class B Shares	$1,000.00	$1,017.24	$8.03	1.58%
Institutional I Shares(3)	$1,000.00	$1,016.89	$2.73	0.69%

MTB LARGE CAP VALUE FUND
Actual
Class A Shares	$1,000.00	$996.30	$6.54	1.30%
Class B Shares	$1,000.00	$993.80	$9.60	1.91%
Institutional I Shares	$1,000.00	$997.60	$5.09	1.01%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.65	$6.61	1.30%
Class B Shares	$1,000.00	$1,015.58	$9.70	1.91%
Institutional I Shares	$1,000.00	$1,020.11	$5.14	1.01%

MTB LARGE CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$987.60	$7.11	1.42%
Class B Shares	$1,000.00	$985.30	$10.06	2.01%
Institutional I Shares	$1,000.00	$990.10	$5.17	1.03%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.05	$7.22	1.42%
Class B Shares	$1,000.00	$1,015.07	$10.21	2.01%
Institutional I Shares	$1,000.00	$1,020.01	$5.24	1.03%

MTB MID CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$1,038.40	$6.37	1.24%
Class B Shares	$1,000.00	$1,035.50	$9.39	1.83%
Institutional I Shares	$1,000.00	$1,039.20	$5.40	1.05%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.95	$6.31	1.24%
Class B Shares	$1,000.00	$1,015.98	$9.30	1.83%
Institutional I Shares	$1,000.00	$1,019.91	$5.35	1.05%

MTB SMALL CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$957.20	$7.10	1.44%
Class B Shares	$1,000.00	$954.10	$10.39	2.11%
Class C Shares	$1,000.00	$957.70	$7.11	1.44%
Institutional I Shares	$1,000.00	$958.40	$6.07	1.23%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,017.95	$7.32	1.44%
Class B Shares	$1,000.00	$1,014.57	$10.71	2.11%
Class C Shares	$1,000.00	$1,017.95	$7.32	1.44%
Institutional I Shares	$1,000.00	$1,019.00	$6.26	1.23%

MTB INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$1,000.00	$1,073.60	$7.53	1.44%
Class B Shares	$1,000.00	$1,068.50	$11.52	2.21%
Institutional I Shares	$1,000.00	$1,073.00	$6.84	1.31%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,017.95	$7.32	1.44%
Class B Shares	$1,000.00	$1,014.06	$11.22	2.21%
Institutional I Shares	$1,000.00	$1,018.60	$6.67	1.31%

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent one-half year period (except for MTB Strategic Allocation Fund actual return information for Institutional I Shares which reflects the 143 day period, respectively, from commencement of investment operations through October 31, 2010).

(2) Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

(3) MTB Strategic Allocation Fund, Institutional I Shares commenced investment operations on June 11, 2010.

SEMI-ANNUAL REPORT  /  October 31, 2010

4

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Collateralized Mortgage Obligations	58.3%
Government Agencies	23.5%
Corporate Bonds	12.6%
U.S. Treasury	4.6%
Mortgage-Backed Securities	0.1%
Cash Equivalents[1]	0.5%
Other Assets and Liabilities – Net[2]	0.4%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	U.S. Government Agency Securities are generally unrated but have credit support from the U.S. Treasury or a direct government guarantee.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	12.6%
Not Rated	0.5%
U.S. Government Agency Securities[4]	81.9%
U.S. Treasuries	4.6%
Other Assets and Liabilities – Net[2]	0.4%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 58.3%

FEDERAL HOME LOAN BANK (FHLB) – 3.6%
Series 3, 1.00%, 8/19/13	$3,880,000	$3,880,918

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 21.6%
Series 2003-2590, Class NU, 5.00%, 6/15/17	535,411	553,213
Series 2003-2617, Class GB, 4.00%, 6/15/16	338,850	342,855
Series 2003-2640, Class TL, 4.00%, 11/15/26	72,731	72,781
Series 2003-2689, Class PC, 4.00%, 9/15/15	963,562	967,575
Series 2004-2747, Class HA, 4.00%, 10/15/13	551,440	566,937
Series 2004-2765, Class JH, 3.00%, 5/15/19	55,109	55,234
Series 2004-2844, Class PV, 5.00%, 8/15/15	628,757	683,355
Series 2005-3062, Class LU, 5.50%, 10/15/16	5,102,990	5,665,756
Series 2005-3074, Class BG, 5.00%, 9/15/33	3,586,554	3,800,066
Series 2005-3081, Class CB, 5.00%, 5/15/21	4,621,957	4,689,126
Series 2006-3116, Class PB, 5.00%, 6/15/29	1,412,060	1,434,231
Series 2006-3196, Class PA, 5.25%, 8/15/11	1,788,185	1,815,918
Series 2007-R014, Class AL, 5.50%, 10/15/14	591,607	594,526
Series 2009-3610, Class AB, 1.40%, 12/15/14	2,358,382	2,386,215
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$23,627,788

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 6.9%
Series 1992-43, Class E, 7.50%, 4/25/22	$1,771	$1,771
Series 2003-45, Class AB, 3.75%, 5/25/33	370,393	379,100
Series 2004-55, Class LA, 4.50%, 6/25/21	3,966,475	4,014,998
Series 2005-99, Class KC, 5.50%, 2/25/28	1,194,893	1,201,617
Series 2008-74, Class AD, 5.00%, 4/25/37	1,930,226	1,982,823
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$7,580,309

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 26.2%
Series 2003-10, Class PV, 5.50%, 1/20/14	4,274,564	4,543,920
Series 2004-65, Class PA, 4.50%, 9/20/32	724,112	733,181
Series 2005-20, Class VA, 5.00%, 6/16/16	3,970,787	4,087,888
Series 2005-44, Class PC, 5.00%, 12/20/33	3,808,511	4,075,926
Series 2010-17, Class K, 4.00%, 3/16/22	9,340,625	10,187,782
Series 2010-91, Class PA, 3.00%, 8/20/31	4,887,055	4,998,005
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$28,626,702
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $62,209,881)		$63,715,717

(MTB Short Duration Government Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

MTB Short Duration Government Bond Fund (continued)

Description	Par Value	Value

CORPORATE BONDS – 12.6%

BANKS – 4.7%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	$5,000,000	$5,185,682

DIVERSIFIED FINANCIAL SERVICES – 7.9%
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,137,473
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	5,595,000	3,500,575
TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,638,048
TOTAL CORPORATE BONDS (COST $13,365,185)		$13,823,730

GOVERNMENT AGENCIES – 23.5%

FEDERAL FARM CREDIT BANK (FFCB) – 6.9%
4.50%, 10/17/12	7,000,000	7,561,621

FEDERAL HOME LOAN BANK (FHLB) – 2.8%
1.50%, 8/12/14	3,000,000	3,001,155

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 4.6%
2.00%, 5/03/13	5,000,000	5,000,648

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.2%
1.25%, 8/20/13	3,000,000	3,057,445
Sr. Subordinated 5.25%, 8/01/12	6,500,000	7,021,577
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,079,022
TOTAL GOVERNMENT AGENCIES (COST $25,469,842)		$25,642,446

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 0.1%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 521605, 9.00%, 6/01/22	$29,507	$31,167

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 203632, 8.50%, 2/15/17	4,292	4,791
Pool 306066, 8.50%, 7/15/21	8,094	9,114
Pool 307983, 8.50%, 7/15/21	53,574	60,524
Pool 341948, 8.50%, 1/15/23	16,790	18,742
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$93,171
TOTAL MORTGAGE-BACKED SECURITIES (COST $119,058)		$124,338

U.S. TREASURY – 4.6%

U.S. TREASURY NOTE – 4.6%
0.63%, 7/31/12	5,000,000	5,025,391
TOTAL U.S. TREASURY (COST $5,001,028)		$5,025,391

MONEY MARKET FUND – 0.5%
[8]Dreyfus Government Cash Management Fund, Institutional Shares, 0.04%	594,811	594,811
TOTAL MONEY MARKET FUND (COST $594,811)		$594,811
TOTAL INVESTMENTS – 99.6% (COST $106,759,805)		$108,926,433
OTHER ASSETS LESS LIABILITIES – 0.4%		410,358
TOTAL NET ASSETS – 100.0%		$109,336,791

(MTB Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB Short Duration Government Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,166,628. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,318,559 and net unrealized depreciation from investments for those securities having an excess of cost over value of $151,931.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$63,715,717	$—	$63,715,717
Corporate Bonds	—	13,823,730	—	13,823,730
Government Agencies	—	25,642,446	—	25,642,446
Mortgage-Backed Securities	—	124,338	—	124,338
U.S. Treasury	—	5,025,391	—	5,025,391
Money Market Fund	594,811	—	—	594,811

Total	$594,811	$108,331,622	$—	$108,926,433

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	87.6%
Commercial Paper	8.4%
Collateralized Mortgage Obligations	2.9%
Asset Backed Securities	0.7%
U.S. Treasury	0.5%
Adjustable Rate Mortgage	0.0%[4]
Cash Equivalents[1]	9.7%
Other Assets and Liabilities – Net[2]	(9.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

(5)	U.S. Government Agency Securities are generally unrated but have credit support from the U.S. Treasury or a direct government guarantee.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	5.4%
AA	11.1%
A	27.6%
BBB	45.7%
BB	5.3%
B	0.2%
Not Rated	11.4%
U.S. Government Agency Securities[5]	2.6%
U.S. Treasuries	0.5%
Other Assets and Liabilities – Net[2]	(9.8)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
[1]Pool 399251, 2.44%, 11/01/10	$70	$73
TOTAL ADJUSTABLE RATE MORTGAGE (COST $70)		$73

ASSET BACKED SECURITIES – 0.7%

FINANCIAL SERVICES – 0.7%
Ford Credit Auto Owner Trust, Series 2009-D, Class A2, 1.21%, 1/15/12	162,934	163,165
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, 8/15/11	165,158	165,344
Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, 2/15/12	266,472	266,929
Nissan Auto Lease Trust, Series 2009-B, Class A2, 1.22%, 9/15/11	422,363	422,800
TOTAL FINANCIAL SERVICES		$1,018,238
TOTAL ASSET BACKED SECURITIES (COST $1,016,856)		$1,018,238

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
Series 1920, Class H, 7.00%, 1/15/12	$31,151	$32,045
Series 2003-2632, Class A, 4.00%, 1/15/18	990,888	1,036,188
Series 2003-2643, Class LB, 4.50%, 7/15/16	420,458	429,095
Series 2003-2643, Class DA, 4.00%, 3/15/28	750,000	756,430
Series 2003-2649, Class KA, 4.50%, 7/15/18	467,750	491,581
Series 2003-2716, Class UA, 4.50%, 7/15/20	416,724	420,271
Series 2004-2798, Class J, 4.50%, 4/15/17	272,207	277,746
Series 2005-2915, Class KP, 5.00%, 11/15/29	90,000	91,997
Series 2005-2938, Class DB, 5.00%, 11/15/28	59,907	60,559
Series 2005-3075, Class TP, 5.50%, 1/15/30	100,000	103,914
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,699,826

WHOLE LOAN – 0.3%
GSR Mortgage Loan Trust Series 2006-2F, Class 2A15, 5.75%, 2/25/36	301,397	305,984
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	87,229	87,786
TOTAL WHOLE LOAN		$393,770
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,076,284)		$4,093,596

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

4COMMERCIAL PAPER – 8.4%

ASSET BACKED SECURITIES – 0.4%
FCAR Owner Trust Series I, 0.52%, 11/02/10	$500,000	$499,992

COMPUTER SERVICES – 0.7%
[6,7]IBM Corp, 0.18%, 11/17/10	1,000,000	999,915

DIVERSIFIED FINANCIAL SERVICES – 1.0%
Falcon Asset Securitization Co., LLC, 0.20%, 11/01/10	1,500,000	1,499,992

ELECTRIC – 1.7%
[6,7]Consolidated Edison Co., 0.31%, 11/01/10	1,500,000	1,499,987
[6,7]Southern Co Funding Corp., 0.23%, 11/18/10	1,000,000	999,885
TOTAL ELECTRIC		$2,499,872

FOOD – 1.5%
[6,7]General Mills, Inc., 0.31%, 12/01/10	1,124,000	1,123,700
[6,7]McCormick & Co Inc, 0.22%, 11/12/10	1,000,000	999,927
TOTAL FOOD		$2,123,627

HOUSEHOLD PRODUCTS – 1.0%
[6,7]Clorox Company, 0.33%, 11/05/10	1,500,000	1,499,931

OIL & GAS – 0.7%
[6,7]Sempra Energy Global Enterprise, 0.35%, 11/16/10	1,000,000	999,844

RETAIL – 1.4%
Wal-Mart Stores, Inc., 0.19%, 11/08/10	2,000,000	1,999,916
TOTAL COMMERCIAL PAPER (COST $12,123,172)		$12,123,089

CORPORATE BONDS – 87.6%

AUTO MANUFACTURERS – 0.2%
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	263,940

BANKS – 8.4%
American Express Bank FSB, Sr. Unsecured, BKN1 5.55%, 10/17/12	1,000,000	1,077,530
American Express Centurion Bank, Sr. Unsecured, BKNT 5.55%, 10/17/12	1,000,000	1,077,530
[1]BankBoston Capital Trust III, Limited Guarantee, 1.04%, 12/15/10	240,000	162,825
BB&T Corp., Sr. Unsecured, 3.10%, 7/28/11	325,000	330,994
BB&T Corp., Subordinated, 6.50%, 8/01/11	1,000,000	1,043,816
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,130,736
Capital One Financial Corp., Sr. Unsecured, 4.80%, 2/21/12	1,000,000	1,044,225
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	292,330
Credit Suisse, Sr. Unsecured, MTN, 3.45%, 7/02/12	1,000,000	1,041,659
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN, 6.15%, 4/25/13	1,000,000	1,083,089

Description	Par Value	Value

National City Bank, Subordinated, BKNT, 6.25%, 3/15/11	$1,000,000	$1,020,678
National City Bank, Subordinated, BKNT 6.20%, 12/15/11	460,000	486,819
Royal Bank of Canada, Sr. Unsecured, 1.13%, 1/15/14	1,000,000	1,002,413
UBS AG, Sr. Unsecured, BKNT 2.25%, 8/12/13	1,000,000	1,021,825
[12]Wells Fargo & Co., Sr. Notes, 3.63%, 4/15/15	250,000	265,836
TOTAL BANKS		$12,082,305

BEVERAGES – 3.8%
Anheuser-Busch Cos., Inc., Company Guaranteed, 6.00%, 4/15/11	1,000,000	1,023,934
[12]Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,030,068
[1]Coca-Cola Refreshments USA, Inc., Sr. Unsecured, 1.02%, 11/08/10	1,000,000	1,003,810
Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,094,351
Diageo Finance BV, Company Guaranteed, 3.88%, 4/01/11	350,000	355,014
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,030,909
TOTAL BEVERAGES		$5,538,086

BUILDING MATERIALS – 0.7%
Masco Corp., Sr. Unsecured, 5.88%, 7/15/12	1,000,000	1,038,724

CAPITAL MARKETS – 0.8%
Jefferies Group, Inc., Sr. Unsecured, 7.75%, 3/15/12	1,000,000	1,077,554

CHEMICALS – 1.7%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	294,346
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,147,704
TOTAL CHEMICALS		$2,442,050

COMPUTERS – 2.0%
[12]Hewlett-Packard Co., Sr. Unsecured, 4.25%, 2/24/12	1,000,000	1,046,875
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,032,964
[12]International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	803,170
TOTAL COMPUTERS		$2,883,009

COSMETICS/PERSONAL CARE – 1.4%
Colgate-Palmolive Co., Sr. Unsecured, MTN 1.38%, 11/01/15	1,000,000	992,480
Procter & Gamble International Funding SCA, Company Guaranteed, 1.35%, 8/26/11	1,000,000	1,008,723
TOTAL COSMETICS/PERSONAL CARE		$2,001,203

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 10.4%
BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	$1,000,000	$1,067,244
Boeing Capital Corp., Sr. Unsecured, 6.10%, 3/01/11	900,000	917,061
12BP Capital Markets PLC, Company Guaranteed, 1.55%, 8/11/11	250,000	251,230
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,111,101
Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 2.75%, 6/24/15	500,000	526,138
Credit Suisse USA, Inc., Bank Guaranteed, 5.50%, 8/16/11	500,000	520,060
[12]Ford Motor Credit Co. LLC, Sr. Unsecured, 7.25%, 10/25/11	1,000,000	1,048,750
[12]Ford Motor Credit Co. LLC, Sr. Unsecured, 5.63%, 9/15/15	500,000	532,500
General Electric Capital Corp., Unsecured, 1.88%, 9/16/13	1,000,000	1,012,864
12IBM International Group Capital LLC, Company Guaranteed, 5.05%, 10/22/12	1,000,000	1,086,749
[12]John Deere Capital Corp., Sr. Unsecured, MTN 4.95%, 12/17/12	1,000,000	1,087,464
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	555,573
[6,7]MassMutual Global Funding II, Sr. Secured, 3.63%, 7/16/12	500,000	519,629
[6,7]MassMutual Global Funding II, Sr. Secured, 2.88%, 4/21/14	1,000,000	1,053,846
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,018,759
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	2,000,000	2,059,014
Textron Financial Corp., Sr. Unsecured, 5.13%, 11/01/10	500,000	500,038
TOTAL DIVERSIFIED FINANCIAL SERVICES		$14,868,020

ELECTRIC – 3.1%
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	129,316
[12]Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,010,552
Progress Energy, Inc., Sr. Unsecured, 7.10%, 3/01/11	305,000	311,288
Rochester Gas & Electric Corp., Series TT, 1st Mortgage, 6.95%, 4/01/11	800,000	819,767
Virginia Electric And Power Co., Sr. Unsecured, 5.10%, 11/30/12	2,000,000	2,179,454
TOTAL ELECTRIC		$4,450,377

ELECTRONICS – 1.1%
Agilent Technologies, Inc., Sr. Unsecured, 4.45%, 9/14/12	1,000,000	1,055,729
Arrow Electronics, Inc., Sr. Unsecured, 3.38%, 11/01/15	500,000	498,250
TOTAL ELECTRONICS		$1,553,979

Description	Par Value	Value

FOOD – 7.2%
ConAgra Foods, Inc., Sr. Unsecured, 6.75%, 9/15/11	$1,400,000	$1,472,381
HJ Heinz Finance Co., Company Guaranteed, 6.63%, 7/15/11	3,250,000	3,388,754
Kellogg Co., Series B, Sr. Unsecured, 6.60%, 4/01/11	1,000,000	1,025,504
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	400,000	419,647
Kroger Co., Company Guaranteed, 6.80%, 4/01/11	1,000,000	1,026,113
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	273,868
McCormick & Co., Inc., Sr. Unsecured, 5.80%, 7/15/11	700,000	723,471
Unilever Capital Corp., Company Guaranteed, 7.13%, 11/01/10	1,000,000	1,000,167
[6,7]WM Wrigley Jr Co., Sr. Secured, 3.70%, 6/30/14	1,000,000	1,043,063
TOTAL FOOD		$10,372,968

HOME BUILDERS – 0.5%
Dr Horton, Inc., Company Guaranteed, 5.38%, 6/15/12	680,000	700,400

HOUSEHOLD PRODUCTS – 1.3%
Fortune Brands, Inc., Sr. Unsecured, 3.00%, 6/01/12	1,775,000	1,809,857

INSURANCE – 5.9%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.25%, 10/15/11	1,500,000	1,556,805
[12]Lincoln National Corp., Sr. Unsecured, 4.30%, 6/15/15	1,000,000	1,067,806
[12]MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,783,194
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,027,055
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,100,000	1,296,792
[12]Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	780,310
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,028,156
TOTAL INSURANCE		$8,540,118

INTERNET – 0.7%
eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	1,001,977

IRON/STEEL – 0.7%
Arcelormittal, Sr. Unsecured, 3.75%, 8/05/15	1,000,000	1,030,869

MEDIA – 4.2%
[12]Comcast Cable Communications LLC, Company Guaranteed, 6.75%, 1/30/11	1,000,000	1,016,103
COX Communications, Inc., Sr. Unsecured, 7.75%, 11/01/10	1,000,000	1,000,174
COX Communications, Inc., Unsecured, 7.13%, 10/01/12	1,535,000	1,701,014

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	$1,000,000	$1,181,957
Walt Disney Co., Series B, Sr. Unsecured, MTN 6.38%, 3/01/12	1,000,000	1,076,984
TOTAL MEDIA		$5,976,232

METALS & MINING – 2.3%
Teck Resources Ltd., Company Guaranteed, 3.85%, 8/15/17	500,000	517,650
[12]Vale Canada Ltd., Sr. Unsecured, 7.75%, 5/15/12	525,000	571,600
Xstrata Canada Corp., Company Guaranteed, 7.35%, 6/05/12	750,000	810,419
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	710,000	769,311
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 5.50%, 11/16/11	618,000	642,410
TOTAL METALS & MINING		$3,311,390

MISCELLANEOUS MANUFACTURING – 1.1%
General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	1,000,000	1,086,297
ITT Corp., Sr. Unsecured, 4.90%, 5/01/14	500,000	552,124
TOTAL MISCELLANEOUS MANUFACTURING		$1,638,421

OFFICE/BUSINESS EQUIPMENT – 1.5%
Xerox Corp., Sr. Unsecured, 5.50%, 5/15/12	2,000,000	2,131,762

OIL & GAS – 8.0%
[12]Apache Corp., Sr. Unsecured, 6.25%, 4/15/12	1,000,000	1,078,393
Chesapeake Energy Corp., Company Guaranteed, 7.63%, 7/15/13	1,000,000	1,093,750
ConocoPhillips, Company Guaranteed, 4.75%, 10/15/12	1,000,000	1,080,505
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,056,977
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,117,469
[6,7]Dolphin Energy Ltd., Sr. Secured, 5.89%, 6/15/19	479,650	516,682
Sempra Energy, Sr. Unsecured, 8.90%, 11/15/13	1,420,000	1,717,495
Transocean, Inc., Company Guaranteed, 4.95%, 11/15/15	1,000,000	1,060,827
[12]Valero Energy Corp., Company Guaranteed, 6.88%, 4/15/12	1,000,000	1,076,040
XTO Energy, Inc., Sr. Unsecured, 7.50%, 4/15/12	590,000	649,577
XTO Energy, Inc., Sr. Unsecured, 5.90%, 8/01/12	1,000,000	1,092,594
TOTAL OIL & GAS		$11,540,309

PHARMACEUTICALS – 0.4%
Mead Johnson Nutrition Co., Sr. Unsecured, 3.50%, 11/01/14	500,000	530,121

Description	Par Value	Value

PIPELINES – 2.6%
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	$1,000,000	$1,131,538
Plains All American Pipeline LP, Company Guaranteed, 4.25%, 9/01/12	2,500,000	2,625,377
TOTAL PIPELINES		$3,756,915

REAL ESTATE INVESTMENT TRUSTS (REIT) – 4.2%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 6.13%, 11/01/12	1,000,000	1,088,075
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,072,317
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	1,000,000	1,039,913
HCP, Inc., Sr. Unsecured, 6.45%, 6/25/12	385,000	411,562
HCP, Inc., Sr. Unsecured, 5.65%, 12/15/13	500,000	546,576
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 2/15/11	865,000	877,295
Vornado Realty LP, Sr. Unsecured, 5.60%, 2/15/11	1,025,000	1,036,020
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$6,071,758

RETAIL – 4.1%
Home Depot, Inc., Sr. Unsecured, 5.20%, 3/01/11	1,000,000	1,014,674
12McDonald’s Corp., Sr. Unsecured, 6.00%, 4/15/11	1,040,000	1,066,570
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	500,000	514,495
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,375,000	1,523,540
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	1,780,000	1,846,796
TOTAL RETAIL		$5,966,075

SEMICONDUCTORS – 0.7%
[6,7]Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,002,960

TELECOMMUNICATIONS – 6.5%
AT&T Corp., Company Guaranteed, 7.30%, 11/15/11	500,000	533,845
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured, 3.75%, 5/20/11	1,600,000	1,628,290
Cisco Systems, Inc., Sr. Unsecured, 5.25%, 2/22/11	250,000	253,767
[12]Deutsche Telekom International Finance BV, Company Guaranteed, 5.38%, 3/23/11	1,000,000	1,018,882
New Cingular Wireless Services, Inc., Company Guaranteed, 8.13%, 5/01/12	2,000,000	2,218,698
Sprint Capital Corp., Company Guaranteed, 7.63%, 1/30/11	1,614,000	1,634,175
Telecom Italia Capital SA, Company Guaranteed, 6.20%, 7/18/11	1,000,000	1,035,771
Verizon Communications, Inc., Sr. Unsecured, 4.35%, 2/15/13	1,000,000	1,082,111
TOTAL TELECOMMUNICATIONS		$9,405,539

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 2.1%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 7.13%, 12/15/10	$1,000,000	$1,007,793
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,054,818
Union Pacific Corp., Sr. Unsecured, 6.13%, 1/15/12	416,000	442,023
Union Pacific Corp., Sr. Unsecured, 6.50%, 4/15/12	536,000	577,917
TOTAL TRANSPORTATION		$3,082,551
TOTAL CORPORATE BONDS (COST $123,797,246)		$126,069,469

U.S. TREASURY – 0.5%

INFLATION INDEXED BONDS – 0.1%
3.50%, 1/15/11	100,000	126,297

U.S. TREASURY NOTE – 0.4%
1.00%, 4/30/12	500,000	505,274
TOTAL U.S. TREASURY (COST $626,962)		$631,571

MONEY MARKET FUND – 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.16%,	2,617	2,617
TOTAL MONEY MARKET FUND (COST $2,617)		$2,617

REPURCHASE AGREEMENT – 0.6%
Credit Suisse First Boston LLC, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $900,808, collateralized by a U.S. Government Security 0.88%, maturing 04/30/11; total market value of $922,107.	900,792	900,792
TOTAL REPURCHASE AGREEMENT (COST $900,792)		$900,792
TOTAL INVESTMENTS IN SECURITIES – 100.7% (COST $142,543,999)		$144,839,445

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 9.1%

REPURCHASE AGREEMENT – 9.1%
Bank of America LLC, 0.24%, dated 10/29/10, due 11/01/10, repurchase price $7,456,849, collateralized by U.S. Government Securities 2.55% to 6.01%, maturing 01/01/21 to 11/01/40; total market value of $7,605,834.	$7,456,700	$7,456,700
Mizuho Securities, Inc., 0.24%, dated 10/29/10, due 11/01/10, repurchase price $1,846,037, collateralized by U.S. Government Securities 2.51% to 7.00%, maturing 05/20/32 to 06/01/40; total market value of $1,882,920.	1,846,000	1,846,000
RBS Securities, Inc., 0.24%, dated 10/29/10, due 11/01/10, repurchase price $3,757,075, collateralized by U.S. Government Securities 3.50% to 8.00%, maturing 03/01/12 to 11/01/40; total market value of $3,832,149.	3,757,000	3,757,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $13,059,700)		$13,059,700
TOTAL INVESTMENTS – 109.8% (COST $155,603,699)		$157,899,145
COLLATERAL FOR SECURITIES ON LOAN – (9.1%)		(13,059,700)
OTHER LIABILITIES LESS ASSETS – (0.7%)		(979,353)
TOTAL NET ASSETS – 100.0%		$143,860,092

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,295,446. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,420,442 and net unrealized depreciation from investments for those securities having an excess of cost over value of $124,996.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$73	$—	$73
Asset Backed Securities	—	1,018,238	—	1,018,238
Collateralized Mortgage Obligations	—	4,093,596	—	4,093,596
Commercial Paper	—	12,123,089	—	12,123,089
Corporate Bonds	—	126,069,469	—	126,069,469
U.S. Treasury	—	631,571	—	631,571
Money Market Fund	2,617	—	—	2,617
Repurchase Agreements	—	13,960,492	—	13,960,492

Total	$2,617	$157,896,528	$—	$157,899,145

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Government Agencies	31.0%
U.S. Treasury	27.6%
Mortgage-Backed Securities	25.3%
Collateralized Mortgage Obligations	10.6%
Corporate Bonds	3.9%
Municipal Bonds	1.2%
Cash Equivalents[1]	4.9%
Other Assets and Liabilities – Net[2]	(4.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	U.S. Government Agency Securities are generally unrated but have credit support from the U.S. Treasury or a direct government guarantee.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AA	6.8%
BBB	3.2%
BB	3.4%
Not Rated	4.9%
U.S. Government Agency Securities[4]	58.6%
U.S. Treasuries	27.6%
Other Assets and Liabilities – Net[2]	(4.5)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.3%
Series 1920, Class H, 7.00%, 1/15/12	$62,302	$64,089
Series 1988-6, Class C, 9.05%, 6/15/19	24,412	27,275
Series 1989-112, Class I, 6.50%, 1/15/21	4,490	4,853
Series 1990-136, Class E, 6.00%, 4/15/21	11,775	12,659
Series 1990-141, Class D, 5.00%, 5/15/21	4,034	4,265
Series 1993-1577, Class PK, 6.50%, 9/15/23	279,000	303,626
Series 1993-1644, Class K, 6.75%, 12/15/23	176,000	198,324
Series 1994-1666, Class H, 6.25%, 9/15/23	164,083	165,500
Series 1994-1686, Class PJ, 5.00%, 2/15/24	42,455	44,609
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$825,200

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.0%
Series 1993-113, Class PK, 6.50%, 7/25/23	122,537	133,610
Series 1993-127, Class H, 6.50%, 7/25/23	118,541	129,252
Series 1993-202, Class J, 6.50%, 11/25/23	64,927	70,962
Series 1994-3, Class PL, 5.50%, 1/25/24	106,625	114,272
Series 1994-55, Class H, 7.00%, 3/25/24	137,959	152,149
Series 2002-52, Class QA, 6.00%, 7/18/32	69,941	74,854
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$675,099

Description	Par Value	Value

WHOLE LOAN – 8.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.52%, 11/25/10	$552,609	$518,416
[1]Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.06%, 11/25/10	456,171	427,767
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	2,209,262	2,243,633
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/10	2,444,347	2,223,151
TOTAL WHOLE LOAN		$5,412,967
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,869,178)		$6,913,266

CORPORATE BONDS – 3.9%

BANKS – 2.3%
First Tennessee Bank NA, Subordinated, BKNT, 4.63%, 5/15/13	1,000,000	1,012,974
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	433,274	456,012
TOTAL BANKS		$1,468,986

GAS UTILITIES – 0.8%
Bay State Gas Co., Sr. Unsecured, MTN, 9.20%, 6/06/11	500,000	517,512

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Value

HEALTHCARE PROVIDERS & SERVICES – 0.8%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	$500,000	$539,335
TOTAL CORPORATE BONDS (COST $2,318,820)		$2,525,833

GOVERNMENT AGENCIES – 31.0%

FEDERAL HOME LOAN BANK (FHLB) – 5.9%
5.38%, 5/18/16	2,000,000	2,410,544
6.63%, 11/15/10	1,435,000	1,438,739
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,849,283

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 15.8%
2.88%, 2/09/15	500,000	537,314
4.75%, 1/19/16	1,000,000	1,165,671
[12]4.88%, 6/13/18	2,000,000	2,365,748
5.13%, 10/18/16	2,000,000	2,381,215
5.25%, 4/18/16	2,000,000	2,385,854
8.25%, 6/01/26	1,000,000	1,471,859
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$10,307,661

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.0%
Sr. Subordinated 5.25%, 8/01/12	3,000,000	3,240,728

HOUSING – 0.1%
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	39,983	39,983
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, 7.66%, 8/01/15	33,681	33,913
TOTAL HOUSING		$73,896

SMALL BUSINESS ADMINISTRATION – 1.4%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	66,217	72,668
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	207,447	228,950
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	496,318	553,338
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	14,190	15,641
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	17,558	19,442
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1991-H, 8.85%, 8/01/11	212	219
TOTAL SMALL BUSINESS ADMINISTRATION		$890,258

Description	Par Value	Value

TRANSPORTATION – 2.8%
Vessel Management Services, Inc., U.S. Government Guaranteed, 5.13%, 4/16/35	$978,000	$1,093,085
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	608,000	725,876
TOTAL TRANSPORTATION		$1,818,961
TOTAL GOVERNMENT AGENCIES (COST $17,774,424)		$20,180,787

MORTGAGE-BACKED SECURITIES – 25.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.8%
Pool 287773, 7.50%, 3/01/17	1,307	1,445
Pool 299147, 7.50%, 8/01/17	91,535	101,219
Pool 538733, 9.00%, 9/01/19	372	420
Pool A18401, 6.00%, 2/01/34	1,704,330	1,877,391
Pool C78010, 5.50%, 4/01/33	2,546,482	2,764,684
Pool C80328, 7.50%, 7/01/25	83,930	94,572
Pool E00540, 6.00%, 3/01/13	154,138	163,818
Pool G01425, 7.50%, 5/01/32	167,969	189,572
Pool G01831, 6.00%, 5/01/35	745,990	821,739
Pool G12709, 5.00%, 7/01/22	919,912	981,565
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,996,425

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.1%
Pool 202957, 8.00%, 8/01/21	8,312	9,199
Pool 252439, 6.50%, 5/01/29	94,777	106,470
Pool 255933, 5.50%, 11/01/35	926,931	1,002,118
Pool 323419, 6.00%, 12/01/28	196,078	216,500
Pool 334593, 7.00%, 5/01/24	124,925	139,462
Pool 39862, 9.75%, 9/01/17	11,604	13,035
Pool 436746, 6.50%, 8/01/28	93,125	104,323
Pool 440401, 6.50%, 8/01/28	306,387	343,039
Pool 485678, 6.50%, 3/01/29	279,722	313,359
Pool 494375, 6.50%, 4/01/29	40,417	45,277
Pool 545051, 6.00%, 9/01/29	329,803	363,845
Pool 604867, 7.00%, 1/01/25	131,144	145,935
Pool 625596, 7.00%, 2/01/32	42,281	47,782
Pool 725418, 6.50%, 5/01/34	503,752	565,588
Pool 763704, 5.00%, 4/01/34	1,631,265	1,750,841
Pool 833143, 5.50%, 9/01/35	2,619,345	2,841,989
Pool 843323, 5.50%, 10/01/35	492,516	532,466
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,541,228

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.4%
Pool 1061, 9.00%, 4/20/23	23,417	26,708
Pool 146927, 9.00%, 9/15/16	5,853	5,911

(MTB U.S. Government Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Value

Pool 1886, 9.00%, 10/20/24	$4,747	$5,414
Pool 188603, 9.00%, 11/15/16	9,445	10,625
Pool 208196, 9.00%, 2/15/17	14,239	16,018
Pool 346572, 7.00%, 5/15/23	24,282	27,263
Pool 364004, 7.00%, 10/20/23	72,687	81,985
Pool 392400, 8.00%, 7/15/24	2,444	2,761
Pool 484269, 7.00%, 9/15/28	59,151	66,877
Pool 581522, 6.00%, 5/15/33	348,721	387,836
Pool 592505, 6.00%, 4/15/33	222,290	247,223
Pool 780440, 8.50%, 11/15/17	3,812	4,244
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$882,865
TOTAL MORTGAGE-BACKED SECURITIES (COST $15,357,073)		$16,420,518

MUNICIPAL BONDS – 1.2%

DEVELOPMENT – 0.2%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	158,561

FACILITIES – 1.0%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	555,000	615,040
TOTAL MUNICIPAL BONDS (COST $750,495)		$773,601

U.S. TREASURY – 27.6%

INFLATION INDEXED BONDS – 6.5%
2.00%, 1/15/14	2,000,000	2,556,123
3.50%, 1/15/11	1,325,000	1,673,440
TOTAL INFLATION INDEXED BONDS		$4,229,563

U.S. TREASURY BOND – 11.7%
3.88%, 8/15/40	3,000,000	2,938,594
4.50%, 2/15/36	1,286,000	1,408,974
[12]4.50%, 8/15/39	2,000,000	2,176,250
4.63%, 2/15/40	1,000,000	1,110,625
TOTAL U.S. TREASURY BOND		$7,634,443

Description	Par Value	Value

U.S. TREASURY NOTE – 9.4%
2.63%, 8/15/20	$3,925,000	$3,929,906
3.63%, 2/15/20	2,000,000	2,184,062
TOTAL U.S. TREASURY NOTE		$6,113,968
TOTAL U.S. TREASURY (COST $17,182,893)		$17,977,974

REPURCHASE AGREEMENT – 0.0%**
Credit Suisse First Boston LLC, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $18,861, collateralized by a U.S. Government Security 0.88%, maturing 04/30/11; total market value of $20,155.	18,861	18,861
TOTAL REPURCHASE AGREEMENT (COST $18,861)		$18,861
TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $60,271,744)		$64,810,840

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.9%

REPURCHASE AGREEMENT – 4.9%
Barclays Capital, Inc., 0.22%, dated 10/29/10, due 11/01/10, repurchase price $3,209,059, collateralized by U.S. Government Securities 0.00% to 6.00%, maturing 11/04/10 to 02/15/26; total market value of $3,273,180.	3,209,000	3,209,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,209,000)		$3,209,000
TOTAL INVESTMENTS – 104.5% (COST $63,480,744)		$68,019,840
COLLATERAL FOR SECURITIES ON LOAN – (4.9%)		(3,209,000)
OTHER ASSETS LESS LIABILITIES – 0.4%		294,576
TOTAL NET ASSETS – 100.0%		$65,105,416

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $4,539,096. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,008,146 and net unrealized depreciation from investments for those securities having an excess of cost over value of $469,050.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$6,913,266	$—	$6,913,266
Corporate Bonds	—	2,525,833	—	2,525,833
Government Agencies	—	20,140,804	39,983	20,180,787
Mortgage-Backed Securities	—	16,420,518	—	16,420,518
Municipal Bonds	—	773,601	—	773,601
U.S. Treasury	—	17,977,974	—	17,977,974
Repurchase Agreements	—	3,227,861	—	3,227,861

Total	$—	$67,979,857	$39,983	$68,019,840

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at October 31, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2010 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2010	$41,419
Realized Gain (loss)	169
Change in unrealized appreciation (depreciation)	(169)
Net purchases (sales)	(1,436)
Transfers in and/or out of Level 3	—

Balance as of October 31, 2010	$39,983

Net change in unrealized appreciation/(depreciation) for investments still held as of October 31, 2010	(169)

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

17

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Transportation	21.7%
Tobacco	14.1%
General Revenue	11.4%
Higher Education	9.8%
Medical	8.4%
Water	6.4%
Education	5.1%
Power	5.0%
General Obligations	4.8%
Bond Bank	3.1%
Multi-Family Housing	2.8%
Facilities	2.4%
School District	2.0%
Pollution Control	1.9%
Other Assets and Liabilities – Net[1]	1.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[2]	Percentage of Total Net Assets
AAA	8.2%
AA	57.6%
A	22.6%
BBB	2.6%
Not Rated	7.9%
Other Assets and Liabilities – Net[1]	1.1%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

MUNICIPAL BONDS – 94.8%

NEW YORK – 92.9%

BOND BANK – 3.1%
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank) 5.00%, 4/15/21	$3,000,000	$3,394,080

EDUCATION – 5.1%
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS) 5.00%, 7/01/29	1,000,000	976,210
New York State Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program, (Series C), (State Aid Withholding)/(GO of Authority) 7.25%, 10/01/28	3,000,000	3,649,470
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding) 5.50%, 10/01/17	895,000	959,923
TOTAL EDUCATION		$5,585,603

Description	Par Value	Value

FACILITIES – 2.4%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A) 5.63%, 7/15/25	$220,000	$223,868
Canton, NY, Human Services Initiatives, Inc. 5.75%, 9/01/32	915,000	917,763
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unrefunded Revenue Bonds, (Series A) 5.50%, 1/01/11	1,510,000	1,523,756
TOTAL FACILITIES		$2,665,387

GENERAL OBLIGATIONS – 1.6%
New York City, NY, GO Unlimited, Refunding Bonds, (Series B) 5.75%, 8/01/14	1,585,000	1,719,646

GENERAL REVENUE – 11.4%
Grand Central, NY, District Management Association, Inc. 5.00%, 1/01/21	1,000,000	1,094,650
New York State Dormitory Authority, Income Tax Revenue Bonds, (Series D) 5.00%, 3/15/23	1,250,000	1,390,813

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Thruway Authority, State Personal Income Tax Revenue, (Series A) 5.00%, 3/15/27	$1,000,000	$1,097,050
5.25%, 3/15/23	2,500,000	2,845,300
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B) 5.25%, 1/01/23	5,500,000	6,130,685
TOTAL GENERAL REVENUE		$12,558,498

HIGHER EDUCATION – 9.8%
Geneva, NY, Revenue Bonds, (Project A) 5.38%, 2/01/33	1,000,000	1,015,900
New York State Dormitory Authority 5.00%, 9/01/26	1,000,000	1,101,560
5.00%, 9/01/27	1,415,000	1,549,750
New York State Dormitory Authority Leas Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities) 5.00%, 8/15/24	2,000,000	2,198,080
New York State Dormitory Authority, Refunding Revenue Bonds, (CITY UNIV CONS 3RD-1)/(FGIC-TCRS) 5.25%, 7/01/25	1,500,000	1,500,420
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A) 7.50%, 5/15/13	3,000,000	3,480,930
TOTAL HIGHER EDUCATION		$10,846,640

MEDICAL – 8.4%
Chemung County, NY, IDA, (Series A) 5.00%, 11/01/34	875,000	879,113
Chemung County, NY, IDA, (Series B) 5.00%, 11/01/34	1,000,000	1,004,700
Monroe County, NY, IDA, (Highland Hospital Rochester Project) 5.00%, 8/01/22	1,000,000	1,022,330
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project) 5.00%, 8/01/25	995,000	1,004,482
New York City, NY, Health and Hospitals Corp., (Series A) 5.45%, 2/15/26	1,000,000	1,035,500
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS) 5.05%, 8/15/24	750,000	783,337
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS) 5.10%, 2/01/19	1,000,000	1,003,810
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (National Reinsurance FGIC) 5.00%, 2/15/23	2,000,000	2,123,480
New York State Dormitory Authority, Revenue Bonds, (FHA 232) 5.85%, 8/01/26	220,000	220,207
Tompkins, NY, Health Care Corp., (FHA INS) 10.80%, 2/01/28	220,000	234,606
TOTAL MEDICAL		$9,311,565

MULTI-FAMILY HOUSING – 2.8%
East Rochester, NY, Housing Authority, Revenue Bonds 6.13%, 4/20/43	1,355,000	1,440,501

Description	Par Value	Value

[5]New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA) 7.75%, 8/15/17	$725,000	$733,620
[5]New York State Mortgage Agency, AMT, (Series 67) 5.80%, 10/01/28	30,000	31,445
[5]New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63) 5.70%, 4/01/11	865,000	867,586
TOTAL MULTI-FAMILY HOUSING		$3,073,152

POLLUTION CONTROL – 1.9%
[5]Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing 5.63%, 11/15/14	2,000,000	2,051,880

POWER – 5.0%
Long Island Power Authority, NY, Revenue Bonds, (Series E), (National Reinsurance FGIC) 5.00%, 12/01/22	5,000,000	5,469,600

TOBACCO – 13.3%
New York Counties, NY, Tobacco Trust II, Refunding Revenue Bonds 5.25%, 6/01/25	600,000	578,640
Tobacco Settlement Financing Corp., NY, (Series A-1) 5.25%, 6/01/16	1,430,000	1,434,590
Tobacco Settlement Financing Corp., NY, (Series B-1C) 5.25%, 6/01/13	115,000	115,411
Tobacco Settlement Financing Corp., NY, (Series B-1C), Mandatory Redemption 5.50%, 6/01/22	1,000,000	1,080,530
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1) 5.50%, 6/01/18	3,000,000	3,175,380
5.50%, 6/01/19	4,575,000	4,996,357
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD) 5.25%, 6/01/22	3,000,000	3,220,500
TOTAL TOBACCO		$14,601,408

TRANSPORTATION – 21.7%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B) 5.00%, 11/15/22	1,000,000	1,087,580
Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.00%, 7/01/25	4,500,000	4,692,465
New York State Thruway Authority 5.00%, 4/01/20	2,500,000	2,792,050
New York State Thruway Authority, (Series 2000A), (FSA INS) 6.25%, 4/01/11	1,000,000	1,014,910
New York State Thruway Authority, Second Generation Highway & Bridge Thruway Fund, Refunding Revenue Bonds, (Series B) 5.00%, 4/01/25	2,500,000	2,747,450
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge 5.50%, 4/01/14	2,000,000	2,128,760
Port Authority of New York & New Jersey, Revenue Bonds, (Cons-One Hundred Sixtieth)/(Go of Authority) 5.00%, 9/15/36	1,500,000	1,618,665

(MTB New York Municipal Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Value

Port Authority of New York & New Jersey, Revenue Bonds, (Cons-One hundred Sixty-Third)/(Go of Authority) 5.00%, 7/15/39	$3,000,000	$3,245,550
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority)/(PRF 1/1/21) 6.13%, 1/01/21	3,500,000	4,587,240
TOTAL TRANSPORTATION		$23,914,670

WATER – 6.4%
New York City, NY, Municipal Water Finance Authority, (Series C) 5.13%, 6/15/33	1,000,000	1,029,510
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA) 5.00%, 6/15/21	3,000,000	3,431,340
New York State Environmental Facilities Corp., NY, State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B) 5.00%, 11/15/18	1,450,000	1,587,431
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Revenue Bonds, (Series C), (POL CTL-SRF) 5.85%, 1/15/15	1,040,000	1,044,586
TOTAL WATER		$7,092,867
TOTAL NEW YORK		$102,284,996

TEXAS – 1.1%

SCHOOL DISTRICT – 1.1%
Magnolia Independent School District, TX, GO Unlimited Bonds, (National Reinsurance FGIC) 8.00%, 8/15/15	1,000,000	1,275,490
TOTAL TEXAS		$1,275,490

WISCONSIN – 0.8%

TOBACCO – 0.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds 6.13%, 6/01/27	825,000	878,881
TOTAL WISCONSIN		$878,881
TOTAL MUNICIPAL BONDS (COST $99,692,546)		$104,439,367

Description	Par Value	Value

3SHORT-TERM MUNICIPAL BONDS – 4.1%

NEW YORK – 4.1%

GENERAL OBLIGATIONS – 3.2%
Fishkill, NY, GO Unlimited Notes, BANs 6.75%, 11/04/10	$1,000,000	$1,000,248
New York City, NY, GO Unlimited, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust) 0.26%, 11/01/10	100,000	100,000
0.26%, 11/01/10	400,000	400,000
Newburgh, NY, GO Unlimited Notes, BANs, (Series B) 4.00%, 11/30/10	2,000,000	2,000,964
TOTAL GENERAL OBLIGATIONS		$3,501,212

SCHOOL DISTRICT – 0.9%
Moriah, NY, Central School District, GO Unlimited Notes, RANs 2.50%, 6/22/11	995,000	999,776
TOTAL NEW YORK		$4,500,988
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $4,499,234)		$4,500,988
TOTAL INVESTMENTS – 98.9% (COST $104,191,780)		$108,940,355
OTHER ASSETS LESS LIABILITIES – 1.1%		1,195,606
TOTAL NET ASSETS – 100.0%		$110,135,961

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $4,748,575. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,963,500 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,925.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$104,439,367	$—	$104,439,367
Short-Term Municipal Bonds	—	4,500,988	—	4,500,988

Total	$—	$108,940,355	$—	$108,940,355

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

21

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Higher Education	24.1%
School District	16.5%
Transportation	11.7%
Development	9.9%
Facilities	8.0%
Medical	6.7%
General Obligations	5.2%
Continuing Care	4.9%
Education	4.1%
Water & Sewer	3.8%
General Revenue	1.7%
Pollution Control	0.7%
Cash Equivalents[1]	0.1%
Other Assets and Liabilities – Net[2]	2.6%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification [3]	Percentage of Total Net Assets
AAA	4.9%
AA	27.9%
A	36.1%
BBB	14.2%
Not Rated	14.3%
Other Assets and Liabilities – Net[2]	2.6%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

MUNICIPAL BONDS - 97.3%

PENNSYLVANIA – 97.3%

CONTINUING CARE – 4.9%
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.) 5.20%, 1/01/13	$330,000	$326,555
5.30%, 1/01/14	275,000	275,456
5.40%, 1/01/15	240,000	240,396
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/ (PRF 10/1/12 @ 101) 6.00%, 10/01/27	1,000,000	1,111,600
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.) 5.25%, 11/15/28	1,850,000	1,849,834
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community) 6.13%, 2/01/28	1,500,000	1,389,285
TOTAL CONTINUING CARE		$5,193,126

Description	Par Value	Value

DEVELOPMENT – 9.9%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.) 10.00%, 5/15/19	$4,775,000	$7,609,822
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS) 5.50%, 7/01/13	500,000	541,515
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum) 5.25%, 9/01/26	1,000,000	943,430
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC) 5.00%, 4/15/27	1,500,000	1,519,395
TOTAL DEVELOPMENT		$10,614,162

EDUCATION – 4.1%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (National Reinsurance FGIC) 5.00%, 6/01/14	1,655,000	1,829,123
[6,7]Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School) 4.88%, 3/15/27	1,545,000	1,456,657

(MTB Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Value

Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding) 6.00%, 10/01/17	$30,000	$30,088
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/ (PRF 2/15/13 @ 100) 5.50%, 2/15/21	1,000,000	1,110,750
TOTAL EDUCATION		$4,426,618

FACILITIES – 8.0%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds 5.75%, 7/01/32	2,550,000	2,835,396
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS) 6.00%, 9/01/19	2,410,000	2,957,697
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.00%, 12/01/20	2,565,000	2,768,661
TOTAL FACILITIES		$8,561,754

GENERAL OBLIGATIONS – 5.2%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC) 5.00%, 11/01/22	2,000,000	2,094,220
Butler County, PA, GO UT, (National Reinsurance FGIC) 6.00%, 7/15/11	1,000,000	1,037,300
Mercer County, PA, GO UT, (National Reinsurance FGIC) 5.50%, 10/01/18	1,155,000	1,196,603
5.50%, 10/01/19	1,215,000	1,258,764
TOTAL GENERAL OBLIGATIONS		$5,586,887

GENERAL REVENUE – 1.7%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Reginald Asset District, Sales Tax Refunding Revenue Bonds, (AGM) 5.00%, 2/01/23	1,000,000	1,093,330
Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds 5.00%, 3/01/28	650,000	703,892
TOTAL GENERAL REVENUE		$1,797,222

HIGHER EDUCATION – 24.1%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	2,000,000	2,075,300
Chester County, PA, HEFA, (Immaculate College)/(Radian-IBCC) 5.63%, 10/15/27	2,250,000	2,250,000
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College) 5.00%, 5/01/27	1,765,000	1,884,438
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College) 5.00%, 4/15/18	2,350,000	2,637,922
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College) 5.38%, 5/01/18	2,000,000	2,002,840
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS) 5.00%, 5/01/19	1,420,000	1,563,448
5.00%, 5/01/20	1,490,000	1,621,806

Description	Par Value	Value

Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian) 4.50%, 4/01/30	$1,660,000	$1,513,239
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine) 5.00%, 12/01/13	1,345,000	1,477,133
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA) 5.00%, 11/01/18	1,020,000	1,116,298
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian) 5.50%, 12/15/15	1,940,000	2,055,042
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC) 5.00%, 11/01/20	550,000	578,402
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University) 5.00%, 5/01/27	1,250,000	1,300,137
Pennsylvania State University, Revenue Bonds, (GO of University) 5.00%, 9/01/17	1,335,000	1,529,416
Swarthmore Borough Authority, PA, Refunding Revenue Bonds, (Swarthmore College) 5.25%, 9/15/20	1,000,000	1,076,440
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University) 5.25%, 4/01/20	1,000,000	1,091,190
TOTAL HIGHER EDUCATION		$25,773,051

MEDICAL – 6.7%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA) 4.20%, 5/01/11	370,000	371,291
4.25%, 5/01/12	290,000	292,453
4.40%, 5/01/16	415,000	413,797
Lancaster County, PA, Hospital Authority, (Masonic Homes) 5.00%, 11/01/21	1,160,000	1,220,749
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital) 5.00%, 3/15/23	1,770,000	1,879,953
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS) 5.00%, 8/15/14	2,685,000	3,032,949
TOTAL MEDICAL		$7,211,192

POLLUTION CONTROL – 0.7%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put), 5.40%, 11/01/17	750,000	781,492

SCHOOL DISTRICT – 16.5%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100) 7.00%, 2/01/27	2,500,000	3,220,825
Coatesville School District, PA, GO Unlimited Bonds, (Series A), (Assured GTY State Aid Withholding) 5.00%, 8/15/27	1,120,000	1,228,830

(MTB Pennsylvania Municipal Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

MTB Pennsylvania Municipal Bond Fund (concluded)

Description	Par Value	Value

Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding) 5.00%, 9/01/24	$1,200,000	$1,296,564
Fleetwood, PA, Area School District, GO Limited Bonds, (State Aid Withholding) 5.50%, 6/01/17	1,000,000	1,193,300
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding) 5.50%, 3/15/19	1,000,000	1,215,930
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding) 5.00%, 10/15/18	2,650,000	2,964,343
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100) 5.00%, 5/15/28	1,375,000	1,472,859
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding) 7.50%, 9/01/26	2,000,000	2,441,840
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding) 5.50%, 6/01/17	1,300,000	1,525,615
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding) 5.00%, 2/15/15	1,000,000	1,161,670
TOTAL SCHOOL DISTRICT		$17,721,776

TRANSPORTATION – 11.7%
Allegheny County, PA, Port Authority Special Revenue Bonds, (National Reinsurance FGIC) 5.00%, 3/01/19	2,500,000	2,551,475
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Improvements. 5.25%, 7/01/18	1,500,000	1,627,215
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority) 5.50%, 1/01/16	3,410,000	3,561,915

Description	Par Value	Value

Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL) 5.00%, 12/01/15	$2,090,000	$2,098,423
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B) 5.00%, 12/01/21	2,400,000	2,741,352
TOTAL TRANSPORTATION		$12,580,380

WATER & SEWER – 3.8%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 12/01/30	2,000,000	2,045,400
Erie Sewer Authority, PA, Revenue Bonds 4.63%, 12/01/24	2,000,000	2,054,780
TOTAL WATER & SEWER		$4,100,180
TOTAL PENNSYLVANIA		$104,347,840
TOTAL MUNICIPAL BONDS (COST $98,847,861)		$104,347,840

MONEY MARKET FUND – 0.1%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.11%	103,238	103,238
TOTAL MONEY MARKET FUND (COST $103,238)		$103,238
TOTAL INVESTMENTS – 97.4% (COST $98,951,099)		$104,451,078
OTHER ASSETS LESS LIABILITIES – 2.6%		2,798,442
TOTAL NET ASSETS – 100.0%		$107,249,520

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $5,499,979. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,970,927 and net unrealized depreciation from investments for those securities having an excess of cost over value of $470,948.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$104,347,840	$—	$104,347,840
Money Market Fund	103,238	—	—	103,238

Total	$103,238	$104,347,840	$—	$104,451,078

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

24

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	32.5%
General Obligations	21.5%
Continuing Care	7.3%
Higher Education	6.4%
Facilities	5.8%
Development	5.6%
General Revenue	4.9%
Education	4.5%
Transportation	3.1%
Water & Sewer	2.6%
Special Purpose Entity	1.8%
Multi-Family Housing	1.7%
Housing	0.0%[4]
Cash Equivalents[1]	1.0%
Other Assets and Liabilities – Net[2]	1.3%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	14.9%
AA	35.0%
A	12.7%
BBB	24.4%
BB	2.0%
B	0.2%
Not Rated	9.5%
Other Assets and Liabilities – Net[2]	1.3%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

MUNICIPAL BONDS – 97.7%

DISTRICT OF COLUMBIA – 0.9%

TRANSPORTATION – 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance) 5.00%, 1/01/12	$1,000,000	$1,051,430
TOTAL DISTRICT OF COLUMBIA		$1,051,430

MARYLAND – 91.8%

CONTINUING CARE – 7.3%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.) 5.00%, 1/01/22	1,200,000	1,233,252
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian) 5.38%, 1/01/16	2,000,000	1,983,140

Description	Par Value	Value

Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice, Inc.) 5.90%, 1/01/17	$1,000,000	$963,600
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.) 5.80%, 1/01/32	2,135,000	2,147,041
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist) 5.25%, 10/01/13	1,000,000	500,000
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community) 5.25%, 1/01/27	1,500,000	1,273,890
5.30%, 1/01/37	1,500,000	1,111,395
TOTAL CONTINUING CARE		$9,212,318

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

DEVELOPMENT – 5.6%
Maryland State Community Development Administration, Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 6/01/21	$275,000	$283,506
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.) 5.25%, 4/01/29	2,100,000	2,145,801
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters) 4.00%, 6/01/21	2,570,000	2,840,929
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation, (PRF 6/1/12 @ 100.5) 5.38%, 6/01/19	750,000	812,903
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.) 5.10%, 11/01/22	1,000,000	1,030,920
TOTAL DEVELOPMENT		$7,114,059

EDUCATION – 4.5%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School) 5.25%, 7/01/20	1,585,000	1,606,303
Maryland State Health & Higher Educational Facilities Authority, (Mclean School) 6.00%, 7/01/31	1,500,000	1,500,300
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy) 5.50%, 7/01/38	1,000,000	429,970
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A), (Our Lady of Good Counsel High School) 6.00%, 5/01/35	1,000,000	998,720
New Baltimore, MD, Board School Commerce, Revenue Bonds, (PRF 11/1/10 @ 100) 5.00%, 11/01/13	1,135,000	1,135,295
TOTAL EDUCATION		$5,670,588

FACILITIES – 5.8%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance) 5.38%, 9/01/11	2,910,000	2,919,807
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA) 5.25%, 9/01/39	2,500,000	2,390,475
Maryland State Stadium Authority, (Ocean City Convention Center) 5.38%, 12/15/15	500,000	502,045
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds 5.00%, 4/01/13	1,330,000	1,466,777
TOTAL FACILITIES		$7,279,104

GENERAL OBLIGATIONS - 21.5%
Anne Arundel County, MD, GO Limited, General Improvements 4.50%, 3/01/25	2,000,000	2,151,000
[5]Anne Arundel County, MD, GO LT, AMT 5.50%, 9/01/15	500,000	501,255
Anne Arundel County, MD, GO UT 5.00%, 3/01/16	1,000,000	1,093,230
Baltimore County, MD, GO Unlimited, Refunding Revenue Bonds, 4.00%, 8/01/27	3,500,000	3,680,390

Description	Par Value	Value

Frederick County, MD, GO UT 5.25%, 11/01/19	$1,500,000	$1,846,830
Frederick County, MD, Public Improvements, GO Unlimited Bonds, (Series A) 4.75%, 3/01/28	610,000	662,179
Frederick County, MD, Refunding GO UT, (Series A) 5.25%, 7/01/13	2,080,000	2,219,651
Harford County, MD, Public Improvements, GO Unlimited Bonds 4.00%, 7/01/20	2,000,000	2,227,580
Howard County, MD, (Series A) 5.25%, 8/15/15	1,800,000	1,903,914
Howard County, MD, GO UT, (Series A), (PRF 2/15/12 @ 100) 5.25%, 8/15/16	1,480,000	1,574,365
Maryland State, (Series A) 5.50%, 3/01/13	2,000,000	2,230,180
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100) 5.00%, 5/01/19	1,000,000	1,202,360
Queen Anne’s County, MD, (National Reinsurance) 5.00%, 11/15/16	1,000,000	1,161,500
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital) 5.00%, 10/01/21	1,000,000	1,085,110
St. Mary’s County, MD, Refunding GO UT 5.00%, 10/01/18	2,255,000	2,453,260
Washington Suburban Sanitation District, MD, GO UT 6.00%, 6/01/18	1,000,000	1,276,840
TOTAL GENERAL OBLIGATIONS		$27,269,644

GENERAL REVENUE – 3.4%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty) 5.13%, 7/01/28	2,200,000	2,338,160
Baltimore County, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 7/01/17	1,000,000	1,135,360
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls) 5.00%, 4/01/29	555,000	602,391
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian) 5.38%, 7/01/20	250,000	254,138
TOTAL GENERAL REVENUE		$4,330,049

HIGHER EDUCATION – 6.4%
Maryland State Economic Development Corp., (Series A), (Collegiate Housing) 6.00%, 6/01/19	1,000,000	1,019,430
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project, (Series A) 6.00%, 7/01/22	500,000	501,745
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore, (Series A) 5.75%, 10/01/33	350,000	252,991
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art) 5.00%, 6/01/36	1,900,000	1,853,051
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee, (Series A), (AMBAC INS) 4.50%, 9/01/30	2,250,000	2,263,500

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A) 4.00%, 4/01/16	$2,000,000	$2,265,000
TOTAL HIGHER EDUCATION		$8,155,717

HOUSING – 0.0%**
[5]Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC) 5.55%, 12/01/33	10,000	10,387

MEDICAL – 32.5%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital) 6.00%, 7/01/37	2,250,000	2,293,448
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center) 5.00%, 7/01/40	1,000,000	1,003,360
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital) 5.00%, 7/01/22	3,000,000	3,024,210
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital) 5.00%, 5/15/26	900,000	905,994
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center) 5.63%, 7/01/31	2,000,000	2,004,860
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD) 5.00%, 7/01/19	1,500,000	1,501,425
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives) 6.00%, 12/01/13	1,370,000	1,388,646
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.) 5.00%, 7/01/27	1,750,000	1,703,555
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS) 5.25%, 8/15/12	1,175,000	1,178,419
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS) 5.25%, 8/15/11	2,000,000	2,005,920
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital) 5.50%, 7/01/16	600,000	658,554
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS) 5.00%, 7/01/15	1,740,000	1,858,233
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System) 5.00%, 7/01/12	685,000	712,345
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.) 5.00%, 7/01/27	3,630,000	4,290,878
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD) 5.50%, 7/01/13	380,000	396,796

Description	Par Value	Value

Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (MedStar Health, Inc.) 5.00%, 8/15/11	$1,000,000	$1,029,370
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center) 5.50%, 1/01/28	2,500,000	2,629,725
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.) 5.00%, 7/01/12	1,000,000	1,074,920
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital) 5.00%, 5/15/13	1,465,000	1,494,622
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/ (Obligated Group) 5.50%, 7/01/33	500,000	500,940
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.) 5.25%, 5/15/46	1,000,000	1,016,250
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/17	1,745,000	1,923,810
5.00%, 7/01/26	1,000,000	1,034,840
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital) 5.00%, 7/01/20	1,000,000	1,026,160
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System) 5.25%, 7/01/35	500,000	504,795
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242) 4.00%, 1/01/18	1,935,000	2,018,224
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County) 5.00%, 7/01/40	1,000,000	1,008,630
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS) 5.25%, 7/01/13	300,000	314,871
Montgomery County, MD, EDA, (Trinity Health Care Group) 5.13%, 12/01/22	600,000	608,316
TOTAL MEDICAL		$41,112,116

TRANSPORTATION – 2.2%
Maryland State Department of Transportation 5.50%, 2/01/16	1,000,000	1,204,770
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/15	1,375,000	1,556,321
TOTAL TRANSPORTATION		$2,761,091

WATER & SEWER – 2.6%
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100) 5.00%, 7/01/22	1,290,000	1,514,950

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

MTB Maryland Municipal Bond Fund (concluded)

Description	Par Value	Value

Baltimore County, MD, Wastewater Revenue Bonds, (National Reinsurance FGIC) 6.00%, 7/01/15	$855,000	$946,032
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS) 5.38%, 7/01/15	775,000	879,896
TOTAL WATER & SEWER		$3,340,878
TOTAL MARYLAND		$116,255,951

PUERTO RICO – 3.2%

GENERAL REVENUE – 1.5%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS) 5.38%, 6/01/19	1,500,000	1,848,255

MULTI-FAMILY HOUSING – 1.7%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100) 5.00%, 12/01/18	1,400,000	1,577,576
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN) 5.00%, 12/01/18	600,000	636,990
TOTAL MULTI-FAMILY HOUSING		$2,214,566
TOTAL PUERTO RICO		$4,062,821

Description	Par Value	Value

WISCONSIN – 1.8%

SPECIAL PURPOSE ENTITY – 1.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100) 7.00%, 6/01/28	$2,000,000	$2,205,060
TOTAL WISCONSIN		$2,205,060
TOTAL MUNICIPAL BONDS (COST $119,674,844)		$123,575,262

MONEY MARKET FUND – 1.0%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.11%	1,321,423	1,321,423
TOTAL MONEY MARKET FUND (COST $1,321,423)		$1,321,423
TOTAL INVESTMENTS – 98.7% (COST $120,996,267)		$124,896,685
OTHER ASSETS LESS LIABILITIES – 1.3%		1,708,484
TOTAL NET ASSETS – 100.0%		$126,605,169

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,900,418. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,989,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,089,046.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$123,575,262	$—	$123,575,262
Money Market Fund	1,321,423	—	—	1,321,423

Total	$1,321,423	$123,575,262	$—	$124,896,685

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	16.6%
Water & Sewer	14.1%
General Obligations	12.9%
Transportation	10.6%
Facilities	9.4%
Education	7.1%
Higher Education	5.2%
General Revenue	5.1%
Multi-Family Housing	4.8%
Pollution Control	3.6%
Development	3.3%
Airport Development & Maintenance	2.9%
Utilities	2.4%
Cash Equivalents[1]	1.0%
Other Assets and Liabilities – Net[2]	1.0%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	16.3%
AA	53.3%
A	16.5%
BBB	5.0%
Not Rated	7.9%
Other Assets and Liabilities – Net[2]	1.0%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

MUNICIPAL BONDS – 98.0%

DISTRICT OF COLUMBIA – 2.9%

AIRPORT DEVELOPMENT & MAINTENANCE – 2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
[5]5.38%, 10/01/18	$245,000	$262,483
[5]5.38%, 10/01/19	335,000	358,557
TOTAL AIRPORT DEVELOPMENT & MAINTENANCE		$621,040
TOTAL DISTRICT OF COLUMBIA		$621,040

PUERTO RICO – 5.0%

FACILITIES – 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS) 5.50%, 7/01/20	350,000	389,666

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.8%
Commonwealth of Puerto Rico, GO UT, Prerefunded, (Series A), (PRF 7/01/13 @ 100) 5.00%, 7/01/33	$150,000	$167,532

GENERAL REVENUE – 1.2%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/11 @ 100)/(National Reinsurance) 5.00%, 8/01/31	250,000	258,540

TRANSPORTATION – 1.2%
Puerto Rico Highway and Transportation Authority, (Series W) 5.50%, 7/01/13	250,000	271,465
TOTAL PUERTO RICO		$1,087,203

VIRGINIA – 90.1%

DEVELOPMENT – 3.3%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.) 4.75%, 11/01/16	50,000	50,350

(MTB Virginia Municipal Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

MTB Virginia Municipal Bond Fund (continued)

Description	Par Value	Value

Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS) 5.00%, 12/01/14	$455,000	$519,091
Virginia Beach, Development Authority, Social Services Facility, (AMBAC INS) 5.00%, 12/01/17	100,000	100,324
Virginia Beach, Development Authority, Town Center Project Phase I, (Series A) 4.25%, 8/01/13	50,000	53,014
TOTAL DEVELOPMENT		$722,779

EDUCATION – 7.1%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School) 5.00%, 1/01/29	250,000	259,653
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School) 5.10%, 10/15/29	120,000	120,144
Manassas Park Economic Development Authority, VA, Refunding Revenue Bonds (Series A) 4.38%, 7/15/17	370,000	379,920
Spotsylvania County, VA, IDA, Public Facility Revenue, (Series B), (School Facilities Project)/(AMBAC) 5.00%, 8/01/28	325,000	328,474
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Fing-1997 Resolution)/(National Reinsurance) 5.00%, 8/01/26	400,000	441,240
TOTAL EDUCATION		$1,529,431

FACILITIES – 7.6%
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B) 4.50%, 8/01/21	325,000	368,346
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	160,531
5.00%, 8/01/23	500,000	551,145
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (VA Pooled Funding Program)/(Moral Obligated) 5.00%, 11/01/30	500,000	557,265
TOTAL FACILITIES		$1,637,287

GENERAL OBLIGATIONS - 12.1%
Arlington County, VA, Public Improvement, GO UT, (State Aid Withholding)/(U. S. Treasury PRF 2/1/12 @ 100) 5.25%, 2/01/15	350,000	371,472
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited 5.00%, 7/15/19	110,000	133,805
Harrisonburg, VA, Public Improvements, GO Unlimited, (FSA State Aid Withholding) 5.00%, 2/01/11	200,000	202,430
Loudoun County, VA, GO Unlimited, (Series A) 5.00%, 7/01/25	400,000	460,836
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding) 5.25%, 12/01/14	500,000	586,460
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A) 5.00%, 3/01/19	100,000	115,341
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS) 5.00%, 7/15/16	500,000	578,735
[5]Roanoke, VA, GO UT, AMT, (Series B), (National Reinsurance FGIC) 5.00%, 10/01/11	165,000	170,338
TOTAL GENERAL OBLIGATIONS		$2,619,417

Description	Par Value	Value

GENERAL REVENUE – 3.9%
Virginia Beach, Public Improvement, (Series B) 5.00%, 5/01/20	$400,000	$458,672
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program) 4.00%, 11/01/21	350,000	379,019
TOTAL GENERAL REVENUE		$837,691

HIGHER EDUCATION – 5.2%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/14 @ 100) 5.35%, 4/01/29	250,000	283,915
Virginia College Building Authority, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program) 5.00%, 9/01/23	200,000	226,972
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University) 5.25%, 1/01/31	500,000	608,005
TOTAL HIGHER EDUCATION		$1,118,892

MEDICAL – 16.6%
Albemarle County, VA, IDA, (Martha Jefferson Hospital) 5.25%, 10/01/15	650,000	702,364
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond) 4.63%, 1/01/19	200,000	203,372
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System) 5.25%, 8/15/19	500,000	572,930
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System) 5.00%, 8/15/23	250,000	279,407
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Revenue, Refunding Bonds, (Medicorp Health System) 5.25%, 6/15/19	250,000	279,190
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100) 5.60%, 11/15/30	5,000	5,514
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical) 5.60%, 11/15/30	495,000	503,479
Smyth County, VA, IDA, Hospital Refunding Revenue Bonds, (Mountain States Health Alliance) 5.00%, 7/01/15	400,000	428,308
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS) 5.13%, 2/15/18	110,000	123,066
Virginia Beach, Development Authority, Residential Care Facilities, (Westminster Canterbury) 5.38%, 11/01/32	500,000	480,975
TOTAL MEDICAL		$3,578,605

MULTI-FAMILY HOUSING – 4.8%
[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19 5.15%, 11/01/31	500,000	516,475

(MTB Virginia Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

MTB Virginia Municipal Bond Fund (concluded)

Description	Par Value	Value

[5]Virginia State, Housing Development Authority, Rental Housing , AMT, (Series N), (GO of Authority) 5.13%, 1/01/15	$500,000	$510,460
TOTAL MULTI-FAMILY HOUSING		$1,026,935

POLLUTION CONTROL – 3.6%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.) 5.88%, 6/01/17	200,000	204,508
Southeastern Public Service Authority, VA, Prerefunding Revenue Bonds, ETM, (AMBAC), (PRF 7/1/15) 5.00%, 7/01/15	255,000	288,527
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC) 5.00%, 7/01/15	245,000	275,282
TOTAL POLLUTION CONTROL		$768,317

TRANSPORTATION – 9.4%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC) 5.25%, 7/15/17	400,000	453,232
Virginia Commonwealth Transportation Board, (Series A) 5.00%, 5/15/14	500,000	570,810
Virginia Commonwealth Transportation Board, Revenue Bonds 5.00%, 9/28/15	500,000	588,355
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC) 5.00%, 4/01/15	400,000	422,288
TOTAL TRANSPORTATION		$2,034,685

UTILITIES – 2.4%
Richmond, VA, Public Utility Revenue Bonds 5.00%, 1/15/28	470,000	517,620

Description	Par Value	Value

WATER & SEWER – 14.1%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL) 5.80%, 1/01/16	$545,000	$600,339
Fairfax County, VA, Water Authority Revenue, Refunding Bonds 5.00%, 4/01/21	100,000	118,444
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds 5.00%, 5/01/24	550,000	631,818
Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	502,055
5.88%, 11/01/15	500,000	502,120
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance) 5.15%, 7/01/20	575,000	686,412
TOTAL WATER & SEWER		$3,041,188
TOTAL VIRGINIA		$19,432,847
TOTAL MUNICIPAL BONDS (COST $20,013,920)		$21,141,090

MONEY MARKET FUND – 1.0%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.11%	211,998	211,998
TOTAL MONEY MARKET FUND (COST $211,998)		$211,998
TOTAL INVESTMENTS – 99.0% (COST $20,225,918)		$21,353,088
OTHER ASSETS LESS LIABILITIES – 1.0%		226,519
TOTAL NET ASSETS – 100.0%		$21,579,607

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,127,170. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,151,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,190.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$21,141,090	$—	$21,141,090
Money Market Fund	211,998	—	—	211,998

Total	$211,998	$21,141,090	$—	$21,353,088

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	55.3%
U.S. Treasury	19.0%
Mortgage-Backed Securities	15.3%
Collateralized Mortgage Obligations	5.2%
Enhanced Equipment Trust Certificates	1.3%
Asset Backed Securities	0.8%
Commercial Paper	0.7%
Cash Equivalents[1]	7.4%
Other Assets and Liabilities – Net[2]	(5.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	U.S. Government Agency Securities are generally unrated but have credit support from the U.S. Treasury or a direct government guarantee.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	1.6%
AA	4.5%
A	13.7%
BBB	28.3%
BB	10.5%
B	0.6%
CCC	0.8%
Not Rated	7.3%
U.S. Government Agency Securities[4]	18.7%
U.S. Treasuries	19.0%
Other Assets and Liabilities – Net[2]	(5.0)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

ASSET BACKED SECURITIES – 0.8%

FINANCIAL SERVICES – 0.8%
BMW Vehicle Lease Trust, Series 2009-1, Class A4, 3.66%, 8/15/13	$1,000,000	$1,023,659
TOTAL ASSET BACKED SECURITIES (COST $999,831)		$1,023,659

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.8%
[6,7]American Tower Trust Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,104,890

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.4%
Series 1920, Class H, 7.00%, 1/15/12	62,302	64,089
Series 2872, Class GB, 5.00%, 5/15/28	3,415,802	3,444,754
Series R001, Class AE, 4.38%, 4/15/15	1,022,319	1,039,610
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,548,453

WHOLE LOAN – 1.0%
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/10	1,466,608	1,333,891
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,022,894)		$6,987,234

Description	Par Value	Value

4COMMERCIAL PAPER – 0.7%

OIL & GAS – 0.7%
[6,7]Sempra Energy Global Enterprise, 0.35%, 11/16/10	$1,000,000	$999,844
TOTAL COMMERCIAL PAPER (COST $999,854)		$999,844

CORPORATE BONDS – 55.3%

AEROSPACE & DEFENSE – 0.4%
Raytheon Co., Sr. Unsecured, 3.13%, 10/15/20	500,000	491,920

AUTO MANUFACTURERS – 0.6%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	521,272
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, MTN 4.50%, 4/15/15	250,000	263,940
TOTAL AUTO MANUFACTURERS		$785,212

BANKS – 6.9%
[6,7]Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	275,625
[6,7]Ally Financial, Inc., Company Guaranteed, 7.50%, 9/15/20	500,000	542,500
Bank of America Corp., Subordinated, 7.13%, 10/15/11	800,000	844,409

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Bank of America Corp., Sr. Unsecured, 4.50%, 4/01/15	$500,000	$521,857
[1]BankBoston Capital Trust III, Limited Guarantee, 1.04%, 12/15/10	1,000,000	678,436
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	532,350
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	548,965
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	534,596
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	278,494
Discover Bank/Greenwood DE, Subordinated, 7.00%, 4/15/20	1,000,000	1,113,731
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	508,881
JPMorgan Chase & Co., Sr. Unsecured, 4.25%, 10/15/20	500,000	503,402
[6,7]Lloyds TSB Bank PLC, Bank Guaranteed, MTN 5.80%, 1/13/20	500,000	536,048
PNC Funding Corp., Bank Guaranteed, 4.38%, 8/11/20	500,000	514,773
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	275,200
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	649,912	684,019
U.S. Bank NA, Subordinated, 6.30%, 2/04/14	305,000	348,829
TOTAL BANKS		$9,242,115

BEVERAGES – 2.3%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	500,000	569,906
Coca-Cola Refreshments USA, Inc., Sr. Unsecured, 5.00%, 8/15/13	2,000,000	2,224,447
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	250,000	265,475
TOTAL BEVERAGES		$3,059,828

BUILDING MATERIALS – 0.4%
[6,7]Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed, 6.00%, 12/30/19	500,000	544,431

CAPITAL MARKETS – 0.4%
Morgan Stanley, Series G, Sr. Unsecured, MTN 5.50%, 1/26/20	500,000	523,066

CHEMICALS – 1.8%
Airgas, Inc., Sr. Unsecured, 3.25%, 10/01/15	500,000	507,665
Dow Chemical Co., Sr. Unsecured, 6.13%, 2/01/11	750,000	759,657
Dow Chemical Co. (The), Sr. Unsecured, 6.00%, 10/01/12	1,000,000	1,082,267
TOTAL CHEMICALS		$2,349,589

COMPUTERS – 0.8%
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,032,964

COSMETICS/PERSONAL CARE – 0.4%
Colgate-Palmolive Co., Sr. Unsecured, MTN 2.95%, 11/01/20	500,000	491,650

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 6.7%
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	$1,000,000	$1,034,420
[6,7]Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19	500,000	526,474
Capital One Bank USA NA, Subordinated, 8.80%, 7/15/19	500,000	635,758
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	262,124
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	1,000,000	1,040,164
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.70%, 10/01/14	500,000	574,375
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	274,375
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	280,625
[12]Ford Motor Credit Co. LLC, Sr. Unsecured, 8.13%, 1/15/20	1,000,000	1,227,500
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	540,153
Jefferies Group, Inc., Sr. Unsecured, 6.88%, 4/15/21	500,000	531,393
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,018,759
SLM Corp., Sr. Unsecured, MTN 8.00%, 3/25/20	500,000	504,179
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	514,754
TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,965,053

ELECTRIC – 1.8%
CenterPoint Energy, Inc., Sr. Unsecured, 6.50%, 5/01/18	125,000	143,876
Dominion Resources, Inc./VA, Sr. Unsecured, 2.25%, 9/01/15	500,000	509,009
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	298,037
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	286,960
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,139,767
TOTAL ELECTRIC		$2,377,649

ELECTRONICS – 0.4%
Agilent Technologies, Inc., Sr. Unsecured, 5.00%, 7/15/20	250,000	268,534
Arrow Electronics, Inc., Sr. Unsecured, 5.13%, 3/01/21	250,000	249,185
TOTAL ELECTRONICS		$517,719

ENERGY EQUIPMENT & SERVICES - 0.4%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	500,000	539,489

FOOD – 1.7%
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	850,000	891,751
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	272,967

(MTB Intermediate-Term Bond continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	$500,000	$583,117
[6,7]WM Wrigley Jr Co., Sr. Secured, 3.70%, 6/30/14	500,000	521,531
TOTAL FOOD		$2,269,366

HEALTHCARE PROVIDERS & SERVICES – 0.2%
Cigna Corp., Sr. Unsecured, 5.13%, 6/15/20	250,000	272,526

HOTELS, RESTAURANTS & LEISURE – 0.4%
[6,7]Hyatt Hotels Corp., Sr. Unsecured, 6.88%, 8/15/19	500,000	568,944

INSURANCE – 4.3%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.50%, 3/30/20	500,000	510,589
Lincoln National Corp., Sr. Unsecured, 4.30%, 6/15/15	1,500,000	1,601,710
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	532,639
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	513,527
Principal Life Income Funding Trusts, Sr. Secured, MTN 5.15%, 6/17/11	1,000,000	1,029,585
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	529,010
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,093,977
TOTAL INSURANCE		$5,811,037

INTERNET – 1.1%
[12]eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	498,617
eBay, Inc., Sr. Unsecured, 3.25%, 10/15/20	500,000	495,507
Symantec Corp., Sr. Unsecured, 4.20%, 9/15/20	500,000	504,586
TOTAL INTERNET		$1,498,710

IRON/STEEL – 0.7%
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	500,000	504,822
Cliffs Natural Resources, Inc., Sr. Unsecured, 4.80%, 10/01/20	500,000	509,251
TOTAL IRON/STEEL		$1,014,073

METALS & MINING – 3.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 8.95%, 5/01/14	2,000,000	2,499,434
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	559,236
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	1,000,000	1,083,537
TOTAL METALS & MINING		$4,142,207

MISCELLANEOUS MANUFACTURING – 0.2%
ITT Corp., Sr. Unsecured, 6.13%, 5/01/19	250,000	292,800

MULTI-UTILITIES – 0.4%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	592,055

Description	Par Value	Value

OFFICE/BUSINESS EQUIPMENT – 1.8%
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	$2,000,000	$2,365,781

OIL & GAS – 7.9%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	271,529
Chesapeake Energy Corp., Company Guaranteed, 6.63%, 8/15/20	500,000	531,875
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,056,977
[6,7]Dolphin Energy Ltd., Sr. Secured, 5.89%, 6/15/19	719,475	775,022
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,031,598
[6,7]Nabors Industries, Inc., Company Guaranteed, 5.00%, 9/15/20	250,000	256,552
Occidental Petroleum Corp., Sr. Unsecured, 4.13%, 6/01/16	500,000	562,411
Pioneer Natural Resources Co., Sr. Unsecured, 6.88%, 5/01/18	1,000,000	1,100,595
Pride International, Inc., Sr. Unsecured, 6.88%, 8/15/20	250,000	284,062
Pride International, Inc., Sr. Unsecured, 7.88%, 8/15/40	250,000	285,000
Rowan Cos., Inc., Sr. Unsecured, 7.88%, 8/01/19	500,000	596,773
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	604,500
Shell International Finance BV, Company Guaranteed, 3.10%, 6/28/15	1,000,000	1,061,577
Stone Energy Corp., Company Guaranteed, 8.63%, 2/01/17	1,000,000	1,010,000
Transocean, Inc., Company Guaranteed, 6.50%, 11/15/20	1,000,000	1,113,313
TOTAL OIL & GAS		$10,541,784

PIPELINES – 1.0%
Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.55%, 9/15/40	250,000	270,455
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	508,548
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 6.88%, 4/15/40	500,000	495,112
TOTAL PIPELINES		$1,274,115

REAL ESTATE INVESTMENT TRUSTS (REIT) – 4.0%
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,130,804
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	539,247
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	501,207
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	233,980
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	500,000	517,057

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Health Care REIT, Inc., Sr. Unsecured, 6.13%, 4/15/20	$1,000,000	$1,106,472
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	300,878
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,038,960
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$5,368,605

RETAIL – 1.4%
McDonald’s Corp., Sr. Unsecured, 6.00%, 4/15/11	500,000	512,774
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	1,300,000	1,348,784
TOTAL RETAIL		$1,861,558

TELECOMMUNICATIONS – 2.1%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	250,000	269,829
American Tower Corp., Sr. Unsecured, 5.05%, 9/01/20	500,000	523,125
[6,7]Qwest Communications International, Inc., Company Guaranteed, 7.13%, 4/01/18	1,000,000	1,063,750
Sprint Capital Corp., Company Guaranteed, 7.63%, 1/30/11	1,000,000	1,012,500
TOTAL TELECOMMUNICATIONS		$2,869,204

TRANSPORTATION – 1.7%
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,054,818
Canadian National Railway Co., Sr. Unsecured, 5.85%, 11/15/17	500,000	588,395
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	295,437
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	250,000	291,137
TOTAL TRANSPORTATION		$2,229,787
TOTAL CORPORATE BONDS (COST $69,735,052)		$73,893,237

ENHANCED EQUIPMENT TRUST CERTIFICATES – 1.3%

AIRLINES – 1.3%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	250,000	283,438
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	491,805	552,666
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	812,558	879,087
TOTAL AIRLINES		$1,715,191
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,543,394)		$1,715,191

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES - 15.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.2%
Pool A18401, 6.00%, 2/01/34	$206,806	$227,806
Pool C90293, 7.50%, 9/01/19	310,357	348,971
Pool C90504, 6.50%, 12/01/21	129,226	143,917
Pool E76204, 5.50%, 4/01/14	1,682	1,819
Pool E83022, 6.00%, 4/01/16	73,261	79,768
Pool E92817, 5.00%, 12/01/17	522,900	562,030
Pool G11311, 5.00%, 10/01/17	368,716	396,309
Pool G12709, 5.00%, 7/01/22	3,923,219	4,186,157
Pool G13077, 5.50%, 4/01/23	4,579,597	4,962,375
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$10,909,152

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 6.5%
Pool 254240, 7.00%, 3/01/32	202,455	230,061
Pool 256674, 6.00%, 4/01/37	2,615,579	2,855,313
Pool 303831, 6.00%, 4/01/11	4,670	4,727
Pool 313224, 7.00%, 12/01/11	11,242	11,455
Pool 424286, 6.50%, 6/01/13	12,051	12,787
Pool 526062, 7.50%, 12/01/29	21,076	23,800
Pool 619054, 5.50%, 2/01/17	250,917	273,494
Pool 832365, 5.50%, 8/01/20	2,429,693	2,645,277
Pool 838741, 5.00%, 9/01/20	2,330,566	2,497,687
Pool 839291, 5.00%, 9/01/20	60,160	64,474
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,619,075

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.6%
Pool 2616, 7.00%, 7/20/28	119,955	135,787
Pool 2701, 6.50%, 1/20/29	234,506	266,222
Pool 426727, 7.00%, 2/15/29	24,322	27,495
Pool 780825, 6.50%, 7/15/28	244,429	277,641
Pool 781231, 7.00%, 12/15/30	112,545	127,204
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$834,349
TOTAL MORTGAGE-BACKED SECURITIES (COST $18,840,993)		$20,362,576

U.S. TREASURY – 19.0%

INFLATION INDEXED BONDS – 13.9%
1.25%, 7/15/20	16,500,000	17,737,882
1.63%, 1/15/15	500,000	619,090
3.00%, 7/15/12	180,000	232,333
TOTAL INFLATION INDEXED BONDS		$18,589,305

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

MTB Intermediate-Term Bond Fund (concluded)

Description	Par Value	Value

U.S. TREASURY BOND – 0.5%
3.88%, 8/15/40	$600,000	$587,719

U.S. TREASURY NOTE – 4.6%
[12]1.13%, 6/15/13	1,000,000	1,018,125
[12]1.25%, 9/30/15	500,000	502,500
1.75%, 7/31/15	500,000	515,000
1.88%, 6/30/15	500,000	518,281
1.88%, 9/30/17	1,000,000	999,844
2.13%, 5/31/15	1,500,000	1,572,422
[12]2.50%, 4/30/15	1,000,000	1,065,625
TOTAL U.S. TREASURY NOTE		$6,191,797
TOTAL U.S. TREASURY (COST $25,180,522)		$25,368,821

REPURCHASE AGREEMENT – 4.9%
Credit Suisse First Boston LLC, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $6,501,382, collateralized by a U.S. Government Security 0.88%, maturing 04/30/11; total market value of $6,636,149	6,501,268	6,501,268
TOTAL REPURCHASE AGREEMENT (COST $6,501,268)		$6,501,268
TOTAL INVESTMENTS IN SECURITIES –102.5% (COST $130,823,808)		$136,851,830

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%

REPURCHASE AGREEMENTS – 2.5%
Bank of America LLC, 0.24%, dated 10/29/10, due 11/01/10, repurchase price $873,017, collateralized by U.S. Government Securities 2.55% to 6.01%, maturing 01/01/21 to 11/01/40; total market value of $890,460.	$873,000	$873,000
RBS Securities, Inc., 0.24%, dated 10/29/10, due 11/01/10, repurchase price $2,490,000, collateralized by U.S. Government Securities 3.50% to 8.00%, maturing 03/01/12 to 11/01/40; total market value of $2,539,806.	2,490,000	2,490,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,363,000)		$3,363,000
TOTAL INVESTMENTS – 105.0% (COST $134,186,808)		$140,214,830
COLLATERAL FOR SECURITIES ON LOAN – (2.5%)		(3,363,000)
OTHER LIABILITIES LESS ASSETS – (2.5%)		(3,343,390)
TOTAL NET ASSETS – 100.0%		$133,508,440

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $6,028,022. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,534,398 and net unrealized depreciation from investments for those securities having an excess of cost over value of $506,376.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset Backed Securities	$—	$1,023,659	$—	$1,023,659
Collateralized Mortgage Obligations	—	6,987,234	—	6,987,234
Commercial Paper	—	999,844	—	999,844
Corporate Bonds	—	73,893,237	—	73,893,237
Enhanced Equipment Trust Certificates	—	1,715,191	—	1,715,191
Mortgage-Backed Securities	—	20,362,576	—	20,362,576
U.S. Treasury	—	25,368,821	—	25,368,821
Repurchase Agreements	—	9,864,268	—	9,864,268

Total	$—	$140,214,830	$—	$140,214,830

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

36

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	61.1%
Mortgage-Backed Securities	19.6%
U.S. Treasury	9.0%
Collateralized Mortgage Obligations	6.1%
Enhanced Equipment Trust Certificates	0.9%
Asset Backed Securities	0.8%
Cash Equivalents[1]	6.7%
Other Assets and Liabilities – Net[2]	(4.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.
(4)	U.S. Government Agency Securities are generally unrated but have credit support from the U.S. Treasury or a direct government guarantee.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	4.3%
AA	5.5%
A	17.9%
BBB	31.4%
BB	7.6%
B	1.7%
CCC	0.5%
Not Rated	6.7%
U.S. Government Agency Securities[4]	19.6%
U.S. Treasuries	9.0%
Other Assets and Liabilities – Net[2]	(4.2)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

ASSET BACKED SECURITIES – 0.8%

FINANCIAL SERVICES – 0.8%
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	$1,486,667	$1,559,142
TOTAL ASSET BACKED SECURITIES (COST $1,486,667)		$1,559,142

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.8%
[6,7]American Tower Trust Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,104,890
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A2, 5.63%, 4/10/49	1,500,000	1,554,367
Morgan Stanley Capital I Series 2005-T19, Class AAB, 4.85%, 6/12/47	900,444	951,405
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,610,662

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**
Series 1920, Class H, 7.00%, 1/15/12	62,302	64,089

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	11,096	12,616

Description	Par Value	Value

WHOLE LOAN – 4.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.52%, 11/25/10	$515,521	$483,623
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	2,998,284	3,044,929
GSR Mortgage Loan Trust Series 2006-2F, Class 2A15, 5.75%, 2/25/36	311,016	315,750
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/10	1,466,609	1,333,892
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	191,903	193,129
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	2,947,465	3,026,540
TOTAL WHOLE LOAN		$8,397,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,706,258)		$12,085,230

CORPORATE BONDS – 61.1%

AEROSPACE & DEFENSE – 0.8%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 6.38%, 6/01/19	500,000	582,635
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	500,000	523,054

(MTB Income Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

MTB Income Fund (continued)

Description	Par Value	Value

Raytheon Co., Sr. Unsecured, 3.13%, 10/15/20	$500,000	$491,920
TOTAL AEROSPACE & DEFENSE		$1,597,609

AUTO MANUFACTURERS – 0.3%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	521,272

BANKS – 9.9%
[6,7]Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	275,625
[6,7]Ally Financial, Inc., Company Guaranteed, 7.50%, 9/15/20	500,000	542,500
Bank of America Corp., Subordinated, 7.13%, 10/15/11	200,000	211,102
Bank of America Corp., Sr. Unsecured, 4.50%, 4/01/15	500,000	521,857
Bank of America Corp., Unsecured, 6.50%, 8/01/16	1,250,000	1,395,053
[6,7]Bank of New York Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,505,496
[1]BankBoston Capital Trust III, Limited Guarantee, 1.04%, 12/15/10	900,000	610,592
BB&T Corp., Sr. Unsecured, MTN, 3.85%, 7/27/12	1,000,000	1,050,136
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	532,350
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	292,330
Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,083,841
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	548,965
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	534,596
Citigroup, Inc., Unsecured, 8.50%, 5/22/19	1,000,000	1,261,576
Credit Suisse, Sr. Unsecured, 5.50%, 5/01/14	1,000,000	1,126,693
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	278,494
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	542,582
Discover Bank/Greenwood DE, Subordinated, 7.00%, 4/15/20	1,000,000	1,113,731
[12]Goldman Sachs Group, Inc., Sr. Unsecured, 5.25%, 4/01/13	1,000,000	1,078,781
Goldman Sachs Group, Inc., Sr. Unsecured, MTN, 6.00%, 5/01/14	500,000	563,992
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	500,000	521,687
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	508,881
JPMorgan Chase & Co., Sr. Unsecured, 4.25%, 10/15/20	500,000	503,402
[6,7]Lloyds TSB Bank PLC, Bank Guaranteed, MTN, 5.80%, 1/13/20	500,000	536,048
PNC Bank NA, Subordinated, BKNT, 6.88%, 4/01/18	500,000	588,014
PNC Funding Corp., Bank Guaranteed, 4.38%, 8/11/20	500,000	514,773
[6,7]Rabobank Nederland NV, Sr. Unsecured, 4.75%, 1/15/20	500,000	545,118

Description	Par Value	Value

State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	$250,000	$275,200
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	433,274	456,012
TOTAL BANKS		$19,519,427

BEVERAGES – 1.7%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	1,000,000	1,139,812
Bottling Group LLC, Company Guaranteed, 5.13%, 1/15/19	500,000	571,172
Coca-Cola Co., Sr. Unsecured, 4.88%, 3/15/19	750,000	854,974
Coca-Cola Enterprises, Inc., Sr. Unsecured, 3.50%, 9/15/20	500,000	494,386
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	250,000	265,476
TOTAL BEVERAGES		$3,325,820

BUILDING MATERIALS – 0.3%
[6,7]Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed, 6.00%, 12/30/19	500,000	544,431

CAPITAL MARKETS – 1.7%
Jefferies Group, Inc., Sr. Unsecured, 8.50%, 7/15/19	1,450,000	1,699,173
Morgan Stanley, Series G, Sr. Unsecured, MTN, 5.50%, 1/26/20	1,500,000	1,569,197
TOTAL CAPITAL MARKETS		$3,268,370

CHEMICALS – 1.0%
Airgas, Inc., Sr. Unsecured, 3.25%, 10/01/15	500,000	507,665
Dow Chemical Co., Sr. Unsecured, 8.55%, 5/15/19	500,000	643,238
Dow Chemical Co., Sr. Unsecured, 9.40%, 5/15/39	250,000	355,316
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	539,745
TOTAL CHEMICALS		$2,045,964

COMMERCIAL SERVICES – 0.8%
Board of Trustees of The Leland Stanford Junior University, Bonds, 4.75%, 5/01/19	500,000	557,834
Iron Mountain, Inc., Company Guaranteed, 8.00%, 6/15/20	1,000,000	1,090,000
TOTAL COMMERCIAL SERVICES		$1,647,834

COMPUTERS – 0.1%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	275,000	276,226

COSMETICS/PERSONAL CARE – 0.2%
Colgate-Palmolive Co., Sr. Unsecured, MTN, 2.95%, 11/01/20	500,000	491,650

DIVERSIFIED FINANCIAL SERVICES – 8.4%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,105,975
[6,7]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,220,531

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	$1,000,000	$1,034,420
[6,7]Cantor Fitzgerald LP, Bonds, 7.88%, 10/15/19	500,000	526,474
Capital One Bank USA NA, Subordinated, 8.80%, 7/15/19	500,000	635,758
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	262,124
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	2,080,328
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	986,496
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.70%, 10/01/14	500,000	574,375
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	274,375
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	280,625
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.13%, 1/15/20	1,000,000	1,227,500
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	540,153
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,178,750
Jefferies Group, Inc., Sr. Unsecured, 6.88%, 4/15/21	500,000	531,393
JPMorgan Chase Capital XVIII, Series R, Limited Guarantee, 6.95%, 8/17/36	1,000,000	1,005,614
MBNA Capital, Series A, Limited Guarantee, 8.28%, 12/01/26	1,000,000	1,028,750
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,018,759
SLM Corp., Sr. Unsecured, MTN, 8.00%, 3/25/20	500,000	504,179
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	514,754
TOTAL DIVERSIFIED FINANCIAL SERVICES		$16,531,333

ELECTRIC – 2.3%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 6.85%, 6/01/15	1,250,000	1,471,443
CenterPoint Energy, Inc., Sr. Unsecured, 6.50%, 5/01/18	125,000	143,876
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	298,037
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	286,960
Exelon Generation Co. LLC, Sr. Unsecured, 6.25%, 10/01/39	500,000	523,499
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,139,767
Virginia Electric & Power Co., Sr. Unsecured, 8.88%, 11/15/38	500,000	742,876
TOTAL ELECTRIC		$4,606,458

ELECTRICAL COMPONENTS & EQUIPMENT – 0.1%
Emerson Electric Co., Sr. Unsecured, 6.13%, 4/15/39	200,000	234,490

Description	Par Value	Value

ELECTRONICS – 0.3%
Agilent Technologies, Inc., Sr. Unsecured, 5.00%, 7/15/20	$250,000	$268,534
Arrow Electronics, Inc., Sr. Unsecured, 5.13%, 3/01/21	250,000	249,185
TOTAL ELECTRONICS		$517,719

ENERGY EQUIPMENT & SERVICES – 0.8%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,618,468

FOOD – 2.6%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	250,000	291,823
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	1,000,000	1,049,119
Kraft Foods, Inc., Sr. Unsecured, 6.50%, 2/09/40	1,500,000	1,725,864
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	272,967
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	648,509
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	583,117
[6,7]WM Wrigley Jr Co., Sr. Secured, 3.70%, 6/30/14	500,000	521,531
TOTAL FOOD		$5,092,930

HEALTHCARE PROVIDERS & SERVICES – 0.1%
Cigna Corp., Sr. Unsecured, 5.13%, 6/15/20	250,000	272,526

HOME BUILDERS – 0.2%
[12]Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	487,500

HOTELS, RESTAURANTS & LEISURE – 0.3%
[6,7]Hyatt Hotels Corp., Sr. Unsecured, 6.88%, 8/15/19	500,000	568,944

INSURANCE – 3.8%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.50%, 3/30/20	500,000	510,589
Lincoln National Corp., Sr. Unsecured, 4.30%, 6/15/15	1,500,000	1,601,710
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	532,639
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	513,527
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	529,010
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	567,870
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,093,977
Renre North America Holdings, Inc., Company Guaranteed, 5.75%, 3/15/20	2,000,000	2,093,831
TOTAL INSURANCE		$7,443,153

INTERNET – 0.8%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	498,617

(MTB Income Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

MTB Income Fund (continued)

Description	Par Value	Value

eBay, Inc., Sr. Unsecured, 3.25%, 10/15/20	$500,000	$495,507
Symantec Corp., Sr. Unsecured, 4.20%, 9/15/20	500,000	504,586
TOTAL INTERNET		$1,498,710

IRON/STEEL – 1.3%
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	2,000,000	2,019,288
Cliffs Natural Resources, Inc., Sr. Unsecured, 4.80%, 10/01/20	500,000	509,251
TOTAL IRON/STEEL		$2,528,539

MEDIA – 4.4%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,168,967
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,500,000	1,717,781
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,135,103
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 4.60%, 2/15/21	1,000,000	1,035,805
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 6.00%, 8/15/40	500,000	507,762
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	500,000	579,471
Time Warner Cable, Inc., Company Guaranteed, 8.25%, 4/01/19	1,000,000	1,303,091
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,153,824
TOTAL MEDIA		$8,601,804

METALS & MINING – 1.5%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,057,685
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	559,236
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	800,000	866,830
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 6.90%, 11/15/37	500,000	544,071
TOTAL METALS & MINING		$3,027,822

MISCELLANEOUS MANUFACTURING – 0.6%
GE Capital Trust I, Subordinated, 6.38%, 11/15/67	1,000,000	990,000
ITT Corp., Sr. Unsecured, 6.13%, 5/01/19	250,000	292,800
TOTAL MISCELLANEOUS MANUFACTURING		$1,282,800

MULTI-UTILITIES – 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	592,055

OFFICE/BUSINESS EQUIPMENT – 1.2%
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,365,781

Description	Par Value	Value

OIL & GAS – 5.0%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	$250,000	$271,529
Chesapeake Energy Corp., Company Guaranteed, 6.63%, 8/15/20	500,000	531,875
[6,7]Dolphin Energy Ltd., Sr. Secured, 5.89%, 6/15/19	719,475	775,022
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,031,598
[6,7]Nabors Industries, Inc., Company Guaranteed, 5.00%, 9/15/20	250,000	256,552
[6,7]Petroleum Co of Trinidad & Tobago Ltd., Sr. Unsecured, 9.75%, 8/14/19	1,000,000	1,251,500
Pioneer Natural Resources Co., Sr. Unsecured, 6.88%, 5/01/18	1,000,000	1,100,595
Pride International, Inc., Sr. Unsecured, 6.88%, 8/15/20	250,000	284,063
Pride International, Inc., Sr. Unsecured, 7.88%, 8/15/40	250,000	285,000
Rowan Cos., Inc., Sr. Unsecured, 7.88%, 8/01/19	500,000	596,773
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	604,500
Stone Energy Corp., Company Guaranteed, 8.63%, 2/01/17	1,000,000	1,010,000
Transocean, Inc., Company Guaranteed, 6.50%, 11/15/20	1,000,000	1,113,313
Valero Energy Corp., Company Guaranteed, 10.50%, 3/15/39	500,000	679,616
TOTAL OIL & GAS		$9,791,936

OIL & GAS FIELD SERVICES – 0.7%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,373,636

PIPELINES – 0.9%
Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.85%, 2/15/20	500,000	600,187
Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.55%, 9/15/40	250,000	270,456
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	508,548
[6,7,12]Rockies Express Pipeline LLC, Sr. Unsecured, 6.88%, 4/15/40	500,000	495,112
TOTAL PIPELINES		$1,874,303

REAL ESTATE INVESTMENT TRUSTS (REIT) – 3.4%
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	717,290
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,130,804
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	539,247
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	501,207

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	$225,000	$233,980
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	500,000	517,057
Health Care REIT, Inc., Sr. Unsecured, 6.13%, 4/15/20	1,000,000	1,106,472
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	300,878
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	563,346
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,038,960
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$6,649,241

RETAIL – 1.5%
12CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	546,183
McDonald’s Corp., Sr. Unsecured, MTN, 6.30%, 3/01/38	500,000	599,278
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	1,000,000	1,028,990
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	802,000	832,096
TOTAL RETAIL		$3,006,547

SOFTWARE – 0.3%
Microsoft Corp., Sr. Notes, 3.00%, 10/01/20	500,000	498,385

TELECOMMUNICATIONS – 2.0%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	250,000	269,829
American Tower Corp., Sr. Unsecured, 5.05%, 9/01/20	500,000	523,125
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	1,000,000	1,160,943
[6,7]Qwest Communications International, Inc., Company Guaranteed, 7.13%, 4/01/18	1,000,000	1,063,750
Sprint Capital Corp., Company Guaranteed, 7.63%, 1/30/11	1,000,000	1,012,500
TOTAL TELECOMMUNICATIONS		$4,030,147

TRANSPORTATION – 1.5%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 6.20%, 8/15/36	1,000,000	1,109,054
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	500,000	527,409
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	295,437
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,048,092
TOTAL TRANSPORTATION		$2,979,992
TOTAL CORPORATE BONDS (COST $111,123,636)		$120,713,822

Description	Par Value	Value

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.9%

AIRLINES – 0.9%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	$250,000	$283,438
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	491,805	552,666
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	406,279	439,543
United Air Lines, Inc., Pass-Thru Certificates, 9.75%, 1/15/17	475,863	549,621
TOTAL AIRLINES		$1,825,268
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,623,947)		$1,825,268

MORTGAGE-BACKED SECURITIES – 19.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 14.1%
Pool A13990, 4.50%, 10/01/33	254,491	269,784
Pool A83578, 5.00%, 12/01/38	603,779	641,742
Pool A93505, 4.50%, 8/01/40	9,847,153	10,328,125
Pool B17616, 5.50%, 1/01/20	336,209	365,466
Pool C00478, 8.50%, 9/01/26	37,598	42,672
Pool C01272, 6.00%, 12/01/31	188,871	208,699
Pool E00560, 6.00%, 7/01/13	62,613	66,545
Pool G02296, 5.00%, 6/01/36	2,099,420	2,240,606
Pool G02976, 5.50%, 6/01/37	1,583,284	1,702,129
Pool G02988, 6.00%, 5/01/37	1,423,076	1,548,455
Pool G03703, 5.50%, 12/01/37	750,370	806,695
Pool G04338, 5.50%, 5/01/38	7,250,369	7,792,335
Pool G04776, 5.50%, 7/01/38	1,117,967	1,201,535
Pool G12709, 5.00%, 7/01/22	602,907	643,315
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$27,858,103

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.1%
Pool 254007, 6.50%, 10/01/31	88,085	98,952
Pool 254759, 4.50%, 6/01/18	492,163	527,819
Pool 329794, 7.00%, 2/01/26	86,177	97,190
Pool 346537, 6.00%, 5/01/11	17,467	17,719
Pool 398162, 6.50%, 1/01/28	24,890	27,883
Pool 398938, 6.50%, 10/01/27	27,449	30,792
Pool 402255, 6.50%, 12/01/27	8,682	9,721
Pool 535939, 6.00%, 5/01/16	166,205	180,895
Pool 638023, 6.50%, 4/01/32	271,092	304,538
Pool 642345, 6.50%, 5/01/32	238,680	268,128
Pool 651292, 6.50%, 7/01/32	279,432	313,732
Pool 686398, 6.00%, 3/01/33	462,009	512,007
Pool 688987, 6.00%, 5/01/33	558,355	618,780

(MTB Income Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

MTB Income Fund (continued)

Description	Par Value	Value

Pool 695818, 5.00%, 4/01/18	$894,751	$963,106
Pool 889982, 5.50%, 11/01/38	2,106,273	2,269,224
Pool 889995, 5.50%, 9/01/38	2,956,109	3,184,807
Pool 975207, 5.00%, 3/01/23	616,006	657,868
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,083,161

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%
Pool 2077, 7.00%, 9/20/25	29,957	33,875
Pool 354677, 7.50%, 10/15/23	75,176	84,531
Pool 354713, 7.50%, 12/15/23	39,364	44,403
Pool 354765, 7.00%, 2/15/24	92,515	104,206
Pool 354827, 7.00%, 5/15/24	93,059	104,819
Pool 360869, 7.50%, 5/15/24	34,222	38,603
Pool 361843, 7.50%, 10/15/24	64,047	72,246
Pool 373335, 7.50%, 5/15/22	27,333	30,734
Pool 385623, 7.00%, 5/15/24	84,396	95,061
Pool 503405, 6.50%, 4/15/29	138,237	156,717
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$765,195
TOTAL MORTGAGE-BACKED SECURITIES (COST $36,885,507)		$38,706,459

U.S. TREASURY – 9.0%

INFLATION INDEXED BONDS – 0.1%
2.00%, 1/15/14	100,000	127,806

U.S. TREASURY BOND – 0.5%
4.38%, 5/15/40	985,000	1,049,183

U.S. TREASURY NOTE – 8.4%
[12]1.25%, 9/30/15	1,000,000	1,005,000
1.75%, 7/31/15	500,000	515,000
1.88%, 9/30/17	1,000,000	999,844
2.13%, 5/31/15	1,500,000	1,572,422
2.25%, 1/31/15	1,000,000	1,054,688
[12]2.50%, 4/30/15	1,000,000	1,065,625
2.63%, 6/30/14	1,300,000	1,389,375
2.63%, 7/31/14	1,000,000	1,069,062
[12]2.63%, 12/31/14	1,000,000	1,070,312
[12]2.63%, 8/15/20	4,750,000	4,755,937
3.75%, 11/15/18	500,000	557,734
4.50%, 2/15/16	1,300,000	1,515,110
TOTAL U.S. TREASURY NOTE		$16,570,109
TOTAL U.S. TREASURY (COST $17,331,943)		$17,747,098

Description	Par Value	Value

MONEY MARKET FUND – 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.16%	$37,237	$37,237
TOTAL MONEY MARKET FUND (COST $37,237)		$37,237

REPURCHASE AGREEMENT – 2.1%
Credit Suisse First Boston LLC, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $4,053,647, collateralized by a U.S. Government Security 0.88%, maturing 04/30/11; total market value of $4,136,885.	4,053,576	4,053,576
TOTAL REPURCHASE AGREEMENT (COST $4,053,576)		$4,053,576
TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $184,248,771)		196,727,832

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.6%

REPURCHASE AGREEMENTS – 4.6%
Deutsche Bank Securities, Inc., 0.23%, dated 10/29/10, due 11/01/10, repurchase price $3,664,070, collateralized by U.S. Government Securities 3.50% to 6.50%, maturing 03/01/20 to 11/01/40; total market value of $3,737,280.	3,664,000	3,664,000
Goldman Sachs & Co., 0.23%, dated 10/29/10, due 11/01/10, repurchase price $2,017,039, collateralized by U.S. Government Securities 3.50% to 6.00%, maturing 05/01/19 to 11/01/37; total market value of $2,057,340.	2,017,000	2,017,000
Mizuho Securities, Inc., 0.24%, dated 10/29/10, due 11/01/10, repurchase price $3,363,067, collateralized by U.S. Government Securities 3.44% to 5.00%, maturing 04/15/39 to 06/01/40; total market value of $3,430,260.	3,363,000	3,363,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,044,000)		$9,044,000
TOTAL INVESTMENTS – 104.2% (COST $193,292,771)		$205,771,832
COLLATERAL FOR SECURITIES ON LOAN – (4.6%)		(9,044,000)
OTHER ASSETS LESS LIABILITIES – 0.4%		703,563
TOTAL NET ASSETS – 100.0%		$197,431,395

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $12,479,061. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $13,003,620 and net unrealized depreciation from investments for those securities having an excess of cost over value of $524,559.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset Backed Securities	$—	$1,559,142	$—	$1,559,142
Collateralized Mortgage Obligations	—	12,085,230	—	12,085,230
Corporate Bonds	—	120,713,822	—	120,713,822
Enhanced Equipment Trust Certificates	—	1,825,268	—	1,825,268
Mortgage-Backed Securities	—	38,706,459	—	38,706,459
U.S. Treasury	—	17,747,098	—	17,747,098
Money Market Fund	37,237	—	—	37,237
Repurchase Agreements	—	13,097,576	—	13,097,576

Total	$37,237	$205,734,595	$—	$205,771,832

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

43

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Strategic Allocation Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Equity Funds	64.5%
Debt Funds	9.5%
U.S. Treasury Note	6.8%
Federal National Mortgage Association (FNMA)	4.3%
Federal Home Loan Mortgage Corporation (FHLMC)	3.1%
U.S. Treasury Bond	1.6%
Banks	1.3%
Closed-End Funds	1.0%
Real Estate Investment Trusts (REIT)	1.0%
Diversified Financial Services	0.6%
Food	0.6%
Computers	0.4%
Agriculture	0.3%
Auto Manufacturers	0.3%
Retail	0.3%
Whole Loan	0.3%
Airlines	0.2%
Government National Mortgage Association (GNMA)	0.2%
Chemicals	0.1%
Metals & Mining	0.1%
Office/Business Equipment	0.1%
Capital Markets	0.1%
Cash Equivalents[1]	1.7%
Other Assets and Liabilities – Net[2]	1.6%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

MUTUAL FUNDS – 75.0%

CLOSED-END FUNDS – 1.0%
Alpine Global Premier Properties Fund	52,421	$369,044
ING Clarion Global Real Estate Income Fund	48,895	371,113
TOTAL CLOSED-END FUNDS		$740,157

DEBT FUNDS – 9.5%
Artio Global High Income Fund	69,715	741,765
Dreyfus International Bond Fund	105,003	1,858,553
MFS Emerging Markets Debt Fund	96,460	1,483,554

Description	Number of Shares	Value

RidgeWorth Seix Floating Rate High Income Fund	333,480	$2,964,636
TOTAL DEBT FUNDS		$7,048,508

EQUITY FUNDS – 64.5%
Alpine International Real Estate Equity Fund	51,964	1,338,082
Guinness Atkinson Funds - China & Hong Kong Fund	17,939	744,477
Harbor International Fund	24,997	1,478,088
iShares Russell 1000 Value Index Fund	36,530	2,221,389
Lazard Emerging Markets Equity Portfolio	104,371	2,222,055
LSV Value Equity Fund	285,161	3,692,837

(MTB Strategic Allocation Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

MTB Strategic Allocation Fund (continued)

Description	Number of Shares	Value

Mainstay Epoch Global Equity Yield Fund	60,562	$890,256
9MTB International Equity Fund	1,439,804	12,915,045
9MTB Large Cap Growth Fund	1,017,967	8,153,915
9MTB Large Cap Value Fund	548,872	5,389,923
9MTB Mid Cap Growth Fund	220,881	2,867,033
9MTB Small Cap Growth Fund	156,825	2,237,895
RS Global Natural Resources Fund	44,554	1,491,217
SPDR S&P Dividend ETF	43,587	2,225,552
TOTAL EQUITY FUNDS		$47,867,764
TOTAL MUTUAL FUNDS (COST $50,862,218)		$55,656,429

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Series 2003-2686, Class GB 5.00%, 5/15/20	$140,237	141,820

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C 9.75%, 9/25/18	3,699	4,205
Series 2007-35, Class DH 5.00%, 9/25/33	260,321	268,603
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$272,808

WHOLE LOAN – 0.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.52%, 11/25/10	103,846	97,420
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/10	73,330	66,695
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	43,614	43,893
TOTAL WHOLE LOAN		$208,008
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $624,435)		$622,636

CORPORATE BONDS – 5.2%

AGRICULTURE – 0.3%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	200,000	224,468

AUTO MANUFACTURERS – 0.3%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	200,000	208,509

BANKS – 1.3%
[1]BankBoston Capital Trust III, Limited Guarantee, 1.04%, 12/15/10	170,000	115,334
BB&T Corp., Subordinated, 4.75%, 10/01/12	150,000	159,705
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	116,932
Goldman Sachs Group, Inc., Sr. Unsecured, 6.00%, 5/01/14	70,000	78,959

Description	Par Value	Value

JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	$100,000	$104,337
Morgan Stanley, Sr. Unsecured, MTN, 5.63%, 9/23/19	80,000	84,138
PNC Funding Corp., Bank Guaranteed, MTN, 4.25%, 9/21/15	75,000	81,395
[1]SunTrust Capital III, Limited Guarantee, 0.94%, 12/15/10	152,000	111,065
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	86,655	91,203
TOTAL BANKS		$943,068

CAPITAL MARKETS – 0.1%
Jefferies Group, Inc., Sr. Unsecured, 8.50%, 7/15/19	70,000	82,029

CHEMICALS – 0.1%
Dow Chemical Co., Sr. Unsecured, 9.40%, 5/15/39	60,000	85,276

COMPUTERS - 0.4%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	200,000	200,892
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	89,675
TOTAL COMPUTERS		$290,567

DIVERSIFIED FINANCIAL SERVICES – 0.6%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	110,597
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	219,480
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	98,650
TOTAL DIVERSIFIED FINANCIAL SERVICES		$428,727

FOOD – 0.6%
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	100,000	104,912
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	109,187
[6,7]WM Wrigley Jr Co., Secured, 2.45%, 6/28/12	200,000	202,092
TOTAL FOOD		$416,191

METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	84,615

OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp., Sr. Notes, 5.63%, 12/15/19	100,000	112,180

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.0%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	113,773
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	113,081
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	107,850
[6,7]Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	106,309
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	100,000	103,991

(MTB Strategic Allocation Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

MTB Strategic Allocation Fund (continued)

Description	Par Value	Value

Health Care REIT, Inc., Sr. Unsecured, 6.13%, 4/15/20	$100,000	$110,647
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	112,669
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		768,320

RETAIL – 0.3%
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	100,000	102,899
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	111,812
TOTAL RETAIL		214,711
TOTAL CORPORATE BONDS (COST $3,770,983)		$3,858,661

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%
Continental Airlines, Inc., Series A, Pass – Thru Certificates, 7.25%, 11/10/19	80,000	90,700
Delta Air Lines, Inc., Series 071A, Pass – Thru Certificates, 6.82%, 8/10/22	65,005	70,327
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $145,116)		$161,027

GOVERNMENT AGENCY – 3.1%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.1%
Series BB, 0.25%, 12/30/10	2,300,000	2,299,380
TOTAL GOVERNMENT AGENCY (COST $2,299,058)		$2,299,380

MORTGAGE-BACKED SECURITIES –4.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.9%
Pool G05774 5.00%, 1/01/40	897,468	953,055
Pool A15865 5.50%, 11/01/33	196,940	213,815
Pool A19412 5.00%, 3/01/34	322,145	345,017
Pool A26407 6.00%, 9/01/34	338,542	372,918
Pool A46082 5.00%, 7/01/35	277,514	296,611
Pool C00478 8.50%, 9/01/26	4,178	4,741
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,186,157

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%
Pool 533246 7.50%, 4/01/30	35,219	39,749
Pool 797152 5.00%, 11/01/19	277,950	298,750

Description	Par Value	Value

Pool 868574 5.50%, 4/01/36	$279,301	$301,345
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$639,844

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677 7.50%, 10/15/23	47,265	53,146
Pool 354765 7.00%, 2/15/24	52,795	59,467
Pool 354827 7.00%, 5/15/24	55,836	62,892
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$175,505
TOTAL MORTGAGE – BACKED SECURITIES (COST $2,838,519)		$3,001,506

U.S. TREASURY – 8.4%

U.S. TREASURY BOND – 1.6%
4.75%, 2/15/37	96,000	109,200
4.38%, 5/15/40	1,000,000	1,065,937
TOTAL U.S. TREASURY BOND		$1,175,137

U.S. TREASURY NOTE – 6.8%
4.88%, 6/30/12	170,000	182,976
3.13%, 4/30/13	200,000	213,781
4.00%, 2/15/14	40,000	44,456
2.13%, 5/31/15	2,000,000	2,096,563
4.50%, 2/15/16	200,000	233,094
4.50%, 5/15/17	200,000	233,937
1.88%, 8/31/17	500,000	500,781
3.63%, 2/15/20	400,000	436,813
3.50%, 5/15/20	1,000,000	1,078,750
TOTAL U.S. TREASURY NOTE		$5,021,151
TOTAL U.S. TREASURY (COST $5,850,888)		$6,196,288
	Number of Shares

MONEY MARKET FUND – 1.7%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	1,255,304	1,255,304
TOTAL MONEY MARKET FUND (COST $1,255,304)		$1,255,304
TOTAL INVESTMENTS – 98.4% (COST $67,646,521)		$73,051,231
OTHER ASSETS LESS LIABILITIES – 1.6%		1,172,261
TOTAL NET ASSETS – 100.0%		$74,223,492

(MTB Strategic Allocation Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

MTB Strategic Allocation Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $5,404,710. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,091,238 and net unrealized depreciation from investments for those securities having an excess of cost over value of $686,528.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$55,656,429	$—	$—	$55,656,429
Collateralized Mortgage Obligations	—	622,636	—	622,636
Corporate Bonds	—	3,858,661	—	3,858,661
Enhanced Equipment Trust Certificates	—	161,027	—	161,027
Government Agency	—	2,299,380	—	2,299,380
Mortgage-Backed Securities	—	3,001,506	—	3,001,506
U.S. Treasury	—	6,196,288	—	6,196,288
Money Market Fund	1,255,304	—	—	1,255,304

Total	$56,911,733	$16,139,498	$—	$73,051,231

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

47

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Insurance	16.8%
Oil & Gas	13.6%
Pharmaceuticals	9.1%
Metals & Mining	8.1%
Media	7.6%
Software	7.0%
Telecommunications	4.9%
Banks	4.6%
Biotechnology	4.2%
Aerospace & Defense	3.7%
Diversified Financial Services	3.0%
Tobacco	2.0%
Miscellaneous Manufacturing	1.9%
Office/Business Equipment	1.8%
Transportation	1.7%
Food	1.6%
Oil & Gas Services	1.5%
Household Products	1.3%
Electric	1.1%
Healthcare Providers & Services	1.0%
Retail	0.9%
Cash Equivalents[1]	3.2%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 97.4%

AEROSPACE & DEFENSE – 3.7%
Lockheed Martin Corp.	57,105	$4,071,016
Raytheon Co.	42,300	1,949,184
TOTAL AEROSPACE & DEFENSE		$6,020,200

BANKS – 4.6%
*Citigroup, Inc.	913,800	3,810,546
Wells Fargo & Co.	141,600	3,692,928
TOTAL BANKS		$7,503,474

Description	Number of Shares	Value

BIOTECHNOLOGY – 4.2%
*Amgen, Inc.	118,700	$6,788,453

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Goldman Sachs Group, Inc.	11,600	1,867,020
JPMorgan Chase & Co.	79,900	3,006,637
TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,873,657

ELECTRIC – 1.1%
*NRG Energy, Inc.	90,300	1,797,873

(MTB Large Cap Value Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Value Fund (continued)

Description	Number of Shares	Value

FOOD – 1.6%
Kroger Co.	117,000	$2,574,000

HEALTHCARE PROVIDERS & SERVICES – 1.0%
Aetna, Inc.	54,400	1,624,384

HOUSEHOLD PRODUCTS – 1.3%
Kimberly-Clark Corp.	34,200	2,166,228

INSURANCE – 16.8%
AON Corp.	113,900	4,527,525
*Genworth Financial, Inc.	256,200	2,905,308
Hartford Financial Services Group, Inc.	162,300	3,891,954
Lincoln National Corp.	81,800	2,002,464
Loews Corp.	123,146	4,861,804
MetLife, Inc.	131,300	5,295,329
Unum Group	173,800	3,896,596
TOTAL INSURANCE		$27,380,980

MEDIA – 7.6%
CBS Corp., Non-Voting	101,100	1,711,623
Time Warner, Inc.	93,600	3,042,936
Viacom, Inc.	196,300	7,575,217
TOTAL MEDIA		$12,329,776

METALS & MINING – 8.1%
AngloGold Ashanti Ltd. ADR	124,299	5,855,726
Barrick Gold Corp.	154,300	7,420,287
TOTAL METALS & MINING		$13,276,013

MISCELLANEOUS MANUFACTURING – 1.9%
Ingersoll-Rand PLC	77,100	3,030,801

OFFICE/BUSINESS EQUIPMENT – 1.8%
Pitney Bowes, Inc.	132,010	2,896,299

OIL & GAS – 13.6%
Apache Corp.	67,100	6,778,442
Canadian Natural Resources Ltd.	102,600	3,741,822
Hess Corp.	46,400	2,924,592

Description	Number of Shares	Value
Noble Energy, Inc.	41,300	$3,365,124
Occidental Petroleum Corp.	38,300	3,011,529
Talisman Energy, Inc.	133,300	2,418,062
TOTAL OIL & GAS		$22,239,571

OIL & GAS SERVICES – 1.5%
Halliburton Co.	76,100	2,424,546

PHARMACEUTICALS – 9.1%
Merck & Co., Inc.	136,200	4,941,336
Pfizer, Inc.	302,000	5,254,800
Sanofi-Aventis SA ADR	134,800	4,732,828
TOTAL PHARMACEUTICALS		$14,928,964

RETAIL – 0.9%
CVS Caremark Corp.	46,800	1,409,616

SOFTWARE – 7.0%
CA, Inc.	370,000	8,587,700
Microsoft Corp.	104,000	2,770,560
TOTAL SOFTWARE		$11,358,260

TELECOMMUNICATIONS – 4.9%
*Motorola, Inc.	989,600	8,065,240

TOBACCO – 2.0%
Philip Morris International, Inc.	55,600	3,252,600

TRANSPORTATION – 1.7%
Union Pacific Corp.	32,600	2,858,368
TOTAL COMMON STOCKS (COST $150,408,352)		$158,799,303

MONEY MARKET FUND – 3.2%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	5,259,880	$5,259,880
TOTAL MONEY MARKET FUND (COST $5,259,880)		$5,259,880
TOTAL INVESTMENTS – 100.6% (COST $155,668,232)		$164,059,183
OTHER LIABILITIES LESS ASSETS – (0.6%)		(986,480)
TOTAL NET ASSETS – 100.0%		$163,072,703

(MTB Large Cap Value Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

MTB Large Cap Value Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $8,390,951. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $23,286,838 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,895,887.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$158,799,303	$—	$—	$158,799,303
Money Market Fund	5,259,880	—	—	5,259,880

Total	$164,059,183	$—	$—	$164,059,183

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

50

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Computers	12.9%
Oil & Gas Services	6.9%
Semiconductors	6.5%
Oil & Gas	6.3%
Retail	6.0%
Telecommunications	5.8%
Machinery	5.4%
Miscellaneous Manufacturing	4.3%
Internet	4.2%
Software	3.8%
Biotechnology	3.7%
Pharmaceuticals	3.6%
Diversified Financial Services	3.3%
Beverages	2.5%
Aerospace & Defense	2.4%
Lodging	2.3%
Iron/Steel	2.2%
Chemicals	2.1%
Metal Fabricate/Hardware	1.7%
Healthcare Providers & Services	1.5%
Real Estate Investment Trusts (REIT)	1.5%
Tobacco	1.5%
Auto Manufacturers	1.4%
Media	1.2%
Home Builders	1.1%
Insurance	1.1%
Auto Parts & Equipment	1.0%
Cosmetics/Personal Care	1.0%
Commercial Services	1.0%
Banks	0.9%
Hotels, Restaurants & Leisure	0.6%
Healthcare-Products	0.4%
Cash Equivalents[1]	4.0%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Growth Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

MTB Large Cap Growth Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 100.1%

AEROSPACE & DEFENSE – 2.4%
Boeing Co.	28,000	$1,977,920
United Technologies Corp.	13,000	972,010
TOTAL AEROSPACE & DEFENSE		$2,949,930

AUTO MANUFACTURERS – 1.4%
*Ford Motor Co.	127,000	1,794,510

AUTO PARTS & EQUIPMENT – 1.0%
Johnson Controls, Inc.	36,500	1,281,880

BANKS – 0.9%
Bank of America Corp.	100,000	1,144,000

BEVERAGES – 2.5%
Coca-Cola Co.	34,000	2,084,880
PepsiCo, Inc.	15,500	1,012,150
TOTAL BEVERAGES		$3,097,030

BIOTECHNOLOGY – 3.7%
*Celgene Corp.	31,000	1,924,170
*Human Genome Sciences, Inc.	71,500	1,921,920
*Incyte Corp. Ltd.	48,000	799,680
TOTAL BIOTECHNOLOGY		$4,645,770

CHEMICALS – 2.1%
[12]Air Products & Chemicals, Inc.	14,500	1,232,065
Dow Chemical Co.	44,500	1,371,935
TOTAL CHEMICALS		$2,604,000

COMMERCIAL SERVICES – 1.0%
Mastercard, Inc.	5,400	1,296,324

COMPUTERS – 12.9%
*Apple, Inc.	26,000	7,822,620
*EMC Corp.	74,000	1,554,740
Hewlett-Packard Co.	37,500	1,577,250
International Business Machines Corp.	21,000	3,015,600
*Research In Motion Ltd.	16,000	911,200
*Western Digital Corp.	41,000	1,312,820
TOTAL COMPUTERS		$16,194,230

COSMETICS/PERSONAL CARE – 1.0%
Avon Products, Inc.	43,000	1,309,350

DIVERSIFIED FINANCIAL SERVICES – 3.3%
Goldman Sachs Group, Inc.	10,000	1,609,500
[12]Janus Capital Group, Inc.	120,000	1,267,200
T Rowe Price Group, Inc.	24,000	1,326,480
TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,203,180

HEALTHCARE PROVIDERS & SERVICES – 1.5%
UnitedHealth Group, Inc.	52,500	1,892,625

Description	Number of Shares	Value

HEALTHCARE-PRODUCTS – 0.4%
Medtronic, Inc.	15,500	$545,755

HOME BUILDERS – 1.1%
12Dr Horton, Inc.	131,500	1,372,860

HOTELS, RESTAURANTS & LEISURE – 0.6%
*Las Vegas Sands Corp.	16,500	757,020

INSURANCE – 1.1%
MetLife, Inc.	33,500	1,351,055

INTERNET – 4.2%
*Akamai Technologies, Inc.	25,000	1,291,750
*Amazon.com, Inc.	7,000	1,155,980
*Baidu, Inc.	5,000	550,050
*Google, Inc.	3,700	2,268,063
TOTAL INTERNET		$5,265,843

IRON/STEEL – 2.2%
[12]Cliffs Natural Resources, Inc.	15,000	978,000
[12]United States Steel Corp.	42,500	1,818,575
TOTAL IRON/STEEL		$2,796,575

LODGING – 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	52,200	2,826,108

MACHINERY – 5.4%
Caterpillar, Inc.	27,000	2,122,200
Cummins, Inc.	14,000	1,233,400
Deere & Co.	24,700	1,896,960
Manitowoc Co., Inc.	141,000	1,570,740
TOTAL MACHINERY		$6,823,300

MEDIA – 1.2%
CBS Corp., Non-Voting	90,000	1,523,700

METAL FABRICATE/HARDWARE – 1.7%
Precision Castparts Corp.	15,600	2,130,648

MISCELLANEOUS MANUFACTURING – 4.3%
Danaher Corp.	44,000	1,907,840
General Electric Co.	135,000	2,162,700
Parker Hannifin Corp.	18,000	1,377,900
TOTAL MISCELLANEOUS MANUFACTURING		$5,448,440

OIL & GAS – 6.3%
ConocoPhillips	18,500	1,098,900
Exxon Mobil Corp.	86,500	5,749,655
*,12Southwestern Energy Co.	30,500	1,032,425
TOTAL OIL & GAS		$7,880,980

OIL & GAS SERVICES – 6.9%
Halliburton Co.	86,000	2,739,960
National Oilwell Varco, Inc.	27,000	1,451,520

(MTB Large Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund (continued)

Description	Number of Shares	Value

Schlumberger Ltd.	39,500	$2,760,655
*Weatherford International Ltd.	104,000	1,748,240
TOTAL OIL & GAS SERVICES		$8,700,375

PHARMACEUTICALS – 3.6%
Abbott Laboratories	24,000	1,231,680
*,12Auxilium Pharmaceuticals, Inc.	50,200	1,242,450
*Express Scripts, Inc.	42,500	2,062,100
TOTAL PHARMACEUTICALS		$4,536,230

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.5%
*CB Richard Ellis Group, Inc.	105,000	1,926,750

RETAIL – 6.0%
Home Depot, Inc.	36,800	1,136,384
Ltd. Brands, Inc.	25,000	734,750
*Lululemon Athletica, Inc.	20,000	886,400
McDonald’s Corp.	19,500	1,516,515
Phillips-Van Heusen Corp.	24,200	1,484,428
Target Corp.	15,200	789,488
Wal-Mart Stores, Inc.	19,500	1,056,315
TOTAL RETAIL		$7,604,280

SEMICONDUCTORS – 6.5%
*Advanced Micro Devices, Inc.	425,000	3,115,250
Intel Corp.	64,000	1,284,480
*Marvell Technology Group Ltd.	109,000	2,104,790
*,12Veeco Instruments, Inc.	38,500	1,611,225
TOTAL SEMICONDUCTORS		$8,115,745

SOFTWARE – 3.8%
*,12Citrix Systems, Inc.	13,500	864,945
Microsoft Corp.	82,400	2,195,136
Oracle Corp.	58,000	1,705,200
TOTAL SOFTWARE		$4,765,281

TELECOMMUNICATIONS – 5.8%
*Aruba Networks, Inc.	35,000	766,850
*Cisco Systems, Inc.	112,000	2,556,960
Corning, Inc.	86,000	1,572,080
QUALCOMM, Inc.	54,000	2,437,020
TOTAL TELECOMMUNICATIONS		$7,332,910

Description	Number of Shares	Value

TOBACCO – 1.5%
Philip Morris International, Inc.	32,000	$1,872,000
TOTAL COMMON STOCKS (COST $100,548,734)		$125,988,684

MONEY MARKET FUND – 0.4%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	487,423	$487,423
TOTAL MONEY MARKET FUND (COST $487,423)		$487,423
TOTAL INVESTMENTS IN SECURITIES – 100.5% (COST $101,036,157)		$126,476,107

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.6%

REPURCHASE AGREEMENT – 3.6%
Bank of America LLC 0.24%, dated 10/29/10, due 11/01/10, repurchase price $4,476,090, collateralized by U.S. Government Securities 2.55% to 6.01%, maturing 01/01/21 to 11/01/40; total market value of $4,565,520.	$4,476,000	4,476,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,476,000)		$4,476,000
TOTAL INVESTMENTS – 104.1% (COST $105,512,157)		$130,952,107
COLLATERAL FOR SECURITIES ON LOAN – (3.6%)		(4,476,000)
OTHER LIABILITIES LESS ASSETS – (0.5%)		(586,256)
TOTAL NET ASSETS – 100.0%		$125,889,851

(MTB Large Cap Growth Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

MTB Large Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $25,439,950. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $28,116,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,676,227.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$125,988,684	$—	$—	$125,988,684
Money Market Fund	487,423	—	—	487,423
Repurchase Agreement	—	4,476,000	—	4,476,000

Total	$126,476,107	$4,476,000	$—	$130,952,107

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

54

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Retail	13.0%
Software	7.0%
Machinery	6.3%
Semiconductors	6.0%
Diversified Financial Services	5.9%
Pharmaceuticals	5.4%
Telecommunications	4.6%
Commercial Services	4.0%
Oil & Gas	3.6%
Oil & Gas Services	3.5%
Transportation	3.2%
Healthcare-Products	2.9%
Internet	2.8%
Coal	2.5%
Chemicals	2.4%
Computers	2.4%
Electronics	2.4%
Apparel	2.2%
Distribution/Wholesale	2.2%
Real Estate Investment Trusts (REIT)	2.0%
Media	1.9%
Metal Fabricate/Hardware	1.9%
Biotechnology	1.7%
Household Products	1.5%
Packaging & Containers	1.5%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Environmental Control	1.3%
Banks	1.1%
Iron/Steel	0.8%
Aerospace & Defense	0.5%
Energy-Alternate Sources	0.3%
Miscellaneous Manufacturing	0.0%[3]
Cash Equivalents[1]	5.5%
Other Assets and Liabilities – Net[2]	(5.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

(MTB Mid Cap Growth Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

MTB Mid Cap Growth Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 99.6%

AEROSPACE & DEFENSE – 0.5%
Goodrich Corp.	10,900	$894,563

APPAREL – 2.2%
Coach, Inc.	81,100	4,055,000

AUTO PARTS & EQUIPMENT – 1.4%
*BorgWarner, Inc.	46,500	2,609,115

BANKS – 1.1%
*Texas Capital Bancshares, Inc.	109,500	1,987,425

BIOTECHNOLOGY – 1.7%
*Human Genome Sciences, Inc.	51,325	1,379,616
*Life Technologies Corp.	37,516	1,882,553
TOTAL BIOTECHNOLOGY		$3,262,169

CHEMICALS – 2.4%
Mosaic Co.	33,300	2,436,228
Praxair, Inc.	1,100	100,474
*Solutia, Inc.	113,000	2,046,430
TOTAL CHEMICALS		$4,583,132

COAL – 2.5%
Peabody Energy Corp.	51,700	2,734,930
Walter Industries, Inc.	22,000	1,935,120
TOTAL COAL		$4,670,050

COMMERCIAL SERVICES – 4.0%
Global Payments, Inc.	62,225	2,424,286
*Green Dot Corp.	12,900	655,320
*,12ITT Educational Services, Inc.	28,900	1,864,917
*Quanta Services, Inc.	78,000	1,533,480
[12]Ritchie Bros Auctioneers, Inc.	48,100	1,018,758
TOTAL COMMERCIAL SERVICES		$7,496,761

COMPUTERS – 2.4%
*,12Stratasys, Inc.	64,800	2,029,536
*Western Digital Corp.	78,400	2,510,368
TOTAL COMPUTERS		$4,539,904

DISTRIBUTION/WHOLESALE – 2.2%
[12]Fastenal Co.	35,200	1,812,096
*LKQ Corp.	103,900	2,258,786
TOTAL DISTRIBUTION/WHOLESALE		$4,070,882

DIVERSIFIED FINANCIAL SERVICES – 5.9%
*Affiliated Managers Group, Inc.	625	53,506
*IntercontinentalExchange, Inc.	26,868	3,086,327
Janus Capital Group, Inc.	188,725	1,992,936
Raymond James Financial, Inc.	123,100	3,473,882
T Rowe Price Group, Inc.	43,400	2,398,718
TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,005,369

Description	Number of Shares	Value

ELECTRONICS – 2.4%
*Dolby Laboratories, Inc.	37,900	$2,337,672
*FLIR Systems, Inc.	80,300	2,235,552
Woodward Governor Co.	975	30,557
TOTAL ELECTRONICS		$4,603,781

ENERGY-ALTERNATE SOURCES – 0.3%
*,12Amyris, Inc.	37,600	642,208

ENGINEERING & CONSTRUCTION – 1.4%
*Foster Wheeler AG	55,825	1,307,421
*McDermott International, Inc.	85,306	1,316,272
TOTAL ENGINEERING & CONSTRUCTION		$2,623,693

ENVIRONMENTAL CONTROL – 1.3%
Waste Connections, Inc.	58,297	2,375,020

HEALTHCARE - PRODUCTS – 2.9%
*Alere, Inc.	55,350	1,635,592
*Intuitive Surgical, Inc.	7,004	1,841,702
*ResMed, Inc.	63,100	2,010,997
TOTAL HEALTHCARE-PRODUCTS		$5,488,291

HOUSEHOLD PRODUCTS – 1.5%
Church & Dwight Co., Inc.	41,500	2,732,775

INTERNET – 2.8%
*F5 Networks, Inc.	28,000	3,295,600
*Sourcefire, Inc.	82,825	1,953,842
TOTAL INTERNET		$5,249,442

IRON/STEEL – 0.8%
Cliffs Natural Resources, Inc.	22,450	1,463,740

MACHINERY – 6.3%
*Babcock & Wilcox Co.	43,153	984,751
Cummins, Inc.	41,000	3,612,100
Graco, Inc.	45,561	1,567,754
Joy Global, Inc.	40,400	2,866,380
Rockwell Automation, Inc.	45,350	2,828,480
TOTAL MACHINERY		$11,859,465

MEDIA – 1.9%
CBS Corp., Non-Voting	210,700	3,567,151

METAL FABRICATE/HARDWARE – 1.9%
Precision Castparts Corp.	26,210	3,579,762

MISCELLANEOUS MANUFACTURING – 0.0%**
Harsco Corp.	1,969	45,641

OIL & GAS – 3.6%
Cabot Oil & Gas Corp.	66,900	1,938,762
Noble Energy, Inc.	40,635	3,310,940
*Southwestern Energy Co.	44,754	1,514,923
TOTAL OIL & GAS		$6,764,625

(MTB Mid Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Growth Fund (continued)

Description	Number of Shares	Value

OIL & GAS SERVICES – 3.5%
*Cameron International Corp.	51,500	$2,253,125
*FMC Technologies, Inc.	34,100	2,458,610
Lufkin Industries, Inc.	38,100	1,861,185
TOTAL OIL & GAS SERVICES		$6,572,920

PACKAGING & CONTAINERS – 1.5%
*Crown Holdings, Inc.	85,500	2,752,245

PHARMACEUTICALS – 5.4%
*,12Auxilium Pharmaceuticals, Inc.	72,575	1,796,231
*Express Scripts, Inc.	39,252	1,904,507
Herbalife Ltd.	40,500	2,586,330
*MAP Pharmaceuticals, Inc.	83,500	1,271,705
Perrigo Co.	39,824	2,623,605
TOTAL PHARMACEUTICALS		$10,182,378

REAL ESTATE INVESTMENT TRUSTS (REIT) – 2.0%
*CB Richard Ellis Group, Inc.	207,400	3,805,790

RETAIL – 13.0%
Brinker International, Inc.	3,200	59,328
*DineEquity, Inc.	60,375	2,683,669
*,12GameStop Corp.	133,444	2,623,509
*Lululemon Athletica, Inc.	71,900	3,186,608
Nordstrom, Inc.	2,500	96,275
*Panera Bread Co.	33,600	3,007,536
Phillips-Van Heusen Corp.	61,500	3,772,410
Ross Stores, Inc.	43,500	2,566,065
Tiffany & Co.	31,600	1,674,800
TJX Cos., Inc.	47,600	2,184,364
*Urban Outfitters, Inc.	85,825	2,640,835
TOTAL RETAIL		$24,495,399

SEMICONDUCTORS – 6.0%
Altera Corp.	120,500	3,760,805
*Atmel Corp.	252,100	2,233,606
Broadcom Corp.	39,100	1,592,934
*Lam Research Corp.	50,700	2,321,553
*MKS Instruments, Inc.	62,300	1,286,495
TOTAL SEMICONDUCTORS		$11,195,393

SOFTWARE – 7.0%
*Allscripts Healthcare Solutions, Inc.	89,800	1,714,282
*ANSYS, Inc.	81,432	3,684,798
*Autodesk, Inc.	80,857	2,925,406
*Cerner Corp.	21,363	1,876,313
*Citrix Systems, Inc.	18,800	1,204,516
*Salesforce.Com, Inc.	15,100	1,752,657
TOTAL SOFTWARE		$13,157,972

Description	Number of Shares	Value

TELECOMMUNICATIONS – 4.6%
ADTRAN, Inc.	73,925	$2,385,560
*Atheros Communications, Inc.	86,300	2,678,752
Harris Corp.	16,961	766,467
*RF Micro Devices, Inc.	384,800	2,805,192
TOTAL TELECOMMUNICATIONS		$8,635,971

TRANSPORTATION – 3.2%
CH Robinson Worldwide, Inc.	40,542	2,857,400
Expeditors International of Washington, Inc.	63,638	3,141,172
TOTAL TRANSPORTATION		$5,998,572
TOTAL COMMON STOCKS (COST $131,352,228)		$186,966,604

WARRANT – 0.0%**

BANKS – 0.0%**
*,11Washington Mutual, Inc., Expires 12/26/50	9,300	$4,557
TOTAL WARRANT (COST $0)		$4,557

MONEY MARKET FUND – 0.4%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	730,585	$730,585
TOTAL MONEY MARKET FUND (COST $730,585)		$730,585
TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $132,082,813)		$187,701,746

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.1%

REPURCHASE AGREEMENTS – 5.1%
Bank of America LLC, 0.24%, dated 10/29/10, due 11/01/10, repurchase price $6,818,536, collateralized by U.S. Government Securities 2.55% to 6.01%, maturing 01/01/21 to 11/01/40; total market value of $6,954,768.	$6,818,400	6,818,400
RBS Securities, Inc., 0.23%, dated 10/29/10, due 11/01/10, repurchase price $2,722,632, collateralized by U.S. Government Securities 0.38% to 7.25%, maturing 11/15/10 to 11/15/30; total market value of $2,777,081.	2,722,580	2,722,580
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,540,980)		$9,540,980
TOTAL INVESTMENTS – 105.1% (COST $141,623,793)		$197,242,726
COLLATERAL FOR SECURITIES ON LOAN – (5.1%)		(9,540,980)
OTHER ASSETS LESS LIABILITIES – 0.0%**		31,452
TOTAL NET ASSETS – 100.0%		$187,733,198

(MTB Mid Cap Growth Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

MTB Mid Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $55,618,933. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $59,907,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,288,736.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$186,966,604	$—	$—	$186,966,604
Warrant	4,557	—	—	4,557
Money Market Fund	730,585	—	—	730,585
Repurchase Agreements	—	9,540,980	—	9,540,980

Total	$187,701,746	$9,540,980	$—	$197,242,726

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

58

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Retail	13.6%
Telecommunications	7.3%
Airlines	5.5%
Internet	4.7%
Commercial Services	4.6%
Software	4.3%
Auto Parts & Equipment	4.2%
Entertainment	3.5%
Oil & Gas	3.4%
Semiconductors	3.2%
Apparel	3.1%
Diversified Financial Services	3.1%
Machinery-Diversified	3.1%
Computers	3.0%
Chemicals	2.9%
Pharmaceuticals	2.9%
Biotechnology	2.5%
Leisure Time	2.5%
Metal Fabricate/Hardware	2.0%
Electronics	1.9%
Transportation	1.9%
Healthcare-Products	1.8%
Hand/Machine Tools	1.7%
Oil & Gas Services	1.7%
Aerospace & Defense	1.4%
Coal	1.3%
Auto Manufacturers	1.2%
Hotels, Restaurants & Leisure	1.1%
Metals & Mining	1.1%
Iron/Steel	0.8%
Miscellaneous Manufacturing	0.8%
Trucking and Leasing	0.7%
Environmental Control	0.6%
Healthcare Providers & Services	0.5%
Cash Equivalents[1]	6.4%
Other Assets and Liabilities – Net[2]	(4.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Small Cap Growth Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 97.9%

AEROSPACE & DEFENSE – 1.4%
[12]Triumph Group, Inc.	26,500	$2,215,135

AIRLINES – 5.5%
*AMR Corp.	350,000	2,758,000
*Jetblue Airways Corp.	374,000	2,610,520
*US Airways Group, Inc.	300,000	3,537,000
TOTAL AIRLINES		$8,905,520

APPAREL – 3.1%
*Deckers Outdoor Corp.	20,500	1,191,050
*Iconix Brand Group, Inc.	56,000	980,000
*Maidenform Brands, Inc.	30,000	802,800
*Under Armour, Inc.	21,000	980,280
*Warnaco Group, Inc.	20,000	1,062,200
TOTAL APPAREL		$5,016,330

AUTO MANUFACTURERS – 1.2%
*,12Wabash National Corp.	250,100	2,015,806

AUTO PARTS & EQUIPMENT – 4.2%
*ArvinMeritor, Inc.	103,000	1,707,740
*Commercial Vehicle Group, Inc.	62,500	839,375
*,12Dana Holding Corp.	108,000	1,528,200
*,12Tenneco, Inc.	45,500	1,484,210
*Westport Innovations, Inc.	72,000	1,304,640
TOTAL AUTO PARTS & EQUIPMENT		$6,864,165

BIOTECHNOLOGY – 2.5%
*Alexion Pharmaceuticals, Inc.	23,800	1,625,540
*Human Genome Sciences, Inc.	31,000	833,280
*,12Incyte Corp. Ltd.	99,000	1,649,340
TOTAL BIOTECHNOLOGY		$4,108,160

CHEMICALS – 2.9%
CF Industries Holdings, Inc.	14,300	1,752,179
*,12Intrepid Potash, Inc.	25,000	858,250
*Rockwood Holdings, Inc.	24,000	814,080
*,12Solutia, Inc.	71,000	1,285,810
TOTAL CHEMICALS		$4,710,319

COAL – 1.3%
*Grande Cache Coal Corp.	159,000	1,085,191
*Western Coal Corp.	161,500	1,092,607
TOTAL COAL		$2,177,798

COMMERCIAL SERVICES – 4.6%
*Coinstar, Inc.	21,700	1,249,486
*,12Consolidated Graphics, Inc.	12,900	600,495
*Firstservice Corp.	46,300	1,203,800

Description	Number of Shares	Value

*Hertz Global Holdings, Inc.	178,000	$2,014,960
Monro Muffler Brake, Inc.	33,500	1,599,290
*,12SuccessFactors, Inc.	29,500	800,040
TOTAL COMMERCIAL SERVICES		$7,468,071

COMPUTERS – 3.0%
*Fortinet, Inc.	26,000	780,000
*NCR Corp.	139,000	1,907,080
*Radiant Systems, Inc.	42,000	819,420
*Riverbed Technology, Inc.	11,000	632,940
*Silicon Graphics International Corp.	97,700	739,589
TOTAL COMPUTERS		$4,879,029

DIVERSIFIED FINANCIAL SERVICES – 3.1%
*Affiliated Managers Group, Inc.	15,500	1,326,955
[12]Cohen & Steers, Inc.	85,500	2,143,485
[12]Evercore Partners, Inc.	50,500	1,533,180
TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,003,620

ELECTRONICS – 1.9%
*Newport Corp.	113,000	1,641,890
Woodward Governor Co.	44,500	1,394,630
TOTAL ELECTRONICS		$3,036,520

ENTERTAINMENT – 3.5%
[12]Cinemark Holdings, Inc.	82,000	1,439,100
*Penn National Gaming, Inc.	73,000	2,427,980
*,12Pinnacle Entertainment, Inc.	137,000	1,753,600
TOTAL ENTERTAINMENT		$5,620,680

ENVIRONMENTAL CONTROL – 0.6%
*Darling International, Inc.	92,500	925,925

HAND/MACHINE TOOLS – 1.7%
Baldor Electric Co.	21,500	903,430
[12]Kennametal, Inc.	56,000	1,911,840
TOTAL HAND/MACHINE TOOLS		$2,815,270

HEALTHCARE PROVIDERS & SERVICES – 0.5%
*Coventry Health Care, Inc.	35,000	819,700

HEALTHCARE-PRODUCTS – 1.8%
*,12Sirona Dental Systems, Inc.	51,500	1,938,975
*Volcano Corp.	42,000	1,025,640
TOTAL HEALTHCARE-PRODUCTS		$2,964,615

HOTELS, RESTAURANTS & LEISURE – 1.1%
*Morgans Hotel Group Co.	29,325	236,653
Wyndham Worldwide Corp.	55,500	1,595,625
TOTAL HOTELS, RESTAURANTS & LEISURE		$1,832,278

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

60	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Value

INTERNET – 4.7%
*GSI Commerce, Inc.	92,900	$2,268,618
*,12Limelight Networks, Inc.	175,000	1,186,500
*,12Sourcefire, Inc.	30,900	728,931
*Tibco Software, Inc.	75,000	1,441,500
United Online, Inc.	134,000	828,120
*Valueclick, Inc.	88,000	1,210,880
TOTAL INTERNET		$7,664,549

IRON/STEEL – 0.8%
*Consolidated Thompson Iron Mines Ltd.	134,500	1,302,931

LEISURE TIME – 2.5%
*,12Life Time Fitness, Inc.	46,000	1,661,980
Polaris Industries, Inc.	33,000	2,345,970
TOTAL LEISURE TIME		$4,007,950

MACHINERY-DIVERSIFIED – 3.1%
[12]Bucyrus International, Inc.	27,000	1,840,320
[12]Gardner Denver, Inc.	29,800	1,723,036
[12]Nordson Corp.	18,000	1,404,360
TOTAL MACHINERY-DIVERSIFIED		$4,967,716

METAL FABRICATE/HARDWARE – 2.0%
*,12Ladish Co., Inc.	56,400	1,804,236
[12]Sun Hydraulics Corp.	45,000	1,398,150
TOTAL METAL FABRICATE/HARDWARE		$3,202,386

METALS & MINING – 1.1%
*Allied Nevada Gold Corp.	42,000	1,036,560
*Hecla Mining Co.	120,000	826,800
TOTAL METALS & MINING		$1,863,360

MISCELLANEOUS MANUFACTURING – 0.8%
*Hexcel Corp.	75,000	1,332,750

OIL & GAS – 3.4%
*Energy Xxi Bermuda Ltd.	65,000	1,413,100
*,12McMoRan Exploration Co.	118,500	1,995,540
*,12Northern Oil And Gas, Inc.	66,500	1,308,720
Patterson-UTI Energy, Inc.	41,500	805,515
TOTAL OIL & GAS		$5,522,875

OIL & GAS SERVICES – 1.7%
Calfrac Well Services Ltd.	32,000	804,471
*,12Complete Production Services, Inc.	24,500	574,035
*,12Dril-Quip, Inc.	12,000	829,200
Rpc, Inc.	27,500	605,275
TOTAL OIL & GAS SERVICES		$2,812,981

Description	Number of Shares	Value

PHARMACEUTICALS – 2.9%
*,12Isis Pharmaceuticals, Inc.	54,000	$493,560
*MAP Pharmaceuticals, Inc.	91,700	1,396,591
*,[12]Nektar Therapeutics	90,000	1,311,300
*Salix Pharmaceuticals Ltd.	38,500	1,456,455
TOTAL PHARMACEUTICALS		$4,657,906

RETAIL – 13.6%
*AnnTaylor Stores Corp.	45,000	1,048,500
*Buffalo Wild Wings, Inc.	44,900	2,111,647
*Cheesecake Factory, Inc.	29,000	844,480
Cracker Barrel Old Country Store, Inc.	26,000	1,401,140
* DineEquity, Inc.	39,000	1,733,550
*,12Domino’s Pizza, Inc.	93,500	1,387,540
*,12First Cash Financial Services, Inc.	53,900	1,566,873
*Hsn, Inc.	26,000	778,440
*Jo-Ann Stores, Inc.	19,000	821,750
MSC Industrial Direct Co.	29,000	1,651,260
*OfficeMax, Inc.	79,900	1,414,230
*Panera Bread Co.	18,500	1,655,935
Phillips-Van Heusen Corp.	16,000	981,440
*Texas Roadhouse, Inc.	64,000	983,040
Tractor Supply Co.	41,000	1,623,600
*,12Ulta Salon Cosmetics & Fragrance, Inc.	69,000	2,117,610
TOTAL RETAIL		$22,121,035

SEMICONDUCTORS – 3.2%
*Anadigics, Inc.	114,000	771,780
* Mattson Technology, Inc.	480,500	1,225,275
*Omnivision Technologies, Inc.	84,500	2,292,485
*,12TriQuint Semiconductor, Inc.	87,000	896,100
TOTAL SEMICONDUCTORS		$5,185,640

SOFTWARE – 4.3%
*,12CommVault Systems, Inc.	23,700	685,641
[12]Opnet Technologies, Inc.	33,200	654,372
*Parametric Technology Corp.	108,300	2,325,201
*Radware Ltd.	39,000	1,379,430
*Verifone Systems, Inc.	57,000	1,928,310
TOTAL SOFTWARE		$6,972,954

TELECOMMUNICATIONS – 7.3%
ADTRAN, Inc.	41,000	1,323,070
*Allot Communications Ltd.	121,300	883,064
*Aruba Networks, Inc.	56,000	1,226,960
*,12Finisar Corp.	60,000	1,020,600
*Neutral Tandem, Inc.	80,000	1,169,600
*Oclaro, Inc.	123,500	1,038,635
*RF Micro Devices, Inc.	238,000	1,735,020

(MTB Small Cap Growth Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	61

MTB Small Cap Growth Fund (concluded)

Description	Number of Shares	Value

*,12SAVVIS, Inc.	82,600	$1,981,574
*Syniverse Holdings, Inc.	25,000	762,250
*Vonage Holdings Corp.	251,500	641,325
TOTAL TELECOMMUNICATIONS		$11,782,098

TRANSPORTATION – 1.9%
*Celadon Group, Inc.	61,500	797,655
*,[12]Echo Global Logistics, Inc.	64,000	908,800
* Kansas City Southern	31,000	1,358,420
TOTAL TRANSPORTATION		$3,064,875

TRUCKING AND LEASING – 0.7%
*Greenbrier Cos., Inc.	63,500	1,155,700
TOTAL COMMON STOCKS (COST $140,381,873)		$158,996,647

MONEY MARKET FUNDS- 0.3%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.16%	278,265	278,265
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	271,933	271,933
TOTAL MONEY MARKET FUNDS (COST $550,198)		$550,198
TOTAL INVESTMENTS IN SECURITIES – 98.2% (COST $140,932,071)		$159,546,845

	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 6.1%

REPURCHASE AGREEMENTS – 6.1%
BNP Paribas Securities Corp., 0.23%, dated 10/29/10, due 11/01/10, repurchase price $2,484,048, collateralized by U.S. Government Securities 4.00% to 5.50%, maturing11/01/19 to 11/01/40; total market value of $2,533,680.	$2,484,000	2,484,000
RBS Securities, Inc., 0.24%, dated 10/29/10, due 11/01/10, repurchase price $7,410,148, collateralized by U.S. Government Securities 3.50% to 8.00%, maturing 03/01/12 to 11/01/40; total market value of $7,558,217.	7,410,000	7,410,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,894,000)		$9,894,000
TOTAL INVESTMENTS – 104.3% (COST $150,826,071)		$169,440,845
COLLATERAL FOR SECURITIES ON LOAN – (6.1%)		(9,894,000)
OTHER ASSETS LESS LIABILITIES – 1.8%		2,919,680
TOTAL NET ASSETS – 100.0%		$162,466,525

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $18,614,774. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $20,215,423 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,600,649.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$158,996,647	$—	$—	$158,996,647
Money Market Funds	550,198	—	—	550,198
Repurchase Agreements	—	9,894,000	—	9,894,000

Total	$159,546,845	$9,894,000	$—	$169,440,845

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

62

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Stocks	Percentage of Total Net Assets
Banks	12.5%
Oil & Gas	9.1%
Telecommunications	7.0%
Pharmaceuticals	6.6%
Metals & Mining	6.4%
Insurance	6.3%
Chemicals	5.5%
Food	2.8%
Diversified Financial Services	2.7%
Internet	2.4%
Computers	2.1%
Electric	1.9%
Retail	1.8%
Commercial Services	1.5%
Media	1.4%
Semiconductors	1.4%
Engineering & Construction	1.4%
Iron/Steel	1.4%
Distribution/Wholesale	1.3%
Real Estate Management & Development	1.3%
Aerospace & Defense	1.3%
Beverages	1.2%
Software	1.2%
Electronics	1.1%
Healthcare-Products	1.1%
Machinery	1.1%
Hand/Machine Tools	1.0%
Holding Companies-Diversified	1.0%
Electrical Components & Equipment	0.9%
Real Estate	0.9%
Transportation	0.9%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.8%
Investment Companies	0.8%
Water	0.8%
Advertising	0.8%
Apparel	0.7%
Household Products	0.7%
Cosmetics/Personal Care	0.7%
Hotels, Restaurants & Leisure	0.7%
Tobacco	0.7%
Oil & Gas Services	0.4%

(MTB International Equity Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	63

MTB International Equity Fund (continued)

Stocks	Percentage of Total Net Assets
Office/Business Equipment	0.4%
Biotechnology	0.3%
Coal	0.3%
Entertainment	0.3%
Energy-Alternate Sources	0.2%
Miscellaneous Manufacturing	0.2%
Shipbuilding	0.2%
Agriculture	0.1%
Building Materials	0.1%
Home Furnishings	0.1%
Leisure Time	0.1%
Cash Equivalents[1]	5.3%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 96.5%

AUSTRALIA – 4.3%
BHP Billiton Ltd.	26,951	$1,106,678
Bradken Ltd.	11,400	91,456
Challenger Financial Services Group Ltd.	80,400	362,276
CSL Ltd.	19,192	617,186
Downer Edi Ltd.	51,000	253,281
Goodman Fielder Ltd.	271,900	395,513
Macquarie Group Ltd.	21,009	744,971
Metcash Ltd.	75,000	321,047
Newcrest Mining Ltd.	25,093	982,208
OneSteel Ltd.	100,900	266,858
*Paladin Energy Ltd.	397,900	1,598,023
Rio Tinto Ltd.	13,338	1,080,361
*Sigma Pharmaceuticals Ltd.	514,667	226,863
Suncorp-Metway Ltd.	57,500	518,180
Tabcorp Holdings Ltd.	84,778	612,865
TOTAL AUSTRALIA		$9,177,766

AUSTRIA – 0.3%
OMV AG	9,900	369,894
Voestalpine AG	8,100	321,130
TOTAL AUSTRIA		$691,024

BELGIUM – 0.7%
Anheuser-Busch InBev NV	15,235	954,931

Description	Number of Shares	Value

Delhaize Group SA	3,400	$237,506
*KBC Groep NV	8,500	369,758
TOTAL BELGIUM		$1,562,195

BRAZIL – 2.6%
Banco do Estado do Rio Grande do Sul	58,300	640,844
*Brasil Telecom SA	3,870	36,258
Centrais Eletricas Brasileiras SA ADR	9,400	131,318
Cia de Saneamento Basico do Estado de Sao Paulo	3,100	70,175
[12]Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	165,456
EDP – Energias do Brasil SA	19,900	436,552
*Hypermarcas SA	85,200	1,403,046
Petroleo Brasileiro SA ADR	46,012	1,569,929
Vale SA SP ADR	37,241	1,196,926
TOTAL BRAZIL		$5,650,504

CANADA – 3.8%
Alimentation Couche Tard, Inc.	22,200	527,193
Atco Ltd.	4,300	219,870
Bank of Nova Scotia	14,519	776,912
BCE, Inc.	12,810	429,679
Cameco Corp.	38,849	1,202,765
Canadian Imperial Bank of Commerce	4,700	360,507
Dorel Industries, Inc.	8,700	293,270
Empire Co. Ltd.	6,200	354,833

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Value

Fairfax Financial Holdings Ltd.	1,000	$409,050
Laurentian Bank of Canada	11,300	490,269
Manulife Financial Corp.	56,578	718,541
Metro, Inc.	6,900	316,619
National Bank of Canada	11,500	756,932
*RONA, Inc.	23,600	300,814
Suncor Energy, Inc.	28,188	902,298
TOTAL CANADA		$8,059,552

CHILE – 0.4%
Sociedad Quimica y Minera de Chile SA ADR	15,307	792,903

CHINA – 5.5%
[12]Agile Property Holdings Ltd.	774,000	1,018,520
Bank of China Ltd.	1,367,000	818,304
China Communications Construction Co. Ltd.	767,000	733,233
[12]China Merchants Bank Co. Ltd.	230,500	654,217
China Petroleum & Chemical Corp.	674,000	635,632
*,12Chongqing Iron & Steel Co. Ltd.	910,000	255,933
Industrial & Commercial Bank of China	2,753,000	2,216,251
*New Oriental Education & Technology Group ADR	9,014	967,833
PetroChina Co. Ltd.	832,000	1,015,413
PetroChina Co. Ltd. ADR	500	61,475
Tencent Holdings Ltd.	110,700	2,534,979
Yanzhou Coal Mining Co. Ltd.	234,000	673,208
Zhejiang Expressway Co. Ltd.	284,000	286,153
TOTAL CHINA		$11,871,151

DENMARK – 0.8%
*Danske Bank A/S	6,600	175,529
H Lundbeck A/S	18,200	363,450
Novo-Nordisk A/S	7,088	746,091
*Vestas Wind Systems A/S	16,455	525,150
TOTAL DENMARK		$1,810,220

FRANCE – 7.3%
AXA SA	50,488	919,126
BNP Paribas	15,882	1,161,601
[6,7]BNP Paribas	986	72,116
Casino Guichard Perrachon SA	3,700	347,604
[12]Credit Agricole SA	13,000	213,051
12EDF SA	14,316	656,035
Iliad SA	8,761	986,464
12LVMH Moet Hennessy Louis Vuitton SA	10,300	1,614,191
Publicis Groupe SA	32,900	1,638,841
Rallye SA	4,600	179,425
Sanofi-Aventis SA	35,000	2,444,432
SCOR SE	11,600	285,282
Societe Generale	1,500	89,824

Description	Number of Shares	Value

Suez Environnement Co.	75,587	$1,477,570
Thales SA	7,200	293,566
[12]Total SA	14,300	777,107
Total SA ADR	12,185	663,839
[12]Vinci SA	22,600	1,207,237
Vivendi SA	25,200	718,833
TOTAL FRANCE		$15,746,144

GERMANY – 5.3%
Adidas AG	13,364	871,788
[12]Aixtron AG	24,475	798,812
Allianz SE	4,700	588,996
BASF SE	4,900	356,542
Bayer AG	22,391	1,671,012
Bayerische Motoren Werke AG	11,795	845,607
Deutsche Bank AG	4,900	282,479
Deutsche Boerse AG	28,091	1,976,758
E.ON AG	17,600	551,156
Muenchener Rueckversicherungs AG	11,711	1,831,245
RWE AG	4,300	308,216
Thyssenkrupp AG	7,200	264,956
Wacker Chemie AG	5,018	1,035,392
TOTAL GERMANY		$11,382,959

GREECE – 0.1%
Hellenic Petroleum SA	17,400	139,493

GUERNSEY – 0.7%
Resolution Ltd.	354,897	1,489,353

HONG KONG – 3.8%
BOC Hong Kong Holdings Ltd.	517,000	1,620,784
China Resources Land Ltd.	374,000	737,264
Esprit Holdings Ltd.	132,371	712,980
Kingboard Chemical Holdings Ltd.	121,000	588,512
LI & Fung Ltd.	140,000	739,623
Sjm Holdings Ltd.	945,000	1,404,470
Sun Hung Kai Properties Ltd.	99,000	1,696,139
VTech Holdings Ltd.	56,000	582,667
TOTAL HONG KONG		$8,082,439

HUNGARY – 0.2%
Egis Gyogyszergyar Nyrt	3,600	422,988

INDIA – 1.3%
HDFC Bank Ltd. ADR	5,006	865,838
Niko Resources Ltd.	15,350	1,464,413
Patni Computer Systems Ltd. ADR	7,600	158,688
[12]Tata Motors Ltd. ADR	9,800	275,576
TOTAL INDIA		$2,764,515

(MTB International Equity Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	65

MTB International Equity Fund (continued)

Description	Number of Shares	Value

IRELAND – 0.2%
DCC PLC	13,500	$390,068
*Irish Life & Permanent Group Holdings PLC	38,000	80,391
TOTAL IRELAND		$470,459

ISRAEL – 1.3%
Discount Investment Corp.	10,300	235,437
Israel Chemicals Ltd.	114,399	1,749,576
Teva Pharmaceutical Industries Ltd. ADR	13,282	689,336
TOTAL ISRAEL		$2,674,349

ITALY – 1.0%
Banco Popolare SC	12,600	67,736
Enel SpA	53,600	306,050
ENI SpA	34,900	786,415
Finmeccanica SpA	7,700	107,491
Milano Assicurazioni SpA	19,800	42,797
Saipem SpA	18,759	833,658
TOTAL ITALY		$2,144,147

JAPAN – 14.5%
Astellas Pharma, Inc.	6,600	245,562
Brother Industries Ltd.	27,900	356,421
Canon, Inc.	16,500	762,769
Central Glass Co. Ltd.	17,000	73,307
Circle K Sunkus Co. Ltd.	11,300	160,365
Daito Trust Construction Co. Ltd.	22,800	1,377,010
Disco Corp.	23,100	1,339,151
Eizo Nanao Corp.	12,300	250,524
Fanuc Ltd.	8,300	1,201,628
Fast Retailing Co. Ltd.	4,400	575,767
Fujitsu Ltd.	207,000	1,414,813
Geo Corp.	300	316,143
Hitachi Capital Corp.	10,200	135,882
Hitachi Metals Ltd.	132,000	1,504,213
ITOCHU Corp.	35,000	307,071
ITOCHU Techno-Solutions Corp.	9,500	324,065
Jupiter Telecommunications Co. Ltd.	1,400	1,515,347
JX Holdings, Inc.	58,315	342,774
KDDI Corp.	60	323,226
Keyence Corp.	6,500	1,611,470
Konami Corp.	2,500	44,054
Konica Minolta Holdings, Inc.	20,500	198,708
Kose Corp.	3,400	81,504
Kyowa Exeo Corp.	26,500	233,485
Marubeni Corp.	65,000	408,724
Ministop Co., Ltd.	9,600	142,085
Miraca Holdings, Inc.	10,100	363,485
Mitsubishi Corp.	6,600	158,705

Description	Number of Shares	Value

Mizuho Financial Group, Inc.	204,000	$296,607
NGK Insulators Ltd.	35,000	530,198
Nidec Corp.	15,800	1,562,918
Nihon Kohden Corp.	17,200	327,242
Nippon Telegraph & Telephone Corp.	10,000	454,207
NOF Corp.	80,000	368,833
NTT DoCoMo, Inc.	1,258	2,118,292
Rakuten, Inc.	1,900	1,463,900
Sankyu, Inc.	70,000	294,023
Secom Co. Ltd.	27,600	1,253,610
Shin-Etsu Chemical Co. Ltd.	11,000	557,040
Shinmaywa Industries Ltd.	24,000	83,509
SMC Corp.	5,400	825,401
Sony Financial Holdings, Inc.	263	915,124
Sumitomo Corp.	63,400	803,629
Sumitomo Mitsui Financial Group, Inc.	10,000	299,739
Sumitomo Trust & Banking Co. Ltd.	25,000	137,008
Takeda Pharmaceutical Co. Ltd.	13,100	613,732
Toyo Tire & Rubber Co. Ltd.	147,000	303,243
Toyota Motor Corp.	21,500	763,868
Unicharm Corp.	36,900	1,410,060
Yokohama Rubber Co. Ltd.	19,100	95,654
TOTAL JAPAN		$31,246,095

LUXEMBOURG – 1.3%
Millicom International Cellular SA	11,682	1,105,117
SES SA	62,200	1,594,195
TOTAL LUXEMBOURG		$2,699,312

MEXICO – 0.6%
Alfa SAB de CV	37,000	308,693
Telefonos de Mexico SAB de CV	142,000	110,053
Wal-Mart de Mexico SAB de CV ADR	28,468	780,308
TOTAL MEXICO		$1,199,054

NETHERLANDS – 3.3%
*Aegon NV	36,800	233,249
Heineken NV	28,800	1,459,862
*ING Groep NV	20,500	218,841
Koninklijke DSM NV	11,800	630,984
Koninklijke Vopak NV	34,000	1,700,733
Royal Dutch Shell PLC	45,900	1,469,862
Unilever NV	45,200	1,340,291
TOTAL NETHERLANDS		$7,053,822

NORWAY – 1.7%
Statoil ASA	12,070	263,592
Telenor ASA	93,400	1,506,272
Yara International ASA	34,359	1,806,948
TOTAL NORWAY		$3,576,812

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

66	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Value

PAPUA NEW GUINEA – 0.7%
Oil Search Ltd.	241,015	$1,506,226

POLAND – 0.1%
Telekomunikacja Polska SA	49,900	317,756

PORTUGAL – 0.0%**
Banco Espirito Santo SA	16,030	79,649

RUSSIA – 1.0%
Gazprom OAO ADR	29,077	637,368
Magnitogorsk Iron & Steel Works GDR	34,045	425,562
MMC Norilsk Nickel ADR	32,100	598,665
Mobile Telesystems OJSC ADR	25,000	541,250
TOTAL RUSSIA		$2,202,845

SINGAPORE – 1.4%
DBS Group Holdings Ltd.	144,000	1,546,473
MobileOne Ltd.	102,900	176,495
Olam International Ltd.	559,000	1,351,827
TOTAL SINGAPORE		$3,074,795

SOUTH AFRICA – 0.3%
Astral Foods Ltd.	16,800	267,889
Nedbank Group Ltd.	21,637	404,694
Telkom SA Ltd.	12,300	63,581
TOTAL SOUTH AFRICA		$736,164

SOUTH KOREA – 2.3%
Busan Bank	32,200	400,622
Daegu Bank Ltd.	24,300	318,529
Daishin Securities Co. Ltd.	12,200	166,967
Halla Climate Control Corp.	22,200	412,335
Hyundai Mipo Dockyard	2,200	367,563
Hyundai Mobis	4,300	1,069,984
Korea Exchange Bank	49,200	585,896
KT Corp.	3,100	122,319
Samsung Electronics Co. Ltd.	440	291,313
[6,7]Samsung Electronics Co. Ltd. GDR	2,652	877,911
SK Telecom Co. Ltd.	1,400	212,131
TOTAL SOUTH KOREA		$4,825,570

SPAIN – 2.2%
Banco Bilbao Vizcaya Argentaria SA	9,348	122,950
Banco Santander SA	123,405	1,585,480
[12]Grifols SA	104,500	1,692,240
Repsol YPF SA	23,700	657,243
[12]Telefonica SA	21,400	577,823
TOTAL SPAIN		$4,635,736

SWEDEN – 1.7%
Atlas Copco AB	46,994	982,142
Boliden AB	33,900	575,518

Description	Number of Shares	Value

Saab AB	26,100	$407,932
Telefonaktiebolaget LM Ericsson	19,700	216,475
TeliaSonera AB	174,390	1,455,502
TOTAL SWEDEN		$3,637,569

SWITZERLAND – 6.6%
*ABB Ltd.	29,907	619,384
Baloise Holding AG	3,500	323,485
CIE Financiere Richemont SA	12,049	600,950
*Clariant AG	19,000	321,284
Credit Suisse Group AG	18,679	771,608
Helvetia Holding AG	800	281,896
Julius Baer Group Ltd.	44,509	1,878,872
*,12Logitech International SA	46,099	866,200
Nestle SA	13,538	741,526
Novartis AG	21,018	1,218,513
Roche Holding AG	4,965	729,071
Swiss Reinsurance Co. Ltd.	7,500	360,500
Swisscom AG	368	153,737
Syngenta AG	5,617	1,553,729
*UBS AG	93,700	1,586,344
Zurich Financial Services AG	8,849	2,166,276
TOTAL SWITZERLAND		$14,173,375

TAIWAN – 0.6%
Compal Electronics, Inc.	385,201	490,598
Gigabyte Technology Co. Ltd.	397,000	389,591
Macronix International	623,804	384,002
TOTAL TAIWAN		$1,264,191

THAILAND – 0.4%
Krung Thai Bank PCL	1,462,700	824,537

TURKEY – 1.0%
Cimsa Cimento Sanayi VE Tica	37,700	294,377
Tupras Turkiye Petrol Rafine AS	10,800	289,887
*Turk Sise ve CAM Fabrikalari AS	1	2
Turkiye Garanti Bankasi AS	244,100	1,497,598
TOTAL TURKEY		$2,081,864

UNITED KINGDOM – 17.3%
Admiral Group PLC	51,480	1,344,578
Anglo American PLC	15,546	724,391
ARM Holdings PLC	120,433	701,085
AstraZeneca PLC	18,700	937,727
*Autonomy Corp. PLC	101,238	2,371,650
Aviva PLC	45,500	290,244
BAE Systems PLC	57,500	317,591
Barclays PLC	74,000	325,606
BG Group PLC	133,809	2,606,154

(MTB International Equity Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	67

MTB International Equity Fund (continued)

Description	Number of Shares	Value

BP PLC	289,500	$1,975,213
Brit Insurance Holdings NV	13,625	228,146
British Sky Broadcasting Group PLC	75,383	853,386
BT Group PLC	108,900	268,202
*Centamin Egypt Ltd.	730,300	2,024,450
Computacenter PLC	85,600	502,013
*Cookson Group PLC	18,700	154,315
Dairy Crest Group PLC	13,900	82,498
De La Rue PLC	68,255	697,774
Drax Group PLC	41,300	251,937
GlaxoSmithKline PLC	20,700	404,991
Greene King PLC	36,400	243,919
HSBC Holdings PLC ADR	13,612	709,321
Imperial Tobacco Group PLC	44,800	1,434,995
Kazakhmys PLC	12,600	265,697
Logica PLC	249,300	517,311
Marston’s PLC	92,160	148,707
Old Mutual PLC	45,300	94,290
Petropavlovsk PLC	96,691	1,500,533
*Premier Foods PLC	67,000	18,895
Prudential PLC	268,540	2,713,025
Reckitt Benckiser Group PLC	27,998	1,566,162
*Rolls-Royce Group PLC	157,920	1,638,463
*,10Rolls-Royce Group PLC, Class C	10,106,880	16,195
Shire PLC	71,460	1,684,362
Standard Chartered PLC	79,156	2,290,029
Tesco PLC	119,326	816,150
Thomas Cook Group PLC	70,000	202,907
Tullow Oil PLC	76,911	1,460,382
Vedanta Resources PLC	26,464	879,900
Virgin Media, Inc.	61,800	1,567,578
Vodafone Group PLC	129,100	351,359
TOTAL UNITED KINGDOM		$37,182,131
TOTAL COMMON STOCKS (COST $174,987,901)		$207,249,664

PREFERRED STOCKS – 2.4%

BRAZIL – 1.5%
Banco Industrial E Comercial SA	39,700	367,977
*Brasil Telecom SA	20,466	151,542
*Brasil Telecom SA ADR	7,400	163,170

Description	Number of Shares	Value

Centrais Eletricas Brasileiras SA, Series B	16,900	$273,235
[1,12]Cia Energetica de Minas Gerais	48,752	869,736
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	405,246
Itau Unibanco Banco Multiplo SA ADR	39,379	967,148
TOTAL BRAZIL		$3,198,054

GERMANY - 0.9%
Fresenius SE	21,200	1,900,502
TOTAL PREFERRED STOCKS (COST $3,800,107)		$5,098,556

MONEY MARKET FUND – 0.9%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	2,039,962	2,039,962
TOTAL MONEY MARKET FUND (COST $2,039,962)		$2,039,962

RIGHTS – 0.0%**

UNITED KINGDOM – 0.0%**
*Standard Chartered PLC, Expire 11/5/2010 at $12.80	7,262	61,149
TOTAL RIGHTS (COST $0)		$61,149
TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $180,827,970)		$214,449,331
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.3%

REPURCHASE AGREEMENT – 4.3%
Bank of America LLC, 0.24%, dated 10/29/10, due 11/01/10, repurchase price $9,138,175, collateralized by U.S. Government Securities 2.55% to 6.01%, maturing 01/01/21 to 11/01/40; total market value of $9,320,760.	$9,138,000	9,138,000
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,138,000)		$9,138,000
TOTAL INVESTMENTS – 104.1% (COST $189,965,970)		$223,587,331
COLLATERAL FOR SECURITIES ON LOAN – (4.3%)		(9,138,000)
OTHER ASSETS LESS LIABILITIES – 0.2%		418,962
TOTAL NET ASSETS – 100.0%		$214,868,293

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

68	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $33,621,361. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $43,959,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,338,376.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3(a)	Total

Investments in Securities
Common Stocks	$175,662,928	$31,586,736	$—	$207,249,664
Preferred Stocks	5,098,556	—	—	5,098,556
Money Market Fund	2,039,962	—	—	2,039,962
Rights	61,149	—	—	61,149
Repurchase Agreement	—	9,138,000	—	9,138,000

Total	$182,862,595	$40,724,736	$—	$223,587,331

(a)	At April 30, 2010, the Fund held a security that was fair valued at $0 and classified as a Level 3 security. This security has since been sold and has therefore been removed from Level 3 securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks

Balance as of April 30, 2010	$—
Realized gain (loss)	(169,271)
Change in unrealized appreciation (depreciation)	169,271
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of October 31, 2010	$—

Net change in unrealized appreciation (depreciation) for investments still held as of October 31, 2010.	—

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	69

At October 31, 2010, the MTB International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2010	314,545 Swiss Franc	$317,603	$319,643	$2,040
11/1/2010	34,649 Australian Dollar	33,598	33,940	$342
11/2/2010	245,447 Swiss Franc	249,872	249,425	($447)
11/2/2010	790 Pound Sterling	1,265	1,265	$0
11/3/2010	2,164 Pound Sterling	3,468	3,468	$0
11/3/2010	1,399 Pound Sterling	2,242	2,242	$0
11/3/2010	52,703 Australian Dollar	51,540	51,606	$66
11/3/2010	9,260 Pound Sterling	14,837	14,837	$0
11/3/2010	8,581 Pound Sterling	13,748	13,749	$1
11/3/2010	2,957 Pound Sterling	4,738	4,738	$0
CONTRACTS SOLD
11/1/2010	67,337 Euro	93,787	93,720	$67
11/1/2010	34,318 Australian Dollar	33,598	33,616	($18)
11/1/2010	15,334 Australian Dollar	15,025	15,021	$4
11/1/2010	10,178 Canadian Dollar	9,978	9,979	($1)
11/1/2010	1,611,493 Hong Kong Dollar	207,693	207,901	($208)
11/2/2010	80,539 Pound Sterling	$128,353	$129,052	($699)
11/2/2010	101,938 Japanese Yen	1,265	1,267	($2)
11/3/2010	42,012 Pound Sterling	67,341	67,317	$24
11/3/2010	4,492 Singapore Dollar	3,468	3,471	($3)
11/3/2010	39,798 Czech koruna	2,242	2,249	($7)
11/3/2010	50,740 Swiss Franc	51,541	51,564	($23)
11/3/2010	14,608 Swiss Franc	14,837	14,845	($8)
11/3/2010	33,213 South African Rand	4,738	4,739	($1)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,127

(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)	At October 31, 2010, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB New York Municipal Bond Fund	3,684,531	3.4%
MTB Maryland Municipal Bond Fund	511,642	0.4%
MTB Virginia Municipal Bond Fund	$1,818,313	8.5%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2010, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$14,192,774	9.9%
MTB Pennsylvania Municipal Bond Fund	1,456,657	1.4%
MTB Intermediate-Term Bond Fund	12,111,475	9.1%
MTB Income Fund	20,082,844	10.2%
MTB Strategic Allocation Fund	407,051	0.5%
MTB International Equity Fund	950,027	0.4%

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

70	NOTES TO PORTFOLIOS OF INVESTMENTS

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Broadcom Corp.	10/27/2010	$996,940	$1,002,960
Clorox Company	10/29/2010	1,499,904	1,499,931
Consolidated Edison Co.	10/26/2010	1,499,923	1,499,987
Dolphin Energy Ltd.	07/23/2009	479,650	516,682
General Mills, Inc.	10/22/2010	1,123,613	1,123,700
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	263,940
IBM Corp	10/29/2010	999,905	999,915
MassMutual Global Funding II	06/25/2009	499,610	519,629
MassMutual Global Funding II	04/14/2010	996,820	1,053,846
McCormick & Co Inc	10/22/2010	999,872	999,927
Metropolitan Life Global Funding I	01/06/2010	997,510	1,027,055
Sempra Energy Global Enterprise	10/28/2010	999,825	999,844
Southern Co Funding Corp.	10/29/2010	999,872	999,885
WM Wrigley Jr Co.	06/21/2010	998,970	1,043,063
Xstrata Finance Canada Ltd.	07/27/2009	303,000	311,850
Xstrata Finance Canada Ltd.	01/29/2010	335,570	330,560
			14,192,774	9.9%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,456,657	1.4%
MTB Intermediate-Term Bond Fund
Ally Financial, Inc.	08/09/2010	495,580	542,500
Ally Financial, Inc.	03/10/2010	245,800	275,625
American Tower Trust	04/30/2007	1,000,000	1,104,890
Cantor Fitzgerald LP	10/14/2009	496,540	526,474
Cantor Fitzgerald LP	06/22/2010	996,620	1,034,420
Crown Castle Towers LLC	08/04/2010	1,003,370	1,040,164
Dolphin Energy Ltd.	07/23/2009	719,475	775,022
Harley-Davidson Funding Corp.	11/19/2009	499,195	540,153
Holcim U.S. Finance Sarl & CIE SCS	09/24/2009	493,370	544,431
Hyatt Hotels Corp.	08/10/2009	499,320	568,944
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	263,940
Lloyds TSB Bank PLC	01/05/2010	498,835	536,048
Metropolitan Life Global Funding I	01/06/2010	498,755	513,527
Nabors Industries, Inc.	09/09/2010	248,910	256,552
Qwest Communications International, Inc.	01/07/2010	123,050	132,969
Qwest Communications International, Inc.	01/08/2010	867,344	930,781
Rockies Express Pipeline LLC	03/17/2010	499,555	508,548
Rockies Express Pipeline LLC	03/17/2010	499,115	495,112
Sempra Energy Global Enterprise	10/28/2010	999,825	999,844
WM Wrigley Jr Co.	06/21/2010	499,485	521,531
			12,111,475	9.1%

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	71

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Income Fund
Ally Financial, Inc.	08/09/2010	$495,580	$542,500
Ally Financial, Inc.	03/10/2010	245,800	275,625
American Tower Trust	04/30/2007	1,000,000	1,104,890
ASIF Global Financing XIX	01/08/2003	1,172,807	1,220,531
BAE Systems Holdings, Inc.	06/01/2009	498,255	582,635
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,505,496
Cantor Fitzgerald LP	10/14/2009	496,540	526,474
Cantor Fitzgerald LP	06/22/2010	996,620	1,034,420
Crown Castle Towers LLC	07/29/2010	1,000,000	1,040,164
Crown Castle Towers LLC	08/04/2010	1,003,370	1,040,164
Dolphin Energy Ltd.	07/23/2009	719,475	775,022
FMR LLC	10/28/2009	997,720	986,496
Harley-Davidson Funding Corp.	11/19/2009	499,195	540,153
Holcim U.S. Finance Sarl & CIE SCS	09/24/2009	493,370	544,431
Hyatt Hotels Corp.	08/10/2009	499,320	568,944
LA Arena Funding LLC	04/23/1999	1,486,667	1,559,142
Lloyds TSB Bank PLC	01/05/2010	498,835	536,048
Metropolitan Life Global Funding I	01/06/2010	498,755	513,527
Nabors Industries, Inc.	09/09/2010	248,910	256,552
Petroleum Co of Trinidad & Tobago Ltd.	08/11/2009	148,826	187,725
Petroleum Co of Trinidad & Tobago Ltd.	08/14/2009	886,125	1,063,775
Qwest Communications International, Inc.	01/07/2010	123,050	132,969
Qwest Communications International, Inc.	01/08/2010	867,344	930,781
Rabobank Nederland NV	01/08/2010	499,840	545,118
Rockies Express Pipeline LLC	03/17/2010	499,555	508,548
Rockies Express Pipeline LLC	03/17/2010	499,115	495,112
WM Wrigley Jr Co.	06/21/2010	499,485	521,531
Xstrata Finance Canada Ltd.	11/14/2007	498,435	544,071
			20,082,844	10.2%
MTB Strategic Allocation Fund
Digital Realty Trust LP	06/28/2010	101,656	106,309
FMR LLC	06/28/2010	102,666	98,650
WM Wrigley Jr Co.	06/22/2010	199,934	202,092
			407,051	0.5%
MTB International Equity Fund
BNP Paribas	10/14/2009	58,838	72,116
Samsung Electronics Co. Ltd. GDR	10/28/2005	278,954	352,886
Samsung Electronics Co. Ltd. GDR	10/28/2008	13,862	29,793
Samsung Electronics Co. Ltd. GDR	11/04/2008	6,765	11,255
Samsung Electronics Co. Ltd. GDR	04/17/2009	40,650	59,256
Samsung Electronics Co. Ltd. GDR	05/01/2009	81,759	118,511
Samsung Electronics Co. Ltd. GDR	10/06/2009	108,799	111,891
Samsung Electronics Co. Ltd. GDR	02/03/2010	9,073	8,938
Samsung Electronics Co. Ltd. GDR	02/04/2010	121,702	121,822
Samsung Electronics Co. Ltd. GDR	02/16/2010	13,449	13,572
Samsung Electronics Co. Ltd. GDR	02/19/2010	5,976	5,959
Samsung Electronics Co. Ltd. GDR	05/20/2010	41,066	44,028
			950,027	0.4%

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

72	NOTES TO PORTFOLIOS OF INVESTMENTS

(8)	7-Day net yield.

(9)	Affiliated company. See Note 4 in Notes to Financial Statements.

(10)	All of this security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2010, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$39,983	0.1%
MTB International Equity Fund	16,195	0.0%

(11)	No strike price available due to ongoing litigation.

(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

ARM – Adjustable Rate Mortgage

BANs – Bond Anticipation Notes

CAPMAC – Capital Markets Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Agency

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

FGIC – Financial Guarantee Insurance Company

FSA – Financial Security Assurance Inc.

GDR – Global Depositary Receipt

GO – General Obligation

GTD – Guaranteed

HDA – Housing Development Authority

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDFA – Industrial Development Finance Authority

INS – Insured

LLC – Limited Liability Corporation

LOC – Letter of Credit

LP – Limited Partnership

LT – Limited Tax

MTN – Medium Term Note

PCL – Public Company Limited

PRF – Prerefunded

SONYMA – State of New York Mortgage Agency

TCRS – Transferable Custody Receipts

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance Inc.

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	73

October 31, 2010	MTB Short Duration Government Bond Fund	MTB Short-Term Corporate Bond Fund		MTB U.S. Government Bond Fund		MTB New York Municipal Bond Fund		MTB Pennsylvania Municipal Bond Fund
ASSETS:
Investments, at identified cost	$106,759,805	$155,603,699		$63,480,744		$104,191,780		$98,951,099

Investments in securities, at value (including securities on loan)	108,926,433	157,899,145		68,019,840		108,940,355		104,451,078
Cash	—	—		—		28,205		—
Income receivable	440,875	1,491,695		555,032		1,597,649		1,522,917
Receivable for shares sold	255,593	2,029,107		—		19,342		49,880
Receivable for investments sold	—	1,000,030		485		—		3,465,107
Other assets	27,321	22,984		2,450		2,726		2,961

TOTAL ASSETS	109,650,222	162,442,961		68,577,807		110,588,277		109,491,943

LIABILITIES:
Payable for investments purchased	—	5,178,769		—		—		1,829,150
Collateral for securities on loan	—	13,059,700		3,209,000		—		—
Income distribution payable	220,347	215,897		203,266		344,971		295,868
Payable for shares redeemed	62,769	98,770		19,014		56,996		78,017
Payable for Trustees’ fees	488	488		488		488		488
Payable for distribution services fee	4,442	1,814		1,927		18,366		1,894
Payable for shareholder services fee	92	46		515		391		218
Accrued expenses	25,293	27,385		38,181		31,104		36,788

TOTAL LIABILITIES	313,431	18,582,869		3,472,391		452,316		2,242,423

NET ASSETS	$109,336,791	$143,860,092		$65,105,416		$110,135,961		$107,249,520

NET ASSETS CONSIST OF:
Paid-in capital	$107,752,662	$141,360,083		$63,055,777		$109,254,646		$102,454,583
Undistributed (distributions in excess of) net investment income	(39,361)	(15,480)		2,409		6,901		4,224
Accumulated net realized gain (loss) on investments	(543,138)	220,043		(2,491,866)		(3,874,161)		(709,266)
Net unrealized appreciation (depreciation) of investments	2,166,628	2,295,446		4,539,096		4,748,575		5,499,979

TOTAL NET ASSETS	$109,336,791	$143,860,092		$65,105,416		$110,135,961		$107,249,520

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$14,100,053	$5,853,735		$6,456,948		$39,917,889		$6,615,888

Shares outstanding (unlimited shares authorized)	1,419,882	568,100		645,953		3,843,206		641,818

Net Asset Value per share	$9.93	$10.30		$10.00		$10.39		$10.31

Offering price per share*	$10.11 **	$10.48	**	$10.47	***	$10.88	***	$10.80	***

Class B Shares
Net Assets	$254,483	$166,251		$219,549		$794,400		$611,496

Shares outstanding (unlimited shares authorized)	25,570	16,105		21,943		76,349		59,260

Net Asset Value per share	$9.95	$10.32		$10.01		$10.40		$10.32

Class C Shares
Net Assets	$1,087,961	$309,197		$—		$—		$—

Shares outstanding (unlimited shares authorized)	109,324	29,989		—		—		—

Net Asset Value per share	$9.95	$10.31		$—		$—		$—

Institutional I Shares
Net Assets	$93,894,294	$137,530,909		$58,428,919		$69,423,672		$100,022,136

Shares outstanding (unlimited shares authorized)	9,435,261	13,346,299		5,843,500		6,680,537		9,699,372

Net Asset Value per share	$9.95	$10.30		$10.00		$10.39		$10.31

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/98.25 of net asset value.

***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

74	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2010	MTB Maryland Municipal Bond Fund		MTB Virginia Municipal Bond Fund		MTB Intermediate-Term Bond Fund		MTB Income Fund		MTB Strategic Allocation Fund
ASSETS:
Investments, at identified cost	$120,996,267		$20,225,918		$134,186,808		$193,292,771		$67,646,521

Investments in securities, at value (including securities on loan)	124,896,685		21,353,088		140,214,830		205,771,832		73,051,231	(a)
Cash	—		—		—		—		2,129
Income receivable	1,885,465		318,616		1,106,296		2,067,486		148,603
Receivable for shares sold	276,340		—		35,721		233,497		16,977
Receivable for investments sold	—		—		2,542,927		2,542,927		1,102,603
Other assets	3,911		1,934		25,721		15,605		6,225

TOTAL ASSETS	127,062,401		21,673,638		143,925,495		210,631,347		74,327,768

LIABILITIES:
Payable for investments purchased	—		—		6,556,077		2,726,195		—
Collateral for securities on loan	—		—		3,363,000		9,044,000		—
Income distribution payable	403,713		57,136		392,207		733,945		—
Payable for shares redeemed	1,423		—		70,706		651,996		30,559
Payable for Trustees’ fees	488		488		488		488		488
Payable for distribution services fee	9,588		6,223		3,009		2,259		35,930
Payable for shareholder services fee	1,150		—		746		622		5,429
Accrued expenses	40,870		30,184		30,822		40,447		31,870

TOTAL LIABILITIES	457,232		94,031		10,417,055		13,199,952		104,276

NET ASSETS	$126,605,169		$21,579,607		$133,508,440		$197,431,395		$74,223,492

NET ASSETS CONSIST OF:
Paid-in capital	$122,688,927		$20,438,781		$126,337,778		$181,984,162		$76,689,438
Undistributed (distributions in excess of) net investment income	24,796		1,833		8,053		27,450		(15,908)
Accumulated net realized gain (loss) on investments	(8,972)		11,823		1,134,587		2,940,722		(7,854,748)
Net unrealized appreciation (depreciation) of investments	3,900,418		1,127,170		6,028,022		12,479,061		5,404,710

TOTAL NET ASSETS	$126,605,169		$21,579,607		$133,508,440		$197,431,395		$74,223,492

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$40,119,205		$21,579,607		$7,099,382		$6,116,009		$51,359,272

Shares outstanding (unlimited shares authorized)	3,974,371		1,955,279		649,866		587,086		5,792,238

Net Asset Value per share	$10.09		$11.04		$10.92		$10.42		$8.87

Offering price per share*	$10.57	**	$11.56	**	$11.43	**	$10.91	**	$9.39	***

Class B Shares
Net Assets	$605,262		$—		$250,923		$504,310		$19,855,246

Shares outstanding (unlimited shares authorized)	59,784		—		22,945		49,117		2,315,200

Net Asset Value per share	$10.12		$—		$10.94		$10.27		$8.58

Class C Shares
Net Assets	$—		$—		$1,084,857		$—		$—

Shares outstanding (unlimited shares authorized)	—		—		99,153		—		—

Net Asset Value per share	$—		$—		$10.94		$—		$—

Institutional I Shares
Net Assets	$85,880,702		$—		$125,073,278		$190,811,076		$3,008,974

Shares outstanding (unlimited shares authorized)	8,493,965		—		11,441,577		18,590,545		339,514

Net Asset Value per share	$10.11		$—		$10.93		$10.26		$8.86

(a)	Includes $32,819,115 of investments in affiliated issuers.

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/95.50 of net asset value.

***	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	75

October 31, 2010	MTB Large Cap Value Fund		MTB Large Cap Growth Fund		MTB Mid Cap Growth Fund	MTB Small Cap Growth Fund	MTB International Equity Fund
ASSETS:
Investments, at identified cost	$155,668,232		$105,512,157		$141,623,793	$150,826,071	$189,965,970

Investments in securities, at value (including securities on loan)(a)	164,059,183		130,952,107		197,242,726	169,440,845	223,587,331
Cash	—		—		—	—	78,571
Cash denominated in foreign currencies	—		—		—	—	378,733
Income receivable	67,893		63,917		33,328	57,076	689,913
Receivable for shares sold	101,948		26,825		42,777	37,634	43,792
Receivable for foreign exchange contracts	—		—		—	—	2,544
Receivable for investments sold	—		1,092,650		1,728,161	13,630,213	596,151
Other assets	3,209		8,333		14,812	14,774	4,514

TOTAL ASSETS	164,232,233		132,143,832		199,061,804	183,180,542	225,381,549

LIABILITIES:
Payable to custodian	—		—		—	—	—
Payable for investments purchased	1,044,631		1,418,740		1,643,241	9,723,686	669,512
Collateral for securities on loan	—		4,476,000		9,540,980	9,894,000	9,138,000
Payable for foreign exchange contracts	—		—		—	—	1,417
Payable for shares redeemed	50,885		271,848		46,158	999,431	617,666
Payable for Trustees’ fees	488		488		488	488	488
Payable for distribution services fee	4,479		5,825		10,679	6,926	4,051
Payable for shareholder services fee	20,283		13,468		39,487	18,088	22,301
Accrued expenses	38,764		67,612		47,573	71,398	59,821

TOTAL LIABILITIES	1,159,530		6,253,981		11,328,606	20,714,017	10,513,256

NET ASSETS	$163,072,703		$125,889,851		$187,733,198	$162,466,525	$214,868,293

NET ASSETS CONSIST OF:
Paid-in capital	$184,922,804		$136,786,586		$176,811,270	$224,820,115	$252,530,367
Undistributed (distributions in excess of) net investment income	(86,087)		88,923		(458,785)	(660,673)	3,654,885
Accumulated net realized gain (loss) on investments and foreign currency transactions	(30,154,965)		(36,425,608)		(44,238,220)	(80,307,691)	(74,991,702)
Net unrealized appreciation (depreciation) of investments	8,390,951		25,439,950		55,618,933	18,614,774	33,674,743

TOTAL NET ASSETS	$163,072,703		$125,889,851		$187,733,198	$162,466,525	$214,868,293

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$6,049,844		$19,483,569		$40,657,119	$38,042,845	$7,280,225

Shares outstanding (unlimited shares authorized)	617,672		2,439,212		3,199,993	2,745,464	805,435

Net Asset Value per share	$9.79		$7.99		$12.71	$13.86	$9.04

Offering price per share*	$10.36	**	$8.46	**	$13.45 **	$14.67 **	$9.57	**

Class B Shares
Net Assets	$667,024		$1,194,576		$1,569,958	$1,178,693	$394,108

Shares outstanding (unlimited shares authorized)	69,107		162,237		131,256	93,002	45,929

Net Asset Value per share	$9.65		$7.36		$11.96	$12.67	$8.58

Class C Shares
Net Assets	$—		$—		$—	$276,276	$—

Shares outstanding (unlimited shares authorized)	—		—		—	20,670	—

Net Asset Value per share	$—		$—		$—	$13.37	$—

Institutional I Shares
Net Assets	$156,355,835		$105,211,706		$145,506,121	$122,968,711	$207,193,960

Shares outstanding (unlimited shares authorized)	15,912,600		13,142,391		11,214,287	8,619,990	23,091,443

Net Asset Value per share	$9.83	***	$8.01		$12.98	$14.27	$8.97

(a)	Includes $5,259,880, $487,423, $730,585, $271,933 and $2,039,962 of investments in affiliated issuers, respectively.

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

***	Net Asset Value (“NAV”) varies from NAV reported to shareholders on October 31, 2010, as these financial statements are prepared inclusive of trade date adjustments.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

76	STATEMENTS OF OPERATIONS

For The Six Months Ended October 31, 2010	MTB Short Duration Government Bond Fund	MTB Short-Term Corporate Bond Fund	MTB U.S. Government Bond Fund	MTB New York Municipal Bond Fund	MTB Pennsylvania Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$665	$303	$10	—	$1,519
Interest	1,714,510	1,593,308 (a)	1,499,749	$2,387,072	2,255,052
Security lending	—	5,159	163	—	—

TOTAL INVESTMENT INCOME	1,715,175	1,598,770	1,499,922	2,387,072	2,256,571

EXPENSES:
Investment advisory fee	307,170	412,956	234,619	389,069	378,644
Administrative personnel and services fee	14,785	17,034	9,682	16,055	15,624
Portfolio accounting, administration and custodian fees	30,299	19,150	29,936	25,200	28,389
Transfer and dividend disbursing agent fees and expenses	15,756	35,670	18,036	14,809	8,568
Trustees’ fees	9,873	9,911	9,893	9,824	9,424
Professional fees	24,916	25,036	25,112	24,391	24,410
Distribution services fee—Class A Shares	15,643	7,328	8,277	50,959	9,322
Distribution services fee—Class B Shares	965	657	857	3,001	2,485
Distribution services fee—Class C Shares	3,151	1,153	—	—	—
Shareholder services fee—Class A Shares	15,643	7,328	8,277	50,959	9,322
Shareholder services fee—Class B Shares	322	219	286	1,000	828
Shareholder services fee—Class C Shares	788	288	—	—	—
Shareholder services fee—Institutional I Shares	111,235	139,649	75,230	86,994	125,079
Share registration costs	17,192	20,735	8,980	5,453	4,746
Printing and postage	2,082	6,730	1,701	2,758	1,249
Miscellaneous	9,854	9,827	8,809	10,120	10,983

TOTAL EXPENSES	579,674	713,671	439,695	690,592	629,073

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(98,140)	(195,180)	(92,593)	(168,790)	(103,045)
Waiver of distribution services fee—Class A Shares	(5)	(6)	(1)	(1,193)	—
Waiver of distribution services fee—Class B Shares	—	—	—	—	—
Waiver of shareholder services fee—Class A Shares	(15,643)	(7,328)	(4,969)	(50,959)	(9,322)
Waiver of shareholder services fee—Class B Shares	—	—	—	—	(36)
Waiver of shareholder services fee—Class C Shares	(725)	(288)	—	—	—
Waiver of shareholder services fee—Institutional I Shares	(111,235)	(139,649)	(75,230)	(86,994)	(125,079)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(6,139)	(2,007)	(6,161)	(960)	(349)

TOTAL WAIVERS AND REIMBURSEMENTS	(231,887)	(344,458)	(178,954)	(308,896)	(237,831)

Net expenses	347,787	369,213	260,741	381,696	391,242

Net investment income	1,367,388	1,229,557	1,239,181	2,005,376	1,865,329

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	60,786	838,494	427,100	171,301	138,958
Net change in unrealized appreciation (depreciation) of investments	287,323	333,450	1,581,725	1,252,097	1,796,021

Net realized and unrealized gain (loss) on investments and foreign currency transactions	348,109	1,171,944	2,008,825	1,423,398	1,934,979

Change in net assets resulting from operations	$1,715,497	$2,401,501	$3,248,006	$3,428,774	$3,800,308

(a)	Net of foreign taxes withheld of $8,566.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (continued)	77

For The Six Months Ended October 31, 2010	MTB Maryland Municipal Bond Fund	MTB Virginia Municipal Bond Fund	MTB Intermediate-Term Bond Fund	MTB Income Fund	MTB Strategic Allocation Fund
INVESTMENT INCOME:
Dividends	$1,697	$218	$277 (b)	$152	$290,748 (a)
Interest	2,900,962	445,013	2,791,896	5,027,494	202,949
Security lending	—	—	1,785	4,027	519

TOTAL INVESTMENT INCOME	2,902,659	445,231	2,793,958	5,031,673	494,216

EXPENSES:
Investment advisory fee	452,990	76,390	464,467	632,481	191,395
Administrative personnel and services fee	18,694	3,152	19,166	30,451	9,190
Portfolio accounting, administration and custodian fees	32,000	9,822	39,801	31,982	24,455
Transfer and dividend disbursing agent fees and expenses	11,206	7,950	8,957	37,119	61,474
Trustees’ fees	9,590	9,656	9,616	10,013	12,237
Professional fees	24,514	23,614	25,171	25,863	32,654
Distribution services fee—Class A Shares	52,140	27,282	8,228	7,705	53,525
Distribution services fee—Class B Shares	2,408	—	1,068	2,068	69,801
Distribution services fee—Class C Shares	—	—	2,917	—	—
Shareholder services fee—Class A Shares	52,140	27,282	8,228	7,705	53,525
Shareholder services fee—Class B Shares	803	—	356	690	23,267
Shareholder services fee—Class C Shares	—	—	729	—	—
Shareholder services fee—Institutional I Shares	108,840	—	156,568	255,139	2,775
Share registration costs	7,642	4,333	15,285	14,983	9,034
Printing and postage	2,217	1,164	1,493	7,684	19,688
Miscellaneous	11,454	5,914	12,394	12,958	7,546

TOTAL EXPENSES	786,638	196,559	774,444	1,076,841	570,566

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(136,118)	(64,242)	(158,043)	(105,452)	(173,808)
Waiver of distribution services fee—Class A Shares	(1,623)	(3,521)	(2)	(403)	(1,118)
Waiver of distribution services fee—Class B Shares	—	—	—	—	(414)
Waiver of shareholder services fee—Class A Shares	(46,280)	(27,282)	(4,951)	(4,899)	(53,525)
Waiver of shareholder services fee—Class B Shares	(2)	—	—	(6)	(162)
Waiver of shareholder services fee—Class C Shares	—	—	(496)	—	—
Waiver of shareholder services fee—Institutional I Shares	(108,840)	—	(156,568)	(255,139)	(1,537)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(614)	(272)	(379)	(2,353)	(7,265)

TOTAL WAIVERS AND REIMBURSEMENTS	(293,477)	(95,317)	(320,439)	(368,252)	(237,829)

Net expenses	493,161	101,242	454,005	708,589	332,737

Net investment income	2,409,498	343,989	2,339,953	4,323,084	161,479

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	273,846	38,059	2,474,137	3,963,555	3,612,574 (c)
Net change in unrealized appreciation (depreciation) of investments	1,272,209	309,014	1,237,749	3,418,265	970,510

Net realized and unrealized gain (loss) on investments and foreign currency transactions	1,546,055	347,073	3,711,886	7,381,820	4,583,084

Change in net assets resulting from operations	$3,955,553	$691,062	$6,051,839	$11,704,904	$4,744,563

(a)	Including $73,152 received from affiliated issuers.

(b)	Net of foreign taxes withheld of $2.

(c)	Including realized gain of $3,403,256 from sales of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

78	STATEMENTS OF OPERATIONS (concluded)

For The Six Months Ended October 31, 2010	MTB Large Cap Value Fund	MTB Large Cap Growth Fund	MTB Mid Cap Growth Fund	MTB Small Cap Growth Fund	MTB International Equity Fund
INVESTMENT INCOME:
Dividends(a)	$1,262,758 (b)	$734,892	$460,755 (b)	$241,668 (b)	$2,783,422 (b)
Security lending	—	34,707	29,536	90,866	71,789

TOTAL INVESTMENT INCOME	1,262,758	769,599	490,291	332,534	2,855,211

EXPENSES:
Investment advisory fee	535,630	525,958	735,133	654,078	1,003,773
Administrative personnel and services fee	22,097	17,870	24,972	22,220	28,985
Portfolio accounting, administration and custodian fees	31,387	18,250	19,424	41,147	54,800
Transfer and dividend disbursing agent fees and expenses	52,461	77,066	96,951	105,220	57,684
Trustees’ fees	9,748	9,735	9,620	9,764	9,775
Professional fees	23,662	23,661	25,246	24,507	25,814
Distribution services fee—Class A Shares	7,521	23,600	47,430	45,398	8,503
Distribution services fee—Class B Shares	2,570	4,869	5,973	5,190	1,568
Distribution services fee—Class C Shares	—	—	—	1,023	—
Shareholder services fee—Class A Shares	7,521	23,600	47,430	45,398	8,503
Shareholder services fee—Class B Shares	857	1,623	1,991	1,730	523
Shareholder services fee—Class C Shares	—	—	—	341	—
Shareholder services fee—Institutional I Shares	182,919	129,470	166,795	144,907	241,918
Share registration costs	9,144	15,155	12,960	16,462	12,489
Printing and postage	11,340	18,291	7,466	21,039	12,388
Miscellaneous	12,726	13,252	13,100	13,120	21,174

TOTAL EXPENSES	909,583	902,400	1,214,491	1,151,544	1,487,897

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(3,331)	(81,975)	(208,531)	(29,456)	(136)
Waiver of distribution services fee—Class A Shares	(338)	(99)	(91)	(3,661)	(843)
Waiver of distribution services fee—Class B Shares	(8)	(20)	(36)	(21)	(5)
Waiver of distribution services fee—Class C Shares	—	—	—	(643)	—
Waiver of shareholder services fee—Class A Shares	(3,222)	(9,547)	(19,110)	(31,178)	(8,503)
Waiver of shareholder services fee—Class B Shares	(17)	(33)	(43)	(121)	(9)
Waiver of shareholder services fee—Class C Shares	—	—	—	(292)	—
Waiver of shareholder services fee—Institutional I Shares	(111,753)	(122,018)	(27,748)	(84,376)	(148,399)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(4,001)	(8,032)	(9,856)	(8,589)	(4,205)

TOTAL WAIVERS AND REIMBURSEMENTS	(122,670)	(221,724)	(265,415)	(158,337)	(162,100)

Net expenses	786,913	680,676	949,076	993,207	1,325,797

Net investment income/(loss)	475,845	88,923	(458,785)	(660,673)	1,529,414

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	759,209	4,501,563	1,044,573	4,520,244	3,672,247
Net realized loss on foreign currencies transactions	(315)	—	—	(12)	(145,491)
Net change in unrealized appreciation (depreciation) of investments	(1,774,146)	(7,136,465)	6,122,310	(11,420,191)	10,010,909

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,015,252)	(2,634,902)	7,166,883	(6,899,959)	13,537,665

Change in net assets resulting from operations	$(539,407)	$(2,545,979)	$6,708,098	$(7,560,632)	$15,067,079

(a)	Including $842, $331, $112, $541 and $606 received from affiliated issuers, respectively.

(b)	Net of foreign taxes withheld of $60,935, $1,508, $1,346 and $263,723, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	79

	MTB Short Duration Government Bond Fund		MTB Short-Term Corporate Bond Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,367,388	$2,701,788	$1,229,557	$2,079,118
Net realized gain (loss) on investments	60,786	52,957	838,494	671,265
Net change in unrealized appreciation (depreciation) of investments	287,323	73,808	333,450	1,802,532

Change in net assets resulting from operations	1,715,497	2,828,553	2,401,501	4,552,915

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(158,845)	(206,283)	(56,049)	(60,466)
Class B Shares	(2,319)	(5,798)	(1,000)	(2,562)
Class C Shares	(4,993)	(146)	(1,273)	(71)
Institutional I Shares	(1,242,094)	(2,504,636)	(1,205,719)	(1,990,968)

Change in net assets resulting from distributions to shareholders	(1,408,251)	(2,716,863)	(1,264,041)	(2,054,067)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	4,010,593	6,048,411	801,966	5,470,596
Class B Shares	5,151	7,378	5,215	67,909
Class C Shares	874,361	210,000	175,460	130,000
Institutional I Shares	30,423,071	35,072,950	41,434,179	64,395,195
Distributions reinvested
Class A Shares	135,850	185,240	29,055	22,626
Class B Shares	1,898	4,599	980	2,693
Class C Shares	2,217	—	265	—
Institutional I Shares	421,714	807,697	583,991	960,203
Cost of shares redeemed
Class A Shares	(761,222)	(753,605)	(496,122)	(544,196)
Class B Shares	(4,288)	(36,053)	(9,915)	(66,940)
Class C Shares	—	—	—	—
Institutional I Shares	(14,945,812)	(27,717,948)	(14,198,237)	(20,808,012)

Change in net assets resulting from share transactions	20,163,533	13,828,669	28,326,837	49,630,074

Change in net assets	20,470,779	13,940,359	29,464,297	52,128,922
NET ASSETS:
Beginning of period	88,866,012	74,925,653	114,395,795	62,266,873

End of period	$109,336,791	$88,866,012	$143,860,092	$114,395,795

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(39,361)	$1,502	$(15,480)	$19,004

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	404,202	609,999	78,636	540,736
Class B Shares	520	745	510	6,712
Class C Shares	87,908	21,193	17,194	12,769
Institutional I Shares	3,061,732	3,542,663	4,035,891	6,370,185
Distributions reinvested
Class A Shares	13,686	18,697	2,843	2,231
Class B Shares	190	463	96	267
Class C Shares	223	—	26	—
Institutional I Shares	42,395	81,379	57,168	94,973
Shares redeemed
Class A Shares	(76,659)	(76,262)	(48,483)	(53,631)
Class B Shares	(431)	(3,647)	(961)	(6,567)
Institutional I Shares	(1,503,069)	(2,793,368)	(1,391,802)	(2,052,690)

Net change resulting from share transactions	2,030,697	1,401,862	2,751,118	4,914,985

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

80	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB U.S. Government Bond Fund		MTB New York Municipal Bond Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,239,181	$2,925,920	$2,005,376	$3,544,340
Net realized gain (loss) on investments	427,100	422,848	171,301	357,955
Net change in unrealized appreciation (depreciation) of investments	1,581,725	1,158,641	1,252,097	3,201,185

Change in net assets resulting from operations	3,248,006	4,507,409	3,428,774	7,103,480

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(114,863)	(266,343)	(709,917)	(1,315,405)
Class B Shares	(3,146)	(7,391)	(10,759)	(25,187)
Institutional I Shares	(1,137,084)	(2,646,144)	(1,288,759)	(2,224,358)

Change in net assets resulting from distributions to shareholders	(1,255,093)	(2,919,878)	(2,009,435)	(3,564,950)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	157,099	814,384	680,335	7,528,247
Class B Shares	2,086	9,232	—	—
Institutional I Shares	4,293,046	8,198,902	7,383,003	19,513,135
Distributions reinvested
Class A Shares	90,467	227,960	545,362	996,575
Class B Shares	2,533	6,522	8,747	17,986
Institutional I Shares	712,960	1,467,155	481,487	759,742
Cost of shares redeemed
Class A Shares	(590,367)	(1,660,481)	(2,571,537)	(3,023,132)
Class B Shares	(21,953)	(63,758)	(8,275)	(369,374)
Institutional I Shares	(8,588,217)	(24,184,081)	(6,573,041)	(12,367,901)

Change in net assets resulting from share transactions	(3,942,346)	(15,184,165)	(53,919)	13,055,278

Change in net assets	(1,949,433)	(13,596,634)	1,365,420	16,593,808
NET ASSETS:
Beginning of period	67,054,849	80,651,483	108,770,541	92,176,733

End of period	$65,105,416	$67,054,849	$110,135,961	$108,770,541

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,409	$18,321	$6,901	$10,960

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	15,791	84,678	65,751	745,620
Class B Shares	212	961	—	—
Institutional I Shares	433,479	850,876	712,877	1,924,702
Distributions reinvested
Class A Shares	9,135	23,691	52,659	98,660
Class B Shares	256	678	843	1,781
Institutional I Shares	71,934	152,439	46,462	75,142
Shares redeemed
Class A Shares	(59,532)	(172,939)	(248,913)	(298,621)
Class B Shares	(2,212)	(6,655)	(789)	(36,670)
Institutional I Shares	(867,213)	(2,518,133)	(633,388)	(1,224,438)

Net change resulting from share transactions	(398,150)	(1,584,404)	(4,498)	1,286,176

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	81

	MTB Pennsylvania Municipal Bond Fund		MTB Maryland Municipal Bond Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,865,329	$4,178,579	$2,409,498	$4,908,199
Net realized gain (loss) on investments	138,958	836,232	273,846	135,104
Net change in unrealized appreciation (depreciation) of investments	1,796,021	1,952,096	1,272,209	5,950,970

Change in net assets resulting from operations	3,800,308	6,966,907	3,955,553	10,994,273

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(121,250)	(209,657)	(742,867)	(1,567,919)
Class B Shares	(8,195)	(20,221)	(8,900)	(27,977)
Institutional I Shares	(1,740,976)	(3,943,809)	(1,648,569)	(3,307,951)

Change in net assets resulting from distributions to shareholders	(1,870,421)	(4,173,687)	(2,400,336)	(4,903,847)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	1,017,690	2,171,169	730,697	3,792,320
Institutional I Shares	5,590,539	12,200,394	5,123,516	14,740,146
Distributions reinvested
Class A Shares	99,314	156,595	532,264	1,162,445
Class B Shares	5,344	12,765	4,382	14,686
Institutional I Shares	295,340	549,274	147,951	241,396
Cost of shares redeemed
Class A Shares	(1,362,214)	(461,741)	(3,948,974)	(3,217,601)
Class B Shares	(75,327)	(111,482)	(76,642)	(542,834)
Institutional I Shares	(5,946,307)	(23,123,544)	(5,475,037)	(13,537,602)

Change in net assets resulting from share transactions	(375,621)	(8,606,570)	(2,961,843)	2,652,956

Change in net assets	1,554,266	(5,813,350)	(1,406,626)	8,743,382
NET ASSETS:
Beginning of period	105,695,254	111,508,604	128,011,795	119,268,413

End of period	$107,249,520	$105,695,254	$126,605,169	$128,011,795

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,224	$9,316	$24,796	$15,634

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	100,004	215,576	72,298	382,258
Institutional I Shares	545,416	1,213,701	508,878	1,502,515
Distributions reinvested
Class A Shares	9,695	15,601	52,920	118,373
Class B Shares	521	1,274	435	1,499
Institutional I Shares	28,827	54,738	14,677	24,529
Shares redeemed
Class A Shares	(132,314)	(45,947)	(391,230)	(326,892)
Class B Shares	(7,293)	(11,066)	(7,609)	(55,117)
Institutional I Shares	(580,957)	(2,301,884)	(542,222)	(1,374,943)

Net change resulting from share transactions	(36,101)	(858,007)	(291,853)	272,222

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

82	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Virginia Municipal Bond Fund		MTB Intermediate-Term Bond Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$343,989	$693,781	$2,339,953	$5,813,673
Net realized gain (loss) on investments	38,059	(39,832)	2,474,137	3,501,721
Net change in unrealized appreciation (depreciation) of investments	309,014	389,251	1,237,749	4,957,848

Change in net assets resulting from operations	691,062	1,043,200	6,051,839	14,273,242

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(344,970)	(690,469)	(111,318)	(165,290)
Class B Shares	—	—	(3,848)	(9,417)
Class C Shares	—	—	(7,276)	(41)
Institutional I Shares	—	—	(2,323,586)	(5,543,878)

Change in net assets resulting from distributions to shareholders	(344,970)	(690,469)	(2,446,028)	(5,718,626)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	676,136	3,624,503	1,880,677	3,400,959
Class B Shares	—	—	1,773	44,949
Class C Shares	—	—	1,010,750	47,600
Institutional I Shares	—	—	15,079,299	30,942,453
Distributions reinvested
Class A Shares	188,511	407,733	78,764	121,868
Class B Shares	—	—	3,078	7,849
Class C Shares	—	—	3,496	—
Institutional I Shares	—	—	969,239	2,131,773
Cost of shares redeemed
Class A Shares	(869,187)	(3,231,551)	(821,739)	(596,576)
Class B Shares	—	—	(51,624)	(28,554)
Class C Shares	—	—	—	—
Institutional I Shares	—	—	(16,919,018)	(45,567,993)

Change in net assets resulting from share transactions	(4,540)	800,685	1,234,695	(9,495,672)

Change in net assets	341,552	1,153,416	4,840,506	(941,056)
NET ASSETS:
Beginning of period	21,238,055	20,084,639	128,667,934	129,608,990

End of period	$21,579,607	$21,238,055	$133,508,440	$128,667,934

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,833	$2,814	$8,053	$114,128

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	61,226	335,369	175,751	326,066
Class B Shares	—	—	166	4,323
Class C Shares	—	—	94,329	4,501
Institutional I Shares	—	—	1,416,088	2,986,090
Distributions reinvested
Class A Shares	17,160	37,825	7,354	11,730
Class B Shares	—	—	287	756
Class C Shares	—	—	323	—
Institutional I Shares	—	—	90,465	205,666
Shares redeemed
Class A Shares	(78,762)	(299,256)	(76,509)	(57,448)
Class B Shares	—	—	(4,759)	(2,696)
Institutional I Shares	—	—	(1,583,895)	(4,398,881)

Net change resulting from share transactions	(376)	73,938	119,600	(919,893)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	83

	MTB Income Fund		MTB Strategic Allocation Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$4,323,084	$8,111,105	$161,479	$61,319
Net realized gain (loss) on investments	3,963,555	520,118	3,612,574	(3,203,892)
Net change in unrealized appreciation (depreciation) of investments	3,418,265	15,021,765	970,510	12,318,810

Change in net assets resulting from operations	11,704,904	23,652,988	4,744,563	9,176,237

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(115,710)	(236,050)	(218,274)	(20,575)
Class B Shares	(8,510)	(22,222)	(9,845)	—
Institutional I Shares	(4,181,215)	(7,818,183)	(10,463)	—

Change in net assets resulting from distributions to shareholders	(4,305,435)	(8,076,455)	(238,582)	(20,575)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	444,852	572,597	3,211,067	1,963,625
Class B Shares	3,975	—	19,688	39,395
Institutional I Shares	22,557,413	70,323,457	976,869	—
Proceeds from shares issued in connection with the Reorganization (see Note 8)	—	—	39,254,425	—
Distributions reinvested
Class A Shares	101,514	215,446	209,082	20,395
Class B Shares	8,429	21,939	9,601	—
Institutional I Shares	2,184,924	4,068,986	10,463	—
Cost of shares redeemed
Class A Shares	(934,798)	(674,170)	(5,903,223)	(7,917,356)
Class B Shares	(111,692)	(349,948)	(3,356,196)	(2,082,573)
Institutional I Shares	(46,890,544)	(42,738,218)	(196,548)	—

Change in net assets resulting from share transactions	(22,635,927)	31,440,089	34,235,228	(7,976,514)

Change in net assets	(15,236,458)	47,016,622	38,741,209	1,179,148
NET ASSETS:
Beginning of period	212,667,853	165,651,231	35,482,283	34,303,135

End of period	$197,431,395	$212,667,853	$74,223,492	$35,482,283

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$27,450	$9,801	$(15,908)	$61,195

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	43,627	58,548	380,104	242,423
Class B Shares	402	—	2,134	5,146
Institutional I Shares	2,242,980	7,316,850	118,744	—
Proceeds from shares issued in connection with the Reorganization (see Note 8)	—	—	4,895,079	—
Distributions reinvested
Class A Shares	9,968	22,094	25,321	2,457
Class B Shares	839	2,287	1,256	—
Institutional I Shares	217,621	422,412	1,249	—
Shares redeemed
Class A Shares	(92,211)	(69,904)	(715,883)	(969,151)
Class B Shares	(11,081)	(36,694)	(409,860)	(266,560)
Institutional I Shares	(4,648,695)	(4,439,034)	(22,678)	—

Net change resulting from share transactions	(2,236,550)	3,276,559	4,275,466	(985,685)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

84	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Large Cap Value Fund		MTB Large Cap Growth Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$475,845	$795,397	$88,923	$132,966
Net realized gain (loss) on investments—and foreign currencies transactions	758,894	2,094,171	4,501,563	18,456,419
Net change in unrealized appreciation (depreciation) of investments	(1,774,146)	44,224,021	(7,136,465)	26,562,047

Change in net assets resulting from operations	(539,407)	47,113,589	(2,545,979)	45,151,432

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(14,455)	(36,319)	—	(4,990)
Class B Shares	—	(1,135)	—	—
Institutional I Shares	(547,477)	(1,015,193)	—	(216,014)
Return of Capital
Class A Shares	—	(295)	—	—
Class B Shares	—	(9)	—	—
Institutional I Shares	—	(8,255)	—	—

Change in net assets resulting from distributions to shareholders	(561,932)	(1,061,206)	—	(221,004)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	155,426	529,424	421,092	1,630,030
Class B Shares	—	43,435	500	20,682
Institutional I Shares	12,906,999	37,217,192	7,888,950	26,209,727
Distributions reinvested
Class A Shares	14,170	35,765	—	4,896
Class B Shares	—	1,122	—	—
Institutional I Shares	304,127	605,853	—	138,975
Cost of shares redeemed
Class A Shares	(656,572)	(939,792)	(1,396,857)	(2,686,345)
Class B Shares	(180,946)	(321,665)	(477,203)	(1,544,290)
Institutional I Shares	(12,275,356)	(42,292,335)	(22,120,672)	(35,463,582)

Change in net assets resulting from share transactions	267,848	(5,121,001)	(15,684,190)	(11,689,907)

Change in net assets	(833,491)	40,931,382	(18,230,169)	33,240,521
NET ASSETS:
Beginning of period	163,906,194	122,974,812	144,120,020	110,879,499

End of period	$163,072,703	$163,906,194	$125,889,851	$144,120,020

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(86,087)	$—	$88,923	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	16,382	60,776	55,578	232,909
Class B Shares	—	5,187	75	3,028
Institutional I Shares	1,369,077	4,124,306	1,058,264	3,861,111
Distributions reinvested
Class A Shares	1,513	4,345	—	639
Class B Shares	—	155	—	—
Institutional I Shares	32,304	73,073	—	18,166
Shares redeemed
Class A Shares	(70,745)	(109,539)	(186,997)	(372,183)
Class B Shares	(19,253)	(37,893)	(68,152)	(237,330)
Institutional I Shares	(1,318,310)	(4,977,306)	(2,948,316)	(4,823,762)

Net change resulting from share transactions	10,968	(856,896)	(2,089,548)	(1,317,422)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	85

	MTB Mid Cap Growth Fund		MTB Small Cap Growth Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$(458,785)	$(557,124)	$(660,673)	$(1,290,603)
Net realized gain (loss) on investments	1,044,573	6,484,335	4,520,232	44,112,354
Net change in unrealized appreciation (depreciation) of investments	6,122,310	49,397,416	(11,420,191)	11,355,647

Change in net assets resulting from operations	6,708,098	55,324,627	(7,560,632)	54,177,398

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	—	(11,779)	—	—
Institutional I Shares	—	(102,605)	—	—
Return of Capital
Class A Shares	—	(4)	—	—
Institutional I Shares	—	(35)	—	—

Change in net assets resulting from distributions to shareholders	—	(114,423)	—	—

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	1,710,001	1,824,567	793,520	2,398,244
Class B Shares	6,446	22,315	—	25,901
Class C Shares	—	—	500	36,025
Institutional I Shares	7,869,148	22,520,566	9,272,227	27,094,636
Proceeds from shares issued in connection with the tax-free transfer of assets from Multi-Cap Growth Fund
Class A Shares	—	13,033,292	—	—
Class B Shares	—	1,310,826	—	—
Institutional I Shares	—	5,885,271	—	—
Distributions reinvested
Class A Shares	—	11,594	—	—
Institutional I Shares	—	71,436	—	—
Cost of shares redeemed
Class A Shares	(2,938,451)	(4,160,318)	(2,123,993)	(4,170,449)
Class B Shares	(575,490)	(1,087,538)	(639,764)	(574,394)
Class C Shares	—	—	(32,155)	(20,374)
Institutional I Shares	(11,186,637)	(24,908,715)	(11,299,258)	(29,878,753)

Change in net assets resulting from share transactions	(5,114,983)	14,523,296	(4,028,923)	(5,089,164)

Change in net assets	1,593,115	69,733,500	(11,589,555)	49,088,234
NET ASSETS:
Beginning of period	186,140,083	116,406,583	174,056,080	124,967,846

End of period	$187,733,198	$186,140,083	$162,466,525	$174,056,080

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(458,785)	$—	$(660,673)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	148,794	174,629	60,900	199,125
Class B Shares	579	2,486	—	2,479
Class C Shares	—	—	41	3,008
Institutional I Shares	668,769	2,139,018	694,759	2,198,393
Proceeds from shares issued in connection with the tax-free transfer of assets from Multi-Cap Growth Fund
Class A Shares	—	1,162,649	—	—
Class B Shares	—	123,663	—	—
Institutional I Shares	—	514,897	—	—
Distributions reinvested
Class A Shares	—	1,050	—	—
Institutional I Shares	—	6,350	—	—
Shares redeemed
Class A Shares	(251,957)	(380,737)	(166,463)	(345,684)
Class B Shares	(51,760)	(109,739)	(54,079)	(51,242)
Class C Shares	—	—	(2,658)	(1,610)
Institutional I Shares	(954,971)	(2,337,184)	(838,806)	(2,501,700)

Net change resulting from share transactions	(440,546)	1,297,082	(306,306)	(497,231)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

86	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	MTB International Equity Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,529,414	$2,111,223
Net realized gain (loss) on investments	3,526,756	6,583,321
Net change in unrealized appreciation (depreciation) of investments	10,010,909	45,916,181

Change in net assets resulting from operations	15,067,079	54,610,725

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	—	(6,817)
Institutional I Shares	—	(388,629)

Change in net assets resulting from distributions to shareholders	—	(395,446)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	93,840	344,525
Class B Shares	300	20,800
Institutional I Shares	15,152,828	29,855,800
Distributions reinvested
Class A Shares	—	6,475
Institutional I Shares	—	291,909
Cost of shares redeemed
Class A Shares	(418,702)	(882,250)
Class B Shares	(127,319)	(107,143)
Institutional I Shares	(18,985,579)	(38,896,327)

Change in net assets resulting from share transactions	(4,284,632)	(9,366,211)

Change in net assets	10,782,447	44,849,068
NET ASSETS:
Beginning of period	204,085,846	159,236,778

End of period	$214,868,293	$204,085,846

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,654,885	$2,125,471

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	11,413	42,509
Class B Shares	38	2,625
Institutional I Shares	1,896,442	3,711,906
Distributions reinvested
Class A Shares	—	773
Institutional I Shares	—	35,127
Shares redeemed
Class A Shares	(51,724)	(109,302)
Class B Shares	(16,148)	(14,155)
Institutional I Shares	(2,298,727)	(4,977,380)

Net change resulting from share transactions	(458,706)	(1,307,898)

See Notes which are an integral part of the Financial Statements

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	87

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2010(g)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.90		$ 9.90		$ 9.78	$ 9.61	$ 9.48	$ 9.60
Income (Loss) From Operations:
Net Investment Income	0.12	(c)	0.30	(c)	0.32 (c)	0.36 (c)	0.34	0.27
Net Realized and Unrealized Gain (Loss)	0.04		0.01		0.12	0.17	0.14	(0.12)

Total Income (Loss) From Operations	0.16		0.31		0.44	0.53	0.48	0.15

Less Distributions From:
Net Investment Income	(0.13)		(0.31)		(0.32)	(0.36)	(0.35)	(0.27)
Net Realized Gains	—		—		—	—	—	—

Total Distributions	(0.13)		(0.31)		(0.32)	(0.36)	(0.35)	(0.27)

Net Asset Value, End of Period	$ 9.93		$ 9.90		$ 9.90	$ 9.78	$ 9.61	$ 9.48

Total Return(a)	1.61%		3.15%		4.59%	5.65%	5.17%	1.63%
Net Assets, End of Period (000’s)	$14,100		$10,680		$5,209	$3,005	$3,421	$4,477
Ratios to Average Net Assets
Gross Expense	1.35	%(e)	1.36%		1.25%	1.26%	1.27%	1.28%
Net Expenses(b)	0.89	%(e)	0.86%		0.80%	0.81%	0.89%	0.92%
Net Investment Income	2.46	%(e)	3.04%		3.27%	3.76%	3.68%	2.85%
Portfolio Turnover Rate	74	%(h)	164%		84%	67%	97%	71%

CLASS B SHARES	2010(g)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.92		$ 9.91		$ 9.78	$ 9.61	$ 9.48	$ 9.60
Income (Loss) From Operations:
Net Investment Income	0.09	(c)	0.22	(c)	0.24 (c)	0.28 (c)	0.29	0.22
Net Realized and Unrealized Gain (Loss)	0.03		0.01		0.13	0.17	0.13	(0.12)

Total Income (Loss) From Operations	0.12		0.23		0.37	0.45	0.42	0.10

Less Distributions From:
Net Investment Income	(0.09)		(0.22)		(0.24)	(0.28)	(0.29)	(0.22)
Net Realized Gains	—		—		—	—	—	—

Total Distributions	(0.09)		(0.22)		(0.24)	(0.28)	(0.29)	(0.22)

Net Asset Value, End of Period	$ 9.95		$ 9.92		$ 9.91	$ 9.78	$ 9.61	$ 9.48

Total Return(a)	1.22%		2.38%		3.80%	4.76%	4.51%	1.09%
Net Assets, End of Period (000’s)	$254		$251		$275	$104	$105	$123
Ratios to Average Net Assets
Gross Expense	1.84	%(e)	1.86%		1.76%	1.76%	1.77%	1.78%
Net Expenses(b)	1.64	%(e)	1.65%		1.66%	1.66%	1.52%	1.45%
Net Investment Income	1.73	%(e)	2.26%		2.43%	2.90%	3.07%	2.37%
Portfolio Turnover Rate	74	%(h)	164%		84%	67%	97%	71%

CLASS C SHARES	2010(g)		2010(d)
Net Asset Value, Beginning of Period	$ 9.92		$ 9.90
Income (Loss) From Operations:
Net Investment Income	0.08	(c)	0.01	(c)
Net Realized and Unrealized Gain (Loss)	0.04		0.02

Total Income (Loss) From Operations	0.12		0.03

Less Distributions From:
Net Investment Income	(0.09)		(0.01)
Net Realized Gains	—		—

Total Distributions	(0.09)		(0.01)

Net Asset Value, End of Period	$ 9.95		$ 9.92

Total Return(a)	1.20%		0.30%
Net Assets, End of Period (000’s)	$1,088		$210
Ratios to Average Net Assets
Gross Expense	2.11	%(e)	2.08	%(e)
Net Expenses(b)	1.66	%(e)	1.72	%(e)
Net Investment Income	1.63	%(e)	2.32	%(e)
Portfolio Turnover Rate	74	%(h)	164	%(f)

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

88	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND – (continued)

INSTITUTIONAL I SHARES	2010(g)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.92		$ 9.92	$ 9.78	$ 9.61	$ 9.48	$ 9.60
Income (Loss) From Operations:
Net Investment Income	0.14	(c)	0.32 (c)	0.35 (c)	0.38 (c)	0.37	0.30
Net Realized and Unrealized Gain (Loss)	0.03		0.00	0.13	0.17	0.13	(0.12)

Total Income (Loss) From Operations	0.17		0.32	0.48	0.55	0.50	0.18

Less Distributions From:
Net Investment Income	(0.14)		(0.32)	(0.34)	(0.38)	(0.37)	(0.30)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.14)		(0.32)	(0.34)	(0.38)	(0.37)	(0.30)

Net Asset Value, End of Period	$ 9.95		$ 9.92	$ 9.92	$ 9.78	$ 9.61	$ 9.48

Total Return(a)	1.73%		3.32%	4.96%	5.81%	5.40%	1.88%
Net Assets, End of Period (000’s)	$93,894		$77,725	$69,442	$164,547	$185,478	$190,155
Ratios to Average Net Assets
Gross Expense	1.09	%(e)	1.11%	0.99%	1.01%	1.02%	1.03%
Net Expenses(b)	0.64	%(e)	0.65%	0.65%	0.66%	0.67%	0.67%
Net Investment Income	2.71	%(e)	3.25%	3.45%	3.91%	3.92%	3.12%
Portfolio Turnover Rate	74	%(h)	164%	84%	67%	97%	71%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 12, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Six months ended October 31, 2010 (unaudited).
(h)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	89

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2010(g)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.21		$ 9.89		$ 9.87	$ 9.83	$ 9.72	$ 9.80
Income (Loss) From Operations:
Net Investment Income	0.10	(c)	0.21	(c)	0.27 (c)	0.40 (c)	0.37	0.28
Net Realized and Unrealized Gain (Loss)	0.09		0.33		0.08	0.03	0.11	(0.08)

Total Income (Loss) From Operations	0.19		0.54		0.35	0.43	0.48	0.20

Less Distributions From:
Net Investment Income	(0.10)		(0.22)		(0.33)	(0.39)	(0.37)	(0.28)
Net Realized Gains	—		—		—	—	—	—

Total Distributions	(0.10)		(0.22)		(0.33)	(0.39)	(0.37)	(0.28)

Net Asset Value, End of Period	$10.30		$10.21		$ 9.89	$ 9.87	$ 9.83	$ 9.72

Total Return(a)	1.86%		5.47%		3.59%	4.48%	5.00%	2.10%
Net Assets, End of Period (000’s)	$5,854		$5,461		$453	$63	$83	$281
Ratios to Average Net Assets
Gross Expense	1.44	%(e)	1.49%		1.48%	1.49%	1.49%	1.48%
Net Expenses(b)	0.86	%(e)	0.92%		0.89%	0.89%	0.93%	0.94%
Net Investment Income	1.85	%(e)	2.04%		3.21%	4.01%	3.65%	2.89%
Portfolio Turnover Rate	96	%(h)	81%		94%	80%	64%	83%

CLASS B SHARES	2010(g)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.22		$ 9.91		$ 9.88	$ 9.83	$ 9.72	$ 9.80
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.14	(c)	0.22 (c)	0.31 (c)	0.29	0.21
Net Realized and Unrealized Gain (Loss)	0.10		0.30		0.05	0.05	0.11	(0.08)

Total Income (Loss) From Operations	0.16		0.44		0.27	0.36	0.40	0.13

Less Distributions From:
Net Investment Income	(0.06)		(0.13)		(0.24)	(0.31)	(0.29)	(0.21)
Net Realized Gains	—		—		—	—	—	—

Total Distributions	(0.06)		(0.13)		(0.24)	(0.31)	(0.29)	(0.21)

Net Asset Value, End of Period	$10.32		$10.22		$ 9.91	$ 9.88	$ 9.83	$ 9.72

Total Return(a)	1.56%		4.48%		2.81%	3.70%	4.15%	1.30%
Net Assets, End of Period (000’s)	$166		$168		$159	$77	$42	$66
Ratios to Average Net Assets
Gross Expense	1.94	%(e)	1.95%		1.98%	2.00%	1.98%	1.96%
Net Expenses(b)	1.61	%(e)	1.71%		1.73%	1.75%	1.74%	1.73%
Net Investment Income	1.10	%(e)	1.32%		2.37%	3.17%	2.91%	2.15%
Portfolio Turnover Rate	96	%(h)	81%		94%	80%	64%	83%

CLASS C SHARES	2010(g)		2010(d)
Net Asset Value, Beginning of Period	$10.21		$10.18
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.01	(c)
Net Realized and Unrealized Gain (Loss)	0.10		0.03

Total Income (Loss) From Operations	0.16		0.04

Less Distributions From:
Net Investment Income	(0.06)		(0.01)
Net Realized Gains	—		—

Total Distributions	(0.06)		(0.01)

Net Asset Value, End of Period	$10.31		$10.21

Total Return(a)	1.56%		0.35%
Net Assets, End of Period (000’s)	$309		$130
Ratios to Average Net Assets
Gross Expense	2.20	%(e)	2.65	%(e)
Net Expenses(b)	1.61	%(e)	1.70	%(e)
Net Investment Income	1.07	%(e)	1.57	%(e)
Portfolio Turnover Rate	96	%(h)	81	%(f)

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

90	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT-TERM CORPORATE BOND FUND – (continued)

INSTITUTIONAL I SHARES	2010(g)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.21		$ 9.89	$ 9.88	$ 9.83	$ 9.72	$ 9.80
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.23 (c)	0.33 (c)	0.41 (c)	0.38	0.30
Net Realized and Unrealized Gain (Loss)	0.09		0.32	0.02	0.05	0.11	(0.08)

Total Income (Loss) From Operations	0.20		0.55	0.35	0.46	0.49	0.22

Less Distributions From:
Net Investment Income	(0.11)		(0.23)	(0.34)	(0.41)	(0.38)	(0.30)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.11)		(0.23)	(0.34)	(0.41)	(0.38)	(0.30)

Net Asset Value, End of Period	$10.30		$10.21	$ 9.89	$ 9.88	$ 9.83	$ 9.72

Total Return(a)	1.98%		5.66%	3.64%	4.74%	5.18%	2.29%
Net Assets, End of Period (000’s)	$137,531		$108,636	$61,655	$54,417	$58,771	$67,521
Ratios to Average Net Assets
Gross Expense	1.19	%(e)	1.22%	1.23%	1.24%	1.24%	1.23%
Net Expenses(b)	0.61	%(e)	0.71%	0.73%	0.74%	0.75%	0.75%
Net Investment Income	2.10	%(e)	2.32%	3.42%	4.17%	3.93%	3.08%
Portfolio Turnover Rate	96	%(h)	81%	94%	80%	64%	83%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 9, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Six months ended October 31, 2010 (unaudited).
(h)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	91

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2010(e)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.70		$ 9.50	$ 9.48	$ 9.28	$ 9.10	$ 9.46
Income (Loss) From Operations:
Net Investment Income	0.17	(c)	0.37 (c)	0.36 (c)	0.39 (c)	0.40	0.38
Net Realized and Unrealized Gain (Loss)	0.30		0.21	0.05	0.21	0.18	(0.36)

Total Income (Loss) From Operations	0.47		0.58	0.41	0.60	0.58	0.02

Less Distributions From:
Net Investment Income	(0.17)		(0.38)	(0.39)	(0.40)	(0.40)	(0.38)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.38)	(0.39)	(0.40)	(0.40)	(0.38)

Net Asset Value, End of Period	$10.00		$ 9.70	$ 9.50	$ 9.48	$ 9.28	$ 9.10

Total Return(a)	4.90%		6.17%	4.42%	6.58%	6.46%	0.18%
Net Assets, End of Period (000’s)	$6,457		$6,604	$7,078	$37,690	$51,955	$43,955
Ratios to Average Net Assets
Gross Expense	1.53	%(f)	1.48%	1.38%	1.33%	1.27%	1.32%
Net Expenses(b)	1.09	%(f)	0.99%	0.72%	0.94%	0.87%	0.88%
Net Investment Income	3.38	%(f)	3.88%	4.30%	4.22%	4.29%	3.93%
Portfolio Turnover Rate(d)	54	%(g)	50%	35%	52%	71%	95%

CLASS B SHARES	2010(e)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.71		$ 9.49	$ 9.49	$ 9.28	$ 9.10	$ 9.46
Income (Loss) From Operations:
Net Investment Income	0.14	(c)	0.29 (c)	0.29 (c)	0.31 (c)	0.31	0.30
Net Realized and Unrealized Gain (Loss)	0.30		0.22	—	0.21	0.18	(0.37)

Total Income (Loss) From Operations	0.44		0.51	0.29	0.52	0.49	(0.07)

Less Distributions From:
Net Investment Income	(0.14)		(0.29)	(0.29)	(0.31)	(0.31)	(0.29)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.14)		(0.29)	(0.29)	(0.31)	(0.31)	(0.29)

Net Asset Value, End of Period	$10.01		$ 9.71	$ 9.49	$ 9.49	$ 9.28	$ 9.10

Total Return(a)	4.52%		5.41%	3.15%	5.69%	5.44%	(0.73)%
Net Assets, End of Period (000’s)	$220		$230	$273	$316	$227	$367
Ratios to Average Net Assets
Gross Expense	2.03	%(f)	1.98%	1.90%	1.90%	1.86%	1.89%
Net Expenses(b)	1.74	%(f)	1.81%	1.82%	1.83%	1.83%	1.83%
Net Investment Income	2.74	%(f)	3.06%	3.06%	3.35%	3.33%	3.00%
Portfolio Turnover Rate(d)	54	%(g)	50%	35%	52%	71%	95%

INSTITUTIONAL I SHARES	2010(e)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.70		$ 9.49	$ 9.49	$ 9.28	$ 9.10	$ 9.46
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.39 (c)	0.39 (c)	0.41 (c)	0.40	0.39
Net Realized and Unrealized Gain (Loss)	0.30		0.21	—	0.20	0.18	(0.36)

Total Income (Loss) From Operations	0.49		0.60	0.39	0.61	0.58	0.03

Less Distributions From:
Net Investment Income	(0.19)		(0.39)	(0.39)	(0.40)	(0.40)	(0.39)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.19)		(0.39)	(0.39)	(0.40)	(0.40)	(0.39)

Net Asset Value, End of Period	$10.00		$ 9.70	$ 9.49	$ 9.49	$ 9.28	$ 9.10

Total Return(a)	4.96%		6.41%	4.18%	6.74%	6.49%	0.26%
Net Assets, End of Period (000’s)	$58,429		$60,221	$73,301	$85,617	$119,940	$121,943
Ratios to Average Net Assets
Gross Expense	1.28	%(f)	1.23%	1.15%	1.14%	1.11%	1.14%
Net Expenses(b)	0.74	%(f)	0.81%	0.82%	0.83%	0.84%	0.84%
Net Investment Income	3.74	%(f)	4.06%	4.05%	4.34%	4.32%	3.97%
Portfolio Turnover Rate(d)	54	%(g)	50%	35%	52%	71%	95%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	This calculation excludes purchases and sales from dollar roll transactions.
(e)	Six months ended October 31, 2010 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

92	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.25		$ 9.89	$10.25	$10.51	$10.38	$10.62
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.35 (c)	0.38 (c)	0.39 (c)	0.39	0.40
Net Realized and Unrealized Gain (Loss)	0.14		0.36	(0.34)	(0.27)	0.13	(0.23)

Total Income (Loss) From Operations	0.32		0.71	0.04	0.12	0.52	0.17

Less Distributions From:
Net Investment Income	(0.18)		(0.35)	(0.40)	(0.38)	(0.39)	(0.40)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.18)		(0.35)	(0.40)	(0.38)	(0.39)	(0.41)

Net Asset Value, End of Period	$10.39		$10.25	$ 9.89	$10.25	$10.51	$10.38

Total Return(a)	3.16%		7.28%	0.44%	1.21%	5.13%	1.53%
Net Assets, End of Period (000’s)	$39,918		$40,748	$33,904	$60,836	$59,371	$50,299
Ratios to Average Net Assets
Gross Expense	1.40	%(e)	1.40%	1.40%	1.39%	1.41%	1.44%
Net Expenses(b)	0.83	%(e)	0.80%	0.75%	0.79%	0.80%	0.82%
Net Investment Income	3.46	%(e)	3.42%	3.96%	3.70%	3.77%	3.76%
Portfolio Turnover Rate	20	%(f)	64%	102%	119%	37%	56%

CLASS B SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.27		$ 9.90	$10.25	$10.51	$10.38	$10.62
Income (Loss) From Operations:
Net Investment Income	0.14	(c)	0.26 (c)	0.31 (c)	0.29 (c)	0.30	0.31
Net Realized and Unrealized Gain (Loss)	0.13		0.37	(0.36)	(0.26)	0.13	(0.23)

Total Income (Loss) From Operations	0.27		0.63	(0.05)	0.03	0.43	0.08

Less Distributions From:
Net Investment Income	(0.14)		(0.26)	(0.30)	(0.29)	(0.30)	(0.31)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.14)		(0.26)	(0.30)	(0.29)	(0.30)	(0.32)

Net Asset Value, End of Period	$10.40		$10.27	$ 9.90	$10.25	$10.51	$10.38

Total Return(a)	2.64%		6.39%	(0.41)%	0.31%	4.23%	0.70%
Net Assets, End of Period (000’s)	$794		$784	$1,100	$1,166	$1,470	$1,307
Ratios to Average Net Assets
Gross Expense	1.90	%(e)	1.90%	1.90%	1.91%	1.95%	1.97%
Net Expenses(b)	1.59	%(e)	1.64%	1.65%	1.66%	1.66%	1.65%
Net Investment Income	2.71	%(e)	2.58%	3.10%	2.83%	2.91%	2.95%
Portfolio Turnover Rate	20	%(f)	64%	102%	119%	37%	56%

INSTITUTIONAL I SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.26		$ 9.89	$10.25	$10.51	$10.38	$10.62
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.36 (c)	0.41 (c)	0.40 (c)	0.41	0.41
Net Realized and Unrealized Gain (Loss)	0.13		0.37	(0.36)	(0.27)	0.13	(0.23)

Total Income (Loss) From Operations	0.32		0.73	0.05	0.13	0.54	0.18

Less Distributions From:
Net Investment Income	(0.19)		(0.36)	(0.41)	(0.39)	(0.41)	(0.41)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.19)		(0.36)	(0.41)	(0.39)	(0.41)	(0.42)

Net Asset Value, End of Period	$10.39		$10.26	$ 9.89	$10.25	$10.51	$10.38

Total Return(a)	3.17%		7.54%	0.54%	1.31%	5.26%	1.69%
Net Assets, End of Period (000’s)	$69,424		$67,239	$57,173	$42,737	$44,224	$38,135
Ratios to Average Net Assets
Gross Expense	1.15	%(e)	1.15%	1.15%	1.16%	1.20%	1.22%
Net Expenses(b)	0.59	%(e)	0.64%	0.65%	0.66%	0.67%	0.67%
Net Investment Income	3.71	%(e)	3.58%	4.11%	3.83%	3.89%	3.92%
Portfolio Turnover Rate	20	%(f)	64%	102%	119%	37%	56%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	93

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.13		$ 9.87	$10.02	$10.09	$10.01	$10.27
Income (Loss) From Operations:
Net Investment Income	0.17	(c)	0.37 (c)	0.37 (c)	0.35 (c)	0.37	0.38
Net Realized and Unrealized Gain (Loss)	0.18		0.26	(0.14)	(0.07)	0.07	(0.27)

Total Income (Loss) From Operations	0.35		0.63	0.23	0.28	0.44	0.11

Less Distributions From:
Net Investment Income	(0.17)		(0.37)	(0.37)	(0.35)	(0.36)	(0.37)
Net Realized Gains	—		—	(0.01)	—	—	—

Total Distributions	(0.17)		(0.37)	(0.38)	(0.35)	(0.36)	(0.37)

Net Asset Value, End of Period	$10.31		$10.13	$ 9.87	$10.02	$10.09	$10.01

Total Return(a)	3.46%		6.51%	2.39%	2.87%	4.49%	1.11%
Net Assets, End of Period (000’s)	$6,616		$6,727	$4,731	$5,344	$5,407	$6,225
Ratios to Average Net Assets
Gross Expense	1.39	%(e)	1.38%	1.37%	1.38%	1.40%	1.39%
Net Expenses(b)	0.95	%(e)	0.95%	0.95%	0.95%	0.92%	0.91%
Net Investment Income	3.22	%(e)	3.69%	3.77%	3.54%	3.63%	3.66%
Portfolio Turnover Rate	14	%(f)	8%	21%	14%	26%	12%

CLASS B SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.13		$ 9.87	$10.02	$10.09	$10.02	$10.28
Income (Loss) From Operations:
Net Investment Income	0.13	(c)	0.29 (c)	0.28 (c)	0.27 (c)	0.27	0.29
Net Realized and Unrealized Gain (Loss)	0.19		0.25	(0.14)	(0.08)	0.07	(0.25)

Total Income (Loss) From Operations	0.32		0.54	0.14	0.19	0.34	0.04

Less Distributions From:
Net Investment Income	(0.13)		(0.28)	(0.28)	(0.26)	(0.27)	(0.30)
Net Realized Gains	—		—	(0.01)	—	—	—

Total Distributions	(0.13)		(0.28)	(0.29)	(0.26)	(0.27)	(0.30)

Net Asset Value, End of Period	$10.32		$10.13	$ 9.87	$10.02	$10.09	$10.02

Total Return(a)	3.15%		5.54%	1.48%	1.96%	3.47%	0.37%
Net Assets, End of Period (000’s)	$611		$669	$749	$853	$875	$858
Ratios to Average Net Assets
Gross Expense	1.89	%(e)	1.88%	1.90%	1.87%	1.86%	1.82%
Net Expenses(b)	1.69	%(e)	1.80%	1.84%	1.83%	1.81%	1.77%
Net Investment Income	2.48	%(e)	2.85%	2.88%	2.65%	2.74%	2.80%
Portfolio Turnover Rate	14	%(f)	8%	21%	14%	26%	12%

INSTITUTIONAL I SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.13		$ 9.87	$10.02	$10.09	$10.01	$10.27
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.38 (c)	0.38 (c)	0.37 (c)	0.37	0.38
Net Realized and Unrealized Gain (Loss)	0.18		0.26	(0.14)	(0.08)	0.08	(0.26)

Total Income (Loss) From Operations	0.36		0.64	0.24	0.29	0.45	0.12

Less Distributions From:
Net Investment Income	(0.18)		(0.38)	(0.38)	(0.36)	(0.37)	(0.38)
Net Realized Gains	—		—	(0.01)	—	—	—

Total Distributions	(0.18)		(0.38)	(0.39)	(0.36)	(0.37)	(0.38)

Net Asset Value, End of Period	$10.31		$10.13	$ 9.87	$10.02	$10.09	$10.01

Total Return(a)	3.57%		6.62%	2.49%	2.97%	4.56%	1.13%
Net Assets, End of Period (000’s)	$100,022		$98,299	$106,029	$117,723	$133,668	$136,387
Ratios to Average Net Assets
Gross Expense	1.14	%(e)	1.13%	1.12%	1.13%	1.15%	1.14%
Net Expenses(b)	0.70	%(e)	0.83%	0.85%	0.85%	0.85%	0.89%
Net Investment Income	3.47	%(e)	3.82%	3.87%	3.64%	3.70%	3.68%
Portfolio Turnover Rate	14	%(f)	8%	21%	14%	26%	12%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

94	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.98		$ 9.50	$ 9.82	$10.10	$10.05	$10.32
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.38 (c)	0.40 (c)	0.39 (c)	0.39	0.40 (c)
Net Realized and Unrealized Gain (Loss)	0.11		0.49	(0.30)	(0.26)	0.08	(0.24)

Total Income (Loss) From Operations	0.29		0.87	0.10	0.13	0.47	0.16

Less Distributions From:
Net Investment Income	(0.18)		(0.39)	(0.40)	(0.39)	(0.39)	(0.40)
Net Realized Gains	—		—	(0.02)	(0.02)	(0.03)	(0.03)

Total Distributions	(0.18)		(0.39)	(0.42)	(0.41)	(0.42)	(0.43)

Net Asset Value, End of Period	$10.09		$ 9.98	$ 9.50	$ 9.82	$10.10	$10.05

Total Return(a)	2.93%		9.24%	1.10%	1.30%	4.74%	1.52%
Net Assets, End of Period (000’s)	$40,119		$42,303	$38,627	$41,846	$47,611	$49,828
Ratios to Average Net Assets
Gross Expense	1.38	%(e)	1.38%	1.38%	1.39%	1.38%	1.42%
Net Expenses(b)	0.94	%(e)	0.82%	0.79%	0.81%	0.82%	0.82%
Net Investment Income	3.54	%(e)	3.90%	4.21%	3.95%	3.89%	3.93%
Portfolio Turnover Rate	4	%(f)	8%	6%	3%	16%	12%

CLASS B SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.00		$ 9.52	$ 9.84	$10.12	$10.07	$10.34
Income (Loss) From Operations:
Net Investment Income	0.14	(c)	0.30 (c)	0.31 (c)	0.30 (c)	0.30	0.31 (c)
Net Realized and Unrealized Gain (Loss)	0.12		0.48	(0.29)	(0.26)	0.08	(0.24)

Total Income (Loss) From Operations	0.26		0.78	0.02	0.04	0.38	0.07

Less Distributions From:
Net Investment Income	(0.14)		(0.30)	(0.32)	(0.30)	(0.30)	(0.31)
Net Realized Gains	—		—	(0.02)	(0.02)	(0.03)	(0.03)

Total Distributions	(0.14)		(0.30)	(0.34)	(0.32)	(0.33)	(0.34)

Net Asset Value, End of Period	$10.12		$ 10.00	$ 9.52	$ 9.84	$10.12	$10.07

Total Return(a)	2.62%		8.23%	0.20%	0.39%	3.80%	0.64%
Net Assets, End of Period (000’s)	$605		$670	$1,148	$1,564	$1,764	$1,887
Ratios to Average Net Assets
Gross Expense	1.88	%(e)	1.88%	1.88%	1.89%	1.89%	1.91%
Net Expenses(b)	1.67	%(e)	1.69%	1.70%	1.72%	1.71%	1.70%
Net Investment Income	2.81	%(e)	3.03%	3.29%	3.05%	3.00%	3.03%
Portfolio Turnover Rate	4	%(f)	8%	6%	3%	16%	12%

INSTITUTIONAL I SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.99		$ 9.51	$ 9.83	$10.11	$10.06	$10.33
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.40 (c)	0.41 (c)	0.40 (c)	0.40	0.41 (c)
Net Realized and Unrealized Gain (Loss)	0.12		0.48	(0.30)	(0.26)	0.08	(0.24)

Total Income (Loss) From Operations	0.31		0.88	0.11	0.14	0.48	0.17

Less Distributions From:
Net Investment Income	(0.19)		(0.40)	(0.41)	(0.40)	(0.40)	(0.41)
Net Realized Gains	—		—	(0.02)	(0.02)	(0.03)	(0.03)

Total Distributions	(0.19)		(0.40)	(0.43)	(0.42)	(0.43)	(0.44)

Net Asset Value, End of Period	$10.11		$ 9.99	$ 9.51	$ 9.83	$10.11	$10.06

Total Return(a)	3.15%		9.33%	1.20%	1.40%	4.84%	1.63%
Net Assets, End of Period (000’s)	$85,881		$85,039	$79,494	$86,933	$98,014	$95,924
Ratios to Average Net Assets
Gross Expense	1.13	%(e)	1.13%	1.13%	1.14%	1.14%	1.17%
Net Expenses(b)	0.67	%(e)	0.70%	0.70%	0.72%	0.72%	0.72%
Net Investment Income	3.82	%(e)	4.02%	4.30%	4.05%	4.00%	4.01%
Portfolio Turnover Rate	4	%(f)	8%	6%	3%	16%	12%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	95

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2010(h)		2010	2009		2008	2007	2006(c)		2005(d)
Net Asset Value, Beginning of Period	$10.86		$10.67	$10.67		$10.90	$10.93	$11.17		$11.63
Income (Loss) From Operations:
Net Investment Income	0.17	(e)	0.37 (e)	0.38	(e)	0.40 (e)	0.41	0.23		0.42
Net Realized and Unrealized Gain (Loss)	0.19		0.19	0.00	(g)	(0.14)	0.08	(0.14)		(0.31)

Total Income (Loss) From Operations	0.36		0.56	0.38		0.26	0.49	0.09		0.11

Less Distributions From:
Net Investment Income	(0.18)		(0.37)	(0.38)		(0.39)	(0.41)	(0.23)		(0.42)
Net Realized Gains	—		—	(0.00	)(g)	(0.10)	(0.11)	(0.10)		(0.15)

Total Distributions	(0.18)		(0.37)	(0.38)		(0.49)	(0.52)	(0.33)		(0.57)

Net Asset Value, End of Period	$11.04		$10.86	$10.67		$10.67	$10.90	$10.93		$11.17

Total Return(a)	3.29%		5.28%	3.73%		2.47%	4.56%	0.86%		1.00%
Net Assets, End of Period (000’s)	$21,580		$21,238	$20,085		$16,570	$18,129	$22,250		$25,107
Ratios to Average Net Assets
Gross Expense	1.80	%(i)	1.81%	1.88%		1.77%	1.71%	1.56	%(f)	0.98%
Net Expenses(b)	0.93	%(i)	0.82%	0.84%		0.88%	0.86%	0.45	%(f)	0.98%
Net Investment Income	3.15	%(i)	3.40%	3.62%		3.67%	3.76%	4.32	%(f)	3.63%
Portfolio Turnover Rate	8	%(j)	19%	7%		3%	9%	5%		12%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.
(d)	Reflects operations for the year ended October 31.
(e)	Per share numbers have been calculated using the average shares method.
(f)	Annualized for periods less than one year.
(g)	Represents less than $0.01.
(h)	Six months ended October 31, 2010 (unaudited).
(i)	Annualized for periods less than one year.
(j)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

96	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2010(g)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.63		$ 9.96		$ 9.97	$ 9.81	$ 9.64	$ 9.99
Income (Loss) From Operations:
Net Investment Income(c)	0.17		0.43		0.41	0.40	0.42	0.36
Net Realized and Unrealized Gain (Loss)	0.30		0.68		(0.00)	0.16	0.17	(0.34)

Total Income (Loss) From Operations	0.47		1.11		0.41	0.56	0.59	0.02

Less Distributions From:
Net Investment Income	(0.18)		(0.44)		(0.42)	(0.40)	(0.42)	(0.37)
Net Realized Gains	—		—		—	—	—	—

Total Distributions	(0.18)		(0.44)		(0.42)	(0.40)	(0.42)	(0.37)

Net Asset Value, End of Period	$10.92		$10.63		$ 9.96	$ 9.97	$ 9.81	$ 9.64

Total Return(a)	4.39%		11.33%		4.20%	5.85%	6.19%	0.23%
Net Assets, End of Period (000’s)	$7,099		$5,777		$2,619	$1,495	$1,455	$1,774
Ratios to Average Net Assets
Gross Expense	1.40	%(e)	1.41%		1.35%	1.36%	1.36%	1.36%
Net Expenses(b)	1.01	%(e)	0.87%		0.78%	0.85%	0.95%	0.98%
Net Investment Income	3.20	%(e)	4.23%		4.22%	4.12%	4.23%	3.64%
Portfolio Turnover Rate	252	%(h)	164%		191%	279%	189%	189%

CLASS B SHARES	2010(g)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.64		$ 9.96		$ 9.98	$ 9.81	$ 9.64	$ 9.99
Income (Loss) From Operations:
Net Investment Income(c)	0.14		0.36		0.33	0.30	0.34	0.29
Net Realized and Unrealized Gain (Loss)	0.31		0.67		(0.02)	0.19	0.17	(0.33)

Total Income (Loss) From Operations	0.45		1.03		0.31	0.49	0.51	(0.04)

Less Distributions From:
Net Investment Income	(0.15)		(0.35)		(0.33)	(0.32)	(0.34)	(0.31)
Net Realized Gains	—		—		—	—	—	—

Total Distributions	(0.15)		(0.35)		(0.33)	(0.32)	(0.34)	(0.31)

Net Asset Value, End of Period	$10.94		$10.64		$ 9.96	$ 9.98	$ 9.81	$ 9.64

Total Return(a)	4.22%		10.50%		3.21%	5.07%	5.41%	(0.46)%
Net Assets, End of Period (000’s)	$251		$290		$248	$158	$98	$129
Ratios to Average Net Assets
Gross Expense	1.90	%(e)	1.90%		1.85%	1.86%	1.86%	1.87%
Net Expenses(b)	1.66	%(e)	1.64%		1.63%	1.70%	1.68%	1.68%
Net Investment Income	2.55	%(e)	3.48%		3.36%	3.25%	3.48%	2.94%
Portfolio Turnover Rate	252	%(h)	164%		191%	279%	189%	189%

CLASS C SHARES	2010(g)		2010(d)
Net Asset Value, Beginning of Period	$10.65		$10.55
Income (Loss) From Operations:
Net Investment Income(c)	0.13		0.02
Net Realized and Unrealized Gain (Loss)	0.30		0.10

Total Income (Loss) From Operations	0.43		0.12

Less Distributions From:
Net Investment Income	(0.14)		(0.02)
Net Realized Gains	—		—

Total Distributions	(0.14)		(0.02)

Net Asset Value, End of Period	$10.94		$10.65

Total Return(a)	4.07%		1.10%
Net Assets, End of Period (000’s)	$1,085		$48
Ratios to Average Net Assets
Gross Expense	2.16	%(e)	2.30	%(e)
Net Expenses(b)	1.74	%(e)	1.81	%(e)
Net Investment Income	2.43	%(e)	3.30	%(e)
Portfolio Turnover Rate	252	%(h)	164	%(f)

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	97

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND – (continued)

INSTITUTIONAL I SHARES	2010(g)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.64		$ 9.96	$ 9.97	$ 9.81	$ 9.64	$ 9.99
Income (Loss) From Operations:
Net Investment Income(c)	0.19		0.47	0.43	0.42	0.44	0.38
Net Realized and Unrealized Gain (Loss)	0.30		0.67	(0.01)	0.16	0.17	(0.33)

Total Income (Loss) From Operations	0.49		1.14	0.42	0.58	0.61	0.05

Less Distributions From:
Net Investment Income	(0.20)		(0.46)	(0.43)	(0.42)	(0.44)	(0.40)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.20)		(0.46)	(0.43)	(0.42)	(0.44)	(0.40)

Net Asset Value, End of Period	$10.93		$10.64	$ 9.96	$ 9.97	$ 9.81	$ 9.64

Total Return(a)	4.66%		11.62%	4.35%	6.01%	6.42%	0.47%
Net Assets, End of Period (000’s)	$125,073		$122,553	$126,742	$178,343	$195,560	$216,402
Ratios to Average Net Assets
Gross Expense	1.15	%(e)	1.15%	1.09%	1.11%	1.11%	1.11%
Net Expenses(b)	0.66	%(e)	0.63%	0.63%	0.70%	0.73%	0.73%
Net Investment Income	3.55	%(e)	4.49%	4.31%	4.27%	4.44%	3.88%
Portfolio Turnover Rate	252	%(h)	164%	191%	279%	189%	189%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 5, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Six months ended October 31, 2010 (unaudited).
(h)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

98	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INCOME FUND

CLASS A SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.05		$ 9.24	$ 9.77	$ 9.84	$ 9.66	$10.08
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.39 (c)	0.45 (c)	0.46 (c)	0.44	0.39
Net Realized and Unrealized Gain (Loss)	0.37		0.81	(0.54)	(0.08)	0.20	(0.39)

Total Income (Loss) From Operations	0.56		1.20	(0.09)	0.38	0.64	—

Less Distributions From:
Net Investment Income	(0.19)		(0.39)	(0.44)	(0.45)	(0.45)	(0.39)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)

Total Distributions	(0.19)		(0.39)	(0.44)	(0.45)	(0.46)	(0.42)

Net Asset Value, End of Period	$10.42		$10.05	$ 9.24	$ 9.77	$ 9.84	$ 9.66

Total Return(a)	5.65%		13.13%	(0.84)%	3.93%	6.73%	(0.05)%
Net Assets, End of Period (000’s)	$6,116		$6,289	$5,681	$5,572	$6,381	$7,253
Ratios to Average Net Assets
Gross Expense	1.26	%(e)	1.26%	1.32%	1.29%	1.31%	1.28%
Net Expenses(b)	0.99	%(e)	0.84%	0.78%	0.88%	0.99%	1.02%
Net Investment Income	3.79	%(e)	4.00%	4.75%	4.66%	4.61%	3.79%
Portfolio Turnover Rate	58	%(f)	142%	93%	152%	79%	96%

CLASS B SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.91		$ 9.11	$ 9.64	$ 9.71	$ 9.53	$ 9.95
Income (Loss) From Operations:
Net Investment Income	0.16	(c)	0.31 (c)	0.36 (c)	0.37 (c)	0.37	0.32
Net Realized and Unrealized Gain (Loss)	0.36		0.80	(0.53)	(0.07)	0.19	(0.39)

Total Income (Loss) From Operations	0.52		1.11	(0.17)	0.30	0.56	(0.07)

Less Distributions From:
Net Investment Income	(0.16)		(0.31)	(0.36)	(0.37)	(0.37)	(0.32)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)

Total Distributions	(0.16)		(0.31)	(0.36)	(0.37)	(0.38)	(0.35)

Net Asset Value, End of Period	$10.27		$ 9.91	$ 9.11	$ 9.64	$ 9.71	$ 9.53

Total Return(a)	5.25%		12.27%	(1.69)%	3.11%	6.03%	(0.75)%
Net Assets, End of Period (000’s)	$504		$584	$850	$888	$1,105	$1,561
Ratios to Average Net Assets
Gross Expense	1.76	%(e)	1.76%	1.83%	1.79%	1.81%	1.79%
Net Expenses(b)	1.66	%(e)	1.64%	1.63%	1.73%	1.74%	1.73%
Net Investment Income	3.11	%(e)	3.19%	3.89%	3.80%	3.86%	3.08%
Portfolio Turnover Rate	58	%(f)	142%	93%	152%	79%	96%

INSTITUTIONAL I SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.90		$ 9.10	$ 9.63	$ 9.71	$ 9.53	$ 9.95
Income (Loss) From Operations:
Net Investment Income	0.21	(c)	0.40 (c)	0.43 (c)	0.48 (c)	0.46	0.42
Net Realized and Unrealized Gain (Loss)	0.36		0.80	(0.50)	(0.10)	0.19	(0.40)

Total Income (Loss) From Operations	0.57		1.20	(0.07)	0.38	0.65	0.02

Less Distributions From:
Net Investment Income	(0.21)		(0.40)	(0.46)	(0.46)	(0.46)	(0.41)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)

Total Distributions	(0.21)		(0.40)	(0.46)	(0.46)	(0.47)	(0.44)

Net Asset Value, End of Period	$10.26		$ 9.90	$ 9.10	$ 9.63	$ 9.71	$ 9.53

Total Return(a)	5.79%		13.39%	(0.71)%	4.03%	7.03%	0.16%
Net Assets, End of Period (000’s)	$190,811		$205,794	$159,120	$91,416	$115,486	$133,002
Ratios to Average Net Assets
Gross Expense	1.01	%(e)	1.01%	1.06%	1.04%	1.06%	1.04%
Net Expenses(b)	0.66	%(e)	0.64%	0.64%	0.73%	0.79%	0.81%
Net Investment Income	4.11	%(e)	4.21%	4.83%	4.80%	4.81%	4.01%
Portfolio Turnover Rate	58	%(f)	142%	93%	152%	79%	96%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	99

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB STRATEGIC ALLOCATION FUND

CLASS A SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 8.62		$ 6.72		$10.07	$10.67	$10.47	$ 9.96
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	0.04	(c)	0.10 (c)	0.10 (c)	0.12 (c)	0.12
Net Realized and Unrealized Gain (Loss)	0.27		1.87		(2.82)	(0.19)	0.87	1.09

Total Income (Loss) From Operations	0.30		1.91		(2.72)	(0.09)	0.99	1.21

Less Distributions From:
Net Investment Income	(0.05)		(0.01)		(0.10)	(0.16)	(0.22)	(0.11)
Net Realized Gains	—		—		(0.53)	(0.35)	(0.57)	(0.59)

Total Distributions	(0.05)		(0.01)		(0.63)	(0.51)	(0.79)	(0.70)

Net Asset Value, End of Period	$ 8.87		$ 8.62		$ 6.72	$10.07	$10.67	$10.47

Total Return(a)	3.52%		28.39%		(26.61)%	(0.93)%	9.80%	12.45%
Net Assets, End of Period (000’s)	$51,359		$21,822		$21,871	$36,868	$41,963	$42,198
Ratios to Average Net Assets
Gross Expense(i)	1.66	%(e)	1.39%		1.48%	1.20%	1.14%	1.22%
Net Expenses(b)(i)	0.83	%(e)	0.83%		0.86%	0.88%	0.89%	0.97%
Net Investment Income	0.72	%(e)	0.46%		1.31%	0.98%	1.20%	1.44%
Portfolio Turnover Rate	49	%(f)	10%		42%	21%	22%	9%

CLASS B SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 8.33		$ 6.54		$ 9.82	$10.49	$10.35	$ 9.88
Income (Loss) From Operations:
Net Investment Income	0.00	(c)(g)	(0.03	)(c)	0.03 (c)	0.02 (c)	0.05 (c)	0.05
Net Realized and Unrealized Gain (Loss)	0.26		1.82		(2.74)	(0.18)	0.85	1.07

Total Income (Loss) From Operations	0.26		1.79		(2.71)	(0.16)	0.90	1.12

Less Distributions From:
Net Investment Income	(0.01)		—		(0.04)	(0.16)	(0.19)	(0.06)
Net Realized Gains	—		—		(0.53)	(0.35)	(0.57)	(0.59)

Total Distributions	(0.01)		—		(0.57)	(0.51)	(0.76)	(0.65)

Net Asset Value, End of Period	$ 8.58		$ 8.33		$ 6.54	$ 9.82	$10.49	$10.35

Total Return(a)	3.08%		27.37%		(27.16)%	(1.70)%	8.94%	11.61%
Net Assets, End of Period (000’s)	$19,855		$13,660		$12,432	$21,403	$23,656	$22,566
Ratios to Average Net Assets
Gross Expense(i)	2.14	%(e)	1.88%		1.97%	1.72%	1.64%	1.72%
Net Expenses(b)(i)	1.58	%(e)	1.62%		1.67%	1.65%	1.64%	1.72%
Net Investment Income	(0.04	)%(e)	(0.33)%		0.45%	0.18%	0.45%	0.52%
Portfolio Turnover Rate	49	%(f)	10%		42%	21%	22%	9%

INSTITUTIONAL I SHARES	2010(h)
Net Asset Value, Beginning of Period	$ 8.08
Income (Loss) From Operations:
Net Investment Income	0.03	(c)
Net Realized and Unrealized Gain (Loss)	0.79

Total Income (Loss) From Operations	0.82

Less Distributions From:
Net Investment Income	(0.04)
Net Realized Gains	—

Total Distributions	(0.04)

Net Asset Value, End of Period	$ 8.86

Total Return(a)	10.13%
Net Assets, End of Period (000’s)	$3,009
Ratios to Average Net Assets
Gross Expense(i)	1.44	%(e)
Net Expenses(b)(i)	0.69	%(e)
Net Investment Income	0.89	%(e)
Portfolio Turnover Rate	49	%(f)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2010 (unaudited). Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. See Note 8. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for Classes A & B.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.
(g)	Represents less than $0.01.
(h)	For the period from June 11, 2010 (commencement of operations) to October 31, 2010.
(i)	The Fund invests in other MTB Group of Funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying MTB Group of Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

100	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP VALUE FUND

CLASS A SHARES	2010(e)		2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$9.85		$ 7.03		$11.32	$13.41	$12.44		$10.93
Income (Loss) From Operations:
Net Investment Income	0.02	(c)	0.04	(c)	0.19 (c)	0.12 (c)	0.12		0.10
Net Realized and Unrealized Gain (Loss)	(0.06)		2.83		(4.30)	(1.35)	1.80		2.29

Total Income (Loss) From Operations	(0.04)		2.87		(4.11)	(1.23)	1.92		2.39

Less Distributions From:
Net Investment Income	(0.02)		(0.05)		(0.15)	(0.12)	(0.12)		(0.10)
Return of Capital	—		0.00	(d)	—	—	—		—
Net Realized Gains	—		—		(0.03)	(0.74)	(0.83)		(0.78)

Total Distributions	(0.02)		(0.05)		(0.18)	(0.86)	(0.95)		(0.88)

Net Asset Value, End of Period	$9.79		$ 9.85		$ 7.03	$11.32	$13.41		$12.44

Total Return(a)	(0.37)%		41.02%		(36.53)%	(9.56)%	16.10%		22.45%
Net Assets, End of Period (000’s)	$6,050		$6,606		$5,027	$40,021	$39,023		$34,187
Ratios to Average Net Assets
Gross Expense	1.42	%(f)	1.42%		1.34%	1.31%	1.21%		1.27%
Net Expenses(b)	1.30	%(f)	1.15%		0.53%	1.03%	0.93%		0.98%
Net Investment Income	0.37	%(f)	0.41%		2.30%	0.93%	0.94%		0.86%
Portfolio Turnover Rate	13	%(g)	29%		34%	17%	18%		18%

CLASS B SHARES	2010(e)		2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$9.71		$ 6.95		$11.15	$13.21	$12.27		$10.80
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.01	)(c)	(0.03	)(c)	0.06 (c)	0.01 (c)	(0.00	)(d)	0.00 (d)
Net Realized and Unrealized Gain (Loss)	(0.05)		2.80		(4.20)	(1.32)	1.78		2.25

Total Income (Loss) From Operations	(0.06)		2.77		(4.14)	(1.31)	1.78		2.25

Less Distributions From:
Net Investment Income	—		(0.01)		(0.03)	(0.01)	(0.01)		—
Return of Capital	—		(0.00	)(d)	—	—	—		—
Net Realized Gains	—		—		(0.03)	(0.74)	(0.83)		(0.78)

Total Distributions	—		(0.01)		(0.06)	(0.75)	(0.84)		(0.78)

Net Asset Value, End of Period	$9.65		$ 9.71		$ 6.95	$11.15	$13.21		$12.27

Total Return(a)	(0.62)%		39.91%		(37.12)%	(10.30)%	15.01%		21.38%
Net Assets, End of Period (000’s)	$667		$858		$840	$1,232	$1,418		$1,229
Ratios to Average Net Assets
Gross Expense	1.92	%(f)	1.92%		1.87%	1.87%	1.88%		1.92%
Net Expenses(b)	1.91	%(f)	1.89%		1.85%	1.85%	1.88%		1.92%
Net Investment Income	(0.24	)%(f)	(0.31)%		0.67%	0.11%	(0.01)%		(0.07)%
Portfolio Turnover Rate	13	%(g)	29%		34%	17%	18%		18%

INSTITUTIONAL I SHARES	2010(e)		2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$9.88		$ 7.05		$11.34	$13.41	$12.45		$10.93
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	0.05	(c)	0.13 (c)	0.13 (c)	0.11		0.10
Net Realized and Unrealized Gain (Loss)	(0.04)		2.84		(4.26)	(1.34)	1.79		2.29

Total Income (Loss) From Operations	(0.01)		2.89		(4.13)	(1.21)	1.90		2.39

Less Distributions From:
Net Investment Income	(0.04)		(0.06)		(0.13)	(0.12)	(0.11)		(0.09)
Return of Capital	—		0.00	(d)	—	—	—		—
Net Realized Gains	—		—		(0.03)	(0.74)	(0.83)		(0.78)

Total Distributions	(0.04)		(0.06)		(0.16)	(0.86)	(0.94)		(0.87)

Net Asset Value, End of Period	$9.83	(h)	$ 9.88		$ 7.05	$11.34	$13.41		$12.45

Total Return(a)	(0.24)%		41.23%		(36.62)%	(9.42)%	15.92%		22.54%
Net Assets, End of Period (000’s)	$156,356		$156,442		$117,108	$121,163	$133,496		$115,735
Ratios to Average Net Assets
Gross Expense	1.18	%(f)	1.17%		1.13%	1.13%	1.14%		1.17%
Net Expenses(b)	1.01	%(f)	0.99%		0.96%	0.97%	1.00%		1.03%
Net Investment Income	0.64	%(f)	0.57%		1.55%	0.99%	0.88%		0.82%
Portfolio Turnover Rate	13	%(g)	29%		34%	17%	18%		18%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2010 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.
(h)	Net Asset Value (“NAV”) varies from NAV reported to shareholders on October 31, 2010, as these financial statements are prepared inclusive of trade date adjustments.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	101

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP GROWTH FUND

CLASS A SHARES	2010(f)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$ 8.09		$5.80		$ 8.75		$ 9.29		$ 8.30		$ 7.48
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.01	)(c)	0.00	(c)(d)	(0.01	)(c)	0.00	(c)(d)	0.01	(c)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.09)		2.29		(2.93)		(0.27)		0.98		0.84

Total Income (Loss) From Operations	(0.10)		2.29		(2.94)		(0.27)		0.99		0.83

Less Distributions From:
Net Investment Income	—		0.00	(d)	(0.01)		(0.02)		—		(0.01)
Net Realized Gains	—		—		—		(0.25)		—		—
Return of Capital	—		—		—		0.00	(d)	—		—

Total Distributions	—		—		(0.01)		(0.27)		—		(0.01)

Net Asset Value, End of Period	$ 7.99		$8.09		$ 5.80		$ 8.75		$ 9.29		$ 8.30

Total Return(a)	(1.24)%		39.52%		(33.56)%		(3.09)%		11.93%		11.05%
Net Assets, End of Period (000’s)	$19,484		$20,790		$15,714		$1,858		$1,987		$2,936
Ratios to Average Net Assets
Gross Expense	1.66	%(g)	1.64%		1.53%		1.63%		1.71%		1.69%
Net Expenses(b)	1.42	%(g)	1.29%		1.23%		1.31%		1.32%		1.29%
Net Investment Income (Loss)	(0.18	)%(g)	(0.06)%		(0.16)%		0.05%		0.16%		0.06%
Portfolio Turnover Rate	38	%(h)	83%		138%		76%		56%		64%

CLASS B SHARES	2010(f)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$ 7.48		$ 5.40		$ 8.18		$ 8.77		$ 7.89		$ 7.16
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.03	)(c)	(0.05	)(c)	(0.04	)(c)	(0.06	)(c)	(0.05	)(c)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.09)		2.13		(2.74)		(0.27)		0.93		0.79

Total Income (Loss) From Operations	(0.12)		2.08		(2.78)		(0.33)		0.88		0.73

Less Distributions From:
Net Investment Income	—		—		—		(0.01)		—		—
Net Realized Gains	—		—		—		(0.25)		—		—
Return of Capital	—		—		—		0.00	(d)	—		—

Total Distributions	—		—		—		(0.26)		—		—

Net Asset Value, End of Period	$ 7.36		$ 7.48		$ 5.40		$ 8.18		$ 8.77		$ 7.89

Total Return(a)	(1.47)%		38.33%		(33.99)%		(3.91)%		11.15%		10.20%
Net Assets, End of Period (000’s)	$1,195		$1,722		$2,508		$964		$1,229		$1,316
Ratios to Average Net Assets
Gross Expense	2.16	%(g)	2.12%		2.08%		2.13%		2.21%		2.21%
Net Expenses(b)	2.01	%(g)	2.01%		2.01%		2.05%		2.07%		2.07%
Net Investment Income (Loss)	(0.76	)%(g)	(0.77)%		(0.68)%		(0.69)%		(0.60)%		(0.71)%
Portfolio Turnover Rate	38	%(h)	83%		138%		76%		56%		64%

INSTITUTIONAL I SHARES	2010(f)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$ 8.09		$ 5.80		$ 8.75		$ 9.28		$ 8.30		$ 7.47
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01	(c)	0.02	(c)	0.01	(c)	0.03	(c)	0.01
Net Realized and Unrealized Gain (Loss)	(0.09)		2.29		(2.95)		(0.27)		0.97		0.83

Total Income (Loss) From Operations	(0.08)		2.30		(2.93)		(0.26)		1.00		0.84

Less Distributions From:
Net Investment Income	—		(0.01)		(0.02)		(0.02)		(0.02)		(0.01)
Net Realized Gains	—		—		—		(0.25)		—		—
Return of Capital	—		—		—		0.00	(d)	—		—

Total Distributions	—		(0.01)		(0.02)		(0.27)		(0.02)		(0.01)

Net Asset Value, End of Period	$ 8.01		$ 8.09		$ 5.80		$ 8.75		$ 9.28		$ 8.30

Total Return(a)	(0.99)%		39.72%		(33.47)%		(2.97)%		12.09%		11.30%
Net Assets, End of Period (000’s)	$105,212		$121,608		$92,658		$69,988		$49,283		$47,656
Ratios to Average Net Assets
Gross Expense	1.41	%(g)	1.39%		1.36%		1.38%		1.46%		1.46%
Net Expenses(b)	1.03	%(g)	1.10	%(e)	1.13	%(b)	1.17	%(b)	1.15	%(b)	1.13	%(b)
Net Investment Income	0.21	%(g)	0.14%		0.30%		0.16%		0.30%		0.22%
Portfolio Turnover Rate	38	%(h)	83%		138%		76%		56%		64%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	The investment advisor contractually waived or reimbursed a portion of their fees.
(f)	Six months ended October 31, 2010 (unaudited).
(g)	Annualized for periods less than one year.
(h)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

102	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MID CAP GROWTH FUND

CLASS A SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.24		$ 8.37		$13.43	$15.05	$16.29	$14.06
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.04)		(0.05)		(0.01)	(0.09)	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss)	0.51		3.93		(4.74)	0.74	0.99	4.13

Total Income (Loss) From Operations	0.47		3.88		(4.75)	0.65	0.92	4.07

Less Distributions From:
Net Investment Income	—		(0.01)		—	—	—	—
Return of Capital	—		(0.00	)(d)	—	—	—	—
Net Realized Gains	—		—		(0.31)	(2.27)	(2.16)	(1.84)

Total Distributions	—		(0.01)		(0.31)	(2.27)	(2.16)	(1.84)

Net Asset Value, End of Period	$12.71		$12.24		$ 8.37	$13.43	$15.05	$16.29

Total Return(a)	3.84%		46.30%		(34.75)%	4.48%	6.64%	30.27%
Net Assets, End of Period (000’s)	$40,657		$40,438		$19,638	$6,314	$6,930	$7,734
Ratios to Average Net Assets
Gross Expense	1.59	%(f)	1.62%		1.59%	1.66%	1.64%	1.61%
Net Expenses(b)	1.24	%(f)	1.13%		1.08%	1.25%	1.29%	1.29%
Net Investment Income (Loss)	(0.67	)%(f)	(0.51)%		(0.10)%	(0.60)%	(0.51)%	(0.41)%
Portfolio Turnover Rate	14	%(g)	56%		90%	58%	75%	79%

CLASS B SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.55		$ 7.96		$12.90	$14.65	$16.02	$13.96
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.07)		(0.12)		(0.06)	(0.19)	(0.18)	(0.18)
Net Realized and Unrealized Gain (Loss)	0.48		3.71		(4.57)	0.71	0.97	4.08

Total Income (Loss) From Operations	0.41		3.59		(4.63)	0.52	0.79	3.90

Less Distributions From:
Net Investment Income	—		—		—	—	—	—
Net Realized Gains	—		—		(0.31)	(2.27)	(2.16)	(1.84)

Total Distributions	—		—		(0.31)	(2.27)	(2.16)	(1.84)

Net Asset Value, End of Period	$11.96		$11.55		$ 7.96	$12.90	$14.65	$16.02

Total Return(a)	3.55%		45.10%		(35.26)%	3.67%	5.91%	29.23%
Net Assets, End of Period (000’s)	$1,570		$2,108		$1,321	$528	$646	$647
Ratios to Average Net Assets
Gross Expense	2.09	%(f)	2.13%		2.11%	2.05%	2.13%	2.12%
Net Expenses(b)	1.83	%(f)	1.85%		1.83%	1.90%	2.04%	2.05%
Net Investment Income (Loss)	(1.26	)%(f)	(1.23)%		(0.80)%	(1.35)%	(1.26)%	(1.14)%
Portfolio Turnover Rate	14	%(g)	56%		90%	58%	75%	79%

INSTITUTIONAL I SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.49		$ 8.54		$13.66	$15.25	$16.45	$14.17
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.03)		(0.04)		0.02	(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss)	0.52		4.00		(4.83)	0.75	1.01	4.16

Total Income (Loss) From Operations	0.49		3.96		(4.81)	0.68	0.96	4.12

Less Distributions From:
Net Investment Income	—		(0.01)		—	—	—	—
Return of Capital	—		(0.00	)(d)	—	—	—	—
Net Realized Gains	—		—		(0.31)	(2.27)	(2.16)	(1.84)

Total Distributions	—		(0.01)		(0.31)	(2.27)	(2.16)	(1.84)

Net Asset Value, End of Period	$12.98		$12.49		$ 8.54	$13.66	$15.25	$16.45

Total Return(a)	3.92%		46.37%		(34.60)%	4.63%	6.83%	30.39%
Net Assets, End of Period (000’s)	$145,506		$143,594		$95,447	$68,897	$53,180	$81,759
Ratios to Average Net Assets
Gross Expense	1.34	%(f)	1.36%		1.39%	1.41%	1.39%	1.36%
Net Expenses(b)	1.05	%(f)	0.96	%(h)	0.94%	1.11%	1.14%	1.13%
Net Investment Income (Loss)	(0.48	)%(f)	(0.33)%		0.18%	(0.49)%	(0.35)%	(0.25)%
Portfolio Turnover Rate	14	%(g)	56%		90%	58%	75%	79%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2010 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.
(h)	The investment advisor contractually waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	103

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND

CLASS A SHARES	2010(e)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$14.48		$ 9.99		$15.53		$19.40		$21.07		$14.53
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.07	)(c)	(0.12	)(c)	(0.06	)(c)	(0.17	)(c)	(0.13	)(c)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.55)		4.61		(5.48)		(0.65)		1.59		6.64

Total Income (Loss) From Operations	(0.62)		4.49		(5.54)		(0.82)		1.46		6.59

Less Distributions From:
Net Investment Income	—		—		—		—		—		—
Net Realized Gains	—		—		—		(3.05)		(3.13)		(0.05)

Total Distributions	—		—		—		(3.05)		(3.13)		(0.05)

Net Asset Value, End of Period	$13.86		$14.48		$ 9.99		$15.53		$19.40		$21.07

Total Return(a)	(4.28)%		44.94%		(35.67)%		(5.26)%		8.08%		45.47%
Net Assets, End of Period (000’s)	$38,043		$41,276		$29,935		$47,294		$55,406		$59,464
Ratios to Average Net Assets
Gross Expense	1.68	%(f)	1.70%		1.66%		1.62%		1.61%		1.68%
Net Expenses(b)	1.44	%(f)	1.30%		1.26%		1.31%		1.31%		1.31%
Net Investment Income (Loss)	(1.01	)%(f)	(0.98)%		(0.49)%		(0.93)%		(0.68)%		(0.60)%
Portfolio Turnover Rate	264	%(g)	635%		865%		600%		452%		534%

CLASS B SHARES	2010(e)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$13.28		$ 9.23		$14.47		$18.31		$20.20		$14.04
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.10	)(c)	(0.19	)(c)	(0.13	)(c)	(0.29	)(c)	(0.26	)(c)	(0.22)
Net Realized and Unrealized Gain (Loss)	(0.51)		4.24		(5.11)		(0.60)		1.50		6.43

Total Income (Loss) From Operations	(0.61)		4.05		(5.24)		(0.89)		1.24		6.21

Less Distributions From:
Net Investment Income	—		—		—		—		—		—
Net Realized Gains	—		—		—		(2.95)		(3.13)		(0.05)

Total Distributions	—		—		—		(2.95)		(3.13)		(0.05)

Net Asset Value, End of Period	$12.67		$13.28		$ 9.23		$14.47		$18.31		$20.20

Total Return(a)	(4.59)%		43.88%		(36.21)%		(5.96)%		7.27%		44.35%
Net Assets, End of Period (000’s)	$1,179		$1,953		$1,808		$2,119		$2,747		$2,940
Ratios to Average Net Assets
Gross Expense	2.18	%(f)	2.20%		2.20%		2.11%		2.11%		2.19%
Net Expenses(b)	2.11	%(f)	2.06%		2.06%		2.06%		2.05%		2.05%
Net Investment Income (Loss)	(1.67	)%(f)	(1.74)%		(1.27)%		(1.68)%		(1.43)%		(1.34)%
Portfolio Turnover Rate	264	%(g)	635%		865%		600%		452%		534%

CLASS C SHARES	2010(e)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$13.97		$ 9.61		$14.93		$18.75		$20.47		$14.12
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.06	)(c)	(0.09	)(c)	(0.05	)(c)	(0.15	)(c)	(0.13	)(c)	(0.04)
Net Realized and Unrealized Gain (Loss)	(0.54)		4.45		(5.27)		(0.63)		1.54		6.44

Total Income (Loss) From Operations	(0.60)		4.36		(5.32)		(0.78)		1.41		6.40

Less Distributions From:
Net Investment Income	—		—		—		—		—		—
Net Realized Gains	—		—		—		(3.04)		(3.13)		(0.05)

Total Distributions	—		—		—		(3.04)		(3.13)		(0.05)

Net Asset Value, End of Period	$13.37		$13.97		$ 9.61		$14.93		$18.75		$20.47

Total Return(a)	(4.23)%		45.27%		(35.63)%		(5.23)%		8.06%		45.44%
Net Assets, End of Period (000’s)	$276		$325		$210		$299		$287		$386
Ratios to Average Net Assets
Gross Expense	2.18	%(f)	2.20%		2.62%		1.47%		1.39%		1.42%
Net Expenses(b)	1.44	%(f)	1.09%		1.22%		1.28%		1.31%		1.28%
Net Investment Income (Loss)	(1.01	)%(f)	(0.75)%		(0.42)%		(0.89)%		(0.68)%		(0.56)%
Portfolio Turnover Rate	264	%(g)	635%		865%		600%		452%		534%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

104	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND – (continued)

INSTITUTIONAL I SHARES	2010(e)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$14.89		$10.26		$15.94		$19.83		$21.44		$14.77
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.05	)(c)	(0.10	)(c)	(0.05	)(c)	(0.15	)(c)	(0.11	)(c)	0.01
Net Realized and Unrealized Gain (Loss)	(0.57)		4.73		(5.63)		(0.67)		1.63		6.71

Total Income (Loss) From Operations	(0.62)		4.63		(5.68)		(0.82)		1.52		6.72

Less Distributions From:
Net Investment Income	—		—		—		—		—		—
Net Realized Gains	—		—		—		(3.07)		(3.13)		(0.05)

Total Distributions	—		—		—		(3.07)		(3.13)		(0.05)

Net Asset Value, End of Period	$14.27		$14.89		$10.26		$15.94		$19.83		$21.44

Total Return(a)	(4.16)%		45.13%		(35.63)%		(5.16)%		8.22%		45.61%
Net Assets, End of Period (000’s)	$122,969		$130,502		$93,014		$141,074		$126,882		$115,762
Ratios to Average Net Assets
Gross Expense	1.43	%(f)	1.45%		1.43%		1.38%		1.38%		1.45%
Net Expenses(b)	1.23	%(f)	1.17	%(d)	1.18%		1.19%		1.18%		1.17%
Net Investment Income (Loss)	(0.80	)%(f)	(0.84)%		(0.40)%		(0.81)%		(0.56)%		(0.46)%
Portfolio Turnover Rate	264	%(g)	635%		865%		600%		452%		534%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The investment advisor contractually waived or reimbursed a portion of their fees.
(e)	Six months ended October 31, 2010 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	105

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.43		$ 6.24	$12.18	$13.75	$12.26	$10.88
Income (Loss) From Operations:
Net Investment Income(c)	0.06		0.08	0.18	0.17	0.16	0.11
Net Realized and Unrealized Gain (Loss)	0.55		2.12	(5.67)	(0.44)	2.08	2.83

Total Income (Loss) From Operations	0.61		2.20	(5.49)	(0.27)	2.24	2.94

Less Distributions From:
Net Investment Income	—		(0.01)	(0.15)	(0.13)	(0.12)	(0.18)
Net Realized Gains	—		—	(0.30)	(1.17)	(0.63)	(1.38)

Total Distributions	—		(0.01)	(0.45)	(1.30)	(0.75)	(1.56)

Net Asset Value, End of Period	$9.04		$ 8.43	$ 6.24	$12.18	$13.75	$12.26

Total Return(a)	7.36%		35.06%	(44.87)%	(2.39)%	18.89%	29.77%
Net Assets, End of Period (000’s)	$7,280		$7,129	$5,691	$11,709	$13,245	$11,887
Ratios to Average Net Assets
Gross Expense	1.72	%(e)	1.72%	1.69%	1.69%	1.85%	1.79%
Net Expenses(b)	1.44	%(e)	1.43%	1.37%	1.43%	1.54%	1.48%
Net Investment Income	1.42	%(e)	0.98%	2.21%	1.25%	1.30%	0.97%
Portfolio Turnover Rate	22	%(f)	52%	105%	58%	39%	136%

CLASS B SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.03		$5.99	$11.72	$13.37	$11.96	$10.67
Income (Loss) From Operations:
Net Investment Income(c)	0.03		0.01	0.12	0.06	0.06	0.01
Net Realized and Unrealized Gain (Loss)	0.52		2.03	(5.45)	(0.41)	2.02	2.78

Total Income (Loss) From Operations	0.55		2.04	(5.33)	(0.35)	2.08	2.79

Less Distributions From:
Net Investment Income	—		—	(0.10)	(0.13)	(0.04)	(0.12)
Net Realized Gains	—		—	(0.30)	(1.17)	(0.63)	(1.38)

Total Distributions	—		—	(0.40)	(1.30)	(0.67)	(1.50)

Net Asset Value, End of Period	$8.58		$8.03	$ 5.99	$11.72	$13.37	$11.96

Total Return(a)	6.85%		34.06%	(45.30)%	(3.15)%	18.01%	28.84%
Net Assets, End of Period (000’s)	$394		$498	$441	$1,095	$1,040	$827
Ratios to Average Net Assets
Gross Expense	2.22	%(e)	2.22%	2.19%	2.22%	2.38%	2.35%
Net Expenses(b)	2.21	%(e)	2.22%	2.18%	2.21%	2.29%	2.25%
Net Investment Income	0.73	%(e)	0.19%	1.43%	0.48%	0.53%	0.12%
Portfolio Turnover Rate	22	%(f)	52%	105%	58%	39%	136%

INSTITUTIONAL I SHARES	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.36		$ 6.19	$12.09	$13.64	$12.17	$10.81
Income (Loss) From Operations:
Net Investment Income(c)	0.06		0.09	0.18	0.18	0.17	0.11
Net Realized and Unrealized Gain (Loss)	0.55		2.10	(5.62)	(0.42)	2.06	2.81

Total Income (Loss) From Operations	0.61		2.19	(5.44)	(0.24)	2.23	2.92

Less Distributions From:
Net Investment Income	—		(0.02)	(0.16)	(0.14)	(0.13)	(0.18)
Net Realized Gains	—		—	(0.30)	(1.17)	(0.63)	(1.38)

Total Distributions	—		(0.02)	(0.46)	(1.31)	(0.76)	(1.56)

Net Asset Value, End of Period	$8.97		$ 8.36	$ 6.19	$12.09	$13.64	$12.17

Total Return(a)	7.30%		35.33%	(44.84)%	(2.25)%	18.93%	29.84%
Net Assets, End of Period (000’s)	$207,194		$196,459	$153,106	$273,900	$244,088	$152,530
Ratios to Average Net Assets
Gross Expense	1.47	%(e)	1.47%	1.46%	1.45%	1.62%	1.59%
Net Expenses(b)	1.31	%(e)	1.32%	1.30%	1.31%	1.46%	1.44%
Net Investment Income	1.53	%(e)	1.10%	2.27%	1.42%	1.33%	0.98%
Portfolio Turnover Rate	22	%(f)	52%	105%	58%	39%	136%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

106	NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds

October 31, 2010 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of

23 portfolios, 15 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 8 funds (1 of which is only made available to variable annuity contracts) are presented in separate reports.

Fund	Investment Objectives
MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, preservation of capital.

MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	The Fund seeks to provide current income.

MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital appreciation.

MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)*	The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

MTB Income Fund (“Income Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

MTB Strategic Allocation Fund (“Strategic Allocation Fund”)(d)	The Fund seeks to provide total return.

MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	The Fund seeks to provide long term capital appreciation and secondarily, current income.

MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	The Fund seeks to provide long term capital appreciation.

MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	The Fund seeks to provide long term capital appreciation.

MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	The Fund seeks to provide long term capital appreciation.

MTB International Equity Fund (“International Equity Fund”)(d)	The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d)	Diversified

(n)	Non-diversified

*	The Virginia Municipal Bond Fund is the successor and accounting survivor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The FBR Virginia Tax-Free Portfolio’s fiscal year-end was October 31.

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October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	107

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

As of the close of business on December 31, 2008, the Funds’ Class B Shares were no longer available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date retained their current Class B Shares, but are not able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable deferred sales charges. Shareholders also retain the ability to exchange their Class B Shares for Class B Shares of other Funds in the Trust. Additionally, Rule 12b-1 fees continue to be assessed and collected on the Class B Shares of the Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended October 31, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

108	NOTES TO FINANCIAL STATEMENTS

repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the counterparty to the repurchase agreement. Other repurchase agreements are treated as obligations of the counterparty secured by the underlying securities. Nevertheless, the insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Investment transactions are accounted for on a trade date for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distribution from net investment income are declared and paid as follows:

Fund	Dividends Declared	Dividends Paid
Short Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Strategic Allocation Fund	Quarterly	Quarterly
Large Cap Value Fund	Quarterly	Quarterly
Large Cap Growth Fund	Annually	Annually
Mid Cap Growth Fund	Annually	Annually
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such

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October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	109

transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts – The International Equity Fund may periodically purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There were no futures contracts outstanding during the six months ended October 31, 2010.

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchase and sales, will not exceed 12 months.

Lending of Portfolio Securities

Effective September 2009, the Trust entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of October 31, 2010, the Funds listed below had securities with the following values on loan:

	Value of Securities on Loan	Value of Collateral
MTB Short-Term Corporate Bond Fund	$12,736,658	$13,059,700
MTB U.S. Government Bond Fund	3,143,954	3,209,000
MTB Intermediate-Term Bond Fund	3,292,864	3,363,000
MTB Income Fund	8,860,537	9,044,000
MTB Large Cap Growth Fund	4,359,127	4,476,000
MTB Mid Cap Growth Fund	9,284,121	9,540,980
MTB Small Cap Growth Fund	9,579,236	9,894,000
MTB International Equity Fund	8,715,420	9,138,000

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

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SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

110	NOTES TO FINANCIAL STATEMENTS
3.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for income recognition on foreign currency transactions, expiration of capital loss carryforwards, reclassification of ordinary loss to short-term gains, market discount reclass, partnership adjustments, REIT dividend reclasses, and discount accretion/premium amortization on debt securities.

As of April 30, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the three-year periods ended April 30, 2009, 2008, and 2007, remain subject to examination by the Internal Revenue Service.

For the year ended April 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
US Government Bond Fund	$(459,205)	$—	$459,205
New York Municipal Bond Fund	—	3,120	(3,120)
Pennsylvania Municipal Bond Fund	—	(22,840)	22,840
Maryland Municipal Bond Fund	—	(1,588)	1,588
Virginia Municipal Bond Fund	—	(3,472)	3,472
Strategic Allocation Fund	(32,428,634)	(1,974)	32,430,608
Large Cap Value Fund	6,293,602	(617)	(6,292,985)
Large Cap Growth Fund	5,837,776	79,326	(5,917,102)
Mid Cap Growth Fund	26,694,894	557,124	(27,252,018)
Small Cap Growth Fund	10,374,912	1,290,603	(11,665,515)
International Equity Fund	—	200,053	(200,053)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended April 30, 2010 and 2009 were as follows:

	2010				2009
Fund	Return of Capital	Ordinary Income*		Return of Capital	Ordinary Income*		Long-Term Capital Gains
Short Duration Government Bond Fund	$—	$2,716,863		$—	$5,050,387		$—
Short-Term Corporate Bond Fund	—	2,054,067		—	1,705,232		—
U.S. Government Bond Fund	—	2,919,878		—	4,420,530		—
New York Municipal Bond Fund	—	3,564,950	**	—	3,953,274	***	—
Pennsylvania Municipal Bond Fund	—	4,173,687	**	—	4,470,894	***	89,578
Maryland Municipal Bond Fund	—	4,903,847	**	—	5,230,818	***	200,535
Virginia Municipal Bond Fund	—	690,469	**	—	649,507	***	8,091
Intermediate-Term Bond Fund	—	5,718,626		—	6,743,289		—
Income Fund	—	8,076,455		—	4,886,305		—
Strategic Allocation Fund	—	411,888		—	586,913		—
Large Cap Value Fund	8,559	1,052,647		—	1,940,403		293,583
Large Cap Growth Fund	—	221,004		—	156,114		—
Mid Cap Growth Fund	39	114,384		—	—		1,927,001
Small Cap Growth Fund	—	—		—	—		—
International Equity Fund	—	395,446		—	3,973,111		7,310,059

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,560,594, $4,173,687, $4,896,096 and $690,469 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively.

***	Included in this amount is tax-exempt income of $3,949,847, $4,726,210, $5,467,662, and $618,718 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

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October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	111

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Over Distributed) Ordinary Income		Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Short Duration Government Bond Fund	$1,502		$—	$1,879,305	$(603,924)
Short-Term Corporate Bond Fund	19,004		—	1,960,536	(616,991)
US Government Bond Fund	18,321		—	2,789,437	(2,751,032)
New York Municipal Bond Fund	10,960	*	—	3,543,573	(4,092,557)
Pennsylvania Municipal Bond Fund	9,316	*	—	3,740,943	(885,209)
Maryland Municipal Bond Fund	15,634	*	—	2,712,711	(367,320)
Virginia Municipal Bond Fund	2,814	*	—	835,395	(43,475)
Intermediate-Term Bond Fund	114,128		—	4,782,525	(1,331,802)
Income Fund	9,801		—	9,060,796	(1,022,833)
Strategic Allocation Fund	39,526		—	309,781	(9,940,249)
Large Cap Value Fund	—		—	9,027,280	(29,776,042)
Large Cap Growth Fund	—		—	31,301,064	(39,651,820)
Mid Cap Growth Fund	—		—	47,112,271	(42,898,441)
Small Cap Growth Fund	—		—	29,090,772	(83,883,730)
International Equity Fund	2,177,024		—	20,110,887	(75,031,040)

*	Included in this amount is tax exempt income of $10,960, $9,316, $15,634, and $2,814 for New York Municipal Bond fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively.

At April 30, 2010, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforwards to Expire In								Total Capital Loss Carryforwards

Fund	2011	2012	2013	2014	2015	2016	2017	2018
Short Duration Government Bond Fund	$—	$—	$—	$305,277	$129,435	$—	$—	$—	$434,712
Short-Term Corporate Bond Fund	341,156	—	—	—	176,359	78,458	—	—	595,973
US Government Bond Fund	—	595,734	640,541	385,099	1,129,658	—	—	—	2,751,032
New York Municipal Bond Fund	—	—	—	24,607	187,072	426,253	440,374	3,002,344	4,080,650
Pennsylvania Municipal Bond Fund	—	—	—	—	—	—	885,209	—	885,209
Maryland Municipal Bond Fund	—	—	—	—	—	—	26,424	340,896	367,320
Virginia Municipal Bond Fund	—	—	—	—	—	—	—	41,077	41,077
Intermediate-Term Bond Fund	—	—	—	—	1,331,802	—	—	—	1,331,802
Income Fund	—	—	—	—	974,288	38,126	10,419	—	1,022,833
Strategic Allocation Fund	7,270,639	—	—	—	—	—	1,290,351	894,298	9,455,288
Large Cap Value Fund	—	—	—	—	—	—	28,129,450	1,646,592	29,776,042
Large Cap Growth Fund	—	—	—	—	—	—	33,734,718	5,917,102	39,651,820
Mid Cap Growth Fund	—	—	—	—	—	—	41,537,511	1,360,930	42,898,441
Small Cap Growth Fund	—	—	—	—	—	—	82,610,090	1,273,640	83,883,730
International Equity Fund	2,571,078	—	—	—	—	—	14,527,555	57,932,407	75,031,040

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SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

112	NOTES TO FINANCIAL STATEMENTS

As a result of the tax-free transfer of assets described in Note 8, and to the extent unrealized gains and losses that existed at the time of the reorganization are realized, the capital loss carryforwards may further be limited for up to five years from the date of the reorganization.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2010:

Fund	Capital Loss Carryforwards Used
Short Duration Government Bond Fund	$214,465
Short-Term Corporate Bond Fund	664,962
U.S. Government Bond Fund	301,105
Pennsylvania Municipal Bond Fund	708,051
Intermediate -Term Bond Fund	3,495,418
Income Fund	488,331
Large Cap Growth Fund	4,991,173
Mid Cap Growth Fund	742,474

Additionally, capital loss carryforwards expired as follows during the year ended April 30, 2010:

Fund	Capital Loss Carryforwards Expired
U.S. Government Bond Fund	$459,205
Strategic Allocation Fund	32,428,634

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October losses deferred to May 1, 2010 are as follows:

Fund	Post October Capital Losses
Short Duration Government Bond Fund	$169,212
Short-Term Corporate Bond Fund	21,018
New York Municipal Bond Fund	11,907
Virginia Municipal Bond Fund	2,398
Strategic Allocation Fund	484,961

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA”, or the “Advisor”) receives for its services an annual investment advisory fee, accrued daily and paid daily, based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2010, the Advisor voluntarily agreed to waive, and/or reimburse operating expenses (excluding 12b-1 and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year to the net expense ratios shown in each Fund’s financial highlights. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

The Advisor contractually agreed to waive a portion of its investment advisory fees through August 31, 2011, exclusive of distribution (12b-1) and shareholder service fees for the following Funds:

Fund Name	Contractual Operating Expense Limit
Short Duration Government Bond Fund	0.64%
Short-Term Corporate Bond Fund	0.61%
U.S. Government Bond Fund	0.74%
New York Municipal Bond Fund	0.59%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.67%
Virginia Municipal Bond Fund	0.71%
Intermediate-Term Bond Fund	0.66%
Income Fund	0.66%
Strategic Allocation Fund	0.85%
Large Cap Value Fund	0.92%
Large Cap Growth Fund	1.02%
Mid Cap Growth Fund	0.84%*
Small Cap Growth Fund	1.13%
International Equity Fund	1.36%
*	Effective through January 17, 2011, then adjusts to 0.95% through August 31, 2011.

Fund	Advisory Fee Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Strategic Allocation Fund	0.65%
Large Cap Value Fund	0.70%
Large Cap Growth Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision by the Advisor and the Trustees, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon the amount of their respective Fund’s average daily net assets that they manage for the Fund, which is paid by the Advisor and not by the Fund.

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October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	113

Fund	Sub-Advisor	Sub-Advisor Fee

Large Cap Value Fund	NWQ Investment Management Company LLC	0.45%

International Equity Fund	LSV Asset Management	0.49%

	Baring International Investment Limited	0.45%

	Hansberger Global Investors, Inc.	0.60%

Administrative Fee – BNY Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. For the period September 10, 2007 through September 10, 2010, BNY Mellon has agreed to limit fees payable by the Trust for fund administration, accounting and custody services to $2,679,285 per year. Effective October 1, 2010, BNY Mellon removed the payable limitation and entered into a new fund administration, accounting, and custody agreement. MTBIA in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for at an aggregate annual fee as specified below.

Administrative fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, up to 0.75% of the average daily net assets of the Funds’ Class B Shares and up to 1.00% of the average daily net assets of Class C shares for the Short Duration Government Bond Fund, the Short-Term Corporate Bond Fund and the Intermediate Term Bond Fund, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. The rate for Class C Shares of the Small Cap Growth Fund is 0.75% of the average daily net assets.

The Funds may reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Sales Charges – The Class A Shares of all the Funds bear front-end sales charges. Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (“CDSC”). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. This is a non-taxable event.

For six months ended October 31, 2010, M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, received the amounts listed in the chart below from sales charges on the sale of Class A Shares.

Fund	Sales Charges from Class A Shares
Short Duration Government Bond Fund	$3
U.S. Government Bond Fund	15
New York Municipal Bond Fund	2,166
Intermediate-Term Bond Fund	331
Income Fund	2
Strategic Allocation Fund	4,466
Large Cap Value Fund	178
Large Cap Growth Fund	294
Mid Cap Growth Fund	2,435
Small Cap Growth Fund	1,187
International Equity Fund	622

In addition, for the six months ended October 31, 2010, M&T received $1,273 in CDSC on the redemption of Class B Shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, an affiliate of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares for whom M&T provide shareholder services to. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2010, M&T or an affiliate received a portion of the fees paid by the Funds which are listed in the chart below:

Fund	Shareholder Services Fee
Short Duration Government Bond Fund	$140
Short-Term Corporate Bond Fund	34
U.S. Government Bond Fund	748
New York Municipal Bond Fund	2,111
Intermediate-Term Bond Fund	753
Income Fund	357
Strategic Allocation Fund	1,419
Large Cap Value Fund	68,989
Large Cap Growth Fund	8,692

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SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

114	NOTES TO FINANCIAL STATEMENTS

Fund	Shareholder Services Fee
Mid Cap Growth Fund	$132,418
Small Cap Growth Fund	66,660
International Equity Fund	88,293

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007 through November 16, 2010, BNY Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. Effective October 1, 2010 BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. when the total expenses payable by the Trust exceed $995,413 until October 1, 2011. These amounts are shown as reimbursements on the Statements of Operations.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2010 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2010	Purchases/ Additions	Sales/ Reductions	Shares Prior to Reorganization	Balance of Shares Held 10/31/2010	Value at 10/31/2010	Dividend Income
Strategic Allocation Fund:
Prime Money Market Fund	1,463,533	9,211,981	11,024,178	1,603,968	1,255,304	$1,255,304	$419
Money Market Fund	—	145,428	269,917	124,489	—	—	3
Short Duration Government Bond Fund	73,575	338	101,345	27,432	—	—	3,048
Short-Term Corporate Bond Fund	250,223	783	304,618	53,612	—	—	7,519
U.S. Government Bond Fund	—	32	16,658	16,626	—	—	76
Income Fund	518,086	2,924	698,955	177,945	—	—	26,414
Intermediate-Term Bond Fund	309,234	1,633	367,563	56,696	—	—	16,408
Large Cap Growth Fund	1,160,361	21,513	1,163,729	999,822	1,017,967	8,153,915	—
Large Cap Value Fund	293,647	141	28,734	283,818	548,872	5,389,923	19,265
Mid Cap Growth Fund	143,578	7	7,247	84,543	220,881	2,867,033	—
Small Cap Growth Fund	97,082	4,476	44,713	99,980	156,825	2,237,895	—
International Equity Fund	918,800	20,878	187,642	687,768	1,439,804	12,915,045	—

Total	5,228,119	9,410,134	14,215,299	4,216,699	4,639,653	32,819,115	73,152

Large Cap Value Fund:
Prime Money Market Fund	4,075,984	18,553,621	17,369,725	—	5,259,880	5,259,880	842

Large Cap Growth Fund:
Prime Money Market Fund	—	17,308,003	16,820,580	—	487,423	487,423	330
Money Market Fund	—	1,416,244	1,416,244	—	—	—	1

Total	—	18,724,247	18,236,824	—	487,423	487,423	331

Mid Cap Growth Fund:
Prime Money Market Fund	930,668	12,203,816	12,403,899	—	730,585	730,585	112

Small Cap Growth Fund:
Prime Money Market Fund	—	46,674,355	46,402,422	—	271,933	271,933	469
Money Market Fund	—	6,289,111	6,289,111	—	—	—	72

Total	—	52,963,466	52,691,533	—	271,933	271,933	541

International Equity Fund:
Prime Money Market Fund	2,771,065	25,683,473	26,414,576	—	2,039,962	2,039,962	606

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October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	115

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2010 were as follows:

	Investments
Fund Name	Purchases	Sale
Short Duration Government Bond Fund	72,642,055	58,215,555
Short-Term Corporate Bond Fund	76,515,123	56,512,385
U.S. Government Bond Fund	998,740	20,280,793
New York Municipal Bond Fund	26,677,570	21,981,588
Pennsylvania Municipal Bond Fund	14,069,829	15,056,587
Maryland Municipal Bond Fund	6,413,327	5,560,000
Virginia Municipal Bond Fund	1,712,744	1,860,625
Intermediate-Term Bond Fund	72,598,413	80,377,070
Income Fund	80,579,265	88,916,270
Strategic Allocation Fund	28,685,235	33,613,816
Large Cap Value Fund	19,697,612	19,682,545
Large Cap Growth Fund	46,615,535	62,153,926
Mid Cap Growth Fund	24,074,463	30,203,214
Small Cap Growth Fund	401,111,593	408,921,844
International Equity Fund	42,963,576	44,058,426

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2010 were as follows:

	U.S. Government Securities
Fund Name	Purchases	Sales
Short Duration Government Bond Fund	20,742,264	15,670,141
Short-Term Corporate Bond Fund	50,258,266	52,277,841
U.S. Government Bond Fund	34,067,954	30,575,441
Intermediate-Term Bond Fund	226,355,992	208,033,391
Income Fund	31,074,254	31,448,875
Strategic Allocation Fund	9,057,797	2,476,114

6.	CONCENTRATION OF RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2010, 40.3% for New York Municipal Bond Fund, 59.3% for Pennsylvania Municipal Bond Fund, 28.5% for Maryland Municipal Bond Fund and 44.5% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.0% for New York Municipal Bond Fund, 20.6% for Pennsylvania Municipal Bond Fund, 8.4% for Maryland Municipal Bond Fund and 12.0% for Virginia Municipal Bond Fund.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

7.	LINE OF CREDIT

The Trust participated in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNY Mellon. The termination date of this LOC is February 9, 2011. The Funds did not utilize the LOC for the six months ended October 31, 2010.

8.	REORGANIZATION

On January 13, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) which provided the transfer of all the assets of the MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth and MTB Managed Allocation Fund—Conservative Growth, (the “Target Funds”) for shares of the Strategic Allocation Fund (“Acquiring Fund”). Shareholders approved the Plan at a meeting on May 27, 2010 and the reorganization took place on June 11, 2010. The acquisition was accomplished by a tax-free exchange of shares on June 11, 2010.

The purpose of this transaction was to combine the four Funds with the same Investment Manager and with substantially similar investment objectives, policies, and restrictions. Due to the small size of the Target Funds, and the comparatively better prospects for asset growth of Acquiring Fund, it was believed that the shareholders best interests would be served by reorganizing the Target Funds into the Acquiring Fund.

For financial reporting purposes, the MTB Managed Allocation Fund—Moderate Growth was deemed to be the accounting survivor.

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SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

116	NOTES TO FINANCIAL STATEMENTS

As such, the following information is presented as if the MTB Managed Allocation—Moderate Growth Fund acquired the MTB Managed Allocation—Conservative Growth Fund, the MTB Managed Allocation—Aggressive Growth Fund, and the Strategic Allocation Fund:

	Shares Prior to Reorganization	Shares Issued by Surviving Fund	Appreciation/ (Depreciation) Prior to Reorganization	Net Assets Prior to Reorganization
MTB Managed Allocation Fund—Aggressive Growth			$114,689	$15,743,533
Class A Shares	1,541,966	1,286,370
Class B Shares	830,491	685,267
MTB Managed Allocation Fund—Conservative Growth			515,056	5,533,849
Class A Shares	440,110	471,856
Class B Shares	199,543	220,494
MTB Strategic Allocation Fund			(359,578)	17,977,043
Class A Shares	1,113,579	1,813,562
Class B Shares	103,099	175,331
Class I Shares	148,233	242,199

		4,895,079		$39,254,425

Prior to the acquisition the MTB Managed Allocation—Moderate Growth Fund had net assets of $31,482,373. After the acquisition, the MTB Managed Allocation—Moderate Growth Fund had net assets of $70,736,798.

Assuming the acquisition had been completed on May 1, 2010, the Strategic Allocation Fund results of operations for the year ended April 30, 2010 were as follows:

Net investment income	177,807	(a)
Net realized and unrealized gain on investments	4,973,784	(b)

(a)	161,479	Statement of Operations MTB Strategic Allocation Fund Net Investment Income, pre-merger:
	(17,378)	MTB Managed Allocation Fund—Aggressive Growth
	5,457	MTB Managed Allocation Fund—Conservative Growth
	28,249	MTB Strategic Allocation Fund
(b)	4,583,084	Statement of Operations MTB Strategic Allocation Fund Realized and Unrealized Gain on Investments, pre-merger:
	(115,357)	MTB Managed Allocation Fund—Aggressive Growth
	517,277	MTB Managed Allocation Fund—Conservative Growth
	(11,220)	MTB Strategic Allocation Fund

Because the combined Funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenues and earnings of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Conservative Growth, and MTB Managed Allocation Fund—Moderate Growth, that have been included in Strategic Allocation’s Statement of Operations.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

117

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on September 22-23, 2010 (“September Meeting”), the Board of Trustees (the “Board”) of the MTB Group of Funds (the “Trust”), including a majority of the Independent Trustees, approved for an annual period the continuation of the investment advisory agreements (the “Advisory Agreements”) with MTB Investment Advisors, Inc. (“MTBIA”) for each Fund. The Board also approved for an annual period the continuation of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) with MTBIA and each of the following sub-advisors: (1) LSV Asset Management (“LSV”), in the case of the MTB International Equity Fund; (2) Baring International Investment, Limited (“Baring”) in the case of the MTB International Equity Fund; (3) Hansberger Global Investors, Inc. (“Hansberger”) in the case of the MTB International Equity Fund; and (4) NWQ Investment Management Company LLC (“NWQ”) in the case of the MTB Large Cap Value Fund. The Advisory Agreements and Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In reaching its decisions to approve the continuation of the Agreements, the Board requested, received and reviewed a variety of materials that were provided by MTBIA and the sub-advisors relating to each Fund, MTBIA and the sub-advisors, including information about: (1) the nature, extent and quality of the services to be provided; (2) the performance of each Fund as compared to a peer group and an appropriate index; (3) the personnel and operations of MTBIA and the sub-advisors, as applicable; (4) the financial condition of MTBIA and the sub-advisors; (5) the fees and expenses of each Fund, and the amount of the investment advisory fees, both before and after any waivers, as compared to a peer group; (6) the profitability of MTBIA and the sub-advisors under the applicable agreements; (7) any “fall-out” benefits to MTBIA, a sub-advisor or their affiliates from their relationship with the Trust (that is, any ancillary benefit to MTBIA or a sub-advisor from their relationship with the Trust); (8) whether any economies of scale are anticipated for the Funds that may warrant a different or revised advisory fee structure; (9) the fees paid MTBIA or the sub-advisors by any comparable institutional or retail accounts; and (10) possible conflicts of interest. The Board also took into account information that was provided to the Board in its regularly scheduled Board and Committee meetings throughout the year with respect to the services that were provided by MTBIA and the sub-advisors to the Funds, including quarterly performance reports, prepared by management and periodic presentations from sub-advisors with respect to the Funds that they manage. At the September Meeting and during the year, the Independent Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals, to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds. The Board considered and addressed each Fund separately during the September Meeting.

In considering the continuation of the Agreements, the Independent Trustees were advised by independent legal counsel, and met separately with independent legal counsel during sessions at which no representatives of management were present. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis, that the fees charged under each Agreement are reasonable in relation to the services that are provided under the Agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety. In considering whether to approve the continuation of the Agreements, the Board reviewed and analyzed the factors that it deemed relevant, including the specific factors that are set forth below. The Trustees concluded that their analysis of all of the factors described below supported the approval of the renewal of each Agreement for each Fund. In view of the broad scope and variety of factors and information considered, the Board did not find it practicable to assign relative weights to the specific factors that is considered in reaching its conclusions and determinations to approve the continuance of the Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Board recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) providing investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment goals and policies; (3) reviewing brokerage arrangements; (4) overseeing general Fund compliance with applicable state and federal laws; (5) providing certain administrative services to the Funds; (6) evaluating and monitoring sub-advisors (including on-site due diligence meetings); (7) providing risk management oversight and related quarterly Board reports; and (8) the implementation of Board directives as they relate to the Funds and the Trust. The Board also considered MTBIA’s role in coordinating and supervising the activities of the Funds’ other service providers, including the Bank of New York Mellon in connection with its services as Fund custodian, co-administrator and fund accountant. Furthermore, the Board considered the nature, extent and quality of the investment management services provided by each sub-advisor to the applicable Funds. The Board considered information from the Chief Compliance Officer (“CCO”) of the Trust regarding the compliance policies and procedures that the Trust adopted and implemented pursuant to rules of the Securities and Exchange Commission.

The Board also considered the organizational structure, financial condition and reputation of MTBIA and each sub-advisor. The Board also recognized MTBIA’s long-standing experience in managing the Funds and considered its own familiarity with management through Board meetings, discussions and reports during the preceding year.

Based on the information considered, the Board concluded that the nature, extent and quality of MTBIA’s services (and the services of LSV, Baring, Hansberger and NWQ, as applicable) supported the continuation of the Agreements.

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

118

Investment Performance

The Board closely reviewed the performance history of each Fund. The Board noted that MTBIA reviews with the Board on a quarterly basis detailed information about the Funds’ performance results, portfolio composition, and investment strategies. The Board considered the performance reports that were prepared by Lipper Inc. (“Lipper”) and provided to the Board by management on a quarterly basis. The Board also considered performance information that was provided in connection with the September Meeting.

In particular, the Board reviewed the performance of each Fund over various time periods, including (but not limited to) the time periods noted in detail below, as compared to a comparable group of funds as determined by Lipper (a “Peer Group”), and as compared to the Fund’s benchmark. For this purpose, the “first quintile” is defined as the 20% of funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of funds in the applicable Peer Group that have the lowest performance.

The Board observed that the MTB Large Cap Value Fund performed in one of the two highest quintiles for the 1-, 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB Large Cap Growth Fund performed in one of the two lowest quintiles for the 1-, 3- and 5-year periods ended June 30, 2010, and that the Fund outperformed its benchmark, the Russell Growth 1000 Index for the calendar year ended 2009. The Board noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions and MTBIA’s ongoing monitoring of the activities of the portfolio management team on behalf of the Fund.

The Board observed that the MTB Mid Cap Growth Fund performed in one of the three highest quintiles for the 3- and 5-year periods ended June 30, 2010, and in the fourth quintile for the 1-year period ended June 30, 2010. The Board observed that the MTB Small Cap Growth Fund performed in the third quintile for the 5-year period ended June 30, 2010, and one of the lowest two quintiles for the 1- and 3-year periods ended June 30, 2010, and that the Fund outperformed its benchmark, the Russell 2000 Growth Index for the calendar year ended 2009. The Board noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions and MTBIA’s ongoing monitoring of the activities of the portfolio management team on behalf of the Fund.

The Board observed that the MTB International Equity Fund performed in the fourth quintile for the 1-, 3- and 5-year periods ended June 30, 2010. The Board noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, the unique nature of the Fund given the varied investment strategies employed by its sub-advisors, and MTBIA’s ongoing monitoring and evaluation of and dialogue with the Fund’s sub-advisors. The Board noted that in 2009 Baring International Investment, Limited replaced State Street Global Advisors as one of the Fund’s sub-advisors, which MTBIA believes has had and will continue to have a positive effect on performance.

The Board observed that the performance information for the MTB Strategic Allocation Fund prior to June 11, 2010 was the historical performance information for MTB Managed Allocation Fund – Moderate Growth. The Board further observed that the Fund had performed in the third quintile for the 3-year period ended June 30, 2010, and in one of the two lowest quintiles for the 1-year and 5-year periods ended June 30, 2010. The Board also noted MTBIA’s assessments of the unique nature of the Fund in the marketplace and the Fund’s potential for future growth and improved performance. The Board noted MTBIA’s explanation of the Fund’s performance due to its investments in certain of the MTB Funds, including the MTB Large Cap Growth Fund and MTBIA’s ongoing monitoring of the performance of the Fund.

The Board observed that the MTB Short Duration Government Bond Fund performed in the second quintile for the 3- and 5-year periods ended June 30, 2010, and in the third quintile for the 1-year period ended June 30, 2010. The Board observed that the MTB U.S. Government Bond Fund performed in the second quintile for the 1-, 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB Short-Term Corporate Bond Fund performed in the second quintile for the 3- and 5-year periods ended June 30, 2010, and in the lowest quintile for the 1-year period ended June 30, 2010. The Board observed that the MTB Intermediate-Term Bond Fund performed in the first quintile for the 3- and 5-year periods ended June 30, 2010, and in the second quintile for the 1- year period ended June 30, 2010. The Board observed that the MTB Income Fund performed in the third quintile for the 3- and 5-year periods ended June 30, 2010, and in the fourth quintile for the 1-year period ended June 30, 2010. The Board observed that the MTB Maryland Municipal Bond Fund performed in the first quintile for the 1-year period ended June 30, 2010, and in the third quintile for the 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB New York Municipal Bond Fund performed in the first quintile for the 1-year period ended June 30, 2010, and in the fourth quintile for the 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB Pennsylvania Municipal Bond Fund performed in the first quintile for the 1-year period ended June 30, 2010, and in the third quintile for the 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB Virginia Municipal Bond Fund performed in one of the three highest quintiles for the 3- and 5-year periods ended June 30, 2010, although the Fund performed in the lowest quintile for the 1-year period ended June 30, 2010.

In reviewing the performance information, the Board was mindful of the investment styles used for particular Funds and the long-term performance records of the Funds and comparable mutual funds. The Board focused particular attention on Funds with less favorable performance records (such as the MTB International Equity Fund, the MTB Large Cap Growth Fund, and the MTB Small Cap Growth Fund) and took into account management’s explanations regarding the factors that contributed to the performance. For the Funds with a less than favorable performance history, the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant renewal of the Agreements for another annual period. In each case, the Board considered management’s explanations that the underperformance was attributable to a significant extent to investment decisions that were reasonable and consistent with the Fund’s investment objectives and policies and that the Fund was performing within a range of reasonable expectations given market conditions and the Fund’s investment objectives and policies. The Board also considered that MTBIA was closely monitoring the performance and/or taking steps to address the performance.

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

119

The Costs of the Services to be Provided

The Board also gave substantial consideration to the fees payable by each Fund under the Agreements. Among other things, the Board reviewed information compiled by Strategic Insight comparing each Fund’s contractual advisory fee rate (at common asset levels), actual advisory fees (which included the effect of any fee waivers) as a percentage of average net assets, and expenses as a percentage of net assets, to other similar mutual funds (a “Peer Group”). The Peer Group for this purpose was selected by Strategic Insight.

Based on the data provided, the Board observed, among other things, that: (1) the contractual investment advisory fee rates for each of the MTB Strategic Allocation Fund, MTB Large Cap Value Fund, and MTB Small Cap Growth Fund, were below the median of its Peer Group; (2) the contractual investment advisory fee rates for each of the MTB International Equity Fund, MTB Large Cap Growth Fund, MTB Mid Cap Growth Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Maryland Municipal Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Short Duration Government Bond Fund, MTB Short-Term Corporate Bond Fund, MTB U.S. Government Bond Fund, and the MTB Virginia Municipal Bond Fund were above the median of its Peer Group, while the actual investment advisory fee to be received by MTBIA was reduced by contractual commitments from MTBIA, which will stay in place at least through August 31, 2011; and (3) the total expenses of each of the Funds was reduced by contractual or voluntary waivers from MTBIA.

In the case of the MTB International Equity Fund, the Board also considered MTBIA’s explanation that the allocation of asset management to the three sub-advisors contributed to the level of the Fund’s investment advisory fee. In considering the sub-advisory fee rates charged by each sub-advisor with regard to MTB International Equity Fund, and the MTB Large Cap Value Fund, the Board noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each relevant Fund paying its sub-advisor(s) a fee directly. It was noted that MTBIA negotiates those fees at arm’s length.

The Board was satisfied that the advisory fee to be paid by each Fund was within a reasonable range and with the overall expense structure of each Fund, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, MTBIA (and each sub-advisor) provided, and the Board reviewed, certain information comparing the fees charged by MTBIA (and sub-advisor, as applicable) for its services to certain of the Funds versus the fees charged to other comparable accounts, as appropriate. The Board noted that MTBIA does not manage accounts that are comparable to each of the Funds. The Board also noted the differences between the services that are provided to the other accounts and the Funds as investment companies that are registered with the U.S. Securities and Exchange Commission.

Profitability

The Board examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund-by-Fund basis. The Board reviewed materials that they received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. In addition, the Board considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2008 and December 31, 2009, and the six month period ended June 30, 2010. In considering the profitability of each sub-advisor with regard to the MTB International Equity Funds and the MTB Large Cap Value Fund, the Board noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each Fund paying its sub-advisor(s) a fee directly. The Board relied more upon the ability of MTBIA to negotiate the sub-advisory agreements at arm’s length, and that the fee was paid by MTBIA, than on each sub-advisor’s profitability.

Economies of Scale

In response to questions from the Board, MTBIA also provided information regarding whether “economies of scale” that may be present as a Fund grows larger are appropriately reflected in the rate of the investment advisory fee of each Fund. Accordingly, the Board considered MTBIA’s assessments that under current market conditions and based on the asset sizes of the Funds that economies of scale were appropriately reflected in the investment advisory fees of the Funds.

Other Benefits

The Board considered the “fall-out” or ancillary benefits that may accrue to MTBIA or a sub-advisor as a result of their relationships with the relevant Funds. In that regard, the Board considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements. The Board also observed that MTBIA (and certain sub-advisors) receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Board noted that in selecting brokers MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*    *    *

The Board based its decision to renew the Agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Board find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Board concluded that the level of fees paid by each Fund to MTBIA and the relevant sub-advisor(s), as applicable, was reasonable in relation to the services provided. As a result, the Board, including all of the Independent Trustees, approved the investment advisory and sub-advisory agreements.

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

120

SHAREHOLDER PROXY RESULTS (unaudited)

At May 27, 2010, a summary report of shares voted by proposal is as follows:

To approve plans of reorganization providing for the (I) transfer of substantially all of the assets of the Managed Allocation Fund-Conservative Growth to Strategic Allocation Fund, and (II) distribution of such shares to Class A and Class B shareholders of the Managed Allocation Fund-Conservative Growth in connection with its liquidation.

Shares Voted
For	485,267
Against	27,670
Abstain	31,287
Broker Non-Votes	379,173

To approve plans of reorganization providing for the (I) transfer of substantially all of the assets of the Managed Allocation Fund-Moderate Growth to Strategic Allocation Fund, and (II) distribution of such shares to Class A and Class B shareholders of the Managed Allocation Fund-Moderate Growth in connection with its liquidation.

Shares Voted
For	2,015,821
Against	87,984
Abstain	139,167
Broker Non-Votes	2,097,581

To approve plans of reorganization providing for the (I) transfer of substantially all of the assets of the Managed Allocation Fund-Aggressive Growth to Strategic Allocation Fund, and (II) distribution of such shares to Class A and Class B shareholders of the Managed Allocation Fund-Aggressive Growth in connection with its liquidation.

Shares Voted
For	1,127,528
Against	118,181
Abstain	77,065
Broker Non-Votes	1,269,397

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

121

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

MTB Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.mtbfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, CO 80201.

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to

MTB International Equity Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3XY

United Kingdom

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Sub-Advisor to

MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Suite 4000

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one
Semi-Annual Report.

(12/10)

MTB FUNDS

100 EAST PRATT STREET, 17th FLOOR

BALTIMORE, MD 21202

MTB-SAR-010-1010

1-800-836-2211  /  mtbfunds.com

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

PRESIDENT’S MESSAGE AND SEMI-ANNUAL REPORT — OCTOBER 31, 2010

MTB Group of Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

i

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the 6-month reporting period from May 1, 2010 through October 31, 2010. Inside, you will find a complete listing of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investments Advisors, Inc., the advisor to the Trust, has provided the following review of the economy, bond and stock markets over the 6-month reporting period:

The Economy

During the six-month period of our report, the U.S. economy has shown slow growth as the country recovers from the serious recession of 2008-2009. Certain aspects of the government stimulus plan ended during this period, resulting in gyrations in the housing sector with the end of tax credits for first-time buyers. However, as the country proceeded through the uncertainties of economic stimulus and mid-term elections, evidence of slow economic growth appeared.

The Commerce department announced second quarter 2010 Gross Domestic Product (“GDP”) growth at an annualized rate of 1.7%, and third quarter growth at a positive 2.5% rate. The major challenges to economic growth continue in the housing and employment sectors. Housing should benefit from 40-year lows in mortgage rates, and we are beginning to see signs of price stabilization.

Unemployment remains stuck above 9% as it has been for a record 18 consecutive months. Although the October jobless rate was 9.6%, the non-farm sector of the economy did add 151,000 jobs in private industry. Employers will wait until they feel growth will continue before hiring picks up. Historically, GDP growth in the area of 3% results in the creation of 200,000 jobs monthly.

Notwithstanding concerns over housing and jobs, the year-end holiday season may see the consumer willing to spend a little more this year. According to data from the Federal Reserve Bank of New York (Barron’s, November 22, 2010), consumer debt has fallen by about $1 trillion over the past 24 months. This gives more fire-power to the important consumer, and it is showing up in the final sales sector of the GDP announcements.

As the first decade of the new millennium comes to a close, we look for GDP growth to continue at a 2.5%–3.0% rate and inflation to be contained in 2011. Some uncertainties, such as decisions on tax matters, remain. However, the quantitative easing 12 plans of the Federal Reserve (adding $600 billion to the economy via Treasury purchases) and the improving outlook on the part of consumers will avoid a “double dip” recession and provide a slow growth environment for the economy.

The Bond Markets

Yields fell and bond prices rose strongly over the six months ended October 31, 2010. In April and May, economic growth began to slow while fears of a “double dip” recession began to emerge. In Europe, fears that sovereign nations such as Greece, Portugal and Ireland may have serious fiscal problems sent investors to the safety of the treasury market. Fears of recession, deflation and European banking concerns all resulted in higher bond prices.

In August Federal Reserve chairman Ben Bernanke floated the idea of further stimulating the economy by embarking on another round of “quantitative easing”. Formally announced in early November, this action by the Federal Reserve entails the purchase of over $600 billion of treasury securities over the period ending June 30, 2011.

While fears that the Federal Reserve’s action may allow inflation to surge, we feel differently. With sub-normal economic growth, excess capacity and stubbornly high unemployment, we feel bond prices will continue to be range-bound for the remainder of 2010 and early 2011.

Corporate issuers have taken advantage of lower rates to sell significant amounts of new bonds over the next few months. Despite this new supply, corporate bonds have performed strongly. While some issuers within the municipal markets continue to garner negative press, we believe that the vast majority of issuers in municipal market have the wherewithal to deal with the challenges of the current economic environment. A key factor going forward will be whether the taxable “Build America Bond” program gets an extension into 2011. Discontinuation of the program could result in a surge of tax-exempt bonds.

PRESIDENT’S MESSAGE  /  October 31, 2010

ii

For the 6-month reporting period May 1, 2010 through October 31, 2010, certain Barclays Capital indices performed as follows1:

Barclays Capital U.S. Aggregate Bond Index[2]	Barclays Capital U.S. Treasury Bond Index[3]	Barclays Capital Mortgage- Backed Securities Index[4]	Barclays Capital U.S. Credit Bond Index[5]	Barclays Capital Municipal Bond Index[6]
5.33%	6.25%	3.90%	6.43%	3.95%

The Stock Markets

May 2010 marked the beginning of a transition from the acceleration phase of the recovery to the sustainable growth phase. To many market participants, the transition appeared to be the prelude to a “double dip.” As the summer unfolded, it became clear that “double dip” fears were overblown. Consequently, portfolio managers were required to adjust portfolios to take advantage of a continued improvement in economic fundamentals, albeit at a pace below the comfort level of the Federal Reserve.

At the conclusion of its August meeting, the Fed warned “the pace of recovery in output and employment has slowed in recent months.” In an attempt to keep the economic recovery on pace, the Fed announced a plan to introduced more liquidity into the financial system through quantitative easing (QE2). The central bank will buy $600 billion in long-term Treasuries over the next eight months. The Fed also announced it will reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds of its earlier investments. Investors are left to wonder if the Fed’s policy of pumping more money into the system will have the intended consequence of stimulating the economy or if the policy will be akin to pushing on a string.

It is our belief that QE2 will have the intended consequence of stimulating the economy. As the economy continues to improve at a moderate pace, the stock market is poised to benefit as investors shift focus from the macro view to corporate fundamentals. We forecast that the S&P 500 will earn approximately $100 in earnings in 2011. Using a 15x multiple would suggest that by the end of 2011, the S&P 500 could reach the 1,500 level.

For the 6-month reporting period May 1, 2010 through October 31, 2010, certain stock market indices performed as follows:

S&P 500 Index[7]	Dow Jones Industrial Average[8]	NASDAQ Composite Index[9]
0.74%	2.39%	2.42%

The Trust, with assets of $7.8 billion as of October 31, 2010, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of the Trust’s funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 1, 2010

October 31, 2010  /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3	Barclays Capital U. S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4	Barclays Capital Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

5	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. Indexes are unmanaged and investments cannot be made directly in an index.

7	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

9	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

10	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11	Diversification does not assure a profit nor protect against loss.

12	Quantitative Easing is the practice of expanding a central bank’s balance sheet by buying long-term assets in an attempt to drive down long-term interest rates.

PRESIDENT’S MESSAGE  /  October 31, 2010

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2010

MTB Group of Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

Actual Expenses

This section of the following tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period[1]	Annualized Net Expense Ratio
MTB U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$0.96	0.19%
Class S Shares	$1,000.00	$1,000.10	$0.91	0.18%
Institutional I Shares	$1,000.00	$1,000.10	$0.96	0.19%
Institutional II Shares	$1,000.00	$1,000.10	$0.91	0.18%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,024.25	$0.97	0.19%
Class S Shares	$1,000.00	$1,024.30	$0.92	0.18%
Institutional I Shares	$1,000.00	$1,024.25	$0.97	0.19%
Institutional II Shares	$1,000.00	$1,024.30	$0.92	0.18%

MTB U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.41	0.28%
Institutional I Shares	$1,000.00	$1,000.10	$1.46	0.29%
Institutional II Shares	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.79	$1.43	0.28%
Institutional I Shares	$1,000.00	$1,023.74	$1.48	0.29%
Institutional II Shares	$1,000.00	$1,023.79	$1.43	0.28%

MTB TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$2.12	0.42%
Institutional I Shares	$1,000.00	$1,000.20	$1.97	0.39%
Institutional II Shares	$1,000.00	$1,000.20	$2.02	0.40%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.09	$2.14	0.42%
Institutional I Shares	$1,000.00	$1,023.24	$1.99	0.39%
Institutional II Shares	$1,000.00	$1,023.19	$2.04	0.40%

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

2

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period[1]	Annualized Net Expense Ratio
MTB MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.61	0.32%
Class A2 Shares	$1,000.00	$1,000.10	$1.61	0.32%
Class B Shares	$1,000.00	$1,000.10	$1.61	0.32%
Class S Shares	$1,000.00	$1,000.10	$1.61	0.32%
Institutional I Shares	$1,000.00	$1,000.20	$1.46	0.29%
Institutional II Shares	$1,000.00	$1,000.20	$1.46	0.29%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.59	$1.63	0.32%
Class A2 Shares	$1,000.00	$1,023.59	$1.63	0.32%
Class B Shares	$1,000.00	$1,023.59	$1.63	0.32%
Class S Shares	$1,000.00	$1,023.59	$1.63	0.32%
Institutional I Shares	$1,000.00	$1,023.74	$1.48	0.29%
Institutional II Shares	$1,000.00	$1,023.74	$1.48	0.29%

MTB PRIME MONEY MARKET FUND
Actual
Corporate Shares	$1,000.00	$1,000.30	$1.36	0.27%
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$1,000.00	$1,023.84	$1.38	0.27%

MTB NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.92	0.38%
Institutional I Shares	$1,000.00	$1,000.10	$1.87	0.37%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.29	$1.94	0.38%
Institutional I Shares	$1,000.00	$1,023.34	$1.89	0.37%

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$2.17	0.43%
Institutional I Shares	$1,000.00	$1,000.10	$2.12	0.42%
Institutional II Shares	$1,000.00	$1,000.10	$2.12	0.42%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.04	$2.19	0.43%
Institutional I Shares	$1,000.00	$1,023.09	$2.14	0.42%
Institutional II Shares	$1,000.00	$1,023.09	$2.14	0.42%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

---

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	52.6%
Cash Equivalents[1]	47.4%
Other Assets and Liabilities – Net[2]	(0.0)%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 52.6%

U.S. TREASURY BILLS – 45.1%
[2] 0.12%, 11/04/10	$50,000,000	$49,999,521
[2] 0.15%, 11/12/10	50,000,000	49,997,708
[2] 0.17%, 4/07/11	100,000,000	99,925,861
[2] 0.17%, 4/21/11	50,000,000	49,960,813
[2] 0.18%, 1/06/11	200,000,000	199,947,292
[2] 0.14-0.22%, 1/13/11	100,000,000	99,964,007
[2] 0.24%, 11/18/10	50,000,000	49,994,451
TOTAL U.S. TREASURY BILLS		$599,789,653

U.S. TREASURY NOTE – 7.5%
0.88%, 1/31/11	100,000,000	100,160,342
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $699,949,995)		$699,949,995

REPURCHASE AGREEMENTS – 47.4%
Bank of America LLC, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $75,001,313, collateralized by U.S. Government Securities 1.13% to 3.63%, maturing 06/30/11 to 08/15/19; total market value of $75,750,016.	75,000,000	75,000,000

Description	Par Value	Value

Barclays Capital, Inc., 0.21%, dated 10/29/10, due 11/1/10, repurchase price $325,005,688, collateralized by U.S. Government Securities 3.13% to 7.50%, maturing 05/15/19 to 11/15/24; total market value of $328,250,033.	$325,000,000	$325,000,000
Deutsche Bank Securities, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $231,004,043, collateralized by U.S. Government Securities 0.00% to 0.75%, maturing 04/14/11 to 05/31/12; total market value of $233,310,053.	231,000,000	231,000,000
TOTAL REPURCHASE AGREEMENTS (COST $631,000,000)		$631,000,000
TOTAL INVESTMENTS – 100.0% (COST $1,330,949,995)		$1,330,949,995
OTHER LIABILITIES LESS ASSETS – (0.0%)**		(416,867)
TOTAL NET ASSETS – 100.0%		$1,330,533,128

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(MTB U.S. Treasury Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

MTB U.S. Treasury Money Market Fund (concluded)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Government Agency & Obligations	$—	$699,949,995	$—	$699,949,995
Repurchase Agreements	—	631,000,000	—	631,000,000

Total	$—	$1,330,949,995	$—	$1,330,949,995

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	46.7%
Commercial Paper	21.5%
Cash Equivalents[1]	31.8%
Other Assets and Liabilities – Net[2]	(0.0)%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

4 COMMERCIAL PAPER – 21.5%

ASSET BACKED SECURITIES – 21.5%
Straight-A Funding LLC
[6,7] 0.21%, 11/12/10	$50,000,000	$49,996,792
[6,7] 0.22%, 11/17/10	50,000,000	49,995,111
[6,7] 0.24%, 11/22/10	100,000,000	99,986,000
[6,7] 0.24%, 12/01/10	50,000,000	49,990,000
[6,7] 0.24%, 12/15/10	100,000,000	99,970,666
[6,7] 0.25%, 1/11/11	50,000,000	49,975,347
[6,7] 0.28%, 11/08/10	50,000,000	49,997,278
TOTAL COMMERCIAL PAPER (COST $449,911,194)		$449,911,194

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 46.7%

FEDERAL FARM CREDIT BANK (FFCB) – 13.2%
[1] 0.24%, 11/02/10	125,000,000	125,000,000
[1] 0.29%, 11/01/10	25,000,000	25,000,000
[1] 0.78%, 11/01/10	125,000,000	124,996,301
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$274,996,301

FEDERAL HOME LOAN BANK (FHLB) – 4.8%
0.18%, 11/09/10	100,000,000	99,969,878

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 12.0%
[2] 0.24%, 1/04/11	100,000,000	99,957,333
[2] 0.31%, 1/11/11	50,000,000	49,969,431
[1] 0.34%, 1/28/11	100,000,000	100,000,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$249,926,764

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.2%
[2] 0.22%, 1/05/11	$100,000,000	$99,960,278
[2] 0.25%, 12/29/10	50,000,000	49,979,861
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$149,940,139

U.S. TREASURY BILL – 4.7%
[2] 0.17%, 4/07/11	100,000,000	99,925,861

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.8%
[2] 0.34%, 1/03/11	100,000,000	99,940,500
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $974,699,443)		$974,699,443

REPURCHASE AGREEMENTS – 31.8%
Barclays Capital, Inc., 0.21%, dated 10/29/10, due 11/1/10, repurchase price $330,005,775, collateralized by U.S. Government Securities 1.38% to 7.50%, maturing 09/15/12 to 11/15/24; total market value of $333,300,054.	330,000,000	330,000,000
Deutsche Bank Securities, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $333,005,828, collateralized by U.S. Government Securities 2.75% to 5.25%, maturing 08/01/12 to 08/24/20; total market value of $336,330,222.	333,000,000	333,000,000
TOTAL REPURCHASE AGREEMENTS (COST $663,000,000)		$663,000,000
TOTAL INVESTMENTS – 100.0% (COST $2,087,610,637)		$2,087,610,637
OTHER LIABILITIES LESS ASSETS – (0.0%)**		(135,082)
TOTAL NET ASSETS – 100.0%		$2,087,475,555

(MTB U.S. Government Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$449,911,194	$—	$449,911,194
U.S. Government Agency & Obligations	—	974,699,443	—	974,699,443
Repurchase Agreements	—	663,000,000	—	663,000,000

Total	$—	$2,087,610,637	$—	$2,087,610,637

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	21.7%
Higher Education	12.8%
General Obligations	10.8%
General Revenue	10.2%
Transportation	8.8%
School District	7.2%
Development	6.5%
Education	4.1%
Multi-Family Housing	3.8%
Asset Backed Securities	3.7%
Power	3.6%
Pollution Control	3.3%
Utilities	1.9%
Facilities	1.7%
Other Assets and Liabilities – Net[1]	(0.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

COMMERCIAL PAPER – 7.8%

NEW YORK – 7.8%

ASSET BACKED SECURITIES – 3.7%
New York State, Power Authority, (JP Morgan, LOC) 0.28%, 1/07/11	$4,410,000	$4,410,000

TRANSPORTATION – 4.1%
Metropolitan Transportation Authority, NY, (Series D) 0.32%, 1/03/11	5,000,000	5,000,000
TOTAL NEW YORK		$9,410,000
TOTAL COMMERCIAL PAPER (COST $9,410,000)		$9,410,000

MUNICIPAL BONDS – 22.7%

MICHIGAN – 0.6%

SCHOOL DISTRICT – 0.6%
Traverse City Area Public Schools, MI, GO Unlimited Bonds, (School Building & Site) 2.00%, 5/01/11	750,000	754,639
TOTAL MICHIGAN		$754,639

Description	Par Value	Value

NEW YORK – 12.4%

GENERAL OBLIGATIONS – 7.2%
Irondequoit, NY, GO Unlimited Notes, BANs, (Series A) 1.25%, 12/17/10	$2,700,000	$2,701,858
Rockland County, NY, GO Unlimited Notes, BANs, (Series B) 1.50%, 4/22/11	2,000,000	2,001,291
Wheatfield, NY, GO Unlimited Notes, BANs 1.75%, 2/10/11	4,000,000	4,008,152
TOTAL GENERAL OBLIGATIONS		$8,711,301

HIGHER EDUCATION – 1.5%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Revenue Bonds, (Series A-1), (Interagency Council Pooled)/(State Aid Withholding) 1.50%, 7/01/11	1,735,000	1,737,386

SCHOOL DISTRICT – 3.7%
Lyncourt Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 3/11/11	3,000,000	3,007,950

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (continued)

+Description	Par Value	Value

Windsor Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 1.75%, 6/16/11	$1,500,000	$1,509,720
TOTAL SCHOOL DISTRICT		$4,517,670
TOTAL NEW YORK		$14,966,357

PENNSYLVANIA – 7.3%

DEVELOPMENT – 1.7%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 0.70%, 7/01/11	2,000,000	2,000,000

GENERAL OBLIGATIONS – 1.7%
Philadelphia, PA, GO Unlimited Notes, TRANs, (Series A) 2.00%, 6/30/11	2,000,000	2,017,049

POLLUTION CONTROL – 1.0%
[5]Lancaster County, PA, Solid Waste Management Authority, Resource Recovery System, Refunding Revenue Bonds, AMT, (Series A) 2.00%, 12/15/10	1,245,000	1,245,444

SCHOOL DISTRICT – 2.9%
Otto-Eldred School District, PA, GO Unlimited Bonds, (AGM) 2.00%, 11/15/11	525,000	532,313
Philadelphia, PA, School District, GO Unlimited Notes, TRANs, (Series A) 2.50%, 6/30/11	3,000,000	3,027,771
TOTAL SCHOOL DISTRICT		$3,560,084
TOTAL PENNSYLVANIA		$8,822,577

WISCONSIN – 2.4%

GENERAL REVENUE – 2.4%
Sister Bay, WI, Note Anticipated Notes 2.65%, 6/01/11	2,925,000	2,947,105
TOTAL WISCONSIN		$2,947,105
TOTAL MUNICIPAL BONDS (COST $27,490,678)		$27,490,678

3SHORT-TERM MUNICIPAL BONDS – 69.6%

ALABAMA – 3.3%

TRANSPORTATION – 3.3%
Mobile, AL, IDB, Dock & Wharf Revenue, (Series B) Weekly VRDNs, (Holnam, Inc.)/(Wachovia Bank N.A., LOC) 0.26%, 11/03/10	4,000,000	4,000,000
TOTAL ALABAMA		$4,000,000

COLORADO – 5.4%

FACILITIES – 0.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC) 0.28%, 11/01/10	1,000,000	1,000,000

GENERAL REVENUE – 1.4%
Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds, (Series A1) Daily VRDNs, (National Jewish Federation Board Program)/(Bank of America N.A., LOC) 0.28%, 11/01/10	1,650,000	1,650,000

Description	Par Value	Value

MEDICAL – 3.2%
Colorado Health Facilities Authority, Revenue Bonds, Weekly VRDNs, (Exempla, Inc.)/(U.S. Bank NA, LOC) 0.23%, 11/03/10	$3,900,000	$3,900,000
TOTAL COLORADO		$6,550,000

CONNECTICUT – 1.4%

MEDICAL – 1.4%
Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC) 0.27%, 11/03/10	1,700,000	1,700,000
TOTAL CONNECTICUT		$1,700,000

FLORIDA – 8.3%

GENERAL REVENUE – 5.6%
Broward County School Board, FL, Certificate Participation, (Series D) Weekly VRDNs, (AGM)/(Dexia Credit Local) 0.28%, 11/04/10	6,800,000	6,800,000

MEDICAL – 2.7%
Jacksonville, FL, Economic Development Commission, Health Care Facilities Refunding Revenue Bonds, Daily VRDNs, (Methodist)/(TD Bank N.A., LOC) 0.22%, 11/01/10	3,245,000	3,245,000
TOTAL FLORIDA		$10,045,000

GEORGIA – 2.1%

MULTI-FAMILY HOUSING – 2.1%
De Kalb County, GA, MFH, Winterscreek Apartments, Weekly VRDNs, (FNMA, COL) 0.29%, 11/03/10	2,600,000	2,600,000
TOTAL GEORGIA		$2,600,000

MARYLAND – 2.9%

MEDICAL – 2.9%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program) 0.26%, 11/03/10	1,700,000	1,700,000
Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, (Series D) Daily VRDNs, (University of Maryland Medical System)/(TD Bank N.A., LOC) 0.20%, 11/01/10	1,800,000	1,800,000
TOTAL MEDICAL		$3,500,000
TOTAL MARYLAND		$3,500,000

MISSOURI – 1.2%

MEDICAL – 1.2%
Missouri State, Health & Educational Facilities Authority, Health Facilities Refunding Revenue Bonds, (Series E) Daily VRDNs, (SSM Health Care Corp.)/(PNC Bank N.A., LOC) 0.23%, 11/01/10	1,500,000	1,500,000
TOTAL MISSOURI		$1,500,000

(MTB Tax-Free Money Market Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Tax-Free Money Market Fund (continued)

Description	Par Value	Value

NEBRASKA – 1.7%

HIGHER EDUCATION – 1.7%
Nebraska Educational Finance Authority, Refunding Revenue Bonds, Daily VRDNs, (Creighton University Projects)/(JP Morgan Chase Bank, LOC) 0.27%, 11/01/10	$2,000,000	$2,000,000
TOTAL NEBRASKA		$2,000,000

NEVADA – 1.7%

MULTI-FAMILY HOUSING – 1.7%
[5]Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC) 0.33%, 11/04/10	2,000,000	2,000,000
TOTAL NEVADA		$2,000,000

NEW HAMPSHIRE – 3.1%

HIGHER EDUCATION – 3.1%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank) 0.20%, 11/03/10	3,700,000	3,700,000
TOTAL NEW HAMPSHIRE		$3,700,000

NEW YORK – 1.9%

GENERAL OBLIGATIONS – 1.9%
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.30%, 11/01/10	2,000,000	2,000,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.26%, 11/03/10	300,000	300,000
TOTAL GENERAL OBLIGATIONS		$2,300,000
TOTAL NEW YORK		$2,300,000

NORTH CAROLINA – 2.8%

EDUCATION – 2.8%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC) 0.27%, 11/04/10	3,420,000	3,420,000
TOTAL NORTH CAROLINA		$3,420,000

OHIO – 1.1%

MEDICAL – 1.1%
Franklin County, OH, Hospital Refunding Revenue Bonds, (Series C) Weekly VRDNs, (U.S. Bank NA, LOC)/(U.S. Health Corp.) 0.25%, 11/04/10	1,295,000	1,295,000
TOTAL OHIO		$1,295,000

OREGON – 0.8%

MEDICAL – 0.8%
Oregon State, Health Housing Educational & Cultural Facilities Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Assumption Village LLC)/(Keybank N.A., LOC) 0.35%, 11/04/10	1,000,000	1,000,000
TOTAL OREGON		$1,000,000

Description	Par Value	Value

PENNSYLVANIA – 27.7%

DEVELOPMENT – 2.2%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)) 0.25%, 11/03/10	$1,075,000	$1,075,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Res Recovery Facility)/(General Electric Capital Corp.) 0.25%, 11/03/10	1,580,000	1,580,000
TOTAL DEVELOPMENT		$2,655,000

EDUCATION – 1.3%
Hazleton Area, PA, IDA, Revenue Bonds, Weekly VRDNs, (MMI Preparatory School)/(PNC Bank N.A., LOC) 0.27%, 11/04/10	1,600,000	1,600,000

FACILITIES - 0.9%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.30%, 11/03/10	1,100,000	1,100,000

HIGHER EDUCATION – 6.5%
[8]Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 0.26%, 11/04/10	800,000	800,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen- Thuringen, LOC) 0.26%, 11/04/10	5,045,000	5,045,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.24%, 11/04/10	1,400,000	1,400,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania) 0.24%, 11/04/10	600,000	600,000
TOTAL HIGHER EDUCATION		$7,845,000

MEDICAL – 8.4%
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC) 0.28%, 11/03/10	3,035,000	3,035,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC) 0.27%, 11/01/10	1,700,000	1,700,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.) 0.30%, 11/03/10	3,455,000	3,455,000
Southcentral General Authority, PA, Revenue Bonds, (Series D) Weekly VRDNs, (Wellspan Health Obligated Group)/(TD Bank N.A., LOC) 0.24%, 11/03/10	2,000,000	2,000,000
TOTAL MEDICAL		$10,190,000

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (concluded)

Description	Par Value	Value

POLLUTION CONTROL – 2.3%
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC) 0.27%, 11/01/10	$1,500,000	$1,500,000
0.29%, 11/01/10	1,300,000	1,300,000
TOTAL POLLUTION CONTROL		$2,800,000

POWER – 3.6%
[5]Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen- Thuringen, LOC) 0.30%, 11/03/10	4,400,000	4,400,000

TRANSPORTATION – 0.6%
Delaware River Port Authority, PA, PA & NJ Refunding Revenue Bonds, (Series B) Weekly VRDNs, (TD Bank N.A., LOC) 0.23%, 11/04/10	655,000	655,000

UTILITIES – 1.9%
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.26%, 11/04/10	1,850,000	1,850,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 0.30%, 11/04/10	500,000	500,000
TOTAL UTILITIES		$2,350,000
TOTAL PENNSYLVANIA		$33,595,000

Description	Par Value	Value

TENNESSEE – 1.1%

DEVELOPMENT – 1.1%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs, (PET, Inc.)/(BNP Paribas, LOC) 0.30%, 11/04/10	$1,285,000	$1,285,000
TOTAL TENNESSEE		$1,285,000

UTAH – 2.3%

DEVELOPMENT – 1.5%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus, LOC) 0.28%, 11/03/10	1,800,000	1,800,000

GENERAL REVENUE – 0.8%
Washington County-St. George Interlocal Agency, UT, Lease Refunding Revenue Bonds, Weekly VRDNs, (Bank of America N.A., LOC) 0.35%, 11/04/10	1,000,000	1,000,000
TOTAL UTAH		$2,800,000

WASHINGTON – 0.8%

TRANSPORTATION – 0.8%
Port of Tacoma, WA, Sub Lien, (Series B) Daily VRDNs, (Bank of America N.A., LOC) 0.26%, 11/01/10	1,000,000	1,000,000
TOTAL WASHINGTON		$1,000,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $84,290,000)		$84,290,000
TOTAL INVESTMENTS – 100.1% (COST $121,190,678)		$121,190,678
OTHER LIABILITIES LESS ASSETS – (0.1%)		(77,699)
TOTAL NET ASSETS – 100.0%		$121,112,979

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$9,410,000	$—	$9,410,000
Municipal Bonds	—	27,490,678	—	27,490,678
Short-Term Municipal Bonds	—	84,290,000	—	84,290,000

Total	$—	$121,190,678	$—	$121,190,678

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	39.3%
U.S. Government Agency & Obligations	29.5%
Corporate Bonds	8.1%
Cash Equivalents[1]	23.1%
Other Assets and Liabilities – Net[2]	(0.0)%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

[4] COMMERCIAL PAPER – 39.3%

ASSET BACKED SECURITIES – 16.2%
FCAR Owner Trust Series I 0.30%, 1/11/11	$70,000,000	$69,958,583
[6,7]Gemini Security Corp., LLC 0.27%, 12/02/10	50,000,000	49,988,375
Straight-A Funding LLC
[6,7]0.20%, 11/04/10	60,000,000	59,999,000
[6,7]0.22%, 11/17/10	50,000,000	49,995,111
[6,7]0.28%, 11/08/10	40,000,000	39,997,822
TOTAL ASSET BACKED SECURITIES		$269,938,891

BANKS – 7.4%
Abbey National North America LLC 0.22%, 11/19/10	72,000,000	71,992,080
Dexia Delaware LLC 0.34%, 11/02/10	50,000,000	49,999,528
TOTAL BANKS		$121,991,608

DIVERSIFIED FINANCIAL SERVICES – 8.5%
General Electric Capital Services 0.32%, 4/18/11	72,000,000	71,892,480
HSBC Finance Corp. 0.20%, 11/05/10	70,000,000	69,998,445
TOTAL DIVERSIFIED FINANCIAL SERVICES		$141,890,925

FINANCE – AUTO LOANS – 4.2%
Toyota Motor Credit Corp. 0.32%, 1/31/11	70,000,000	69,943,378

OIL & GAS – 3.0%
Chevron Funding Corp. 0.18%, 11/03/10	50,000,000	49,999,500
TOTAL COMMERCIAL PAPER (COST $653,764,302)		$653,764,302

Description	Par Value	Value

CORPORATE BONDS – 8.1%

DIVERSIFIED FINANCIAL SERVICES – 5.1%
[1,6,7]American Honda Finance Corp. 0.38%, 11/24/10	$85,000,000	$85,000,000

BANKS – 3.0%
[1] Morgan Stanley 0.54%, 1/18/11	50,000,000	49,998,621
TOTAL CORPORATE BONDS (COST $134,998,621)		$134,998,621

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 29.5%

FEDERAL FARM CREDIT BANK (FFCB) – 7.5%
[1]0.24%, 11/02/10	75,000,000	75,000,000
0.28%, 11/12/10	50,000,000	50,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$125,000,000

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.0%
[1]0.27%, 12/30/10	100,000,000	100,000,380
[2]0.31%, 1/11/11	40,000,000	39,975,544
[1]0.34%, 1/28/11	75,000,000	75,000,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$214,975,924

U.S. TREASURY BILLS – 9.0%
[2]0.17%, 4/07/11	75,000,000	74,944,396

(MTB Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB Money Market Fund (concluded)

Description	Par Value	Value

[2]0.28%, 6/02/11	$75,000,000	$74,875,750
TOTAL U.S. TREASURY BILLS		$149,820,146
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $489,796,070)		$489,796,070

REPURCHASE AGREEMENTS – 23.1%
Barclays Capital, Inc., 0.21%, dated 10/29/10, due 11/1/10, repurchase price $192,003,360, collateralized by U.S. Government Securities 0.00% to 10.63%, maturing 10/31/10 to 05/15/39; total market value of $193,920,049.	192,000,000	192,000,000
Deutsche Bank Securities, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $193,003,378, collateralized by U.S. Government Securities 1.05% to 1.13%, maturing 10/08/13 to 10/22/13; total market value of $194,930,030.	193,000,000	193,000,000

Description	Par Value	Value

TOTAL REPURCHASE AGREEMENTS (COST $385,000,000)		$385,000,000
TOTAL INVESTMENTS – 100.0% (COST $1,663,558,993)		$1,663,558,993
OTHER LIABILITIES LESS ASSETS – (0.0%)**		(329,044)
TOTAL NET ASSETS – 100.0%		$1,663,229,949

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$653,764,302	$—	$653,764,302
Corporate Bonds	—	134,998,621	—	134,998,621
U.S. Government Agency & Obligations	—	489,796,070	—	489,796,070
Repurchase Agreements	—	385,000,000	—	385,000,000

Total	$—	$1,663,558,993	$—	$1,663,558,993

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2010, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	30.1%
U.S. Government Agency & Obligations	22.6%
Corporate Bonds	5.6%
Cash Equivalents[1]	41.8%
Other Assets and Liabilities – Net[2]	(0.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

4COMMERCIAL PAPER –30.1%

ASSET BACKED SECURITIES – 11.7%
FCAR Owner Trust Series I 0.30%, 1/11/11	$15,000,000	$14,991,125
[6,7] Gemini Security Corp., LLC
0.27%, 12/02/10	12,000,000	11,997,210
Straight-A Funding LLC
[6,7] 0.20%, 11/04/10	9,038,000	9,037,849
[6,7] 0.22%, 11/17/10	10,000,000	9,999,022
[6,7] 0.28%, 11/08/10	10,000,000	9,999,456
TOTAL ASSET BACKED SECURITIES		$56,024,662

BANKS – 6.3%
Abbey National North America LLC 0.22%, 11/19/10	15,000,000	14,998,350
Dexia Delaware LLC 0.34%, 11/02/10	15,000,000	14,999,858
TOTAL BANKS		$29,998,208

COSMETICS/PERSONAL CARE – 2.1%
Procter & Gamble Co. 0.26%, 11/19/10	10,000,000	9,998,700

DIVERSIFIED FINANCIAL SERVICES – 3.8%
General Electric Capital Services 0.32%, 4/18/11	13,000,000	12,980,587
HSBC Finance Corp. 0.20%, 11/05/10	5,000,000	4,999,889
TOTAL DIVERSIFIED FINANCIAL SERVICES		$17,980,476

FINANCE – AUTO LOANS – 3.1%
Toyota Motor Credit Corp. 0.32%, 1/31/11	15,000,000	14,987,867

Description	Par Value	Value

OIL & GAS – 3.1%
Chevron Funding Corp. 0.18%, 11/03/10	$15,000,000	$14,999,850
TOTAL COMMERCIAL PAPER (COST $143,989,763)		$143,989,763

CORPORATE BONDS – 5.6%

DIVERSIFIED FINANCIAL SERVICES – 3.1%
[1,6,7] American Honda Finance Corp.
0.38%, 11/24/10	15,000,000	15,000,000

BANKS – 2.5%
[1] Morgan Stanley 0.54%, 1/18/11	12,087,000	12,086,667
TOTAL CORPORATE BONDS (COST $27,086,667)		$27,086,667

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 22.6%

FEDERAL FARM CREDIT BANK (FFCB) – 5.2%
[1] 0.24%, 11/02/10	15,000,000	15,000,000
0.28%, 11/12/10	10,000,000	10,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$25,000,000

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.5%
[1] 0.27%, 12/30/10	25,000,000	25,000,095
[2] 0.31%, 1/11/11	10,000,000	9,993,886
[1] 0.34%, 1/28/11	15,000,000	15,000,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$49,993,981

(MTB Prime Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB Prime Money Market Fund (concluded)

Description	Par Value	Value

U.S. TREASURY BILL – 6.9%
[2] 0.17%, 4/07/11	$15,000,000	$14,988,879
[2] 0.28%, 6/02/11	18,000,000	17,970,180
TOTAL U.S. TREASURY BILL		$32,959,059
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $107,953,040)		$107,953,040

REPURCHASE AGREEMENTS – 41.8%
Bank of America LLC, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $42,000,735, collateralized by U.S. Government Securities 4.25% to 4.38%, maturing 08/15/13 to 05/15/40; total market value of $42,420,004.	42,000,000	42,000,000

Description	Par Value	Value

Barclays Capital, Inc., 0.21%, dated 10/29/10, due 11/1/10, repurchase price $100,001,750, collateralized by a U.S. Government Security 1.38%, maturing 02/15/12; total market value of $101,000,079.	$100,000,000	$100,000,000
Deutsche Bank Securities, 0.21%, dated 10/29/10, due 11/1/10, repurchase price $58,001,015, collateralized by a U.S. Government Security 3.50%, maturing 08/17/20; total market value of $58,580,356.	58,000,000	58,000,000
TOTAL REPURCHASE AGREEMENTS (COST $200,000,000)		$200,000,000
TOTAL INVESTMENTS – 100.1% (COST $479,029,470)		$479,029,470
OTHER LIABILITIES LESS ASSETS – (0.1%)		(619,847)
TOTAL NET ASSETS – 100.0%		$478,409,623

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$143,989,763	$—	$143,989,763
Corporate Bonds	—	27,086,667	—	27,086,667
U.S. Government Agency & Obligations	—	107,953,040	—	107,953,040
Repurchase Agreements	—	200,000,000	—	200,000,000

Total	$—	$479,029,470	$—	$479,029,470

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
General Obligations	33.2%
School District	12.4%
Power	8.8%
Housing	7.4%
Transportation	7.3%
General Revenue	6.5%
Higher Education	5.9%
Medical	5.6%
Asset Backed Securities	4.9%
Water	3.0%
Development	2.8%
Education	2.2%
Other Assets and Liabilities – Net[1]	(0.0%)[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

4COMMERCIAL PAPER – 9.8%

NEW YORK – 9.8%

ASSET BACKED SECURITIES – 4.9%
New York State Power Authority, (JP Morgan, LOC) 0.25%, 11/02/10	$5,000,000	$5,000,000

TRANSPORTATION – 4.9%
Metropolitan Transportation Authority, NY, (Series D) 0.32%, 1/03/11	5,000,000	5,000,000
TOTAL NEW YORK		$10,000,000
TOTAL COMMERCIAL PAPER (COST $10,000,000)		$10,000,000

MUNICIPAL BONDS – 20.4%

NEW YORK – 20.4%

GENERAL OBLIGATIONS – 6.4%
Irondequoit, NY, GO Unlimited Notes, BANs, (Series A) 1.25%, 12/17/10	2,525,000	2,526,738
Rockland County, NY, GO Unlimited Notes, BANS, 1.25%, 9/01/11	2,000,000	2,003,781
Wheatfield, NY, GO Unlimited Notes, BANs 1.75%, 2/10/11	2,010,000	2,014,096
TOTAL GENERAL OBLIGATIONS		$6,544,615

Description	Par Value	Value

GENERAL REVENUE – 0.3%
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds, (Series B), (Sales Tax Secured)/(NATL- RE) 5.00%, 11/15/10	$300,000	$300,513

SCHOOL DISTRICT – 12.4%
Alexander Central School District, NY, GO Unlimited, Refunding Bonds, (AGM State Aid Withholding) 5.00%, 6/15/11	645,000	661,671
Arlington Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholdings) 1.50%, 11/24/10	2,668,000	2,669,251
La Fargeville Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 2.00%, 6/29/11	2,500,000	2,516,296
Lyncourt Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 3/11/11	1,750,000	1,754,637
West Canada Valley Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 2.00%, 6/24/11	3,500,000	3,524,537
Windsor Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 1.75%, 6/16/11	1,500,000	1,509,721
TOTAL SCHOOL DISTRICT		$12,636,113

(MTB New York Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB New York Tax-Free Money Market Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 1.3%
New York State, Thruway Authority, Highway & Bridge Trust Fund, Refunding Revenue Bonds, (Series B), (AGM) 5.00%, 4/01/11	$1,350,000	$1,374,877
TOTAL NEW YORK		$20,856,118
TOTAL MUNICIPAL BONDS (COST $20,856,118)		$20,856,118

3 SHORT-TERM MUNICIPAL BONDS – 69.8%

NEW YORK – 69.8%

DEVELOPMENT – 2.8%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank) 0.24%, 11/04/10	1,375,000	1,375,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank of New York, LOC) 0.38%, 11/03/10	1,500,000	1,500,000
TOTAL DEVELOPMENT		$2,875,000

EDUCATION – 2.2%
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC) 0.27%, 11/04/10	2,235,000	2,235,000

GENERAL OBLIGATIONS – 26.8%
New York City, NY, (Series H-Subseries H- 2) Daily VRDNs, (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A., LOC) 0.30%, 11/01/10	2,700,000	2,700,000
New York City, NY, GO Bonds, (Series F- 4) Weekly VRDNs, (Landesbank Hessen- Thuringen, LOC) 0.27%, 11/03/10	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F- 6) Weekly VRDNs, (Morgan Guarantee Trust, LOC) 0.27%, 11/03/10	1,825,000	1,825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC) 0.25%, 11/03/10	3,500,000	3,500,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Bayerische Landesbank, LOC) 0.30%, 11/01/10	1,500,000	1,500,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC) 0.27%, 11/03/10	1,350,000	1,350,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.26%, 11/03/10	1,000,000	1,000,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.27%, 11/01/10	450,000	450,000
New York City, NY, GO Unlimited Bonds, (Series E-Subseries E-2), (Bank of America N.A., LOC) 0.27%, 11/01/10	1,700,000	1,700,000
New York City, NY, GO Unlimited Bonds, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC) 0.29%, 11/01/10	1,550,000	1,550,000

Description	Par Value	Value

New York City, NY, GO Unlimited Bonds, (Subseries A-6) Daily VRDNs, (AGM)/(Dexia Credit Local, SPA) 0.30%, 11/01/10	$1,800,000	$1,800,000
New York City, NY, GO Unlimited Bonds, (Subseries B-3) Daily VRDNs, (JP Morgan Chase Bank) 0.25%, 11/01/10	1,000,000	1,000,000
New York City, NY, GO Unlimited Bonds, (Subseries G-3) Daily VRDNs, (JP Morgan Chase Bank, LOC) 0.25%, 11/01/10	2,300,000	2,300,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.21%, 11/01/10	1,095,000	1,095,000
New York City, NY, GO Unlimited Bonds, (Subseries J-8) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.28%, 11/01/10	2,300,000	2,300,000
New York City, NY, GO Unlimited, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust) 0.26%, 11/01/10	1,800,000	1,800,000
TOTAL GENERAL OBLIGATIONS		$27,345,000

GENERAL REVENUE – 6.2%
New York City, NY, Transitional Finance Authority, Revenue Bonds (Subseries 2F) Daily VRDNs, (Bayerische Landesbank (GTD) LOC) 0.30%, 11/01/10	2,000,000	2,000,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series A) Weekly VRDNs, (GO of Corp.)/(Bayerische Landesbank/Westdeutsche Landesbank, LOC) 0.32%, 11/03/10	900,000	900,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series B) Weekly VRDNs, (GO of Corp.)/(Westdeutsche Landesbank/Bayerische Landesbank, LOC) 0.29%, 11/03/10	3,500,000	3,500,000
TOTAL GENERAL REVENUE		$6,400,000

HIGHER EDUCATION – 5.9%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Remarketable Revenue Bonds, (Series A-1) Weekly VRDNs, (University of Rochester)/(Bank of America N.A., LOC) 0.26%, 11/03/10	1,500,000	1,500,000
New York State, Dormitory Authority, Revenues State Supported Debt, Refunding Revenue Bonds, (Series D) Weekly VRDNs, (City University of NY)/(TD Bank N.A., LOC) 0.23%, 11/04/10	4,500,000	4,500,000
TOTAL HIGHER EDUCATION		$6,000,000

HOUSING – 7.4%
[5]Albany, NY, IDA, Housing Revenue, AMT, (Series A) Weekly VRDNs, (South Mall Towers Project)/(FANNIE MAE) 0.30%, 11/04/10	2,600,000	2,600,000
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 11/03/10	5,000,000	5,000,000
TOTAL HOUSING		$7,600,000

(MTB New York Tax-Free Money Market Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

MTB New York Tax-Free Money Market Fund (concluded)

Description	Par Value	Value

MEDICAL – 5.6%
Nassau Health Care Corp., NY, Refunding Revenue Bonds, (Subseries B-2) Weekly VRDNs, (Nassau County GTD)/(TD Bank N.A., LOC) 0.25%, 11/04/10	$5,720,000	$5,720,000

POWER – 8.8%
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B) Daily VRDNs, (West LB, LOC) 0.27%, 11/01/10	2,000,000	2,000,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC) 0.24%, 11/03/10	7,000,000	7,000,000
TOTAL POWER		$9,000,000

TRANSPORTATION – 1.1%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B- 4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemberg, LIQ) 0.28%, 11/04/10	1,100,000	1,100,000

Description	Par Value	Value

WATER – 3.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank) 0.23%, 11/03/10	$1,075,000	$1,075,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs, (Dexia Credit, LOC) 0.30%, 11/01/10	2,000,000	2,000,000
TOTAL WATER		$3,075,000
TOTAL NEW YORK		$71,350,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $71,350,000)		$71,350,000
TOTAL INVESTMENTS – 100.0% (COST $102,206,118)		$102,206,118
OTHER LIABILITIES LESS ASSETS – (0.0%)**		(13,973)
TOTAL NET ASSETS – 100.0%		$102,192,145

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$10,000,000	$—	$10,000,000
Municipal Bonds	—	20,856,118	—	20,856,118
Short-Term Municipal Bonds	—	71,350,000	—	71,350,000

Total	$—	$102,206,118	$—	$102,206,118

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

18

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2010, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	18.0%
Pollution Control	15.2%
Higher Education	13.7%
School District	13.4%
Education	12.0%
Utilities	5.4%
Transportation	5.4%
Nursing Homes	4.7%
General Obligations	4.6%
General Revenue	3.8%
Development	3.3%
Facilities	1.9%
Airport Development & Maintenance	0.6%
Other Assets and Liabilities – Net[1]	(2.0)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

MUNICIPAL BONDS – 27.9%

NEW JERSEY – 1.5%

GENERAL OBLIGATIONS – 1.5%
Roselle Park, NJ, GO Unlimited, Refunding Bonds 4.00%, 4/01/11	$465,000	$471,019
TOTAL NEW JERSEY		$471,019

NEW YORK – 3.1%

GENERAL OBLIGATIONS – 3.1%
Rockland County, NY, GO Unlimited Notes, BANs, (Series B) 1.50%, 4/22/11	1,000,000	1,000,646
TOTAL NEW YORK		$1,000,646

PENNSYLVANIA – 23.3%

DEVELOPMENT – 3.0%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 0.70%, 7/01/11	955,000	955,000

MEDICAL – 3.7%
Sayre Health Care Facilities Authority, PA, Refunding Revenue Bonds, (Series A), (Guthrie Healthcare System) 6.00%, 12/01/10	1,155,000	1,159,796

Description	Par Value	Value

POLLUTION CONTROL – 3.2%
[5]Lancaster County, PA, Solid Waste Management Authority, Resource Recovery System, Refunding Revenue Bonds, AMT, (Series A) 2.00%, 12/15/10	$1,000,000	$1,000,357

SCHOOL DISTRICT – 13.4%
Beaver Area School District, PA, GO Unlimited, Refunding Bonds, (Series A), (AGM State Aid Withholding) 2.00%, 1/15/11	1,165,000	1,168,435
Milton, PA, Area School District, GO Unlimited Refunding Revenue Bonds, (Series AA), (AGM State Aid Withholding) 2.00%, 11/15/10	1,330,000	1,330,758
Philadelphia, PA, School District, GO Unlimited Notes, TRANs, (Series A) 2.50%, 6/30/11	1,000,000	1,009,811
Shikellamy School District, PA, GO Unlimited Bonds, (Series A), (AGM) 1.50%, 11/15/11	745,000	751,616
TOTAL SCHOOL DISTRICT		$4,260,620
TOTAL PENNSYLVANIA		$7,375,773
TOTAL MUNICIPAL BONDS (COST $8,847,438)		$8,847,438

3SHORT-TERM MUNICIPAL BONDS – 74.1%

PENNSYLVANIA – 74.1%

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

MTB Pennsylvania Tax-Free Money Market Fund (continued)

Description	Par Value	Value

AIRPORT DEVELOPMENT & MAINTENANCE – 0.6%
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.) 0.25%, 11/01/10	$200,000	$200,000

DEVELOPMENT – 0.3%
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.) 0.25%, 11/03/10	100,000	100,000

EDUCATION – 12.0%
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC) 0.30%, 11/01/10	1,500,000	1,500,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool B, Subseries B31) Weekly VRDNs, (U.S. Bank NA, LOC) 0.28%, 11/03/10	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank NA, LOC) 0.28%, 11/03/10	700,000	700,000
Hazleton Area, PA, IDA, Revenue Bonds, Weekly VRDNs, (MMI Preparatory School)/(PNC Bank N.A., LOC) 0.27%, 11/04/10	895,000	895,000
TOTAL EDUCATION		$3,795,000

FACILITIES – 1.9%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.30%, 11/03/10	600,000	600,000

GENERAL REVENUE – 3.8%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNS, (Bayerische Landesbank, LOC) 0.30%, 11/03/10	500,000	500,000
Emmaus General Authority, PA, Revenue Bonds, Weekly VRDNs, (U.S. Bank NA, LOC)/(State Aid Withholding)/(GOVT-F-19- RMKT-11/3/03) 0.28%, 11/03/10	700,000	700,000
TOTAL GENERAL REVENUE		$1,200,000

HIGHER EDUCATION – 13.7%
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Holy Family University)/(TD Bank N.A., LOC) 0.25%, 11/04/10	1,000,000	1,000,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC) 0.26%, 11/04/10	1,860,000	1,860,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.24%, 11/04/10	600,000	600,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania) 0.24%, 11/04/10	900,000	900,000
TOTAL HIGHER EDUCATION		$4,360,000

Description	Par Value	Value

MEDICAL – 14.3%
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC) 0.37%, 11/03/10	$300,000	$300,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.) 0.27%, 11/01/10	600,000	600,000
Geisinger Authority, PA, Health System Revenue Bonds, Daily VRDNs, (Geisinger Health System Federation)/(Bank of America N.A., SPA) 0.27%, 11/01/10	350,000	350,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC) 0.27%, 11/01/10	300,000	300,000
Philadelphia, PA, HEFA, Hospital Refunding Bonds, (Series A) Daily VRDNs, (Childrens Hospital Philadelphia)/(Fleet National Bank) 0.27%, 11/01/10	200,000	200,000
Southcentral General Authority, PA, Revenue Bonds, (Series D) Weekly VRDNs, (Wellspan Health Obligated Group)/(TD Bank N.A., LOC) 0.24%, 11/03/10	1,500,000	1,500,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC) 0.50%, 11/04/10	1,300,000	1,300,000
TOTAL MEDICAL		$4,550,000

NURSING HOMES – 4.7%
Allegheny County, PA, IDA, Health & Housing Facilities, Refunding Revenue Bonds, (Series A) Daily VRDNs, (PNC Bank N.A., LOC) 0.27%, 11/01/10	500,000	500,000
Lancaster County, PA, Hospital Authority Refunding Revenue Bonds, (Series A) Daily VRDNs, (Masonic Homes of Grand Lodge)/(Wells Fargo Bank N.A., LOC) 0.30%, 11/01/10	200,000	200,000
Lancaster County, PA, Hospital Authority Refunding Revenue Bonds, (Series D) Daily VRDNs, (Masonic Homes of Grand Lodge Project)/(JP Morgan Chase Bank, LOC) 0.30%, 11/01/10	800,000	800,000
TOTAL NURSING HOMES		$1,500,000

POLLUTION CONTROL – 12.0%
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC) 0.27%, 11/01/10	1,600,000	1,600,000
0.29%, 11/01/10	1,500,000	1,500,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.) 0.25%, 11/03/10	700,000	700,000
TOTAL POLLUTION CONTROL		$3,800,000

TRANSPORTATION – 5.4%
Delaware River Joint Toll Bridge Commission, PA, Bridge Revenue Bonds, (Series B-1) Weekly VRDNs, (Dexia Credit Local, LOC) 0.28%, 11/04/10	1,700,000	1,700,000

(MTB Pennsylvania Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Tax-Free Money Market Fund (concluded)

Description	Par Value	Value

UTILITIES – 5.4%
[8]Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.26%, 11/04/10	$1,000,000	$1,000,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 0.30%, 11/04/10	700,000	700,000
TOTAL UTILITIES		$1,700,000
TOTAL PENNSYLVANIA		$23,505,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $23,505,000)		$23,505,000
TOTAL INVESTMENTS – 102.0% (COST $32,352,438)		$32,352,438
OTHER LIABILITIES LESS ASSETS – (2.0%)		(645,102)
TOTAL NET ASSETS – 100.0%		$31,707,336

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$8,847,438	$—	$8,847,438
Short-Term Municipal Bonds	—	23,505,000	—	23,505,000

Total	$—	$32,352,438	$—	$32,352,438

See Notes to Portfolios of Investments

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	21

(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)	At October 31, 2010, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB Tax-Free Money Market Fund	$7,645,444	6.3%
MTB New York Tax-Free Money Market Fund	7,600,000	7.4%
MTB Pennsylvania Tax-Free Money Market Fund	1,000,357	3.1%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2010, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	$449,911,194	21.6%
MTB Money Market Fund	284,980,308	17.1%
MTB Prime Money Market Fund	56,033,537	11.7%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Straight-A Funding LLC	09/01/2010	$99,945,333	$99,986,000
Straight-A Funding LLC	10/01/2010	99,950,000	99,970,666
Straight-A Funding LLC	09/13/2010	49,973,667	49,990,000
Straight-A Funding LLC	10/04/2010	49,988,625	49,996,792
Straight-A Funding LLC	10/05/2010	49,986,861	49,995,111
Straight-A Funding LLC	10/18/2010	49,970,486	49,975,347
Straight-A Funding LLC	08/10/2010	49,965,000	49,997,278
			449,911,194	21.6%
MTB Money Market Fund
American Honda Finance Corp.	11/19/2009	85,000,000	85,000,000
Gemini Security Corp., LLC	09/02/2010	49,965,875	49,988,375
Straight-A Funding LLC	08/11/2010	39,972,311	39,997,822
Straight-A Funding LLC	10/05/2010	49,986,861	49,995,111
Straight-A Funding LLC	10/20/2010	59,995,000	59,999,000
			284,980,308	17.1%
MTB Prime Money Market Fund
American Honda Finance Corp.	11/19/2009	15,000,000	15,000,000
Gemini Security Corp., LLC	09/02/2010	11,991,810	11,997,210
Straight-A Funding LLC	08/11/2010	9,993,078	9,999,456
Straight-A Funding LLC	10/05/2010	9,997,372	9,999,022
Straight-A Funding LLC	10/20/2010	9,037,247	9,037,849
			56,033,537	11.7%

(8)	All or a portion of this security was segregated for extended settlement contracts.

**	Represents less than 0.05%.

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

22	NOTES TO PORTFOLIOS OF INVESTMENTS

The following acronyms are used throughout this report:

AMT – Alternative Minimum Tax (subject to)

BANs – Bond Anticipation Notes

COL – Collateralized

FSA – Financial Security Assurance Inc.

GO – General Obligation

GTD – Guaranteed

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Bank

INS – Insured

INSTN – Institutional

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC – Letter of Credit

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

TRANs – Tax & Revenue Anticipation Notes

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	23

October 31, 2010	MTB U.S. Treasury Money Market Fund	MTB U.S. Government Money Market Fund	MTB Tax-Free Money Market Fund	MTB Money Market Fund	MTB Prime Money Market Fund
ASSETS:
Investments, at identified cost	$1,330,949,995	$2,087,610,637	$121,190,678	$1,663,558,993	$479,029,470

Investments in repurchase agreements, at value	$631,000,000	$663,000,000	—	$385,000,000	$200,000,000
Investments in securities, at value	699,949,995	1,424,610,637	$121,190,678	1,278,558,993	279,029,470

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	1,330,949,995	2,087,610,637	121,190,678	1,663,558,993	479,029,470

Cash	—	—	229,755	—	—
Income receivable	232,170	397,335	250,664	227,413	47,816
Other Assets	23,260	17,125	7,078	24,822	16,245

TOTAL ASSETS	1,331,205,425	2,088,025,097	121,678,175	1,663,811,228	479,093,531

LIABILITIES:
Payable to custodian	548,236	344,683	—	272,200	614,078
Payable for investments purchased	—	—	532,313	—	—
Income distribution payable	10,509	23,537	2,857	44,456	17,896
Payable for Trustees’ fees	488	488	488	488	488
Payable for distribution services fee	3,625	6,923	1,018	3,067	—
Payable for shareholder services fee	—	—	—	17,839	4,555
Accrued expenses	109,439	173,911	28,520	243,229	46,891

TOTAL LIABILITIES	672,297	549,542	565,196	581,279	683,908

NET ASSETS	$1,330,533,128	$2,087,475,555	$121,112,979	$1,663,229,949	$478,409,623

NET ASSETS CONSIST OF:
Paid-in capital	$1,330,537,287	$2,087,504,535	$121,108,337	$1,663,269,594	$478,404,771
Undistributed (distributions in excess of) net investment income	(4,709)	(28,980)	4,642	(28,354)	(222)
Accumulated net realized gain (loss) on investments	550	—	—	(11,291)	5,074

TOTAL NET ASSETS	$1,330,533,128	$2,087,475,555	$121,112,979	$1,663,229,949	$478,409,623

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$80,742,169	$30,222,993	$16,763,272	$425,904,652	$—

Shares outstanding (unlimited shares authorized)	80,747,425	30,227,188	16,764,047	426,031,245	—

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00	$—

Class A2 Shares
Net Assets	$—	$—	$—	$220,640,329	$—

Shares outstanding (unlimited shares authorized)	—	—	—	220,695,625	—

Net Asset Value per share	$—	$—	$—	$1.00	$—

Class B Shares
Net Assets	$—	$—	$—	$206,691	$—

Shares outstanding (unlimited shares authorized)	—	—	—	206,783	—

Net Asset Value per share	$—	$—	$—	$1.00	$—

Class S Shares
Net Assets	$14,217,847	$—	$—	$11,481,968	$—

Shares outstanding (unlimited shares authorized)	14,218,323	—	—	11,487,507	—

Net Asset Value per share	$1.00	$—	$—	$1.00	$—

Corporate Shares
Net Assets	$—	$—	$—	$—	$478,409,623

Shares outstanding (unlimited shares authorized)	—	—	—	—	478,407,330

Net Asset Value per share	$—	$—	$—	$—	$1.00

Institutional I Shares
Net Assets	$273,846,213	$466,739,891	$70,200,995	$590,994,076	$—

Shares outstanding (unlimited shares authorized)	273,863,413	466,856,416	70,206,876	591,160,866	—

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00	$—

Institutional II Shares
Net Assets	$961,726,899	$1,590,512,671	$34,148,712	$414,002,233	$—

Shares outstanding (unlimited shares authorized)	961,763,008	1,590,716,528	34,150,802	414,102,740	—

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00	$—

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

24	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2010	MTB New York Tax-Free Money Market Fund	MTB Pennsylvania Tax-Free Money Market Fund
ASSETS:
Investments, at identified cost	$102,206,118	$32,352,438

Investments in repurchase agreements, at value	—	—
Investments in securities, at value	$102,206,118	$32,352,438

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	102,206,118	32,352,438

Cash	—	38,447
Income receivable	208,551	78,392
Other Assets	6,747	11,748

TOTAL ASSETS	102,421,416	32,481,025

LIABILITIES:
Payable to custodian	204,204	—
Payable for investments purchased	—	751,615
Income distribution payable	1,148	401
Payable for Trustees’ fees	488	488
Payable for distribution services fee	—	—
Payable for shareholder services fee	—	—
Accrued expenses	23,431	21,185

TOTAL LIABILITIES	229,271	773,689

NET ASSETS	$102,192,145	$31,707,336

NET ASSETS CONSIST OF:
Paid-in capital	$102,264,778	$31,704,407
Undistributed (distributions in excess of) net investment income	(610)	2,929
Accumulated net realized gain (loss) on investments	(72,023)	—

TOTAL NET ASSETS	$102,192,145	$31,707,336

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares
Net Assets	$58,237,750	$6,462,410

Shares outstanding (unlimited shares authorized)	58,271,254	6,462,242

Net Asset Value per share	$1.00	$1.00

Institutional I Shares
Net Assets	$43,954,395	$15,937,622

Shares outstanding (unlimited shares authorized)	43,999,211	15,934,920

Net Asset Value per share	$1.00	$1.00

Institutional II Shares
Net Assets	$—	$9,307,304

Shares outstanding (unlimited shares authorized)	—	9,307,247

Net Asset Value per share	$—	$1.00

See Notes which are an integral part of the Financial Statements

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	25

For the Six Months Ended October 31, 2010	MTB U.S. Treasury Money Market Fund	MTB U.S. Government Money Market Fund	MTB Tax-Free Money Market Fund	MTB Money Market Fund	MTB Prime Money Market Fund
INVESTMENT INCOME:
Interest	$1,029,071	$3,197,354	$283,787	$2,694,600	$645,043

EXPENSES:
Investment advisory fee	2,109,123	4,310,123	263,835	3,263,346	790,212
Administrative personnel and services fee	152,146	311,229	19,058	235,658	57,074
Portfolio accounting, administration and custodian fees	168,618	443,017	27,812	370,685	69,659
Transfer and dividend disbursing agent fees and expenses	8,977	5,876	6,556	105,476	5,632
Trustees’ fees	9,873	9,855	9,877	9,930	9,889
Professional fees	25,013	23,446	25,030	25,354	22,976
Distribution services fee—Class A Shares	—	41,148	24,093	—	—
Distribution services fee—Class A2 Shares	—	—	—	285,633	—
Distribution services fee—Class B Shares	—	—	—	814	—
Distribution services fee—Class S Shares	15,366	—	—	16,009	—
Distribution services fee—Corporate Shares	—	—	—	—	493,882
Distribution services fee—Institutional II Shares	886,257	2,043,995	46,663	487,228	—
Shareholder services fee—Class A Shares	121,823	41,148	24,093	552,303	—
Shareholder services fee—Class A2 Shares	—	—	—	285,633	—
Shareholder services fee—Class B Shares	—	—	—	271	—
Shareholder services fee—Class S Shares	15,366	—	—	16,009	—
Shareholder services fee—Corporate Shares	—	—	—	—	493,882
Shareholder services fee—Institutional I Shares	294,756	608,684	94,140	698,147	—
Share registration costs	19,781	18,677	15,693	29,330	9,539
Printing and postage	4,687	7,769	1,409	30,246	1,731
Miscellaneous	64,888	119,425	12,659	74,019	35,171

TOTAL EXPENSES	3,896,674	7,984,392	570,918	6,486,091	1,989,647

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(1,589,214)	(2,176,342)	(122,979)	(1,798,231)	(466,505)
Waiver of distribution services fee—Class A Shares	—	(41,148)	(21,782)	—	—
Waiver of distribution services fee—Class A2 Shares	—	—	—	(285,633)	—
Waiver of distribution services fee—Class B Shares	—	—	—	(814)	—
Waiver of distribution services fee—Class S Shares	(15,366)	—	—	(16,120)	—
Waiver of distribution services fee—Corporate Shares	—	—	—	—	(493,882)
Waiver of distribution services fee—Institutional II Shares	(886,257)	(2,043,995)	(45,782)	(487,228)	—
Waiver of shareholder services fee—Class A Shares	(121,823)	(41,041)	(23,977)	(479,685)	—
Waiver of shareholder services fee—Class A2 Shares	—	—	—	(248,192)	—
Waiver of shareholder services fee—Class B Shares	—	—	—	(235)	—
Waiver of shareholder services fee—Class S Shares	(15,366)	—	—	(13,796)	—
Waiver of shareholder services fee—Corporate Shares	—	—	—	—	(493,882)
Waiver of shareholder services fee—Institutional I Shares	(294,756)	(608,684)	(94,140)	(698,147)	—
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(547)	(95)	(155)	(18,335)	(117)

TOTAL WAIVERS AND REIMBURSEMENTS	(2,923,329)	(4,911,305)	(308,815)	(4,046,416)	(1,454,386)

Net expenses	973,345	3,073,087	262,103	2,439,675	535,261

Net investment income	55,726	124,267	21,684	254,925	109,782

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	550	—	—	—	8,001

Change in net assets resulting from operations	$56,276	$124,267	$21,684	$254,925	$117,783

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

26	STATEMENTS OF OPERATIONS (concluded)

For the Six Months Ended October 31, 2010	MTB New York Tax-Free Money Market Fund	MTB Pennsylvania Tax-Free Money Market Fund
INVESTMENT INCOME:
Interest	$213,782	$75,767

EXPENSES:
Investment advisory fee	219,225	68,873
Administrative personnel and services fee	15,838	4,975
Portfolio accounting, administration and custodian fees	26,049	10,459
Transfer and dividend disbursing agent fees and expenses	13,122	7,864
Trustees’ fees	9,763	9,914
Professional fees	23,656	23,326
Distribution services fee—Class A Shares	—	6,813
Distribution services fee—Institutional II Shares	—	14,994
Shareholder services fee—Class A Shares	76,769	6,813
Shareholder services fee—Institutional I Shares	60,280	21,240
Share registration costs	11,429	15,266
Printing and postage	2,453	1,090
Miscellaneous	11,303	7,275

TOTAL EXPENSES	469,887	198,902

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(128,876)	(76,252)
Waiver of distribution services fee—Class A Shares	—	(6,578)
Waiver of distribution services fee—Institutional II Shares	—	(14,994)
Waiver of shareholder services fee—Class A Shares	(75,033)	(6,813)
Waiver of shareholder services fee—Institutional I Shares	(60,280)	(21,240)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(735)	(263)

TOTAL WAIVERS AND REIMBURSEMENTS	(264,924)	(126,140)

Net expenses	204,963	72,762

Net investment income	8,819	3,005

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,115)	—

Change in net assets resulting from operations	$6,704	$3,005

See Notes which are an integral part of the Financial Statements

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	27

	MTB U.S. Treasury Money Market Fund		MTB U.S. Government Money Market Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$55,726	$184,349	$124,267	$446,781
Net realized gain (loss) on investments	550	1,312	—	16,139

Change in net assets resulting from operations	56,276	185,661	124,267	462,920

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(4,866)	(19,102)	(1,660)	(3,776)
Class S Shares	(616)	(1,774)	—	—
Institutional I Shares	(11,899)	(48,026)	(31,176)	(94,098)
Institutional II Shares	(35,573)	(113,865)	(102,684)	(175,247)
Return of Capital
Class A Shares	—	—	—	(2,608)
Institutional I Shares	—	—	—	(64,994)
Institutional II Shares	—	—	—	(121,046)

Change in net assets resulting from distributions to shareholders	(52,954)	(182,767)	(135,520)	(461,769)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	351,879,793	720,546,399	40,758,661	103,671,524
Class S Shares	21,405,543	73,937,677	—	—
Institutional I Shares	472,009,775	546,276,177	942,932,373	1,873,261,809
Institutional II Shares	1,181,831,611	1,942,550,395	1,530,880,225	3,932,313,069
Distributions reinvested
Class A Shares	4,321	14,668	1,555	6,257
Class S Shares	3	2	—	—
Institutional I Shares	232	438	660	249
Institutional II Shares	—	—	11	87
Cost of shares redeemed
Class A Shares	(412,790,382)	(712,668,520)	(46,039,055)	(110,602,863)
Class S Shares	(17,942,728)	(73,453,632)	—	—
Institutional I Shares	(374,631,514)	(764,361,922)	(972,195,004)	(2,772,043,955)
Institutional II Shares	(874,636,888)	(2,040,303,699)	(1,522,675,370)	(3,992,129,406)

Change in net assets resulting from share transactions	347,129,766	(307,462,017)	(26,335,944)	(965,523,229)

Change in net assets	347,133,088	(307,459,123)	(26,347,197)	(965,522,078)
NET ASSETS:
Beginning of period	983,400,040	1,290,859,163	2,113,822,752	3,079,344,830

End of period	$1,330,533,128	$983,400,040	$2,087,475,555	$2,113,822,752

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,709)	$(7,481)	$(28,980)	$(17,727)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	351,879,793	720,546,399	40,758,661	103,671,524
Class S Shares	21,405,543	73,937,677	—	—
Institutional I Shares	472,009,775	546,276,177	942,932,373	1,873,261,809
Institutional II Shares	1,181,831,611	1,942,550,395	1,530,880,225	3,932,313,069
Distributions reinvested
Class A Shares	4,321	14,668	1,555	6,257
Class S Shares	3	2	—	—
Institutional I Shares	232	438	660	249
Institutional II Shares	—	—	11	87
Shares redeemed
Class A Shares	(412,790,382)	(712,668,520)	(46,039,055)	(110,602,863)
Class S Shares	(17,942,728)	(73,453,632)	—	—
Institutional I Shares	(374,631,514)	(764,361,922)	(972,195,004)	(2,772,043,955)
Institutional II Shares	(874,636,888)	(2,040,303,699)	(1,522,675,370)	(3,992,129,406)

Net change resulting from share transactions	347,129,766	(307,462,017)	(26,335,944)	(965,523,229)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010

28	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Tax-Free Money Market Fund		MTB Money Market Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$21,684	$162,619	$254,925	$704,707

Change in net assets resulting from operations	21,684	162,619	254,925	704,707

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,305)	(7,515)	(24,236)	(116,197)
Class A2 Shares	—	—	(12,508)	(69,934)
Class B Shares	—	—	(12)	(74)
Class S Shares	—	—	(697)	(4,609)
Institutional I Shares	(14,204)	(128,949)	(127,423)	(295,177)
Institutional II Shares	(6,183)	(26,202)	(89,119)	(154,040)
Return of Capital
Class A Shares	—	—	—	(11,101)
Class A2 Shares	—	—	—	(6,681)
Class B Shares	—	—	—	(7)
Class S Shares	—	—	—	(440)
Institutional I Shares	—	—	—	(28,201)
Institutional II Shares	—	—	—	(14,717)

Change in net assets resulting from distributions to shareholders	(21,692)	(162,666)	(253,995)	(701,178)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	18,596,727	41,566,010	629,219,879	1,449,614,626
Class A2 Shares	—	—	68,857,714	124,710,770
Class B Shares	—	—	48,710	500
Class S Shares	—	—	60,495,300	191,756,126
Institutional I Shares	61,803,142	153,583,649	490,586,822	1,058,237,609
Institutional II Shares	57,390,128	52,330,657	369,400,572	1,012,783,706
Distributions reinvested
Class A Shares	1,237	7,366	17,938	92,645
Class A2 Shares	—	—	12,349	87,198
Class B Shares	—	—	12	82
Class S Shares	—	—	28	105
Institutional I Shares	201	331	8,424	19,446
Institutional II Shares	—	—	5	11
Cost of shares redeemed
Class A Shares	(20,783,380)	(43,962,564)	(662,832,245)	(1,620,640,497)
Class A2 Shares	—	—	(92,892,088)	(200,383,611)
Class B Shares	—	—	(47,134)	(213,046)
Class S Shares	—	—	(61,839,682)	(209,353,532)
Institutional I Shares	(75,518,403)	(250,252,322)	(466,193,909)	(1,303,759,963)
Institutional II Shares	(60,111,801)	(64,602,635)	(380,500,065)	(1,034,891,769)

Change in net assets resulting from share transactions	(18,622,149)	(111,329,508)	(45,657,370)	(531,939,594)

Change in net assets	(18,622,157)	(111,329,555)	(45,656,440)	(531,936,065)
NET ASSETS:
Beginning of period	139,735,136	251,064,691	1,708,886,389	2,240,822,454

End of period	$121,112,979	$139,735,136	$1,663,229,949	$1,708,886,389

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,642	$4,650	$(28,354)	$(29,284)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	18,596,727	41,566,010	629,219,879	1,449,614,626
Class A2 Shares	—	—	68,857,714	124,710,770
Class B Shares	—	—	48,710	500
Class S Shares	—	—	60,495,300	191,756,106
Institutional I Shares	61,803,142	153,583,649	490,586,822	1,058,237,609
Institutional II Shares	57,390,128	52,330,657	369,400,572	1,012,783,706
Distributions reinvested
Class A Shares	1,237	7,366	17,938	92,645
Class A2 Shares	—	—	12,349	87,198
Class B Shares	—	—	12	82
Class S Shares	—	—	28	105
Institutional I Shares	201	331	8,424	19,446
Institutional II Shares	—	—	5	11
Shares redeemed
Class A Shares	(20,783,380)	(43,962,564)	(662,832,245)	(1,620,640,346)
Class A2 Shares	—	—	(92,892,088)	(200,383,611)
Class B Shares	—	—	(47,134)	(213,046)
Class S Shares	—	—	(61,839,682)	(209,353,529)
Institutional I Shares	(75,518,403)	(250,252,322)	(466,193,909)	(1,303,759,963)
Institutional II Shares	(60,111,801)	(64,602,635)	(380,500,065)	(1,034,891,768)

Net change resulting from share transactions	(18,622,149)	(111,329,508)	(45,657,370)	(531,939,459)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2010  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	29

	MTB Prime Money Market Fund		MTB New York Tax-Free Money Market Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$109,782	$323,788	$8,819	$92,288
Net realized gain (loss) on investments	8,001	—	(2,115)	(63,251)

Change in net assets resulting from operations	117,783	323,788	6,704	29,037

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	—	—	(3,370)	(25,354)
Corporate Shares	(109,941)	(323,835)	—	—
Institutional I Shares	—	—	(4,737)	(66,359)

Change in net assets resulting from distributions to shareholders	(109,941)	(323,835)	(8,107)	(91,713)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	—	—	101,775,076	199,048,434
Corporate Shares	615,957,166	1,196,398,750	—	—
Institutional I Shares	—	—	75,147,049	143,991,061
Distributions reinvested
Class A Shares	—	—	3,008	31,389
Corporate Shares	33,160	107,716	—	—
Institutional I Shares	—	—	672	9,672
Cost of shares redeemed
Class A Shares	—	—	(101,267,489)	(224,978,573)
Corporate Shares	(563,345,586)	(1,335,283,403)	—	—
Institutional I Shares	—	—	(79,029,904)	(209,520,671)

Change in net assets resulting from share transactions	52,644,740	(138,776,937)	(3,371,588)	(91,418,688)

Change in net assets	52,652,582	(138,776,984)	(3,372,991)	(91,481,364)
NET ASSETS:
Beginning of period	425,757,041	564,534,025	105,565,136	197,046,500

End of period	$478,409,623	$425,757,041	$102,192,145	$105,565,136

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(222)	$(63)	$(610)	$(1,322)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	—	—	101,775,076	199,048,434
Corporate Shares	615,957,166	1,196,398,750	—	—
Institutional I Shares	—	—	75,147,049	143,991,061
Distributions reinvested
Class A Shares	—	—	3,008	31,389
Corporate Shares	33,160	107,716	—	—
Institutional I Shares	—	—	672	9,672
Shares redeemed
Class A Shares	—	—	(101,267,489)	(224,978,573)
Corporate Shares	(563,345,586)	(1,335,283,403)	—	—
Institutional I Shares	—	—	(79,029,904)	(209,520,671)

Net change resulting from share transactions	52,644,740	(138,776,937)	(3,371,588)	(91,418,688)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010

30	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	MTB Pennsylvania Tax-Free Money Market Fund
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$3,005	$25,794

Change in net assets resulting from operations	3,005	25,794

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(297)	(2,000)
Institutional I Shares	(1,674)	(20,607)
Institutional II Shares	(1,197)	(3,672)

Change in net assets resulting from distributions to shareholders	(3,168)	(26,279)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	6,326,037	20,834,909
Institutional I Shares	18,405,281	49,437,783
Institutional II Shares	488,897	20,093,481
Distributions reinvested
Class A Shares	301	2,192
Institutional I Shares	351	1,585
Institutional II Shares	—	—
Cost of shares redeemed
Class A Shares	(7,108,495)	(18,729,732)
Institutional I Shares	(20,646,334)	(80,027,020)
Institutional II Shares	(5,699,370)	(9,721,831)

Change in net assets resulting from share transactions	(8,233,332)	(18,108,633)

Change in net assets	(8,233,495)	(18,109,118)
NET ASSETS:
Beginning of period	39,940,831	58,049,949

End of period	$31,707,336	$39,940,831

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,929	$3,092

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	6,326,037	20,834,909
Institutional I Shares	18,405,281	49,437,783
Institutional II Shares	488,897	20,093,481
Distributions reinvested
Class A Shares	301	2,192
Institutional I Shares	351	1,585
Institutional II Shares	—	—
Shares redeemed
Class A Shares	(7,108,495)	(18,729,732)
Institutional I Shares	(20,646,334)	(80,027,020)
Institutional II Shares	(5,699,370)	(9,721,831)

Net change resulting from share transactions	(8,233,332)	(18,108,633)

See Notes which are an integral part of the Financial Statements

October 31, 2010  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	31

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.005	0.033	0.043	0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.005)	(0.033)	(0.043)	(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.54%	3.40%	4.42%	2.91%
Net Assets, End of Period (000’s)	$80,742		$141,648		$133,754	$103,488	$108,698	$117,863
Ratios to Average Net Assets
Gross Expense	0.74	%(e)	0.74%		0.74%	0.76%	0.78%	1.02%
Net Expenses(b)	0.19	%(e)	0.20%		0.60%	0.74%	0.72%	0.79%
Net Investment Income	0.01	%(e)	0.02%		0.48%	3.32%	4.33%	2.84%

CLASS S SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.004	0.031	0.041	0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.004)	(0.031)	(0.041)	(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.43%	3.14%	4.18%	2.88%
Net Assets, End of Period (000’s)	$14,218		$10,755		$10,271	$21,153	$27,794	$28,842
Ratios to Average Net Assets
Gross Expense	0.99	%(e)	0.98%		0.99%	1.01%	1.03%	1.02%
Net Expenses(b)	0.18	%(e)	0.20%		0.74%	0.99%	0.96%	0.81%
Net Investment Income	0.01	%(e)	0.02%		0.45%	3.27%	4.10%	2.79%

INSTITUTIONAL I SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.007	0.036	0.046	0.032

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.007)	(0.036)	(0.046)	(0.032)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.68%	3.66%	4.66%	3.22%
Net Assets, End of Period (000’s)	$273,846		$176,467		$394,550	$565,532	$336,470	$337,038
Ratios to Average Net Assets
Gross Expense	0.74	%(e)	0.74%		0.74%	0.75%	0.77%	0.78%
Net Expenses(b)	0.19	%(e)	0.23%		0.46%	0.49%	0.49%	0.49%
Net Investment Income	0.01	%(e)	0.02%		0.64%	3.64%	4.57%	3.20%

INSTITUTIONAL II SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.006	0.035	0.044	0.031

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.006)	(0.035)	(0.044)	(0.031)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.58%	3.51%	4.51%	3.10%
Net Assets, End of Period (000’s)	$961,727		$654,530		$752,284	$447,430	$382,644	$396,703
Ratios to Average Net Assets
Gross Expense	0.74	%(e)	0.73%		0.74%	0.75%	0.77%	0.79%
Net Expenses(b)	0.18	%(e)	0.22%		0.54%	0.64%	0.63%	0.60%
Net Investment Income	0.01	%(e)	0.03%		0.39%	3.22%	4.40%	3.05%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010

32	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.011	0.038	0.044	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.038)	(0.044)	(0.030)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.011)	(0.038)	(0.044)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.14%	3.97%	4.53%	3.06%
Net Assets, End of Period (000’s)	$30,223		$35,502		$42,427	$26,789	$23,755	$5,504
Ratios to Average Net Assets
Gross Expense	0.98	%(e)	1.00%		0.99%	0.99%	1.01%	1.02%
Net Expenses(b)	0.28	%(e)	0.30%		0.73%	0.70%	0.72%	0.82%
Net Investment Income	0.01	%(e)	0.02%		0.97%	3.77%	4.67%	3.17%

INSTITUTIONAL I SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.001		0.000	(c)	0.013	0.041	0.047	0.034

Less Distributions From:
Net Investment Income	(0.001)		(0.000	)(c)	(0.013)	(0.041)	(0.047)	(0.034)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.001)		(0.000)		(0.013)	(0.041)	(0.047)	(0.034)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.34%	4.20%	4.83%	3.45%
Net Assets, End of Period (000’s)	$466,740		$496,004		$1,394,758	$2,196,947	$1,420,028	$1,281,353
Ratios to Average Net Assets
Gross Expense	0.75	%(e)	0.75%		0.73%	0.73%	0.76%	0.76%
Net Expenses(b)	0.29	%(e)	0.32%		0.48%	0.45%	0.45%	0.43%
Net Investment Income	0.01	%(e)	0.02%		1.38%	3.97%	4.74%	3.41%

INSTITUTIONAL II SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.012	0.040	0.046	0.033

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.040)	(0.046)	(0.033)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.012)	(0.040)	(0.046)	(0.033)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.23%	4.09%	4.74%	3.38%
Net Assets, End of Period (000’s)	$1,590,513		$1,582,317		$1,642,160	$1,417,435	$1,075,679	$849,308
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%		0.73%	0.73%	0.76%	0.76%
Net Expenses(b)	0.28	%(e)	0.29%		0.58%	0.55%	0.54%	0.50%
Net Investment Income	0.01	%(e)	0.02%		1.17%	3.88%	4.63%	3.36%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	33

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.010	0.024	0.027	0.020
Net Realized and Unrealized Gain (Loss)	—		—		—	0.001	—	—

Total Income (Loss) From Operations	0.000		0.000		0.010	0.025	0.027	0.020

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.027)	(0.020)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		1.00%	2.49%	2.78%	1.99%
Net Assets, End of Period (000’s)	$16,763		$18,949		$21,338	$22,194	$19,781	$31,402
Ratios to Average Net Assets
Gross Expense	1.08	%(e)	1.04%		1.03%	1.08%	1.09%	1.09%
Net Expenses(b)	0.42	%(e)	0.47%		0.80%	0.79%	0.80%	0.75%
Net Investment Income	0.01	%(e)	0.04%		0.99%	2.44%	2.72%	1.97%

INSTITUTIONAL I SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.014	0.028	0.031	0.023
Net Realized and Unrealized Gain (Loss)	—		—		—	0.001	—	—

Total Income (Loss) From Operations	0.000		0.001		0.014	0.029	0.031	0.023

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.014)	(0.029)	(0.031)	(0.023)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.09%		1.40%	2.88%	3.19%	2.36%
Net Assets, End of Period (000’s)	$70,201		$83,916		$180,584	$70,133	$41,617	$54,359
Ratios to Average Net Assets
Gross Expense	0.83	%(e)	0.78%		0.78%	0.90%	0.84%	0.84%
Net Expenses(b)	0.39	%(e)	0.41%		0.42%	0.39%	0.41%	0.39%
Net Investment Income	0.04	%(e)	0.10%		1.14%	2.75%	3.13%	2.32%

INSTITUTIONAL II SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.012	0.026	0.030	0.022
Net Realized and Unrealized Gain (Loss)	—		—		—	0.001	—	—

Total Income (Loss) From Operations	0.000		0.001		0.012	0.027	0.030	0.022

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.012)	(0.027)	(0.030)	(0.022)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.06%		1.25%	2.74%	3.04%	2.25%
Net Assets, End of Period (000’s)	$34,149		$36,870		$49,143	$39,081	$29,292	$37,806
Ratios to Average Net Assets
Gross Expense	0.83	%(e)	0.78%		0.78%	0.82%	0.84%	0.84%
Net Expenses(b)	0.40	%(e)	0.45%		0.56%	0.54%	0.55%	0.50%
Net Investment Income	0.03	%(e)	0.06%		1.21%	2.64%	2.98%	2.23%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010

34	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND

CLASS A SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.011	0.041	0.046	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.041)	(0.046)	(0.030)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.011)	(0.041)	(0.046)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.13%	4.14%	4.72%	3.06%
Net Assets, End of Period (000’s)	$425,905		$459,497		$630,429	$837,674	$740,486	$745,488
Ratios to Average Net Assets
Gross Expense	0.76	%(f)	0.77%		0.76%	0.75%	0.78%	1.03%
Net Expenses(b)	0.32	%(f)	0.29%		0.67%	0.67%	0.63%	0.86%
Net Investment Income	0.01	%(f)	0.02%		1.20%	3.97%	4.62%	3.01%

CLASS A2 SHARES(d)	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.013	0.043	0.047	0.033

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.047)	(0.033)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.013)	(0.043)	(0.047)	(0.033)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		1.30%	4.35%	4.83%	3.33%
Net Assets, End of Period (000’s)	$220,640		$244,661		$320,238	$459,544	$156,286	$8,961
Ratios to Average Net Assets
Gross Expense	1.01	%(f)	1.02%		1.00%	0.99%	1.03%	1.04%
Net Expenses(b)	0.32	%(f)	0.28%		0.49%	0.47%	0.49%	0.60%
Net Investment Income	0.01	%(f)	0.03%		1.42%	3.98%	4.85%	3.29%

CLASS B SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.006	0.033	0.039	0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.006)	(0.033)	(0.039)	(0.028)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.006)	(0.033)	(0.039)	(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.62%	3.37%	4.01%	2.79%
Net Assets, End of Period (000’s)	$207		$205		$417	$271	$116	$183
Ratios to Average Net Assets
Gross Expense	1.51	%(f)	1.53%		1.53%	1.49%	1.50%	1.45%
Net Expenses(b)	0.32	%(f)	0.30%		1.14%	1.42%	1.34%	1.08%
Net Investment Income	0.01	%(f)	0.02%		0.54%	2.96%	3.57%	2.80%

(Financial Highlights continued next page)

October 31, 2010  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	35

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND – (continued)

CLASS S SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.009	0.038	0.043	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.009)	(0.038)	(0.043)	(0.030)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.009)	(0.038)	(0.043)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.92%	3.88%	4.40%	3.01%
Net Assets, End of Period (000’s)	$11,482		$12,826		$30,423	$62,025	$61,091	$45,691
Ratios to Average Net Assets
Gross Expense	1.00	%(f)	1.02%		1.00%	1.00%	1.03%	1.04%
Net Expenses(b)	0.32	%(f)	0.34%		0.88%	0.92%	0.93%	0.91%
Net Investment Income	0.01	%(f)	0.03%		1.07%	3.75%	4.33%	2.97%

INSTITUTIONAL I SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.013	0.043	0.048	0.035

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.048)	(0.035)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.013)	(0.043)	(0.048)	(0.035)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.05%		1.35%	4.40%	4.92%	3.52%
Net Assets, End of Period (000’s)	$590,994		$566,594		$812,096	$790,578	$502,907	$508,399
Ratios to Average Net Assets
Gross Expense	0.76	%(f)	0.77%		0.76%	0.74%	0.78%	0.79%
Net Expenses(b)	0.29	%(f)	0.26%		0.45%	0.42%	0.43%	0.41%
Net Investment Income	0.05	%(f)	0.05%		1.31%	4.09%	4.82%	3.46%

INSTITUTIONAL II SHARES	2010(e)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.012	0.042	0.047	0.034

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.042)	(0.047)	(0.034)
Return of Capital	—		(0.000	)(c)	—	—	—	—

Total Distributions	(0.000)		(0.000)		(0.012)	(0.042)	(0.047)	(0.034)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.04%		1.25%	4.29%	4.82%	3.43%
Net Assets, End of Period (000’s)	$414,002		$425,103		$447,219	$1,104,416	$555,422	$550,498
Ratios to Average Net Assets
Gross Expense	0.76	%(f)	0.77%		0.74%	0.74%	0.78%	0.79%
Net Expenses(b)	0.29	%(f)	0.26%		0.53%	0.52%	0.53%	0.50%
Net Investment Income	0.05	%(f)	0.04%		1.55%	3.93%	4.73%	3.48%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Shares.
(e)	Six months ended October 31, 2010 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010

36	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2010(d)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(e)	0.001	0.013	0.043	0.048	0.034

Less Distributions From:
Net Investment Income	(0.000	)(e)	(0.001)	(0.013)	(0.043)	(0.048)	(0.034)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		0.07%	1.35%	4.44%	4.94%	3.49%
Net Assets, End of Period (000’s)	$478,410		$425,757	$564,534	$454,775	$349,459	$313,897
Ratios to Average Net Assets
Gross Expense	1.01	%(f)	1.01%	1.01%	0.97%	1.03%	1.03%
Net Expenses(b)	0.27	%(f)	0.24%	0.39%	0.37%	0.40%	0.43%
Net Investment Income	0.06	%(f)	0.07%	1.27%	4.19%	4.83%	3.44%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Formerly Institutional Shares.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Represents less than $0.001.
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2010  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	37

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2010(d)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.010		0.024		0.028	0.020

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.010)		(0.024)		(0.028)	(0.020)
Net Realized Gains	—		—		(0.000	)(c)	(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.010)		(0.024)		(0.028)	(0.020)

Net Asset Value, End of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		1.06%		2.47%		2.86%	2.04%
Net Assets, End of Period (000’s)	$58,238		$57,728		$83,653		$100,280		$80,685	$98,113
Ratios to Average Net Assets
Gross Expense	0.86	%(e)	0.81%		0.79%		0.80%		0.84%	1.06%
Net Expenses(b)	0.38	%(e)	0.52%		0.75%		0.74%		0.72%	0.71%
Net Investment Income	0.01	%(e)	0.03%		1.06%		2.36%		2.81%	2.02%

INSTITUTIONAL I SHARES	2010(d)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.013		0.025		0.030	0.022
Net Realized and Unrealized Gain (Loss)	—		—		—		0.002		—	—

Total Income (Loss) From Operations	0.000		0.001		0.013		0.027		0.030	0.022

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.013)		(0.027)		(0.030)	(0.022)
Net Realized Gains	—		—		(0.000	)(c)	(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.001)		(0.013)		(0.027)		(0.030)	(0.022)

Net Asset Value, End of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.07%		1.30%		2.72%		3.08%	2.24%
Net Assets, End of Period (000’s)	$43,954		$47,838		$113,393		$49,637		$30,767	$27,958
Ratios to Average Net Assets
Gross Expense	0.86	%(e)	0.81%		0.79%		0.80%		0.85%	0.85%
Net Expenses(b)	0.37	%(e)	0.49%		0.50%		0.49%		0.50%	0.52%
Net Investment Income	0.02	%(e)	0.08%		1.24%		2.52%		3.02%	2.22%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2010

38	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.010	0.025	0.028	0.019

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.028)	(0.019)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		0.97%	2.50%	2.81%	1.96%
Net Assets, End of Period (000’s)	$6,462		$7,245		$5,137	$6,320	$3,817	$663
Ratios to Average Net Assets
Gross Expense	1.37	%(e)	1.25%		1.13%	1.30%	1.41%	1.42%
Net Expenses(b)	0.43	%(e)	0.44%		0.76%	0.75%	0.77%	0.80%
Net Investment Income	0.01	%(e)	0.03%		0.98%	2.41%	2.83%	1.94%

INSTITUTIONAL I SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.011	0.027	0.030	0.022

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.011)	(0.027)	(0.030)	(0.022)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.06%		1.16%	2.71%	3.03%	2.20%
Net Assets, End of Period (000’s)	$15,938		$18,178		$48,766	$59,232	$15,343	$29,677
Ratios to Average Net Assets
Gross Expense	1.12	%(e)	0.99%		0.88%	1.04%	1.16%	1.18%
Net Expenses(b)	0.42	%(e)	0.47%		0.57%	0.55%	0.57%	0.58%
Net Investment Income	0.02	%(e)	0.07%		1.09%	2.46%	2.96%	2.22%

INSTITUTIONAL II SHARES	2010(d)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.011	0.026	0.029	0.021

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.026)	(0.029)	(0.021)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.04%		1.06%	2.61%	2.97%	2.17%
Net Assets, End of Period (000’s)	$9,307		$14,518		$4,146	$3,685	$931	$1,020
Ratios to Average Net Assets
Gross Expense	1.11	%(e)	1.00%		0.89%	1.03%	1.15%	1.15%
Net Expenses(b)	0.42	%(e)	0.39%		0.67%	0.65%	0.65%	0.58%
Net Investment Income	0.02	%(e)	0.03%		0.97%	2.38%	2.90%	2.12%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2010 (unaudited).
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

October 31, 2010  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	39

MTB Group of Funds

October 31, 2010 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 16 funds (1 of which is only made available to variable annuity contracts) are presented in separate reports.

Fund	Investment Objectives
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

MTB Money Market Fund (“Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

(d)	Diversified

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

As of the close of business on December 31, 2008, the Funds’ Class B Shares are no longer available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date may retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable deferred sales charges. Shareholders also retain the ability to exchange their Class B Shares for Class B Shares of other Funds in the Trust. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended October 31, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

40	NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the counterparty to the repurchase agreement. Other repurchase agreements are treated as obligations of the counterparty secured by the underlying securities. Nevertheless, the insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All Funds, except Prime Money Market Fund, offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distribution rates are generally due to differences in separate class expense.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses.

Premium and Discount Amortization/Accretion – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

(continued on next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	41

3.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the three-year periods ended April 30, 2009, 2008 and 2007, remain subject to examination by the Internal Revenue Service.

For the year ended April 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Distributions in Excess of Income	Paid in Capital	Accumulated Net Realized Loss
U.S. Treasury Money Market Fund	$1,279	$—	$(1,279)
U.S. Government Money Market Fund	16,139	—	(16,139)
Tax-Free Money Market Fund	—	(566)	566
New York Tax-Free Money Market Fund	5,706	(5,706)	—

Net investment income (loss), net realized gain (loss), and net assets were not affected by these reclassifications.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended April 30, 2010 and 2009 were as follows:

Fund	Return of Capital	2010 Ordinary Income*		2009 Ordinary Income
U.S. Treasury Money Market Fund	$—	$182,767		$7,150,090
U.S. Government Money Market Fund	188,648	273,121		45,975,521
Tax-Free Money Market Fund	—	162,666	**	2,007,856	***

Fund	Return of Capital	2010 Ordinary Income*		2009 Ordinary Income
Money Market Fund	$61,147	$640,031		$36,359,784
Prime Money Market Fund	—	323,835		6,053,388
New York Tax-Free Money Market Fund	—	91,713	**	2,102,832	***
Pennsylvania Tax-Free Money Market Fund	—	26,279	**	741,895	***

*	For tax purpose short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $162,631, $86,000 and $26,279 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund.

***	Included in this amount is tax exempt income of $2,007,856 , $2,092,822 and $741,895 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distribution in Excess of) Ordinary Income	Capital Loss Carryforward
U.S. Treasury Money Market Fund	$(7,481)	$—
U.S. Government Money Market Fund	(17,727)	—
Tax-Free Money Market Fund	4,650 *	—
Money Market Fund	(29,284)	(11,291)
Prime Money Market Fund	(63)	(2,927)
New York Tax-Free Money Market Fund	(1,322)	(69,908)
Pennsylvania Tax-Free Money Market Fund	3,092 *	—

*	Included in this amount is tax exempt income of $4,650 and $3,092 for the Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund.

At April 30, 2010, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in								Total Capital Loss Carryforwards
Fund	2011	2012	2013	2014	2015	2016	2017	2018
Money Market Fund	$11,291	$—	$—	$—	$—	$—	$—	$—	$11,291
Prime Money Market Fund	2,750	—	—	177	—	—	—	—	2,927
New York Tax-Free Money Market	—	—	—	—	—	—	6,657	63,251	69,908

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

42	NOTES TO FINANCIAL STATEMENTS

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”) receives for its services an annual investment advisory fee, accrued daily and paid daily, equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2010, the Advisor voluntarily agreed to waive, and/or reimburse operating expenses (excluding 12b-1 and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

Administrative Fee – BNY Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. For the period September 10, 2007 through September 10, 2010, BNY Mellon has agreed to limit fees payable by the Trust for fund administration, accounting and custody services to $2,679,285 per year. Effective October 1, 2010, BNY Mellon removed the payable limitation and entered into a new fund administration, accounting, and custody agreement. MTBIA in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for at an aggregate annual fee as specified below.

Administrative fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time in its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares and up to 0.75% of the average daily net assets of the Funds’ Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Funds may reduce the maximum amount of distribution service fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Sales Charges – The Class A Shares of all the Funds, excluding the Money Market Funds, bear front-end sales charges. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. This is a non-taxable event.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares for whom M&T provide shareholder services to. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2010, M&T or an affiliate received a portion of the fees paid by the following Funds which are listed in the chart below:

Fund	Shareholder Services Fee
Tax-Free Money Market Fund	$1,041
Money Market Fund	40,757
New York Tax-Free Money Market Fund	288
Pennsylvania Tax-Free Money Market Fund	1

Other Service Providers – Foreside Management Services. LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007 through November 16, 2010, BNY Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. Effective October 1, 2010 BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. when the total expenses payable by the Trust exceed $995,413 until October 1, 2011. These amounts are shown as reimbursements on the Statements of Operations.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Board of Trustees (the “Trustees”).

5.	CONCENTRATION OF RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their

(continued on next page)

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	43

assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. Additionally, at October 31, 2010, Tax-Free Money Market Fund was invested 35.0% in Pennsylvania and 22.0% in New York State. In order to reduce the credit risk associated with such factors, at October 31, 2010, 17.8% for Tax-Free Money Market Fund, 26.3% for New York Tax-Free Money Market Fund and 16.2% for Pennsylvania Tax-Free Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.1% for Tax-Free Money Market Fund, 12.4% for New York Tax-Free Money Market Fund and 12.2% for Pennsylvania Tax-Free Money Market Fund.

6.	LINE OF CREDIT

The Trust participated in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNY Mellon. The termination date of this LOC is February 9, 2011. The Funds did not utilize the LOC for the six months ended October 31, 2010.

7.	OTHER MATTERS

On October 7, 2008, the Board approved the participation of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008. On December 3, 2008, the Board approved the Funds participation in the Program which was extended through April 30, 2009. In addition, on April 18, 2009, the Board approved the Funds participation in the Program to extend through September 18, 2009, (exclusive of the U.S. Treasury Money Market Fund) which was the termination date of the program.

During the period from December 23, 2008 to May 21, 2009, the U.S. Treasury Money Market Fund stopped accepting purchases from new investors with respect to all classes of shares. This was done in an effort to protect existing shareholders from the prevailing market environment, declining interest rates and low yields on U.S. Treasury securities during that period which reduced opportunities for the Fund to invest in new cash flows. However, effective May 21, 2009, the Fund’s Advisor decided to re-open the Fund to new investors, determining that the conditions in this regard had abated. As stated in the Fund’s prospectuses, the Fund reserves the right to reject any purchase request for any reason. Please note that the foregoing limitations on purchases do not relate to the rights of shareholders to redeem their shares of the Fund.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT  /  October 31, 2010 (unaudited)

44

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting held on September 22-23, 2010 (“September Meeting”), the Board of Trustees (the “Board”) of the MTB Group of Funds (the “Trust”), including a majority of the Independent Trustees, approved for an annual period the continuation of the investment advisory agreements (the “Advisory Agreements”) with MTB Investment Advisors, Inc. (“MTBIA”) for each Fund.

In reaching its decisions to approve the continuation of the Agreements, the Board requested, received and reviewed a variety of materials that were provided by MTBIA relating to each Fund and MTBIA, including information about: (1) the nature, extent and quality of the services to be provided; (2) the performance of each Fund as compared to a peer group and an appropriate index; (3) the personnel and operations of MTBIA; (4) the financial condition of MTBIA; (5) the fees and expenses of each Fund, and the amount of the investment advisory fees, both before and after any waivers, as compared to a peer group; (6) the profitability of MTBIA and under the applicable agreements; (7) any “fall-out” benefits to MTBIA or its affiliates from their relationship with the Trust (that is, any ancillary benefit to MTBIA from its relationship with the Trust); (8) whether any economies of scale are anticipated for the Funds that may warrant a different or revised advisory fee structure; (9) the fees paid MTBIA by any comparable institutional or retail accounts; and (10) possible conflicts of interest. The Board also took into account information that was provided to the Board in its regularly scheduled Board and Committee meetings throughout the year with respect to the services that were provided by MTBIA to the Funds, including quarterly performance reports, prepared by management. At the September Meeting and during the year, the Independent Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals, to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds. The Board considered and addressed each Fund separately during the September Meeting.

In considering the continuation of the Agreements, the Independent Trustees were advised by independent legal counsel, and met separately with independent legal counsel during sessions at which no representatives of management were present. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis, that the fees charged under each Agreement are reasonable in relation to the services that are provided under the Agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety. In considering whether to approve the continuation of the Agreements, the Board reviewed and analyzed the factors that it deemed relevant, including the specific factors that are set forth below. The Trustees concluded that their analysis of all of the factors described below supported the approval of the renewal of each Agreement for each Fund. In view of the broad scope and variety of factors and information considered, the Board did not find it practicable to assign relative weights to the specific factors that is considered in reaching its conclusions and determinations to approve the continuance of the Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Board recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) providing investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment goals and policies; (3) reviewing brokerage arrangements; (4) overseeing general Fund compliance with applicable state and federal laws; (5) providing certain administrative services to the Funds; (6) providing risk management oversight and related quarterly Board reports; and (7) the implementation of Board directives as they relate to the Funds and the Trust. The Board also considered MTBIA’s role in coordinating and supervising the activities of the Funds’ other service providers, including the Bank of New York Mellon in connection with its services as Fund custodian, co-administrator and fund accountant. The Board considered information from the Chief Compliance Officer (“CCO”) of the Trust regarding the compliance policies and procedures that the Trust adopted and implemented pursuant to rules of the Securities and Exchange Commission.

The Board also considered the organizational structure, financial condition and reputation of MTBIA. The Board also recognized MTBIA’s long-standing experience in managing the Funds and considered its own familiarity with management through Board meetings, discussions and reports during the preceding year.

Based on the information considered, the Board concluded that the nature, extent and quality of MTBIA’s services supported the continuation of the Agreements.

Investment Performance

The Board closely reviewed the performance history of each Fund. The Board noted that MTBIA reviews with the Board on a quarterly basis detailed information about the Funds’ performance results, portfolio composition, and investment strategies. The Board considered the performance reports that were prepared by Lipper Inc. (“Lipper”) and provided to the Board by management on a quarterly basis. The Board also considered performance information that was provided in connection with the September Meeting.

In particular, the Board reviewed the performance of each Fund over various time periods, including (but not limited to) the time periods noted in detail below, as compared to a comparable group of funds as determined by Lipper (a “Peer Group”), and as compared to the Fund’s benchmark. For this purpose, the “first quintile” is defined as the 20% of funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of funds in the applicable Peer Group that have the lowest performance.

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The Board observed that the MTB Money Market Fund performed in the fourth quintile for the 3- and 5-year periods ended June 30, 2010 and in the third quintile for the 1-year period. The Board observed that the MTB Prime Money Market Fund performed in the fourth quintile for the 3- and 5-year periods ended June 30, 2010, and in the third quintile for the 1-year period. The Board observed that the MTB U.S. Government Money Market Fund performed in the third quintile for the 1-, 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB U.S. Treasury Money Market Fund performed in the third quintile for the 1- and 3-year periods ended June 30, 2010 and in the fourth quintile for the 5-year period ended June 30, 2010. The Board observed that the MTB New York Tax-Free Money Market Fund performed in the second quintile for the 1-year period ended June 30, 2010 and in the third quintile for the 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB Pennsylvania Tax-Free Money Market Fund performed in the second quintile for the 1-year period ended June 30, 2010 and in the third quintile for the 3- and 5-year periods ended June 30, 2010. The Board observed that the MTB Tax-Free Money Market Fund performed in the second quintile for the 1-year period ended June 30, 2010, and in the third quintile for the 3- and 5-year periods ended June 30, 2010. In the case of each of the Money Market Funds, the Board observed that the Funds are generally managed in a conservative style, which can affect the Funds’ performance compared to the performance of their Peer Groups.

In reviewing the performance information, the Board was mindful of the investment styles used for particular Funds and the long-term performance records of the Funds and comparable mutual funds. The Board focused particular attention on Funds with less favorable performance records and took into account management’s explanations regarding the factors that contributed to the performance. For the Funds with a less than favorable performance history, the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant renewal of the Agreements for another annual period. In each case, the Board considered management’s explanations that the underperformance was attributable to a significant extent to investment decisions that were reasonable and consistent with the Fund’s investment objectives and policies and that the Fund was performing within a range of reasonable expectations given market conditions and the Fund’s investment objectives and policies. The Board also considered that MTBIA was closely monitoring the performance and/or taking steps to address the performance.

The Costs of the Services to be Provided

The Board also gave substantial consideration to the fees payable by each Fund under the Agreements. Among other things, the Board reviewed information compiled by Strategic Insight comparing each Fund’s contractual advisory fee rate (at common asset levels), actual advisory fees (which included the effect of any fee waivers) as a percentage of average net assets, and expenses as a percentage of net assets, to other similar mutual funds (a “Peer Group”). The Peer Group for this purpose was selected by Strategic Insight.

Based on the data provided, the Board observed, among other things, that: (1) the contractual investment advisory fee rates for each of the MTB Money Market Fund, MTB New York Tax Free Money Market Fund, MTB Pennsylvania Tax Free Money Market Fund, MTB Prime Money Market Fund, MTB Tax Free Money Market Fund, MTB U.S. Government Money Market Fund, and MTB U.S. Treasury Money Market Fund were above the median of its Peer Group, while the actual investment advisory fee was reduced by voluntary commitments from MTBIA, which could be eliminated at any time; (2) the total expenses of each of the Funds was reduced by voluntary waivers from MTBIA.

The Board was satisfied that the advisory fee to be paid by each Fund was within a reasonable range and with the overall expense structure of each Fund, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, MTBIA provided, and the Board reviewed, certain information comparing the fees charged by MTBIA for its services to certain of the Funds versus the fees charged to other comparable accounts, as appropriate. The Board noted that MTBIA does not manage accounts that are comparable to each of the Funds. The Board also noted the differences between the services that are provided to the other accounts and the Funds as investment companies that are registered with the U.S. Securities and Exchange Commission.

Profitability

The Board examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund-by-Fund basis. The Board reviewed materials that they received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. In addition, the Board considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2008 and December 31, 2009, and the six month period ended June 30, 2010.

Economies of Scale

In response to questions from the Board, MTBIA also provided information regarding whether “economies of scale” that may be present as a Fund grows larger are appropriately reflected in the rate of the investment advisory fee of each Fund. Accordingly, the Board considered MTBIA’s assessments that under current market conditions and based on the asset sizes of the Funds that economies of scale were appropriately reflected in the investment advisory fees of the Funds.

Other Benefits

The Board considered the “fall-out” or ancillary benefits that may accrue to MTBIA as a result of their relationships with the relevant Funds. In that regard, the Board considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate

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agreements. The Board also observed that MTBIA receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Board noted that in selecting brokers MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*     *     *

The Board based its decision to renew the Agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Board find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Board concluded that the level of fees paid by each Fund to MTBIA was reasonable in relation to the services provided. As a result, the Board, including all of the Independent Trustees, approved the investment advisory agreements.

October 31, 2010 (unaudited)  /  SEMI-ANNUAL REPORT

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Suite 4000

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send an Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(12/10)

MTB FUNDS

100 EAST PRATT STREET, 17TH FLOOR

BALTIMORE, MD 21202

MTB-SAR-010-1010

1-800-836-2211  /  mtbfunds.com

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 30, 2010

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 30, 2010

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 30, 2010